UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q


        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY


                  Investment Company Act file number 811- 05201


                           Thornburg Investment Trust
               (Exact name of registrant as specified in charter)

                    C/O Thornburg Investment Management, Inc.
              2300 North Ridgetop Road, Santa Fe, New Mexico 87506
               (Address of principal executive offices) (Zip code)


   Garrett Thornburg, 2300 North Ridgetop Road, Santa Fe, New Mexico 87506
                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 505-984-0200


                   Date of fiscal year end: September 30, 2010


                     Date of reporting period: June 30, 2010


Item 1. Schedule of Investments


The following quarterly schedules of investments are attached hereto, in order:

         Thornburg Limited Term Municipal Fund
         Thornburg Intermediate Municipal Fund
         Thornburg Strategic Municipal Income Fund
         Thornburg California Limited Term Municipal Fund
         Thornburg New Mexico Intermediate Municipal Fund
         Thornburg New York Intermediate Municipal Fund
         Thornburg Limited Term U.S. Government Fund
         Thornburg Limited Term Income Fund
         Thornburg Strategic Income Fund
         Thornburg Value Fund
         Thornburg International Value Fund
         Thornburg Core Growth Fund
         Thornburg International Growth Fund
         Thornburg Investment Income Builder Fund
         Thornburg Global Opportunities Fund
         Thornburg Developing World Fund


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Thornburg Limited Term Municipal Fund                                                       June 30, 2010 Unaudited
                                                                              Credit Rating+     Principal
                                                                               S&P/Moody's        Amount        Value

        Alabama -- 1.58%
          Alabama State Public School & College Authority, 5.00% due 5/1/2012       AA/Aa1    $  2,000,000  $  2,155,180
          Alabama State Public School & College Authority, 5.00% due 5/1/2013       AA/Aa1       5,000,000     5,533,200
          Alabama State Public School & College Authority, 5.00% due 5/1/2015       NR/Aa1       8,530,000     9,688,630
          Alabama State Public School & College Authority, 5.00% due 5/1/2016       AA/Aa1       5,000,000     5,688,400
          Birmingham GO, 5.00% due 10/1/2013 (Insured: Natl-Re)                     AA/Aa2       2,500,000     2,781,775
          Huntsville GO, 5.50% due 11/1/2014                                       AAA/Aaa       3,425,000     3,782,604
          Lake Martin Area IDA, 5.00% due 11/1/2011                                  A/NR        3,000,000     3,081,060
          Mobile GO Warrants, 5.25% due 8/1/2012 (Insured: AGM)                    AAA/Aa2       1,025,000     1,121,145
          Mobile GO Warrants, 4.50% due 8/15/2016                                   NR/NR        2,185,000     2,267,243
          Mobile Industrial  Development PCR, 5.00% due 6/1/2034 put 3/19/2015
       a  (Alabama Power Co.)                                                        A/A2        6,000,000     6,558,960
          Montgomery Waterworks & Sanitation, 5.00% due 9/1/2016                   AAA/Aa3       2,080,000     2,402,005
          Montgomery Waterworks & Sanitation, 5.00% due 9/1/2019                   AAA/Aa3       3,375,000     3,858,874
          University  of Alabama at  Birmingham  Hospital  Revenue,  5.25% due
          9/1/2017                                                                  A+/A1        2,500,000     2,723,875
          University  of Alabama at  Birmingham  Hospital  Revenue,  5.00% due
          9/1/2018                                                                  A+/A1        1,500,000     1,599,270
        Alaska -- 1.16%
          Alaska  Energy Power  Authority,  6.00% due 7/1/2011  (Bradley  Lake
          Hydroelectric; Insured: AGM)                                             AAA/Aa3       4,040,000     4,228,143
          Alaska  Energy Power  Authority,  6.00% due 7/1/2011  (Bradley  Lake
          Hydroelectric; Insured: AGM)                                             AAA/Aa3         955,000       999,474
          Alaska  Energy Power  Authority,  6.00% due 7/1/2013  (Bradley  Lake
          Hydroelectric; Insured: AGM)                                             AAA/Aa3       1,600,000     1,792,624
          Alaska  Housing  Finance  Corp.  GO, 5.00% due  12/1/2018  (Insured:
          Natl-Re)                                                                  AA/Aa2       2,000,000     2,198,880
          Alaska  Industrial  Development  & Export  Authority  GO,  5.00% due
          4/1/2014                                                                 AA-/Aa3       2,000,000     2,234,120
          Alaska  Industrial  Development  & Export  Authority  GO,  5.00% due
          4/1/2015                                                                 AA-/Aa3       1,900,000     2,141,794
          Alaska  Industrial  Development  & Export  Authority  GO,  5.00% due
          4/1/2016                                                                 AA-/Aa3       1,000,000     1,125,040
          Alaska  Industrial  Development  & Export  Authority  GO,  5.00% due
          4/1/2017                                                                 AA-/Aa3       3,000,000     3,364,740
          Alaska  Industrial  Development  & Export  Authority  GO,  5.00% due
          4/1/2018                                                                 AA-/Aa3       2,455,000     2,751,687
          Alaska  Municipal Bond Bank, 5.00% due 6/1/2014  (Insured:  Natl-Re;
          State Aid Withholding)                                                    A+/Aa3       1,175,000     1,302,969
          Alaska Student Loan Corp., 5.25% due 1/1/2012 (Insured: AGM)              AAA/NR       3,000,000     3,154,620
          North Slope Boro GO, 5.00% due 6/30/2015 (Insured: Natl-Re)              AA-/Aa3       3,250,000     3,704,415
          North Slope Boro GO, 5.00% due 6/30/2017 (Insured: Natl-Re)              AA-/Aa3       8,800,000    10,068,608
        Arizona -- 4.38%
          Arizona  Board of Regents  COP,  5.00% due 7/1/2018  (Arizona  State
          University; Insured: Natl-Re)                                             AA-/A1       1,285,000     1,411,328
          Arizona HFA, 5.25% due 1/1/2018 (Banner Health)                           A+/NR        3,500,000     3,819,060
          Arizona HFA, 5.00% due 7/1/2018 (Catholic Healthcare West)                 A/A2        1,470,000     1,559,479
          Arizona HFA, 5.00% due 7/1/2019 (Catholic Healthcare West)                 A/A2        1,365,000     1,439,352
          Arizona HFA, 5.00% due 7/1/2020 (Catholic Healthcare West)                 A/A2        1,290,000     1,339,252
          Arizona Lottery Revenue, 5.00% due 7/1/2018 (Insured: AGM)               AAA/Aa3       8,370,000     9,369,880
          Arizona Lottery Revenue, 5.00% due 7/1/2020                              AAA/Aa3       8,000,000     8,841,760
          Arizona Transportation Board Highway Revenue, 5.25% due 7/1/2015         AAA/Aaa       3,860,000     4,229,595
          Chandler Street & Highway User Revenue, 3.00% due 7/1/2013                AA/Aa2       1,905,000     2,010,461
          Chandler Street & Highway User Revenue, 3.00% due 7/1/2014                AA/Aa2       2,790,000     2,953,103
          Glendale IDA, 5.00% due 5/15/2015 (Midwestern University)                 A-/NR        1,000,000     1,087,680
          Glendale IDA, 5.00% due 5/15/2016 (Midwestern University)                 A-/NR        1,325,000     1,434,061
          Glendale IDA, 5.00% due 5/15/2017 (Midwestern University)                 A-/NR        1,440,000     1,534,651
          Glendale  Western  Loop  101  Public  Facilities  Corp.,  6.00%  due
          7/1/2019                                                                  AA/A1        2,200,000     2,366,298
          Maricopa County IDA Health Facilities  Revenue,  4.125% due 7/1/2015
          (Catholic Healthcare West)                                                 A/A2        1,000,000     1,047,160
          Maricopa County IDA Health  Facilities  Revenue,  5.00% due 7/1/2016
          (Catholic Healthcare West)                                                 A/A2        2,065,000     2,067,230
          Maricopa County IDA Health  Facilities  Revenue,  5.00% due 7/1/2038
          put 7/1/2014 (Catholic Healthcare West)                                    A/A2        7,500,000     8,153,325
          Maricopa County Pollution  Control Corp. PCR, 5.50% due 5/1/2029 put
          5/1/2012 (Arizona Public Service Co.)                                   BBB-/Baa2     10,000,000    10,407,800
          Mesa Highway GO, 3.25% due 7/1/2016                                      AA+/Aa3      10,000,000    10,201,600
          Mohave County IDA, 5.00% due 4/1/2014  (Mohave Prison LLC;  Insured:
          Syncora) (ETM)                                                            AAA/NR       3,135,000     3,568,351
          Mohave County IDA, 7.25% due 5/1/2015 (Mohave Prison LLC)                BBB+/NR      12,100,000    12,967,691
          Navajo County PCR, 5.50% due 6/1/2034 put 6/1/2014  (Arizona  Public
          Service Co.)                                                            BBB-/Baa2      1,200,000     1,264,524
          Navajo County PCR, 5.50% due 6/1/2034 put 6/1/2014  (Arizona  Public
          Service Co.)                                                            BBB-/Baa2      2,600,000     2,739,802
          Navajo County PCR, 5.75% due 6/1/2034 put 6/1/2016  (Arizona  Public
          Service Co.)                                                            BBB-/Baa2      5,600,000     5,911,752
          Northern  Arizona  University  COP,  5.00%  due  9/1/2019  (Insured:
          AMBAC)                                                                     A/A2        3,500,000     3,583,930
          Pima County IDA, 6.40% due 7/1/2013 (Arizona Charter Schools)            NR/Baa3         625,000       630,900
          Pima County IDA, 5.00% due 7/1/2016 (Metro Police Facility)               AA/Aa2       2,500,000     2,785,150
          Pima County IDA, 5.00% due 7/1/2017 (Metro Police Facility)               AA/Aa2       3,000,000     3,339,360
          Pima County IDA, 5.00% due 7/1/2018 (Metro Police Facility)               AA/Aa2       3,285,000     3,655,417
          Pima County IDA, 5.00% due 7/1/2019 (Metro Police Facility)               AA/Aa2       2,000,000     2,218,540
          Pima County Sewer Revenue, 4.50% due 7/1/2017 (Insured: AGM)              AAA/NR       5,000,000     5,439,250
          Pima County Sewer Revenue, 5.00% due 7/1/2018 (Insured: AGM)              AAA/NR       5,000,000     5,597,300
          Salt River  Agricultural  Improvement  & Power  District,  3.00% due
          1/1/2014                                                                  AA/Aa1      11,275,000    11,945,186
          Salt River  Agricultural  Improvement  & Power  District,  5.00% due
          1/1/2020                                                                  AA/Aa1       1,205,000     1,209,157
          Show Low IDA  Hospital,  5.25%  due  12/1/2010  (Navapache  Regional
          Medical Center; Insured: ACA)                                             BBB/NR       1,000,000     1,002,140
          Yuma Property  Corp.  Utility  Systems  Revenue,  5.00% due 7/1/2016
          (Insured: XCLA)                                                           A+/A1        2,000,000     2,192,340
          Yuma Property  Corp.  Utility  Systems  Revenue,  5.00% due 7/1/2018
          (Insured: XCLA)                                                           A+/A1        2,130,000     2,310,390
        Arkansas -- 0.03%
          Jefferson   County   Hospital   Improvement,   5.50%  due   6/1/2011
          (Jefferson Hospital Association)                                           A/NR        1,075,000     1,114,334
        California -- 7.70%
          Alameda County COP, 5.00% due 12/1/2017  (Santa Rita Jail;  Insured:
          AMBAC)                                                                    AA-/NR       1,000,000     1,119,560
          Anaheim Public Financing  Authority,  5.25% due 10/1/2018  (Electric
          Systems Generation; Insured: AGM)                                        AAA/Aa3       1,560,000     1,683,006
          Calexico USD COP, 5.75% due 9/1/2013                                     BBB+/NR       2,185,000     2,291,191
          California  Educational  Facilities,   5.00%  due  4/1/2017  (Pitzer
          College)                                                                  NR/A3        1,460,000     1,586,319
          California GO, 0.26% due 5/1/2034 put 7/1/2010  (Kindergarten;  LOC:
          Citibank/California State Teachers Retirement) (daily demand notes)       A+/Aaa       4,400,000     4,400,000
          California   HFA,   5.00%  due  7/1/2027   put  7/1/2014   (Catholic
          Healthcare West)                                                           A/A2        3,500,000     3,803,485
          California HFA, 5.00% due 7/1/2028 (Catholic Healthcare West)              A/A2        2,000,000     2,173,420
          California  State  Department  of  Transportation   COP,  5.25%  due
          3/1/2016 (Insured: Natl-Re)                                                A/A2        1,000,000     1,003,470
          California State  Department of Water Resources Power Supply,  3.70%
          due 5/1/2011 (Insured: Natl-Re)                                          AA-/Aa3       3,500,000     3,591,245
          California State  Department of Water Resources Power Supply,  5.50%
          due 5/1/2012                                                             AA-/Aa3       2,600,000     2,820,922
          California State  Department of Water Resources Power Supply,  6.00%
          due 5/1/2013                                                             AA-/Aa3       2,550,000     2,813,823
          California State  Department of Water Resources Power Supply,  5.00%
          due 5/1/2015                                                             AA-/Aa3       5,000,000     5,661,150
          California State  Department of Water Resources Power Supply,  0.10%
          due 5/1/2022 put 7/1/2010 (Insured:  Bank of New York) (daily demand
          notes)                                                                    AA/Aaa         100,000       100,000
          California State  Department of Water Resources Power Supply,  0.35%
          due 5/1/2022 put 7/1/2010 (Insured: AGM) (daily demand notes)            AAA/Aa3      15,315,000    15,315,000
          California State Economic Recovery, 5.00% due 7/1/2020                    A+/Aa3       4,000,000     4,433,840
          California State Economic Recovery GO, 5.00% due 7/1/2016                 A+/Aa3      12,000,000    12,351,960
          California State Economic Recovery GO, 5.00% due 7/1/2018                 A+/Aa3       4,000,000     4,542,560
          California State GO, 5.15% due 12/1/2014 (Veterans Bonds)                 AA/A1        1,000,000     1,002,490
          California State Public Works Board,  5.00% due 9/1/2016 (Regents of
          University of California; Insured: Natl-Re/FGIC)                         AA-/Aa2       3,000,000     3,369,660
          California State Public Works Board,  5.00% due 9/1/2017 (Regents of
          University of California; Insured: Natl-Re/FGIC)                         AA-/Aa2       3,000,000     3,355,620
          California   State   Public  Works   Board,   5.00%  due   11/1/2017
          (California State University Trustees)                                   BBB+/Aa3      3,000,000     3,220,500
          California   State   Public  Works   Board,   5.00%  due   11/1/2018
          (California State University Trustees)                                   BBB+/Aa3      2,700,000     2,863,323
          California Statewide Communities  Development  Authority,  5.00% due
          6/15/2013                                                                 A-/A1        7,000,000     7,579,250
          California Statewide Communities  Development  Authority,  5.00% due
          5/15/2017 (Irvine LLC-UCI East Campus)                                   NR/Baa2       2,200,000     2,341,878
          California Statewide Communities  Development  Authority,  5.00% due
          4/1/2019 (Guaranty Agreement: Kaiser Permanente)                          A+/NR       25,000,000    27,084,750
          California Statewide Communities  Development  Authority,  5.00% due
          7/1/2020 (Aspire Public Schools)                                          NR/NR        2,000,000     2,045,880
          California Statewide Community  Development Authority PCR, 4.10% due
          4/1/2028  put 4/1/2013  (Southern  California  Edison Co.;  Insured:
          XLCA)                                                                      A/A1        1,000,000     1,040,650
          Central Valley Financing Authority, 5.00% due 7/1/2017 (Carson Ice)       A+/A1          600,000       665,490
          Central Valley Financing Authority, 5.00% due 7/1/2019 (Carson Ice)       A+/A1        1,500,000     1,656,615
          Chula Vista COP, 5.25% due 3/1/2018                                       A-/NR        1,170,000     1,250,321
          Chula Vista COP, 5.25% due 3/1/2019                                       A-/NR        1,235,000     1,313,299
          Desert Sands USD COP, 5.25% due 3/1/2016                                  A+/A1        1,500,000     1,627,035
          East Bay Water  Systems  Revenue,  0.37% due  6/1/2038  put 7/1/2010
          (SPA: Dexia) (daily demand notes)                                        AAA/Aa1       2,215,000     2,215,000
          Golden  State  Tobacco  Securitization  Corp.,  5.50%  due  6/1/2043
          pre-refunded 6/1/2013                                                    AAA/Aaa       2,000,000     2,252,120
          Inland Valley Development Agency, 5.25% due 4/1/2013                       A/NR        2,000,000     2,115,780
          Inland Valley Development Agency, 5.50% due 4/1/2014                       A/NR        2,000,000     2,129,420
          Irvine  Ranch Water  District  GO,  0.25% due  7/1/2035 put 7/1/2010
          (LOC: Landesbank Baden) (daily demand notes)                              A-/Aa2          50,000        50,000
          Irvine Ranch Water  District GO,  0.12% due  10/1/2041  put 7/1/2010
          (LOC: Bank of America) (daily demand notes)                               A+/Aa3       2,500,000     2,500,000
          Irvine USD, 5.25% due 9/1/2017  (Community  Facilities  District 86;
          Insured: AGM)                                                             AAA/NR       5,000,000     5,497,100
          Irvine USD, 5.25% due 9/1/2018  (Community  Facilities  District 86;
          Insured: AGM)                                                             AAA/NR       3,000,000     3,288,990
          Irvine USD, 5.25% due 9/1/2019  (Community  Facilities  District 86;
          Insured: AGM)                                                             AAA/NR       3,000,000     3,273,270
          Kern Community College District COP, 4.00% due 4/1/2014                  SP-1+/NR      2,000,000     2,057,500
          Los Angeles  Convention &  Exhibition  Center  Authority,  5.00% due
          8/15/2018                                                                 AA-/A1       2,000,000     2,197,580
          Los Angeles USD COP, 5.00% due 10/1/2017 (Insured: AMBAC)                 A+/A1        2,445,000     2,618,448
          Los Angeles USD GO, 5.00% due 7/1/2018 (Insured: AGM)                    AAA/Aa2       4,000,000     4,444,520
          Modesto  Irrigation  District  COP,  4.30%  due  7/1/2010  (Insured:
          AMBAC)                                                                    A+/A1        1,000,000     1,000,090
          Monterey County COP, 5.00% due 8/1/2016 (Insured: AGM)                   AAA/Aa3       1,435,000     1,600,039
          Monterey County COP, 5.00% due 8/1/2018 (Insured: AGM)                   AAA/Aa3       2,260,000     2,518,431
          Mount San Antonio  Community  College GO, 0% due 8/1/2017  (Insured:
          Natl-Re)                                                                  AA/Aa2       5,000,000     3,813,400
          Newport  Beach  Revenue,  5.00% due  12/1/2038  put  2/7/2013  (Hoag
          Memorial Hospital)                                                        AA/Aa3       3,000,000     3,240,900
          Northern California Power Agency Revenue, 5.00% due 7/1/2017               A/A2        1,000,000     1,093,420
          Northern  California Power Agency Revenue,  5.00% due 6/1/2018 (Lodi
          Energy Center)                                                            A-/A3        4,480,000     4,882,931
          Northern California Power Agency Revenue, 5.00% due 7/1/2019               A/A2        1,000,000     1,085,210
          Northern California Power Agency Revenue, 5.00% due 7/1/2020               A/A2        1,325,000     1,418,134
          Orange  County  Public  Financing  Authority,   5.00%  due  7/1/2017
          (Insured: Natl-Re)                                                        A+/Aa3       1,245,000     1,377,605
          Pittsburgh  Redevelopment  Agency,  5.00% due 8/1/2012  (Los Medanos
          Community Development; Insured: Natl-Re)                                 A+/Baa1       1,255,000     1,322,745
          Pittsburgh  Redevelopment  Agency,  5.00% due 8/1/2018  (Los Medanos
          Community Development; Insured: Natl-Re)                                 A+/Baa1       5,150,000     5,246,717
          Sacramento  Cogeneration  Authority,  5.00% due 7/1/2017  (Procter &
          Gamble)                                                                   A+/A1          750,000       839,835
          Sacramento Municipal Utility District,  5.00% due 7/1/2016 (Cosumnes
          Project; Insured: Natl-Re)                                                A/Baa1       4,870,000     5,282,976
          Sacramento Municipal Utility District,  5.00% due 7/1/2019 (Cosumnes
          Project; Insured: Natl-Re)                                                A/Baa1       5,000,000     5,221,100
          San Diego  County  Regional  Transportation,  0.40% due 4/1/2038 put
          7/1/2010 (SPA: Dexia) (daily demand notes)                               AAA/Aa1      14,705,000    14,705,000
          San Joaquin County Transportation Authority, 5.00% due 4/1/2011          SP-1+/NR      3,000,000     3,090,060
          San Joaquin  Delta  Community  College  District GO, 0% due 8/1/2019
          (Insured: AGM)                                                           AAA/Aa2       7,600,000     5,060,384
          San Luis & Delta-Mendota Water Authority,  4.50% due 3/1/2014 (Water
          Utility Improvements)                                                     A+/NR        3,900,000     4,162,119
          San Mateo USD GO, 2.00% due 2/28/2011                                    SP-1+/NR      5,000,000     5,045,750
          Santa Clara County  Financing  Authority  Lease  Revenue,  4.00% due
          5/15/2011 (Multiple Facilities)                                           AA/Aa2       2,000,000     2,061,560
          Santa Clara County  Financing  Authority  Lease  Revenue,  4.00% due
          5/15/2014 (Multiple Facilities)                                           AA/Aa2       4,245,000     4,600,264
          Santa Clara County  Financing  Authority  Lease  Revenue,  4.00% due
          5/15/2017 (Multiple Facilities)                                           AA/Aa2       1,000,000     1,073,120
          Solano County COP, 5.00% due 11/15/2017                                   AA-/A1       1,580,000     1,679,050
          Southeast  Resource  Recovery   Facilities   Authority,   5.25%  due
          12/1/2017 (Insured: AMBAC)                                                A+/A1        2,000,000     2,102,060
          Tuolumne Wind Project Authority, 5.00% due 1/1/2018 (Tuolumne Co.)        A+/A1        2,000,000     2,227,140
          Tuolumne Wind Project Authority, 5.00% due 1/1/2019 (Tuolumne Co.)        A+/A1        2,000,000     2,223,640
          Twin Rivers USD GO, 0% due 4/1/2014                                       A+/NR        3,490,000     3,111,789
          Ventura County COP, 5.00% due 8/15/2016                                   AA/Aa3       1,520,000     1,695,104
          Ventura County COP, 5.25% due 8/15/2017                                   AA/Aa3       1,635,000     1,845,523
        Colorado -- 2.22%
          Adams  County  Platte  Valley  Medical  Center,  5.00% due  2/1/2015
          (Brighton Community Hospital Association; Insured: FHA/Natl-Re)            A/NR        1,530,000     1,662,207
          Adams  County  Platte  Valley  Medical  Center,  5.00% due  8/1/2015
          (Brighton Community Hospital Association; Insured: FHA/Natl-Re)            A/NR        1,565,000     1,705,115
          Beacon  Point  Metropolitan  District,  4.375% due  12/1/2015  (LOC:
          Compass Bank)                                                             A+/NR        1,705,000     1,686,416
          Broomfield Water Activity Enterprise,  5.30% due 12/1/2014 (Insured:
          Natl-Re)                                                                  NR/Aa3       1,620,000     1,660,241
          Colorado COP, 3.00% due 3/1/2013 (Colorado Penitentiary)                 AA-/Aa2       1,205,000     1,262,707
          Colorado COP, 4.00% due 3/1/2014 (Colorado Penitentiary)                 AA-/Aa2       1,285,000     1,389,303
          Colorado COP, 5.00% due 3/1/2016 (Colorado Penitentiary)                 AA-/Aa2       2,000,000     2,253,120
          Colorado COP, 5.00% due 3/1/2017 (Colorado Penitentiary)                 AA-/Aa2       2,000,000     2,251,140
          Colorado COP, 5.00% due 3/1/2018 (Colorado Penitentiary)                 AA-/Aa2       1,500,000     1,687,380
          Colorado Educational & Cultural Facilities, 6.00% due 6/1/2011             A/A3          370,000       377,507
          Colorado HFA, 5.00% due 11/15/2013                                       AA-/Aa3       2,840,000     3,097,503
          Colorado HFA, 5.00% due 11/15/2015                                       AA-/Aa3       2,365,000     2,607,744
          Colorado  HFA,  5.25%  due  5/15/2017   (Northern  Colorado  Medical
          Center; Insured: AGM)                                                     AAA/NR       1,185,000     1,302,339
          Colorado  HFA,  5.25%  due  5/15/2019   (Northern  Colorado  Medical
          Center; Insured: AGM)                                                     AAA/NR       2,225,000     2,443,339
          Colorado HFA,  5.50% due 10/1/2038 put 11/12/2015  (Catholic  Health
          Initiatives)                                                              AA/Aa2       1,000,000     1,123,880
          Colorado HFA, 5.00% due 7/1/2039 put 11/8/2012 (Catholic Health)          AA/Aa2       3,500,000     3,783,185
          Colorado HFA, 5.00% due 7/1/2039 put 11/12/2013 (Catholic Health)         AA/Aa2       5,000,000     5,509,100
          Colorado HFA, 5.00% due 7/1/2039 put 11/11/2014 (Catholic Health)         AA/Aa2       3,000,000     3,334,410
          Denver City & County Airport System,  5.00% due 11/15/2016 (Insured:
          Natl-Re)                                                                  A+/A1        1,515,000     1,698,542
          Denver City & County Airport System,  5.00% due 11/15/2017 (Insured:
          Natl-Re)                                                                  A+/A1        1,000,000     1,118,700
          Denver City & County COP, 5.00% due 5/1/2013 (Insured: Natl-Re)          AA+/Aa1       3,890,000     4,277,288
          Denver City & County COP, 5.00% due 5/1/2014 (Insured: Natl-Re)          AA+/Aa1       4,000,000     4,488,120
          Denver  Convention  Center  Hotel  Authority,  5.25%  due  12/1/2014
          (Insured: Syncora)                                                      BBB-/Baa3      3,450,000     3,647,340
          Denver  Convention  Center  Hotel  Authority,  5.00%  due  12/1/2019
          pre-refunded 12/1/2013 (Insured: XLCA)                                    NR/NR        5,000,000     5,544,050
          Denver  Convention  Center  Hotel  Authority,  5.00%  due  12/1/2022
          pre-refunded 12/1/2013 (Insured: XLCA)                                    NR/NR        2,000,000     2,217,620
          E-470  Public  Highway  Authority  Capital   Appreciation,   0%  due
          9/1/2014 (Insured: Natl-Re)                                               A/Baa1       1,910,000     1,603,006
          Mesa County Residual Revenue, 0% due 12/1/2011                            NR/Aaa       1,250,000     1,236,713
          Park Creek  Metropolitan  District,  5.00% due  12/1/2015  (Insured:
          AGM)                                                                      AAA/NR       1,000,000     1,131,700
          Park Creek  Metropolitan  District,  5.00% due  12/1/2016  (Insured:
          AGM)                                                                      AAA/NR       1,035,000     1,165,068
          Park Creek  Metropolitan  District,  5.00% due  12/1/2017  (Insured:
          AGM)                                                                      AAA/NR       1,525,000     1,716,982
          Park Creek  Metropolitan  District,  5.50% due  12/1/2018  (Insured:
          AGM)                                                                      AAA/NR       1,200,000     1,395,528
          Park Creek  Metropolitan  District,  5.50% due  12/1/2019  (Insured:
          AGM)                                                                      AAA/NR       1,000,000     1,165,210
          Plaza   Metropolitan   District,   7.125%  due   12/1/2010   (Public
          Improvement Fee/Tax Increment)                                            NR/NR        2,270,000     2,278,626
          Southlands   Metropolitan   District   GO,   6.75%   due   12/1/2016
          pre-refunded 12/1/2014                                                    AAA/NR         930,000     1,078,577
        Connecticut -- 0.06%
          Connecticut  Development  Authority  PCR,  5.75%  due  6/1/2026  put
          2/1/2012                                                                 NR/Baa2       1,000,000     1,046,210
          Connecticut  Health & Educational  Facilities,  3.50% due 11/15/2029
          put 2/1/2012 (Ascension Health)                                           AA/Aa1         965,000       989,135
        Delaware -- 0.03%
          Delaware EDA, 6.375% due 5/1/2027  pre-refunded  5/1/2012 (Peninsula
          United Methodist Homes)                                                   NR/NR        1,000,000     1,110,340
        District of Columbia -- 1.32%
          District  of  Columbia   Convention  Center  Authority,   5.00%  due
          10/1/2013 (Washington Convention Center; Insured: AMBAC)                   A/A1        3,000,000     3,272,070
          District of Columbia COP, 5.25% due 1/1/2013 (Insured: AMBAC)              A/NR        5,950,000     6,243,989
          District of Columbia COP, 5.25% due 1/1/2015 (Insured: Natl-Re/FGIC)      A/Aa3        2,875,000     3,177,450
          District of Columbia COP, 5.25% due 1/1/2016 (Insured: Natl-Re/FGIC)      A/Aa3        4,625,000     5,119,597
          District of Columbia COP, 5.00% due 1/1/2019 (Insured: Natl-Re)           A/Aa3        5,000,000     5,346,600
          District of Columbia GO, 6.00% due 6/1/2018 (Insured: Natl-Re)            A+/Aa2       5,000,000     6,000,300
          District of Columbia  Revenue,  4.00% due 4/1/2015  (National Public
          Radio)                                                                   AA-/Aa3       1,000,000     1,084,220
          District of Columbia  Revenue,  5.00% due 4/1/2016  (National Public
          Radio)                                                                   AA-/Aa3         500,000       565,940
          District of Columbia  Revenue,  4.00% due 4/1/2017  (National Public
          Radio)                                                                   AA-/Aa3       1,630,000     1,748,811
          District of Columbia  Revenue,  5.00% due 4/1/2018  (National Public
          Radio)                                                                   AA-/Aa3       1,195,000     1,357,843
          District of Columbia  Revenue,  5.00% due 4/1/2019  (National Public
          Radio)                                                                   AA-/Aa3         805,000       913,828
          District of Columbia  Revenue,  5.00% due 4/1/2020  (National Public
          Radio)                                                                   AA-/Aa3       1,250,000     1,412,000
          District  of  Columbia  Tax  Increment,  0% due  7/1/2011  (Mandarin
          Oriental; Insured: AGM)                                                  AAA/Aa3       1,990,000     1,959,812
          District  of  Columbia  Tax  Increment,  0% due  7/1/2012  (Mandarin
          Oriental; Insured: AGM)                                                  AAA/Aa3       1,580,000     1,522,488
          Metropolitan   Washington  Airports  Authority,   0%  due  10/1/2014
          (Dulles Toll Road; Insured: AGM)                                         AAA/Aa3       2,000,000     1,734,660
          Metropolitan   Washington  Airports  Authority,   0%  due  10/1/2016
          (Dulles Toll Road; Insured: AGM)                                         AAA/Aa3       4,000,000     3,106,320
        Florida -- 8.67%
          Broward  County  Airport  Systems,  5.00%  due  10/1/2014  (Insured:
          AMBAC)                                                                    A+/A1        4,000,000     4,449,280
          Broward County Educational Facilities Authority,  6.25% due 4/1/2013
          (Nova Southeastern; Insured: Radian)                                     BBB/Baa2      1,705,000     1,744,147
          Broward County Port Facilities, 5.00% due 9/1/2013                        A-/A2        2,000,000     2,178,620
          Broward County Port Facilities, 5.00% due 9/1/2017                        A-/A2        2,820,000     3,058,121
          Broward County Port Facilities, 5.50% due 9/1/2018                        A-/A2        3,500,000     3,905,720
          Broward County Port Facilities, 5.50% due 9/1/2019                        A-/A2        2,800,000     3,117,996
          Broward  County  School  Board  COP,  5.00% due  7/1/2010  (Insured:
          AMBAC)                                                                    NR/Aa3       2,000,000     2,000,200
          Broward County School Board COP, 5.25% due 7/1/2016 (Insured: AGM)       AAA/Aa3       7,630,000     8,467,087
          Broward County School Board COP, 5.00% due 7/1/2017 (Insured: Natl-Re/
          FGIC)                                                                     A+/Aa3       1,000,000     1,092,770
          Capital Projects Finance  Authority,  5.50% due 10/1/2012  (Insured:
          Natl-Re)                                                                  A/Baa1       1,820,000     1,894,056
          Capital Projects Finance  Authority,  5.50% due 10/1/2015  (Insured:
          Natl-Re)                                                                  A/Baa1       3,260,000     3,358,974
          Capital Trust Agency Multi Family  Housing,  5.15% due 11/1/2030 put
          11/1/2010 (Shadow Run; Collateralized: FNMA)                              NR/Aaa       3,190,000     3,228,950
          Escambia County HFA, 5.25% due 11/15/2014 (Ascension Health Credit)       AA/Aa1       1,000,000     1,128,760
          Escambia  County HFA,  5.00% due  11/1/2028  pre-refunded  11/1/2010
          (Charity Obligated Group)                                                 NR/Aaa       2,540,000     2,562,733
          FAU  Financing  Corp.  Capital  Improvements   Revenue,   5.00%  due
          7/1/2014 (Innovation Village)                                              A/A2        1,950,000     2,141,217
          FAU  Financing  Corp.  Capital  Improvements   Revenue,   5.00%  due
          7/1/2015 (Innovation Village)                                              A/A2        2,395,000     2,631,865
          FAU  Financing  Corp.  Capital  Improvements   Revenue,   5.00%  due
          7/1/2016 (Innovation Village)                                              A/A2        2,275,000     2,480,819
          Flagler County School Board COP, 5.00% due 8/1/2014 (Insured: AGM)       AAA/Aa3       1,605,000     1,771,792
          Flagler County School Board COP, 5.00% due 8/1/2015 (Insured: AGM)       AAA/Aa3       1,500,000     1,657,335
          Florida  Board of  Education  Lottery  Revenue,  5.50% due  7/1/2015
          (Insured: AMBAC)                                                          AAA/A1       3,500,000     3,690,855
          Florida  Department  of  Management  Services,  5.25%  due  9/1/2016
          (Insured: AGM)                                                           AAA/Aa2       3,500,000     4,025,420
          Florida Hurricane Catastrophe, 5.00% due 7/1/2014                        AA-/Aa3      11,000,000    11,744,700
          Florida State Correctional  Privatization  Commission COP, 5.00% due
          8/1/2015 (Insured: AMBAC)                                                AA+/Aa2       2,000,000     2,192,700
          Florida  State  Department  of  Children & Families  COP,  5.00% due
          10/1/2012                                                                 AA+/NR         770,000       826,618
          Florida  State  Department  of  Children & Families  COP,  5.00% due
          10/1/2014                                                                 AA+/NR         905,000       994,559
          Florida  State  Department  of  Children & Families  COP,  5.00% due
          10/1/2015                                                                 AA+/NR         925,000     1,022,773
          Florida State Department of Transportation GO, 5.375% due 7/1/2017       AAA/Aa1       4,675,000     5,100,378
          Florida State Department of Transportation GO, 5.00% due 7/1/2018        AAA/Aa1       3,000,000     3,461,400
          Florida  State  Division  of  Bond  Finance,   5.375%  due  7/1/2011
          (Preservation 2000; Insured: Natl-Re/FGIC)                               AA-/Aa3       2,515,000     2,515,352
          Florida  Turnpike  Authority,  5.00%  due  7/1/2013  (Department  of
          Transportation)                                                          AA-/Aa3       4,875,000     5,424,364
          Gainesville Utilities Systems Revenue, 6.50% due 10/1/2013                AA/Aa2       4,800,000     5,585,616
          Gainesville  Utilities  Systems  Revenue,  0.40% due  10/1/2026  put
          7/1/2010 (SPA: Suntrust Bank) (daily demand notes)                        AA/Aa2       3,350,000     3,350,000
          Gainesville  Utilities  Systems  Revenue,  0.44% due  10/1/2026  put
          7/1/2010 (SPA: Suntrust Bank) (daily demand notes)                        AA/Aa2       3,000,000     3,000,000
          Highlands County HFA, 5.00% due 11/15/2015 (Adventist Health)            AA-/Aa3       1,000,000     1,105,260
          Highlands County HFA, 5.00% due 11/15/2016 (Adventist/Sunbelt)           AA-/Aa3       1,000,000     1,094,870
          Highlands County HFA, 5.00% due 11/15/2017 (Adventist Health)            AA-/Aa3       1,000,000     1,065,310
          Highlands County HFA, 5.00% due 11/15/2017 (Adventist/Sunbelt)           AA-/Aa3       3,200,000     3,476,992
          Highlands County HFA, 5.00% due 11/15/2019 (Adventist/Sunbelt)           AA-/Aa3       3,000,000     3,206,820
          Highlands   County   HFA,   3.95%  due   11/15/2032   put   9/1/2012
          (Adventist/Sunbelt)                                                      AA-/Aa3       2,500,000     2,613,425
          Hillsborough County Assessment, 5.00% due 3/1/2015 (Insured: Natl-Re/
          FGIC)                                                                     A+/A1        5,000,000     5,401,700
          Hillsborough  County IDA PCR,  5.10% due 10/1/2013  (Tampa  Electric
          Co.)                                                                     BBB/Baa1      6,410,000     6,787,100
          Hillsborough  County  IDA PCR,  5.00% due  12/1/2034  put  3/15/2012
          (Tampa Electric Co.; Insured: AMBAC)                                     BBB/Baa1      3,850,000     4,039,843
          Hillsborough  County  Investment  Tax Revenue,  5.00% due  11/1/2016
          (Insured: AMBAC)                                                         AA+/Aa2       1,000,000     1,131,220
          Hollywood  Community   Redevelopment   Agency,  5.00%  due  3/1/2016
          (Insured: Syncora)                                                        NR/A3        2,000,000     2,118,660
          Hollywood  Community   Redevelopment   Agency,  5.00%  due  3/1/2017
          (Insured: Syncora)                                                        NR/A3        2,000,000     2,103,040
          Hollywood Water & Sewer Revenue, 5.00% due 10/1/2014 (Insured: AGM)       NR/Aa2       1,300,000     1,436,474
          JEA, 5.25% due 10/1/2012 (St. John's River Park Systems)                 AA-/Aa2       5,500,000     5,786,440
          JEA, 5.00% due 10/1/2014 (Electric Systems)                               A+/Aa3       7,165,000     7,949,997
          JEA St. Johns River Power Park, 5.00% due 10/1/2017                      AA-/Aa2       8,000,000     8,370,240
          JEA Water & Sewer Systems Revenue, 3.50% due 10/1/2013                   AA-/Aa2       5,565,000     5,957,277
          JEA Water & Sewer Systems Revenue, 5.00% due 10/1/2018                   AA-/Aa2       1,500,000     1,696,140
          Kissimmee Utilities Authority Electrical Systems Revenue,  5.25% due
          10/1/2016 (Insured: AGM)                                                  NR/Aa3       1,700,000     1,929,177
          Marion  County  Hospital  District,   5.00%  due  10/1/2015  (Munroe
          Regional Health Systems)                                                  NR/A3        1,000,000     1,070,610
          Miami  Dade  County  Educational  Facilities  Authority,  5.00%  due
          4/1/2016 (University of Miami; Insured: AMBAC; GO of University)          A-/A3        3,000,000     3,297,750
          Miami  Dade  County  GO,   5.25%  due  7/1/2018   (Building   Better
          Communities)                                                             AA-/Aa2       4,540,000     5,230,579
          Miami Dade County Professional  Sports Franchise  Facilities Tax, 0%
          due 10/1/2015 (Insured: AGM)                                             AAA/Aa3       3,845,000     3,177,200
          Miami Dade County Professional  Sports Franchise  Facilities Tax, 0%
          due 10/1/2016 (Insured: AGM)                                             AAA/Aa3       3,535,000     2,753,659
          Miami Dade County Professional  Sports Franchise  Facilities Tax, 0%
          due 10/1/2017 (Insured: AGM)                                             AAA/Aa3       2,435,000     1,774,604
          Miami Dade County Professional  Sports Franchise  Facilities Tax, 0%
          due 10/1/2018 (Insured: AGM)                                             AAA/Aa3       5,385,000     3,664,223
          Miami Dade County Professional  Sports Franchise  Facilities Tax, 0%
          due 10/1/2019 (Insured: AGM)                                             AAA/Aa3       2,170,000     1,386,782
          Miami Dade County  School Board COP,  5.00% due  5/1/2014  (Insured:
          Natl-Re)                                                                   A/A1        1,000,000     1,072,670
          Miami Dade County School Board COP,  5.00% due  10/1/2015  (Insured:
          AMBAC)                                                                     A/A1        1,000,000     1,079,070
          Miami Dade County  School Board COP,  5.00% due  5/1/2016  (Insured:
          Natl-Re)                                                                   A/A1        4,015,000     4,288,703
          Miami Dade County School Board COP,  5.00% due  10/1/2016  (Insured:
          AMBAC)                                                                     A/A1        1,000,000     1,067,430
          Miami Dade County School Board COP,  5.50% due 5/1/2030 put 5/1/2011
          (Insured: Natl-Re)                                                         A/A1        1,010,000     1,041,047
          Miami Dade County School District GO, 5.375% due 8/1/2015  (Insured:
          AGM)                                                                     AAA/Aa3       5,000,000     5,708,350
          Miami Dade County Special Housing,  5.80% due 10/1/2012 (HUD Section
          8)                                                                       NR/Baa3       1,735,000     1,799,126
          Miami GO, 5.00% due 1/1/2017 (Homeland  Defense/Neighborhood Capital
          Improvements)                                                            BBB+/A3       1,245,000     1,351,261
          Miami GO, 5.00% due 1/1/2018 (Homeland  Defense/Neighborhood Capital
          Improvements)                                                            BBB+/A3       2,040,000     2,206,811
          Miami GO, 5.00% due 1/1/2019 (Homeland  Defense/Neighborhood Capital
          Improvements)                                                            BBB+/A3       1,870,000     2,012,045
          Miami Special Obligation, 5.00% due 1/1/2018 (Insured: Natl-Re)            A/A2        1,970,000     2,202,066
          North  Miami  Educational  Facilities  Revenue,  5.00% due  4/1/2013
          (Johnston & Wales University; Insured: XCLA)                              NR/NR        1,530,000     1,615,604
          Orange County HFA, 5.00% due 10/1/2014 (Orlando Health)                    A/A2        2,790,000     3,029,103
          Orange County HFA, 5.00% due 10/1/2017 (Orlando Health)                    A/A2        1,980,000     2,111,175
          Orange County HFA, 5.25% due 10/1/2019 (Orlando Health)                    A/A2        3,000,000     3,158,550
          Orlando & Orange  County  Expressway  Authority,  6.50% due 7/1/2011
          (Insured: Natl-Re/FGIC)                                                    A/A1        3,550,000     3,735,523
          Orlando & Orange  County  Expressway  Authority,  5.00% due 7/1/2013
          (Insured: AMBAC)                                                           A/A1        5,845,000     6,421,960
          Palm  Beach  County  Public  Improvement,  5.00% due  11/1/2030  put
          11/1/2011 (Convention Center; Insured: Natl-Re/FGIC)                     AA+/Aa1       3,000,000     3,137,100
          Palm  Beach  County  School  Board  COP,  5.375%  due  8/1/2017  put
          8/1/2011 (Insured: AMBAC)                                                AA-/Aa3       7,000,000     7,332,220
          Palm Beach  County  School Board COP,  5.00% due 8/1/2025  (Insured:
          Natl-Re/FGIC)                                                             AA-/A1       1,500,000     1,547,925
          Pelican Marsh  Community  Development  District,  5.00% due 5/1/2011
          (Insured: Radian)                                                         NR/NR          570,000       567,612
          Polk County Transportation  Improvement Revenue, 5.00% due 12/1/2025
          put 12/1/2010 (Insured: AGM)                                              NR/Aa3       1,550,000     1,573,994
          Port Everglades Authority, 5.00% due 9/1/2016 (Insured: AGM)             AAA/Aa3       9,990,000    10,167,223
          Putnam County  Development  Authority  PCR,  5.35% due 3/15/2042 put
          5/1/2018 (Seminole Project; Insured: AMBAC)                              A-/Baa1      10,000,000    10,848,800
          South Miami HFA, 5.00% due 8/15/2016 (Baptist Health)                    AA-/Aa3       1,560,000     1,700,509
          South Miami HFA, 5.00% due 8/15/2017 (Baptist Health)                    AA-/Aa3       4,610,000     4,997,194
          St. John's County IDA, 5.50% due 8/1/2014 (Presbyterian Retirement)       NR/NR        2,755,000     2,901,814
          Tampa Baycare Health Systems, 5.00% due 11/15/2016                        NR/Aa3       2,855,000     3,121,571
          Tampa Baycare Health Systems, 5.00% due 11/15/2017                        NR/Aa3       1,215,000     1,320,170
          Tampa  Sports  Authority  Revenue,  5.75% due  10/1/2015  (Tampa Bay
          Arena; Insured: Natl-Re)                                                  A/Baa1       1,500,000     1,585,620
          University of Central Florida Athletics  Association Inc. COP, 5.00%
          due 10/1/2016 (Insured: Natl-RE/FGIC)                                      A/NR        1,640,000     1,741,647
        Georgia -- 2.64%
          Atlanta  Tax  Allocation,  5.25% due  12/1/2016  (Atlantic  Station;
          Insured: AGM)                                                            AAA/Aa3       3,850,000     4,294,213
          Atlanta Water & Wastewater  Revenue,  5.50% due 11/1/2014  (Insured:
          Natl-Re/FGIC)                                                              A/A1        3,000,000     3,380,460
          Atlanta Water & Wastewater  Revenue,  5.50% due 11/1/2015  (Insured:
          Natl-Re/FGIC)                                                              A/A1        4,000,000     4,519,000
          Atlanta Water & Wastewater  Revenue,  5.00% due 11/1/2016  (Insured:
          AGM)                                                                     AAA/Aa3       3,215,000     3,572,604
          Atlanta Water & Wastewater  Revenue,  5.50% due 11/1/2016  (Insured:
          Natl-Re/FGIC)                                                              A/A1        8,215,000     9,226,842
          Atlanta Water & Wastewater  Revenue,  5.00% due 11/1/2017  (Insured:
          AGM)                                                                     AAA/Aa3       4,745,000     5,271,458
          Atlanta Water & Wastewater Revenue, 6.00% due 11/1/2019                    A/A1        5,650,000     6,554,339
          Burke  County  PCR,  4.75% due  1/1/2039  put  4/1/2011  (Oglethorpe
          Power; Insured: Natl-Re)                                                   A/A3       10,000,000    10,274,600
          Fulton  County  Facilities  COP,  5.90% due  11/1/2019  pre-refunded
          11/1/2010 (Insured: AGM/AMBAC)                                           AAA/Aa3      16,865,000    17,345,652
          Gainesville  Water & Sewer Revenue,  6.00% due 11/15/2012  (Insured:
          Natl-Re/FGIC)                                                            AA-/Aa3       1,200,000     1,279,476
          Lagrange Troup County Hospital Authority, 5.00% due 7/1/2018              A+/Aa2       2,500,000     2,731,050
          Main Street Natural Gas Inc., 5.00% due 3/15/2013 (Georgia Gas)            A/A2        1,500,000     1,580,610
          Main Street Natural Gas Inc., 5.00% due 3/15/2014 (Georgia Gas)           A+/Aa3       3,000,000     3,235,860
          Main Street Natural Gas Inc., 5.00% due 3/15/2014 (Georgia Gas)            A/A2        3,590,000     3,776,608
          Main Street Natural Gas Inc., 5.00% due 3/15/2015 (Georgia Gas)            A/A2        2,000,000     2,096,840
          Monroe  County   Development   Authority  PCR,  6.80%  due  1/1/2012
          (Oglethorpe Power; Insured: Natl-Re)                                       A/A3        1,000,000     1,081,870
          Monroe  County  Development  Authority  PCR,  4.50% due 7/1/2025 put
          4/1/2011 (Georgia Power Co.)                                               A/A2        5,000,000     5,131,400
          Municipal  Electric   Authority  of  Georgia,   6.60%  due  1/1/2018
          (Insured: Natl-Re/IBC/BNY)                                                 A/A1        3,000,000     3,505,770
        Guam -- 0.40%
          Guam  Educational  Financing  Foundation  COP,  5.00% due  10/1/2010
          (Guam Public Schools)                                                     A-/NR        1,000,000     1,003,790
          Guam Government Limited Obligation Revenue, 5.25% due 12/1/2016          BBB-/NR       5,610,000     5,968,760
          Guam Government Limited Obligation Revenue, 5.25% due 12/1/2017          BBB-/NR       2,000,000     2,127,100
          Guam Government Limited Obligation Revenue, 5.50% due 12/1/2018          BBB-/NR       3,000,000     3,251,940
          Guam Government Limited Obligation Revenue, 5.50% due 12/1/2019          BBB-/NR       1,000,000     1,073,590
        Hawaii -- 0.21%
          Hawaii   Department   of  Budget  &  Finance,   6.40%  due  7/1/2013
          (Kapiolani Health Care; Insured: Natl-Re)                                 A/Baa1         890,000       920,046
          Hawaii  State  Department  of Budget & Finance,  4.95% due  4/1/2012
          (Hawaiian Electric Company; Insured: Natl-Re)                             A/Baa1       5,850,000     6,110,325
        Idaho -- 0.28%
          Twin Falls Urban Renewal Agency, 4.95% due 8/1/2014                       NR/NR        1,640,000     1,610,956
          Twin Falls Urban Renewal Agency, 5.15% due 8/1/2017                       NR/NR        1,455,000     1,368,849
       b  University of Idaho, 1.00% due 4/1/2041 put 4/1/2021                      A+/Aa3       6,250,000     6,459,313
        Illinois -- 8.72%
          Bolingbrook GO, 0% due 1/1/2016 (Insured: Natl-Re)                        NR/Aa3       1,500,000     1,237,275
          Bolingbrook GO, 0% due 1/1/2017 (Insured: Natl-Re)                        NR/Aa3       2,000,000     1,541,200
          Broadview Tax Increment Revenue, 5.375% due 7/1/2015                      NR/NR        3,400,000     3,351,040
          Chicago  Board  of  Education  GO,  6.25%  due  1/1/2015   (Insured:
          Natl-Re)                                                                  A/Aa2        1,700,000     1,874,233
          Chicago Board of Education GO, 5.25% due 12/1/2017  (Chicago  School
          Reform Board; Insured: Natl-Re/FGIC)                                     AA-/Aa2       4,100,000     4,648,785
          Chicago  Board  of  Education  GO,  5.00%  due  12/1/2018  (Insured:
          Natl-Re)                                                                 AA-/Aa2       1,000,000     1,116,420
          Chicago Gas Supply,  4.75% due 3/1/2030 put  6/30/2014  (Peoples Gas
          Light & Coke)                                                             A-/A1        1,500,000     1,510,455
          Chicago GO, 6.125% due 1/1/2012 (Insured: AMBAC)                         AA-/Aa2         775,000       840,433
          Chicago GO, 6.125% due 1/1/2012 (Insured: AMBAC)                         AA-/Aa2         225,000       242,226
          Chicago GO, 5.375% due 1/1/2013 (Insured: Natl-Re)                       AA-/Aa2       2,435,000     2,581,392
          Chicago GO, 0% due 1/1/2016 (City Colleges; Insured: Natl-Re/FGIC)       AA-/Aa2       2,670,000     2,220,292
          Chicago GO,  1.00% due  1/1/2018  (Capital  Appreciation;  Insured:
          Natl-Re)                                                                 AA-/Aa2       3,000,000     3,223,020
          Chicago GO, 5.40% due 1/1/2018 (Insured: AGM)                            AAA/Aa3       3,000,000     3,009,810
          Chicago GO, 0.35% due 1/1/2040 put 7/8/2010 (Insured:  AGM/SPA:
          Dexia) (weekly demand notes)                                             AAA/Aa2      27,900,000    27,900,000
          Chicago Housing Authority Capital Program, 5.25% due 7/1/2010 (ETM)       NR/Aaa       2,300,000     2,300,322
          Chicago  Housing  Authority  Capital  Program,  5.00%  due  7/1/2015
          (Insured: AGM)                                                           AAA/Aa3       8,460,000     9,455,573
          Chicago  Housing  Authority  Capital  Program,  5.00%  due  7/1/2016
          (Insured: AGM)                                                           AAA/Aa3       2,000,000     2,231,620
          Chicago Midway Airport, 5.50% due 1/1/2013 (Insured: Natl-Re)              A/A2        1,180,000     1,281,834
          Cicero Illinois GO, 5.25% due 1/1/2019 (Insured: XLCA)                    NR/NR        6,140,000     6,142,395
          Cook  County  Community  Consolidated  School  District  GO,  0% due
          12/1/2010 (Insured: AGM)                                                  NR/Aa2       2,000,000     1,995,820
          Cook County  Community  Consolidated  School  District GO, 9.00% due
          12/1/2016 (Tinley Park; Insured: Natl-Re/FGIC)                            NR/Aa2       2,500,000     3,360,700
          Cook County  Community  High School  District,  5.00% due 12/15/2012
          (Insured: Assured Guaranty)                                               AAA/NR       3,180,000     3,494,725
          Cook County  Community  High School  District,  5.00% due 12/15/2013
          (Insured: Assured Guaranty)                                               AAA/NR       6,875,000     7,732,244
          Cook County  Community  School District GO, 9.00% due 12/1/2013 (Oak
          Park; Insured: Natl-Re/FGIC)                                              NR/Aa2       2,250,000     2,792,138
          Cook County GO, 3.25% due 11/15/2011                                      AA/Aa2       1,250,000     1,292,750
          Cook County GO, 5.00% due 11/15/2012                                      AA/Aa2       6,000,000     6,538,560
          Cook County GO, 6.25% due 11/15/2013 (Insured: Natl-Re)                   AA/Aa2       3,995,000     4,494,095
          Illinois  DFA,  6.00% due  11/15/2010  (Adventist  Health;  Insured:
          Natl-Re)                                                                 NR/Baa1       3,860,000     3,918,054
          Illinois  DFA,  6.00% due  11/15/2011  (Adventist  Health;  Insured:
          Natl-Re)                                                                 NR/Baa1       1,000,000     1,024,290
          Illinois  Educational  Facilities,  4.75% due  3/1/2030 put 3/1/2017
          (Art Institute of Chicago)                                                A+/A1        3,030,000     3,285,490
          Illinois  Educational  Facilities,  5.00% due  3/1/2030 put 3/1/2017
          (Art Institute of Chicago)                                                NR/NR        3,000,000     3,179,520
          Illinois  Educational  Facilities,  5.25% due  3/1/2034 put 3/1/2018
          (Art Institute of Chicago)                                                NR/NR        3,500,000     3,741,465
          Illinois Educational  Facilities,  4.15% due 11/1/2036 put 11/1/2012
          (Field Museum)                                                             A/A2        5,250,000     5,459,317
          Illinois Educational  Facilities,  4.30% due 11/1/2036 put 11/1/2013
          (Field Museum)                                                             A/A2        3,000,000     3,162,180
          Illinois Finance  Authority,  4.00% due 2/15/2013  (Alexian Brothers
          Health Systems)                                                           NR/A3        1,500,000     1,547,130
          Illinois Finance  Authority,  5.00% due 2/15/2014  (Alexian Brothers
          Health Systems)                                                           NR/A3        3,000,000     3,192,330
          Illinois  Finance  Authority,   5.00%  due  11/1/2014  (Cent  Dupage
          Health)                                                                   AA/NR        5,000,000     5,486,750
          Illinois  Finance  Authority,  4.00% due 4/1/2015  (Advocate  Health
          Care)                                                                     AA/Aa2       3,000,000     3,150,870
          Illinois  Finance  Authority,   5.00%  due  11/1/2015  (Cent  Dupage
          Health)                                                                   AA/NR        5,000,000     5,483,300
          Illinois  Finance  Authority,  5.00% due 4/1/2016  (Advocate  Health
          Care)                                                                     AA/Aa2       1,250,000     1,358,400
          Illinois  Finance  Authority,  5.00% due 11/1/2017 (Rush  University
          Medical Center; Insured: Natl-Re)                                          A/A3        1,000,000     1,068,090
          Illinois Finance Authority, 5.50% due 11/1/2018 (Advocate Health)         AA/Aa2       1,000,000     1,110,620
          Illinois  Finance  Authority,  5.00% due 4/1/2020  (Advocate  Health
          Care)                                                                     AA/Aa2       1,000,000     1,057,280
          Illinois  Finance  Authority,  3.875%  due  11/1/2030  put  5/1/2012
          (Advocate Health)                                                         AA/Aa2       2,000,000     2,046,820
          Illinois  Finance   Authority,   3.00%  due  7/1/2042  put  5/6/2014
          (Prairie Power; Insured: National Rural UTI)                               A/NR       17,150,000    17,162,691
          Illinois Finance Authority Student Housing, 5.00% due 5/1/2014           NR/Baa3       3,895,000     3,973,679
          Illinois  HFA,  5.50%  due  11/15/2011  (Methodist  Medical  Center;
          Insured: Natl-Re)                                                          A/A2        3,000,000     3,008,130
          Illinois HFA, 5.00% due 11/15/2013  (Northwestern  Medical Facility;
          Insured: Natl-Re)                                                         NR/A2        2,470,000     2,474,495
          Illinois HFA, 6.00% due 7/1/2017 (Lake Forest Hospital)                  AA+/Aa2       1,500,000     1,579,365
          Illinois HFA,   6.125%  due  11/15/2022   pre-refunded   11/15/2010
          (Advocate Network Health Care)                                           AAA/Aa2       1,000,000     1,021,890
          Illinois Sales Tax, 5.00% due 6/15/2011                                   AAA/A1       6,050,000     6,287,099
          Illinois Sales Tax, 3.50% due 6/15/2012                                   AAA/A1       6,055,000     6,315,062
          Illinois Sales Tax, 3.50% due 6/15/2013                                   AAA/A1       6,455,000     6,786,722
          Illinois Sales Tax, 3.50% due 6/15/2014                                   AAA/A1       6,455,000     6,772,134
          Illinois Sales Tax, 5.125% due 6/15/2015                                  AAA/A1       5,000,000     5,443,150
          Illinois Sales Tax, 5.00% due 6/15/2016                                   NR/NR        3,500,000     3,894,240
          Illinois Sales Tax, 5.50% due 6/15/2016                                   AAA/A1       3,000,000     3,119,100
          Illinois Sales Tax, 5.50% due 6/15/2016                                   AAA/A1       4,000,000     4,158,800
          Illinois Toll Highway Authority, 5.50% due 1/1/2014 (Insured: AGM)       AAA/Aa3      17,190,000    19,534,028
          Illinois Toll Highway Authority, 5.50% due 1/1/2015 (Insured: AGM)       AAA/Aa3       5,000,000     5,773,300
          Kane County Forest  Preservation  District GO, 5.00% due  12/15/2015
          (Insured: Natl-Re/FGIC)                                                   AA/NR        2,780,000     3,203,311
          Kane  County  Waubonsee   Community  College  District  GO,  0%  due
          12/15/2013 (Insured: Natl-Re/FGIC)                                       AA+/Aa2       3,000,000     2,611,650
          Lake County  Community  High School  District  GO, 0% due  12/1/2011
          (Insured: Natl-Re/FGIC)                                                   NR/NR        3,235,000     3,132,548
          McHenry & Kane Counties Community  Consolidated  School District GO,
          0% due 1/1/2012 (Insured: Natl-Re/FGIC)                                    A/NR        2,200,000     2,117,478
          McLean & Woodford  Counties  United  School  District  GO, 6.25% due
          12/1/2014 (Insured: AGM)                                                  NR/Aa2       1,005,000     1,079,159
          Melrose Park Water Revenue, 5.20% due 7/1/2018 (Insured: Natl-Re)         A/Baa1       1,190,000     1,211,004
          Metropolitan  Pier & Exposition  Authority  Dedicated  State Tax, 0%
          due 6/15/2013 (McCormick Place; Insured: Natl-Re)                         AAA/A2       1,045,000       969,332
          Metropolitan  Pier & Exposition  Authority  Dedicated  State Tax, 0%
          due 6/15/2016 (McCormick Place; Insured: Natl-Re/FGIC)                     A/A2       11,295,000     9,019,283
          Peoria,  Tazewell,  Etc.  Counties  Community  College  District GO,
          4.25% due 12/1/2015                                                      AA+/Aa2       2,360,000     2,582,973
          Quincy Illinois, 5.00% due 11/15/2014 (Blessing Hospital)                 A-/A3        1,000,000     1,054,420
          Quincy Illinois, 5.00% due 11/15/2016 (Blessing Hospital)                 A-/A3        1,000,000     1,036,530
          Regional  Transportation  Authority,  6.25% due  7/1/2014  (Insured:
          Natl-Re; GO of Authority)                                                 AA/Aa3       3,500,000     4,094,475
          Sangamon  County  Community  Unit School  District  No. 5, 5.00% due
          1/1/2015 (Insured: AGM)                                                   AAA/NR       2,210,000     2,489,057
          Southwestern  Illinois Development  Authority,  5.125% due 8/15/2016
          (Anderson Hospital)                                                      BBB/Baa2      1,935,000     1,996,707
          Springfield  Electric  Revenue,   5.50%  due  3/1/2013  pre-refunded
          3/1/2011 (Insured: Natl-Re)                                               AA-/NR       2,000,000     2,090,140
        Indiana -- 4.36%
          Allen County  Economic  Development,  5.00% due 12/30/2012  (Indiana
          Institute of Technology)                                                  NR/NR        1,370,000     1,389,591
          Allen  County  Jail  Building  Corp.   First  Mortgage,   5.75%  due
          10/1/2010 (ETM)                                                           NR/NR          565,000       571,690
          Allen  County  Jail  Building  Corp.   First  Mortgage,   5.00%  due
          10/1/2014 (Insured: Syncora)                                              NR/Aa2       1,000,000     1,118,790
          Allen  County  Jail  Building  Corp.   First  Mortgage,   5.00%  due
          10/1/2015 (Insured: Syncora)                                              NR/Aa2       1,480,000     1,659,243
          Allen  County  Jail  Building  Corp.   First  Mortgage,   5.00%  due
          10/1/2016 (Insured: Syncora)                                              NR/Aa2       1,520,000     1,684,707
          Allen County Redevelopment District, 5.00% due 11/15/2016                 NR/A2        1,000,000     1,086,300
          Avon Community School Building Corp., 5.00% due 7/15/2017  (Insured:
          AMBAC; State Aid Withholding)                                              A/NR        2,500,000     2,805,100
          Ball State  University  Student Fee,  5.75% due  7/1/2012  (Insured:
          Natl-Re/FGIC)                                                             A+/Aa3       1,000,000     1,068,810
          Boonville  Junior High School Building Corp., 0% due 7/1/2010 (State
          Aid Withholding)                                                           A/NR          850,000       849,949
          Boonville  Junior High School Building Corp., 0% due 1/1/2011 (State
          Aid Withholding)                                                           A/NR          850,000       839,910
          Boonville  Junior High School Building Corp., 0% due 7/1/2011 (State
          Aid Withholding)                                                           A/NR          950,000       927,171
          Brownsburg  1999  School   Building   Corp.,   5.00%  due  7/15/2013
          (Insured: AGM; State Aid Withholding)                                    AAA/Aa3       1,000,000     1,106,580
          Brownsburg 1999 School Building Corp.,  5.00% due 8/1/2018 (Insured:
          AGM; State Aid Withholding)                                              AAA/Aa3       1,250,000     1,354,987
          Carmel  Redevelopment  Authority,  0% due 2/1/2015  (Performing Arts
          Center)                                                                  AA+/Aa1       1,575,000     1,380,235
          Center Grove Building Corp.,  5.00% due 7/15/2010  (Insured:  AMBAC)
          (ETM)                                                                     AA+/NR         575,000       576,139
          Central  High  School  Building  Corp.,  5.00% due  2/1/2011  (First
          Mortgage; Insured: AMBAC; State Aid Withholding)                          AA+/NR       1,970,000     2,022,875
          Clay Multiple School Building Corp., 4.00% due 7/15/2015                  AA+/NR       1,000,000     1,072,000
          Clay Multiple School Building Corp., 5.00% due 7/15/2016                  AA+/NR       1,295,000     1,461,006
          Clay Multiple School Building Corp., 5.00% due 1/15/2017                  AA+/NR       1,000,000     1,127,090
          Evansville Vanderburgh, 5.00% due 7/15/2014 (Insured: AMBAC)              A+/NR        1,000,000     1,103,180
          Evansville Vanderburgh, 5.00% due 7/15/2015 (Insured: AMBAC)              A+/NR        1,000,000     1,104,590
          Fort Wayne Sewer Works Improvement, 4.25% due 8/1/2013                    NR/Aa3       1,715,000     1,837,571
          Fort Wayne Sewer Works Improvement, 4.25% due 8/1/2014                    NR/Aa3       1,745,000     1,881,267
          Fort Wayne Sewer Works Improvement, 4.25% due 8/1/2015                    NR/Aa3       1,780,000     1,910,794
          Franklin  Township  Independent  School  Building  Corp.,  5.00% due
          7/5/2018 (Insured: Natl-Re/FGIC; State Aid Withholding)                    A/NR        3,900,000     4,014,465
          Hammond  Multi-School  Building Corp., 5.00% due 1/15/2014 (Insured:
          Natl-Re/FGIC; State Aid Withholding)                                      AA+/NR       1,000,000     1,120,020
          Indiana Bond Bank, 4.80% due 2/1/2014                                     AAA/NR       4,060,000     4,071,368
          Indiana Bond Bank, 5.25% due 10/15/2016 (Special Gas Program)             NR/Aa3       1,545,000     1,677,700
          Indiana Bond Bank, 5.00% due 10/15/2017                                   NR/Aa3       5,000,000     5,343,250
          Indiana  Finance  Authority,  5.00% due  5/1/2015  (Parkview  Health
          Systems)                                                                  A+/A1        1,500,000     1,633,140
          Indiana  Finance  Authority,  5.00% due  5/1/2016  (Parkview  Health
          Systems)                                                                  A+/A1        3,090,000     3,321,472
          Indiana  Finance  Authority,  5.00% due  5/1/2017  (Parkview  Health
          Systems)                                                                  A+/A1        1,000,000     1,065,400
          Indiana  Finance  Authority,  0.15% due 2/1/2035 put 7/1/2010 (Lease
          Appropriation; SPA: JP Morgan Chase Bank) (daily demand notes)           AA+/Aa3       5,200,000     5,200,000
          Indiana  Health  Facilities,  5.00% due  11/1/2014  (Sisters  of St.
          Francis)                                                                  NR/Aa3       1,000,000     1,098,210
          Indiana Health Facilities, 5.50% due 11/15/2016                           AA/Aa1       1,385,000     1,515,370
          Indiana  Health  Facilities,  5.00% due  11/1/2018  (Sisters  of St.
          Francis)                                                                  NR/Aa3       1,250,000     1,346,062
          Indiana  Health   Facilities,   5.75%  due  11/1/2021   pre-refunded
          11/1/2011 (Sisters of St. Francis)                                        NR/Aa3       3,545,000     3,826,012
          Indiana  Health  Facilities,  3.625%  due  11/15/2036  put  8/1/2011
          (Ascension Health)                                                        AA/Aa1       3,955,000     4,085,396
          Indiana  Multi  School  Building  Corp.  First  Mortgage,  5.00% due
          7/15/2016 (Insured: Natl-Re)                                             AA/Baa1       5,000,000     5,667,450
          Indiana State Finance Authority Revenue,  5.00% due 7/1/2011 (Wabash
          Correctional Facilities)                                                 AA+/Aa1       1,390,000     1,447,046
          Indiana  State  Finance  Authority   Revenue,   4.90%  due  1/1/2016
          (Indianapolis Power & Light Co.)                                          BBB/A3      11,650,000    12,490,081
          Indiana  State  Finance  Authority   Revenue,   5.00%  due  7/1/2016
          (Forensic & Health Science; Insured: Natl-Re)                            AA+/Aa1       1,030,000     1,155,310
          Indiana State Finance Authority Revenue,  5.25% due 7/1/2018 (Wabash
          Correctional Facilities)                                                 AA+/Aa1       1,000,000     1,139,940
          Indiana  State  Finance  Authority   Revenue,   5.25%  due  7/1/2018
          (Rockville Correctional Facilities)                                      AA+/Aa1       2,150,000     2,450,871
          Indiana State Finance Authority Revenue, 5.00% due 11/1/2018             AA+/Aa2       2,750,000     3,088,800
          Indianapolis Local Public Improvement Bond Bank, 6.75% due 2/1/2014       AA/NR        1,270,000     1,386,548
          Indianapolis  Local Public Improvement Bond Bank, 5.00% due 1/1/2015
          (Waterworks; Insured: Natl-Re)                                            AA-/A1       1,000,000     1,112,600
          Indianapolis  Local Public Improvement Bond Bank, 5.00% due 7/1/2015
          (Waterworks; Insured: Natl-Re)                                            AA-/A1       1,000,000     1,118,680
          Indianapolis  Local Public Improvement Bond Bank, 5.00% due 7/1/2016
          (Insured: Natl-Re/FGIC)                                                  AA+/Aa1       1,030,000     1,157,607
          Indianapolis   Multi-School  Building  Corp.,  5.50%  due  7/15/2015
          (First Mortgage; Insured: Natl-Re)                                       AA/Baa1       1,690,000     1,947,691
          Ivy Tech Community College, 4.00% due 7/1/2013                            AA-/NR       1,000,000     1,079,600
          Ivy Tech Community College, 4.00% due 7/1/2014                            AA-/NR       1,500,000     1,631,805
          Knox Middle School Building Corp.  First Mortgage,  0% due 1/15/2020
          (Insured: Natl-Re/FGIC; State Aid Withholding)                             A/NR        1,295,000       797,785
          Madison Schools Lydia Middleton  Building Corp., 5.00% due 7/15/2014
          (Insured: Natl-Re/FGIC; State Aid Withholding)                            AA+/NR       1,200,000     1,364,508
          Madison Schools Lydia Middleton  Building Corp., 5.00% due 7/15/2015
          (Insured: Natl-Re/FGIC; State Aid Withholding)                            AA+/NR       1,250,000     1,433,437
          Mount Vernon of Hancock County First  Mortgage,  5.00% due 7/15/2013
          (Insured: Natl-Re; State Aid Withholding)                                A+/Baa1       1,055,000     1,167,801
          Mount Vernon of Hancock County First  Mortgage,  5.00% due 7/15/2014
          (Insured: Natl-Re; State Aid Withholding)                                A+/Baa1       1,135,000     1,273,561
          Mount Vernon of Hancock County First  Mortgage,  5.00% due 7/15/2015
          (Insured: Natl-Re; State Aid Withholding)                                A+/Baa1       1,140,000     1,284,974
          Noblesville  Redevelopment  Authority,  5.00%  due  8/1/2016  (146th
          Street Extension A)                                                       AA-/NR       1,660,000     1,857,391
          Perry  Township  Multi School  Building  Corp.,  5.00% due 7/10/2014
          (Insured: AGM; State Aid Withholding)                                     NR/Aa2       2,130,000     2,399,147
          Peru Community School Corp.  First Mortgage,  0% due 7/1/2010 (State
          Aid Withholding)                                                           A/NR          835,000       834,950
          Plainfield  Community  High School  Building Corp.  First  Mortgage,
          5.00% due 1/15/2015 (Insured: Natl-Re/FGIC)                                A/NR        1,445,000     1,607,115
          Rockport  PCR,  6.25% due 6/1/2025 put  6/2/2014  (Indiana  Michigan
          Power Co.)                                                               BBB/Baa2      4,100,000     4,543,169
          Rockport  PCR,  6.25% due 6/1/2025 put  6/2/2014  (Indiana  Michigan
          Power Co.)                                                               BBB/Baa2      1,000,000     1,108,090
          South Bend  Community  School  Building  Corp.,  4.00% due 1/15/2013
          (State Aid Withholding)                                                   AA+/NR       1,545,000     1,647,032
          South Bend Community School Building Corp., 4.00% due 1/15/2013           AA+/NR       1,400,000     1,492,456
          South Bend  Community  School  Building  Corp.,  4.00% due 7/15/2013
          (State Aid Withholding)                                                   AA+/NR       1,000,000     1,075,360
          South Bend  Community  School  Building  Corp.,  5.00% due 7/15/2016
          (Insured: Natl-Re/FGIC; State Aid Withholding)                            AA+/NR       1,785,000     2,039,916
          Vincennes University, 3.00% due 6/1/2014                                  NR/Aa3       1,000,000     1,036,550
          Vincennes University, 3.00% due 6/1/2015                                  NR/Aa3       1,000,000     1,026,880
          Vincennes University, 4.00% due 6/1/2018                                  NR/Aa3       1,000,000     1,050,190
          Vincennes University, 5.00% due 6/1/2020                                  NR/Aa3       1,000,000     1,106,480
          Warren   Township  Vision  2005,   5.00%  due  7/10/2015   (Insured:
          Natl-Re/FGIC; State Aid Withholding)                                      AA+/NR       2,895,000     3,274,911
          Wawasee  Community School Corp. First Mortgage,  5.50% due 7/15/2010
          (State Aid Withholding) (ETM)                                             AA+/NR         510,000       511,056
          Wawasee  Community School Corp. First Mortgage,  5.50% due 7/15/2011
          (State Aid Withholding) (ETM)                                             AA+/NR       1,095,000     1,136,818
          West Clark School  Building  Corp.,  5.25% due  1/15/2014  (Insured:
          Natl-Re)                                                                 AA+/Baa1      1,335,000     1,509,658
          West  Clark  School  Building  Corp.   First  Mortgage,   5.75%  due
          7/15/2011 (Insured: Natl-Re/FGIC; State Aid Withholding)                  AA+/NR       2,080,000     2,193,048
        Iowa -- 0.64%
          Ankeny  Community  School  District  Sales & Services Tax, 5.00% due
          7/1/2010                                                                  AA-/NR       2,900,000     2,900,348
          Des Moines  Limited  Obligation,  4.40% due  12/1/2015 put 12/1/2011
          (Des Moines Parking Associates; LOC: Wells Fargo Bank)                    NR/NR        2,270,000     2,273,904
          Dubuque Community School District, 2.75% due 7/1/2011                     NR/NR          450,000       454,635
          Dubuque Community School District, 2.75% due 1/1/2012                     NR/NR        1,500,000     1,520,805
          Iowa Finance Authority, 5.75% due 12/1/2010 (Trinity Health)              AA/Aa2       1,160,000     1,177,470
          Iowa Health  Facilities  Revenue,  5.00% due 2/15/2014  (Iowa Health
          System; Insured: AGM)                                                     NR/Aa3       2,500,000     2,734,150
          Iowa Health  Facilities  Revenue,  5.00% due 2/15/2015  (Iowa Health
          System; Insured: AGM)                                                     NR/Aa3       2,300,000     2,535,635
          Iowa Health  Facilities  Revenue,  5.00% due 2/15/2016  (Iowa Health
          System; Insured: AGM)                                                     NR/Aa3       1,600,000     1,763,568
          Iowa Health  Facilities  Revenue,  5.00% due 8/15/2016  (Iowa Health
          System; Insured: AGM)                                                     NR/Aa3       1,500,000     1,658,265
          Iowa Health  Facilities  Revenue,  5.00% due 2/15/2017  (Iowa Health
          System; Insured: AGM)                                                     NR/Aa3       1,600,000     1,762,224
          Iowa Health  Facilities  Revenue,  5.00% due 8/15/2017  (Iowa Health
          System; Insured: AGM)                                                     NR/Aa3         990,000     1,093,534
          Iowa Health  Facilities  Revenue,  5.00% due 2/15/2018  (Iowa Health
          System; Insured: AGM)                                                     NR/Aa3       1,405,000     1,549,462
        Kansas -- 0.91%
          Burlington  Environmental  Improvement,   5.00%  due  12/1/2023  put
          4/1/2011 (Kansas City Power & Light; Insured: Syncora)                   BBB+/A3       2,800,000     2,873,976
          Burlington  Environmental  Improvement,   5.25%  due  12/1/2023  put
          4/1/2013 (Kansas City Power & Light; Insured: Syncora)                   BBB+/A3       5,000,000     5,380,000
          Burlington  Environmental  Improvement,   5.375%  due  9/1/2035  put
          4/1/2013 (Kansas City Power & Light; Insured: Natl-Re/FGIC)              NR/Baa2      12,500,000    13,491,375
          Johnson County USD GO, 4.50% due 10/1/2014                                AA/Aaa       5,750,000     6,003,000
          Kansas Development Finance Authority, 5.00% due 11/1/2015                 AA/Aa2       2,605,000     2,981,006
        Kentucky -- 0.60%
          Jefferson County School District, 5.25% due 1/1/2016 (Insured: AGM)      AAA/Aa2       2,145,000     2,470,311
          Kentucky  Economic  DFA,  5.40% due  10/1/2010  (Norton  Healthcare;
          Insured: Natl-Re) (ETM)                                                    A/NR        3,775,000     3,820,451
          Kentucky  Economic  DFA,  5.40% due  10/1/2010  (Norton  Healthcare;
          Insured: Natl-Re)                                                         A/Baa1       4,055,000     4,092,306
          Kentucky  Economic  DFA,  0%  due  10/1/2021   (Norton   Healthcare;
          Insured: Natl-Re)                                                         A/Baa1       2,100,000     1,126,146
          Kentucky  Economic DFA, 5.00% due 5/1/2039 put 11/11/2014  (Catholic
          Health)                                                                   AA/Aa2       5,000,000     5,517,300
          Kentucky  Municipal  Power  Agency,  4.00%  due  9/1/2015  (Insured:
          Assured Guaranty)                                                        AAA/Aa3       2,955,000     3,179,905
        Louisiana -- 2.74%
          East Baton Rouge Sewer, 4.00% due 2/1/2013                               AA-/Aa2       1,000,000     1,068,380
          East Baton Rouge Sewer, 5.00% due 2/1/2014                               AA-/Aa2       1,000,000     1,114,510
          East Baton Rouge Sewer, 5.00% due 2/1/2018 (Insured: AGM)                AAA/Aa2       3,000,000     3,320,610
          Ernest N.  Morial New  Orleans  Exhibit  Hall,  5.00% due  7/15/2013
          (Insured: AMBAC)                                                          BBB/NR       2,075,000     2,187,340
          Jefferson Sales Tax, 5.00% due 12/1/2018 (Insured: AGM)                  AAA/Aa3       2,000,000     2,279,960
          Louisiana  Citizens  Property  Insurance  Corp.,  5.00% due 6/1/2015
          (Insured: AMBAC)                                                         A-/Baa2      10,265,000    10,858,933
          Louisiana   Environmental   Facilities   &   Community   Development
          Authority, 5.00% due 9/1/2012 (Bellemont Apartments)                      NR/Ba3         460,000       453,114
          Louisiana   Environmental   Facilities   &   Community   Development
          Authority, 4.00% due 10/1/2013 (LCTCS Facilities Corp.)                   A+/A3        1,500,000     1,608,690
          Louisiana   Environmental   Facilities   &   Community   Development
          Authority, 4.00% due 10/1/2014 (LCTCS Facilities Corp.)                   A+/A3        1,500,000     1,614,195
          Louisiana   Environmental   Facilities   &   Community   Development
          Authority, 5.00% due 3/1/2015 (Independence Stadium)                       A/NR        1,000,000     1,084,820
          Louisiana   Environmental   Facilities   &   Community   Development
          Authority, 5.00% due 3/1/2016 (Independence Stadium)                       A/NR        1,000,000     1,081,670
          Louisiana   Environmental   Facilities   &   Community   Development
          Authority, 5.00% due 3/1/2017 (Independence Stadium)                       A/NR        1,265,000     1,363,366
          Louisiana   Environmental   Facilities   &   Community   Development
          Authority, 5.00% due 3/1/2018 (Independence Stadium)                       A/NR        1,000,000     1,077,210
          Louisiana  Offshore  Terminal  Authority,  5.00% due 10/1/2018 (Loop
          LLC)                                                                       A/NR       22,000,000    23,886,500
          Louisiana  Offshore  Terminal  Authority,  4.25% due  10/1/2037  put
          10/1/2010 (Deepwater Port Loop LLC)                                        A/A3        4,200,000     4,207,224
          Louisiana Public Facilities  Authority  Hospital Revenue,  5.75% due
          7/1/2015 (Franciscan Missionaries; Insured: AGM)                         AAA/Aa3       1,325,000     1,487,207
          Louisiana Public Facilities  Authority  Revenue,  5.00% due 8/1/2012
          (Department of Public Safety; Insured: AGM)                              AAA/Aa3       1,250,000     1,336,175
          Louisiana Public Facilities  Authority  Revenue,  5.00% due 8/1/2013
          (Department of Public Safety; Insured: AGM)                              AAA/Aa3       2,500,000     2,726,000
          Louisiana Public Facilities  Authority Revenue,  5.00% due 5/15/2014
          (Ochsner Clinic Foundation)                                              NR/Baa1       1,000,000     1,057,890
          Louisiana Public Facilities  Authority Revenue,  5.00% due 5/15/2015
          (Ochsner Clinic Foundation)                                              NR/Baa1       1,825,000     1,929,116
          Louisiana Public Facilities  Authority Revenue,  5.00% due 5/15/2016
          (Ochsner Clinic Foundation)                                              NR/Baa1       1,000,000     1,043,500
          Louisiana Public Facilities  Authority Revenue,  5.00% due 5/15/2017
          (Ochsner Clinic Foundation)                                              NR/Baa1       1,035,000     1,062,179
          Louisiana Public Facilities  Authority Revenue,  5.00% due 5/15/2018
          (Ochsner Clinic Foundation)                                              NR/Baa1       1,000,000     1,012,120
          Louisiana Public Facilities  Authority Revenue,  7.00% due 12/1/2038
          put 12/1/2011 (Cleco Power LLC)                                          BBB/Baa2      9,000,000     9,538,740
          Louisiana State GO, 5.00% due 8/1/2017 (Insured: Natl-Re)                AA-/Aa2       4,000,000     4,426,960
          Monroe Sales Tax Increment  Garrett Road Economic  Development Area,
          5.00% due 3/1/2017 pre-refunded 3/1/2015 (Insured: Radian)                NR/NR        1,505,000     1,687,000
          Morehouse  Parish PCR,  5.25% due  11/15/2013  (International  Paper
          Co.)                                                                     BBB/Baa3      2,400,000     2,576,016
          Plaquemines Parish Law Enforcement District GO, 5.00% due 9/1/2019       BBB+/NR       1,005,000     1,054,134
          Plaquemines Parish Law Enforcement District GO, 5.00% due 9/1/2021       BBB+/NR       1,115,000     1,146,900
          Regional  Transportation  Authority,  8.00% due 12/1/2011  (Insured:
          Natl-Re/FGIC)                                                             A-/NR        1,250,000     1,348,088
          St. Tammany Parish, 5.00% due 6/1/2017 (Insured: CIFG)                    A+/NR        1,405,000     1,551,036
        Maine -- 0.10%
          Maine Finance  Authority Solid Waste  Disposal,  3.80% due 11/1/2015
          (Waste Management, Inc.)                                                  BBB/NR       3,300,000     3,352,041
        Massachusetts -- 1.99%
          Massachusetts   DFA,  5.625%  due  1/1/2015   (Semass   Partnership;
          Insured: Natl-Re)                                                        AA-/Baa1      1,025,000     1,059,327
          Massachusetts DFA, 3.45% due 12/1/2015 (Carleton-Willard Village)         A-/NR        3,225,000     3,222,452
          Massachusetts   DFA,  5.625%  due  1/1/2016   (Semass   Partnership;
          Insured: Natl-Re)                                                        AA-/Baa1      1,080,000     1,110,737
          Massachusetts  DFA Resource  Recovery,  5.50% due  1/1/2011  (Semass
          Partnership; Insured: Natl-Re)                                           AA-/Baa1      3,970,000     4,029,351
          Massachusetts Educational Financing Authority, 5.50% due 1/1/2017         AA/NR        1,700,000     1,896,214
          Massachusetts Educational Financing Authority, 5.50% due 1/1/2018         AA/NR        7,500,000     8,157,150
          Massachusetts Educational Financing Authority, 5.75% due 1/1/2020         AA/NR        7,500,000     8,230,575
          Massachusetts Health & Educational  Facilities Authority,  5.00% due
          10/1/2011 (Berkshire Health Systems; Insured: AGM)                        AAA/NR       2,345,000     2,447,617
          Massachusetts Health & Educational Facilities Authority,  5.375% due
          5/15/2012 (New England Medical Center Hospital; Insured: Natl-Re/FGIC)
          (ETM)                                                                     NR/NR        3,415,000     3,715,213
          Massachusetts Health & Educational  Facilities Authority,  5.00% due
          10/1/2012 (Berkshire Health Systems; Insured: AGM)                        AAA/NR       2,330,000     2,488,207
          Massachusetts Health & Educational  Facilities Authority,  5.00% due
          10/1/2013 (Berkshire Health Systems; Insured: AGM)                        AAA/NR       3,215,000     3,484,385
          Massachusetts Health & Educational  Facilities Authority,  5.00% due
          7/1/2014 (UMass Memorial Health Care)                                   BBB+/Baa1      2,750,000     2,932,462
          Massachusetts Health & Educational  Facilities Authority,  5.00% due
          7/1/2015 (UMass Memorial Health Care)                                   BBB+/Baa1      2,625,000     2,796,833
          Massachusetts Health & Educational  Facilities Authority,  5.00% due
          7/1/2018 (UMass Memorial Health Care)                                   BBB+/Baa1      4,290,000     4,435,731
          Massachusetts Health & Educational  Facilities Authority,  5.00% due
          10/1/2019 (Berkshire Health Systems; Insured: AGM)                        AAA/NR       1,750,000     1,831,218
          Massachusetts Solid Waste Disposal Revenue,  5.75% due 12/1/2042 put
          5/1/2019 (Dominion Energy Brayton)                                       A-/Baa2       1,800,000     1,929,870
          Massachusetts   Western   Turnpike   Revenue,   5.55%  due  1/1/2017
          (Insured: Natl-Re)                                                        A/Aa3       13,160,000    13,215,930
        Michigan -- 5.26%
          Battle Creek, 5.00% due 5/1/2020 (Insured:  AMBAC)                       AA-/Aa3       3,200,000     3,426,624
          Detroit  Sewage  Disposal  Revenue,  6.00%  due  7/1/2010  (Insured:
          Natl-Re)                                                                  A/Aa3        1,380,000     1,380,152
          Detroit Sewage Disposal Revenue, 5.00% due 7/1/2013 (Insured: AGM)       AAA/Aa3       1,590,000     1,715,308
          Detroit  Sewage  Disposal  Revenue,  5.00%  due  7/1/2014  (Insured:
          Natl-Re)                                                                   A/A1        2,000,000     2,147,480
          Detroit Sewage Disposal Revenue, 5.50% due 7/1/2015 (Insured: AGM)       AAA/Aa3       3,500,000     3,914,015
          Detroit  Sewage  Disposal  Revenue,  5.25%  due  7/1/2019  (Insured:
          Natl-Re)                                                                  A/Aa3        3,900,000     4,105,140
          Detroit  Sewage  Disposal  Revenue,  5.25%  due  7/1/2020  (Insured:
          Natl-Re)                                                                  A/Aa3        3,415,000     3,561,128
          Detroit  Sewage  Disposal  Revenue,  5.25%  due  7/1/2020  (Insured:
          Natl-Re)                                                                  A/Aa3        3,305,000     3,446,421
          Detroit Water, 5.40% due 7/1/2011 (Insured: Natl-Re)                      A/Aa3        1,000,000     1,030,190
          Detroit Water Supply Systems, 6.00% due 7/1/2015 (Insured: Natl-Re)       A+/Aa3       3,280,000     3,672,485
          Detroit Water Supply Systems, 5.00% due 7/1/2016 (Insured: AGM)          AAA/Aa3       1,250,000     1,338,837
          Dickinson County Economic  Development Corp.  Environmental  Impact,
          5.75% due 6/1/2016 (International Paper Co.)                             BBB/Baa3      4,845,000     4,974,701
          Dickinson County Healthcare  Systems,  5.50% due 11/1/2013 (Insured:
          ACA)                                                                      NR/NR        2,535,000     2,563,569
          Grand Haven Electric Revenue, 5.50% due 7/1/2016 (Insured: Natl-Re)       A/Baa1       3,890,000     4,159,071
          Gull Lake Community  School  District GO, 0% due 5/1/2013  (Insured:
          Natl-Re/FGIC)                                                              A/NR        1,480,000     1,326,480
          Kalamazoo Hospital Finance Authority  Facilities Revenue,  5.00% due
          5/15/2018 (Bronson Hospital; Insured: AGM)                               AAA/Aa3       1,520,000     1,645,218
          Kalamazoo Hospital Finance Authority  Facilities Revenue,  5.00% due
          5/15/2018 (Bronson Hospital; Insured: AGM)                               AAA/Aa3       2,500,000     2,705,950
          Kent Hospital Finance  Authority,  5.25% due 1/15/2047 put 1/15/2014
          (Spectrum Health)                                                         AA/Aa3       5,865,000     6,410,856
          Kentwood Public Schools GO, 5.00% due 5/1/2015 (Insured: Natl-Re)        AA-/Aa2       4,050,000     4,382,586
          Lansing  Steam  &  Electric  Utility  Systems,  5.00%  due  7/1/2016
          (Insured: AMBAC)                                                         AA-/Aa2       2,000,000     2,091,480
          Michigan HFA,  5.375% due 7/1/2012  (Port Huron  Hospital;  Insured:
          AGM)                                                                     AAA/Aa3         745,000       747,056
          Michigan  Housing  Development  Authority  Rental  Housing  Revenue,
          5.00% due 4/1/2016 (GO of Authority)                                      AA/NR        4,900,000     5,068,805
          Michigan  State  Building  Authority,  5.25%  due  10/1/2010  (State
          Police Communication Systems; Insured: Natl-Re)                           A+/A1        2,000,000     2,019,620
          Michigan State Building  Authority,  5.25% due 10/15/2014  (Insured:
          AGM)                                                                     AAA/Aa3       4,300,000     4,670,832
          Michigan State Building  Authority,  5.00% due 10/15/2015  (Insured:
          AMBAC)                                                                    A+/Aa3       6,000,000     6,604,140
          Michigan State Building Authority, 5.50% due 10/15/2017                   A+/Aa3       4,000,000     4,492,080
          Michigan State  COP,  4.25% due  9/1/2031  put  9/1/2011  (Insured:
          Natl-Re)                                                                  A/Baa1       5,500,000     5,513,805
          Michigan State  COP,  5.00% due  9/1/2031  put  9/1/2011  (Insured:
          Natl-Re)                                                                  A/Baa1      11,630,000    11,761,768
          Michigan State HFA, 5.50% due 11/15/2015 (Henry Ford Health System)        A/A1        2,300,000     2,481,171
          Michigan State  HFA,  5.00%  due   11/15/2017   (Sparrow   Memorial
          Hospital)                                                                 A+/A1        1,000,000     1,063,940
          Michigan State HFA, 5.50% due 11/15/2017 (Henry Ford Health System)        A/A1        1,530,000     1,622,075
          Michigan State HFA, 5.50% due 11/15/2018 (Henry Ford Health System)        A/A1        3,000,000     3,155,910
          Michigan State HFA,  5.75% due  12/1/2034  put  12/1/2015  (Trinity
          Health)                                                                   AA/Aa2      10,000,000    11,364,700
          Michigan State  Hospital  Finance  Authority,  5.00% due 11/15/2013
          (Sparrow Hospital)                                                        A+/A1        1,225,000     1,317,855
          Michigan State  Hospital  Finance  Authority,  5.00% due  7/15/2016
          (Oakwood Hospital)                                                         A/A2        1,045,000     1,107,648
          Michigan State  Hospital  Finance  Authority,  5.00% due 11/15/2016
          (Ascension Health)                                                        AA/Aa1       3,000,000     3,316,350
          Michigan State  Hospital  Finance  Authority,  5.00% due  7/15/2018
          (Oakwood Hospital)                                                         A/A2        1,000,000     1,037,810
          Michigan State  Hospital  Finance  Authority,  6.00% due  12/1/2018
          (Trinity Health)                                                          AA/Aa2       2,000,000     2,285,020
          Michigan State  Hospital  Finance  Authority,  5.00% due  7/15/2019
          (Oakwood Hospital)                                                         A/A2        2,000,000     2,055,360
          Michigan State  Hospital  Finance  Authority,  6.00% due  12/1/2020
          (Trinity Health)                                                          AA/Aa2       1,175,000     1,196,408
          Michigan  State   Strategic   Fund,   4.75%   due   8/1/2011   (NSF
          International)                                                            A-/NR        2,240,000     2,293,626
          Michigan  State   Strategic   Fund,   4.75%   due   8/1/2012   (NSF
          International)                                                            A-/NR        2,345,000     2,427,802
          Michigan State Strategic Fund, 5.00% due 10/15/2017 (Insured: AGM)       AAA/Aa3       2,000,000     2,236,800
          Michigan State Strategic Fund, 5.25% due 6/1/2018 (Clark  Retirement
          Community)                                                               BBB-/NR         910,000       877,413
          Michigan State  Strategic  Fund,  5.25% due  8/1/2029  put 8/1/2014
          (Detroit Edison Co.)                                                      A-/NR        2,500,000     2,720,550
          Michigan State  Strategic  Fund,  5.50% due  8/1/2029  put 8/1/2016
          (Detroit Edison Co.)                                                      A-/A2        2,500,000     2,769,275
          Michigan State  Strategic  Fund,  4.85% due  9/1/2030  put 9/1/2011
          (Detroit Edison Co.; Insured: AMBAC)                                     BBB/Baa1      4,850,000     4,961,744
          Rockford Public Schools GO, 4.80% due 5/1/2017 (Insured: Q-SBLF)         AA-/Aa2       1,130,000     1,163,866
          Romeo  Community  School  District GO, 5.00% due 5/1/2018  (Insured:
          Natl-Re/Q-SBLF)                                                          AA-/Aa2       3,050,000     3,323,920
          Royal Oak Hospital Finance  Authority  Hospital  Revenue,  6.25% due
          9/1/2014 (William Beaumont Hospital)                                       A/A1        1,000,000     1,125,010
          Royal Oak Hospital Finance  Authority  Hospital  Revenue,  5.25% due
          8/1/2017 (William Beaumont Hospital)                                       A/A1        5,855,000     6,198,747
          Western Townships  Utilities Authority Sewage Disposal GO, 3.00% due
          1/1/2011                                                                  AA/NR        1,000,000     1,010,760
          Western Townships  Utilities Authority Sewage Disposal GO, 3.00% due
          1/1/2012                                                                  AA/NR          655,000       674,689
          Western Townships  Utilities Authority Sewage Disposal GO, 4.00% due
          1/1/2013                                                                  AA/NR        1,000,000     1,066,530
          Western Townships  Utilities Authority Sewage Disposal GO, 4.00% due
          1/1/2014                                                                  AA/NR        1,000,000     1,075,770
          Western Townships  Utilities Authority Sewage Disposal GO, 5.00% due
          1/1/2015                                                                  AA/NR        1,870,000     2,093,297
          Western Townships  Utilities Authority Sewage Disposal GO, 5.00% due
          1/1/2016                                                                  AA/NR        1,670,000     1,873,356
          Western Townships  Utilities Authority Sewage Disposal GO, 5.00% due
          1/1/2017                                                                  AA/NR        1,500,000     1,684,515
          Western Townships  Utilities Authority Sewage Disposal GO, 5.00% due
          1/1/2018                                                                  AA/NR        1,500,000     1,689,480
          Wyandotte School District GO, 4.00% due 5/1/2011 (Insured: Q-SBLF)       AAA/Aa3       2,810,000     2,879,828
        Minnesota -- 1.34%
          Dakota County  Community  Development  Agency Multi Family  Housing,
          5.00% due 11/1/2017 (Commons on Marice)                                   NR/NR        1,150,000     1,080,506
          Minneapolis  St.  Paul  Health  Care  Systems,  5.25% due  12/1/2012
          (HealthPartners Obligated Group)                                         BBB/Baa1      1,000,000     1,065,510
          Minneapolis  St.  Paul  Health  Care  Systems,  5.25% due  12/1/2013
          (HealthPartners Obligated Group)                                         BBB/Baa1      2,200,000     2,362,866
          Minneapolis  St.  Paul  Metropolitan  Airports,  5.00% due  1/1/2017
          (Insured: AMBAC)                                                          AA-/NR       8,005,000     8,964,559
          Minnesota  Agricultural  &  Economic  Development  Board,  4.00% due
          2/15/2014 (Essentia Health; Insured: Assured Guaranty)                    AAA/NR       3,460,000     3,666,839
          Minnesota  Agricultural  &  Economic  Development  Board,  5.00% due
          2/15/2015 (Essentia Health; Insured: Assured Guaranty)                    AAA/NR       1,335,000     1,470,556
          Minnesota  Agricultural  &  Economic  Development  Board,  5.00% due
          2/15/2017 (Essentia Health; Insured: Assured Guaranty)                    AAA/NR       2,500,000     2,739,425
          St.  Cloud  Health  Care  Revenue,  5.00% due  5/1/2012  (Centracare
          Health Systems)                                                           NR/A2        1,000,000     1,061,760
          St.  Cloud  Health  Care  Revenue,  5.00% due  5/1/2013  (Centracare
          Health Systems)                                                           NR/A2        1,000,000     1,080,190
          St.  Cloud  Health  Care  Revenue,  5.00% due  5/1/2015  (Centracare
          Health Systems)                                                           NR/A2        1,000,000     1,098,210
          St.  Cloud  Health  Care  Revenue,  5.00% due  5/1/2016  (Centracare
          Health Systems)                                                           NR/A2        1,250,000     1,367,262
          St.  Cloud  Health  Care  Revenue,  5.00% due  5/1/2017  (Centracare
          Health Systems)                                                           NR/A2        2,920,000     3,143,643
          St.  Cloud  Health  Care  Revenue,  5.00% due  5/1/2017  (Centracare
          Health Systems)                                                           NR/A2        1,000,000     1,076,590
          St.  Cloud  Health  Care  Revenue,  5.00% due  5/1/2018  (Centracare
          Health Systems)                                                           NR/A2        3,105,000     3,292,635
          St.  Cloud  Health  Care  Revenue,  5.00% due  5/1/2019  (Centracare
          Health Systems)                                                           NR/A2        3,495,000     3,688,868
          St.  Cloud  Health  Care  Revenue,  5.00% due  5/1/2020  (Centracare
          Health Systems)                                                           NR/A2        3,200,000     3,343,968
          St. Paul  Housing &  Redevelopment  Authority  Health Care  Revenue,
          5.00% due 2/1/2018 (Gillette Children's Specialty)                        A-/NR        1,255,000     1,316,282
          St. Paul  Housing &  Redevelopment  Authority  Health Care  Revenue,
          5.25% due 2/1/2020 (Gillette Children's Specialty)                        A-/NR        2,010,000     2,095,927
          St. Paul  Housing &  Redevelopment  Authority  Health Care  Revenue,
          5.25% due 5/15/2021 (HealthPartners Obligated Group)                     NR/Baa1       1,070,000     1,083,803
        Mississippi -- 0.49%
          Gautier  Utility  District  Systems,  5.50% due  3/1/2012  (Insured:
          Natl-Re/FGIC)                                                             NR/NR        1,020,000     1,079,180
          Medical Center Educational Building,  4.00% due 6/1/2015 (University
          of Mississippi Medical Center)                                           AA-/Aa2       2,325,000     2,502,770
          Medical Center Educational Building,  4.00% due 6/1/2016 (University
          of Mississippi Medical Center)                                           AA-/Aa2       3,300,000     3,524,433
          Mississippi   Business  Finance  Corp.,   0.09%  due  12/1/2030  put
          7/1/2010  (Chevron  USA  Inc;  Guaranty  Agreement:  Chevron  Corp.)
          (daily demand notes)                                                      AA/Aa1       2,625,000     2,625,000
          Mississippi  Development  Bank Canton Public  Improvement  GO, 4.75%
          due 7/1/2017                                                              NR/NR        1,465,000     1,557,075
          Mississippi Development Bank Special Obligation,  5.00% due 1/1/2011
          (Madison County; Insured: AGM/Natl-Re/FGIC; County Guaranty)             AAA/Aa3       5,000,000     5,114,400
        Missouri -- 0.27%
          Missouri Development Finance Board Healthcare Facilities,  4.80% due
          11/1/2012 (Lutheran Home Aged; LOC: Commerce Bank)                        NR/Aa2         800,000       826,808
          Missouri Regional  Convention & Sports Complex,  5.25% due 8/15/2016
          (Insured: AMBAC)                                                         AA+/Aa2       1,800,000     1,980,396
          Missouri State Health & Educational Facilities Authority,  5.00% due
          6/1/2011 (SSM Healthcare Corp.)                                           AA-/NR       1,000,000     1,040,340
          Missouri State Health & Educational Facilities Authority,  5.00% due
          5/15/2017 (Children's Mercy Hospital)                                     A+/NR        1,000,000     1,071,960
          Missouri State Health & Educational Facilities Authority,  5.00% due
          5/15/2019 (Children's Mercy Hospital)                                     A+/NR        1,000,000     1,053,330
          Missouri State Health & Educational Facilities Authority,  5.00% due
          5/15/2020 (Children's Mercy Hospital)                                     A+/NR        1,000,000     1,039,170
          Springfield  Public  Utilities  COP,  5.00% due 12/1/2013  (Insured:
          Natl-Re)                                                                  AA/A1        2,000,000     2,197,040
        Nebraska -- 0.30%
          Madison  County  Hospital  Authority,   5.25%  due  7/1/2010  (Faith
          Regional Health Services; Insured: Radian) (ETM)                          NR/NR          750,000       750,105
          Madison County Hospital Authority,  5.50% due 7/1/2012  pre-refunded
          1/1/2012 (Faith Regional Health Services; Insured: Radian)                NR/NR        1,625,000     1,740,131
          Omaha Public Power District Electric Systems, 5.00% due 2/1/2013          AA/Aa1       5,000,000     5,483,300
          University of Nebraska Facilities Corp., 2.00% due 7/15/2011              AA/Aa1       2,100,000     2,134,839
        Nevada -- 1.90%
          Clark County GO, 5.00% due 11/1/2014                                     AA+/Aaa       4,000,000     4,502,680
          Clark County GO, 5.00% due 11/1/2017 (Insured: AMBAC)                    AA+/Aaa       1,185,000     1,322,602
          Clark County  Improvement  District,  5.00% due 12/1/2015  (Insured:
          AMBAC)                                                                   BBB+/NR       1,820,000     1,896,130
          Clark  County  School  District GO,  5.00% due  6/15/2015  (Insured:
          Natl-Re)                                                                  AA/Aa1       1,000,000     1,086,680
          Clark County School District GO, 5.50% due 6/15/2015 (Insured: AGM)      AAA/Aa1       5,085,000     5,676,894
          Las Vegas Clark County Library District GO, 5.00% due 1/1/2018            AA/Aa2       6,535,000     7,309,463
          Las Vegas Clark County Library District GO, 5.00% due 1/1/2019            AA/Aa2       3,000,000     3,351,870
          Las Vegas  Convention  &  Visitors  Authority,  5.25%  due  7/1/2013
          (Insured: AMBAC)                                                          A+/Aa2       1,530,000     1,668,190
          Las Vegas  Convention  &  Visitors  Authority,  5.25%  due  7/1/2014
          (Insured: AMBAC)                                                          A+/Aa2       2,555,000     2,824,118
          Las Vegas  Convention  &  Visitors  Authority,  5.00%  due  7/1/2019
          (Insured: AMBAC)                                                          A+/Aa2       6,000,000     6,237,900
          Las Vegas COP, 5.00% due 9/1/2016 (City Hall)                            AA-/Aa2       4,000,000     4,357,960
          Las Vegas COP, 5.00% due 9/1/2017 (City Hall)                            AA-/Aa2       4,300,000     4,665,887
          Las Vegas COP, 5.00% due 9/1/2018 (City Hall)                            AA-/Aa2       4,000,000     4,318,720
          Las Vegas GO, 7.00% due 4/1/2017 (Performing Arts Center)                 AA/Aa1       1,825,000     2,226,062
          Las Vegas GO, 7.00% due 4/1/2018 (Performing Arts Center)                 AA/Aa1       2,095,000     2,586,550
          Las  Vegas  Special  Local  Improvement  District  707,  5.125%  due
          6/1/2011 (Insured: AGM)                                                  AAA/Aa3       1,535,000     1,553,435
          Las  Vegas  Special  Local  Improvement  District  707,  5.375%  due
          6/1/2013 (Insured: AGM)                                                  AAA/Aa3       1,060,000     1,070,685
          Las Vegas Valley Water  District GO, 0.25% due 6/1/2036 put 7/1/2010
          (SPA: Dexia) (daily demand notes)                                        AA+/Aa1         660,000       660,000
          Las Vegas Water District GO, 5.00% due 6/1/2017                          AA+/Aa1       1,050,000     1,185,072
          Las Vegas Water District GO, 5.00% due 6/1/2019                          AA+/Aa1       1,000,000     1,128,920
          Las Vegas Water  District GO, 0.25% due 6/1/2036 put 7/1/2010  (SPA:
          Dexia) (daily demand notes)                                              AA+/Aa1       1,135,000     1,135,000
          Reno Hospital  Revenue,  5.25% due 6/1/2014  (Washoe Medical Center;
          Insured: AGM)                                                            AAA/Aa3       1,000,000     1,091,290
          Reno Hospital  Revenue,  5.25% due 6/1/2016  (Washoe Medical Center;
          Insured: AGM)                                                            AAA/Aa3       1,100,000     1,197,361
          Reno Hospital  Revenue,  5.25% due 6/1/2018  (Washoe Medical Center;
          Insured: AGM)                                                            AAA/Aa3       1,000,000     1,085,790
        New Hampshire -- 0.34%
          New Hampshire  Health & Educational  Facilities,  4.50% due 8/1/2014
          (Dartmouth-Hitchcock)                                                     A+/NR        1,835,000     1,971,359
          New Hampshire Health & Educational  Facilities,  5.00% due 10/1/2016
          (Southern NH Health Systems)                                              A-/NR        1,260,000     1,326,528
          New Hampshire Health & Educational  Facilities,  5.00% due 10/1/2017
          (Southern NH Health Systems)                                              A-/NR        1,000,000     1,044,420
          New Hampshire  Municipal  Bond Bank,  5.00% due 8/15/2016  (Insured:
          Natl-Re/GO of Bond Bank)                                                  AA/Aa3       2,985,000     3,445,675
          New Hampshire  Municipal  Bond Bank,  5.00% due 8/15/2017  (Insured:
          Natl-Re/GO of Bond Bank)                                                  AA/Aa3       3,130,000     3,625,103
        New Jersey -- 1.61%
          Hudson County COP, 7.00% due 12/1/2012 (Insured: Natl-Re)                 A/Baa1       1,000,000     1,121,870
          Hudson County COP, 6.25% due 12/1/2014 (Insured: Natl-Re)                 A/Baa1       1,500,000     1,722,015
          New Jersey EDA, 5.00% due 11/15/2011 (Seabrook Village)                   NR/NR        1,000,000     1,015,890
          New Jersey EDA, 5.00% due 11/15/2014 (Seabrook Village)                   NR/NR        1,000,000     1,011,290
          New   Jersey   EDA,   5.00%  due   12/15/2016   (School   Facilities
          Construction)                                                            AA-/Aa3      10,000,000    11,165,600
          New Jersey EDA Cigarette Tax Revenue,  5.00% due 6/15/2011 (Insured:
          Natl-Re/FGIC)                                                            BBB/Baa2      5,000,000     5,079,950
          New Jersey EDA Cigarette Tax Revenue,  5.00% due 6/15/2012 (Insured:
          Natl-Re/FGIC)                                                            BBB/Baa2      7,375,000     7,586,736
          New  Jersey  Higher  Educational  Assistance  Authority,  5.00%  due
          12/1/2017                                                                 AA/Aa2       1,500,000     1,647,090
          New  Jersey  Higher  Educational  Assistance  Authority,  5.00%  due
          12/1/2018                                                                 AA/Aa2       3,000,000     3,286,650
          New  Jersey  Higher  Educational  Assistance  Authority,  5.25%  due
          12/1/2019                                                                 AA/Aa2       5,000,000     5,556,000
          New Jersey State Transit Corp.  COP,  5.25% due 9/15/2013  (Insured:
          AMBAC)                                                                    A/Aa3        6,000,000     6,635,220
          New Jersey State Transit Corp.  COP,  5.50% due 9/15/2013  (Insured:
          AMBAC)                                                                    A/Aa3        7,650,000     8,457,687
        New Mexico -- 0.50%
          Albuquerque Airport, 5.50% due 7/1/2013                                    A/A1        1,820,000     2,002,237
          Gallup PCR, 5.00% due 8/15/2016 (Insured: AMBAC)                          A/Baa1       2,300,000     2,438,322
          Los Alamos County Gross Receipts Tax, 5.50% due 6/1/2017                 AA+/Aa3       2,365,000     2,795,406
          Los Alamos County Gross Receipts Tax, 5.50% due 6/1/2018                 AA+/Aa3       2,205,000     2,624,854
          New Mexico Highway  Commission  Tax,  5.00% due 6/15/2011  (Insured:
          AMBAC) (ETM)                                                             AAA/Aa1       4,865,000     5,086,066
          Santa Fe Gross Receipts Tax, 5.00% due 6/1/2011                          AA+/Aa3       1,750,000     1,818,600
        New York -- 6.72%
          Amherst  Development  Corp.,  5.00% due 10/1/2015  (Student Housing;
          Insured: AGM)                                                            AAA/Aa3       1,535,000     1,719,292
          Erie  County  Individual  Development  Agency,  5.00%  due  5/1/2011
          (Buffalo School District; Insured: AGM)                                  AAA/Aa3       8,750,000     9,076,112
          Erie  County  Individual  Development  Agency,  5.00%  due  5/1/2015
          (Buffalo School District)                                                AA-/Aa3       3,000,000     3,401,550
          Erie  County  Individual  Development  Agency,  5.00%  due  5/1/2016
          (Buffalo School District)                                                AA-/Aa3       9,145,000    10,395,030
          Erie  County  Individual  Development  Agency,  5.00%  due  5/1/2017
          (Buffalo School District)                                                AA-/Aa3       7,265,000     8,277,596
          Erie  County  Individual  Development  Agency,  5.00%  due  5/1/2018
          (Buffalo School District)                                                AA-/Aa3       5,000,000     5,710,000
          Monroe County IDA,  5.375% due 6/1/2017  (St.  John Fisher  College;
          Insured: Radian)                                                          NR/NR        3,910,000     3,943,470
          Nassau County Industrial  Development Agency, 5.25% due 3/1/2018 (NY
          Institute of Technology)                                                BBB+/Baa2      1,260,000     1,357,978
          Nassau County Industrial  Development Agency, 5.25% due 3/1/2020 (NY
          Institute of Technology)                                                BBB+/Baa2      1,480,000     1,574,158
          New York City GO, 3.00% due 8/1/2011                                      AA/Aa2      17,400,000    17,883,024
          New York City GO,  0.16%  due  11/1/2026  put  7/1/2010  (Insured:
          AGM/SPA: Dexia ) (daily demand notes)                                    AAA/Aa2       5,100,000     5,100,000
          New York City GO,  0.16% due  4/1/2035  put  7/1/2010  (SPA:  Dexia)
          (daily demand notes)                                                      AA/Aa2       1,300,000     1,300,000
          New York City  Health &  Hospital  Corp.  GO of  Corp.,  5.00%  due
          2/15/2013                                                                 A+/Aa3       2,755,000     2,976,888
          New York City IDA, 5.25% due 6/1/2011  (Lycee  Francais de New York;
          Insured: ACA)                                                            BBB/Baa1      2,215,000     2,294,120
          New York City IDA, 5.25% due 6/1/2012  (Lycee  Francais de New York;
          Insured: ACA)                                                            BBB/Baa1      2,330,000     2,489,535
          New  York  City  Municipal  Water  Finance   Authority,   0.17%  due
          6/15/2033 put 7/1/2010 (SPA: Dexia) (daily demand notes)                 AAA/Aa2      10,000,000    10,000,000
          New York  City  Municipal  Water  Financing  Authority,  5.375%  due
          6/15/2017                                                                AAA/Aa1       5,000,000     5,423,550
          New York City Transitional Finance Authority, 5.00% due 11/1/2012        AAA/Aaa       5,000,000     5,496,400
          New York City Transitional Finance Authority, 5.00% due 11/1/2014        AAA/Aaa       2,000,000     2,295,400
          New York City Transitional  Finance  Authority,  5.00% due 1/15/2018
          (State Aid Withholding)                                                  AA-/Aa3       4,865,000     5,480,568
          New York Dormitory Authority,  5.25% due 5/15/2017 (Court Facilities
          Lease; Insured: AMBAC                                                    AA-/Aa3       3,585,000     4,062,486
          New York  Liberty   Development  Corp.,  0.50%  due  12/1/2049  put
          1/18/2011 (World Trade Center)                                           A-1+/Aaa     25,000,000    25,007,250
          New York State  Dormitory  Authority,  5.00% due  8/15/2010  (Mental
          Health Services; Insured: Natl-Re)                                       AA-/Aa3       1,600,000     1,609,328
          New York State  Dormitory  Authority,  5.50% due 7/1/2012  (Winthrop
          South Nassau University)                                                 NR/Baa1       1,820,000     1,937,044
          New York   State   Dormitory   Authority,   5.00%   due   11/1/2012
          pre-refunded 11/1/2010 (Insured: SONYMA)                                  NR/Aa1         605,000       614,335
          New York State Dormitory  Authority,  5.00% due 11/1/2012  (Insured:
          SONYMA)                                                                   NR/Aa1       1,395,000     1,412,982
          New York State  Dormitory  Authority,  5.50% due 7/1/2013  (Winthrop
          South Nassau University)                                                 NR/Baa1       1,500,000     1,619,010
          New York   State   Dormitory   Authority,   5.25%   due   8/15/2013
          (Presbyterian Hospital; Insured: AGM/FHA)                                AAA/Aa3       3,650,000     4,063,435
          New York   State   Dormitory   Authority,   5.00%   due   11/1/2013
          pre-refunded 11/1/2010 (Insured: SONYMA)                                  NR/Aa1       1,495,000     1,518,068
          New York State Dormitory  Authority,  5.00% due 11/1/2013  (Insured:
          SONYMA)                                                                   NR/Aa1       3,105,000     3,144,092
          New York State  Dormitory  Authority,  3.00% due  8/15/2014  (Mental
          Health Services)                                                          AA-/NR       2,640,000     2,747,606
          New York   State   Dormitory   Authority,   5.00%   due   11/1/2014
          pre-refunded 11/1/2010 (Insured: SONYMA)                                  NR/Aa1         490,000       497,561
          New York State Dormitory  Authority,  5.00% due 11/1/2014  (Insured:
          SONYMA)                                                                   NR/Aa1       1,010,000     1,022,362
          New York State  Dormitory  Authority,  5.25% due 8/15/2015 (New York
          Presbyterian Hospital; Insured: AGM/FHA)                                 AAA/Aa3       4,950,000     5,414,557
          New York State  Dormitory  Authority,  5.50% due 7/1/2016  (Brooklyn
          Law School; Insured: Radian)                                            BBB+/Baa1      1,220,000     1,290,406
          New York State  Dormitory  Authority,  5.50% due  2/15/2017  (Mental
          Health Services)                                                          AA-/NR       5,000,000     5,742,850
          New York State  Dormitory  Authority,  5.50% due 7/1/2017  (Brooklyn
          Law School; Insured: Radian)                                            BBB+/Baa1      2,500,000     2,624,600
          New York State  Dormitory  Authority,  5.50% due  10/1/2017  (School
          Districts Financing; Insured: Natl-Re; State Aid Withholding)             A+/A2        1,570,000     1,691,188
          New York State  Dormitory  Authority,  5.50% due  2/15/2018  (Mental
          Health Services)                                                          AA-/NR       5,000,000     5,769,900
          New York  State  Dormitory  Authority,  5.25%  due  11/15/2026  put
          5/15/2012 (Insured: AMBAC)                                               AA-/Aa3       4,000,000     4,301,440
          New York  State  Thruway  Authority  Service  Contract,  5.50%  due
          4/1/2013 (Local Highway & Bridge; Insured: Syncora)                      AA-/Aa3       1,000,000     1,079,770
          Port Authority  148th,  5.00% due  8/15/2017  (Insured:  AGM; GO of
          Authority)                                                               AAA/Aa2       4,725,000     5,531,463
          Rockland County GO, 1.50% due 3/9/2011                                   NR/Mig1      17,500,000    17,569,125
          Suffolk County  Industrial  Development  Agency Civic Facilities GO,
          5.25% due 3/1/2019 (NY Institute of Technology)                         BBB+/Baa2      1,400,000     1,457,862
          Tobacco Settlement Financing Corp. Asset Backed, 5.00% due 6/1/2011       AA-/NR       1,695,000     1,761,190
          Tobacco Settlement Financing Corp. Asset Backed, 5.25% due 6/1/2013      AA-/Aa3       1,145,000     1,148,733
          Tobacco Settlement  Financing Corp. Asset Backed, 5.25% due 6/1/2013
          (Insured: Syncora)                                                       AA-/Aa3         715,000       717,331
          Tobacco Settlement Financing Corp. Asset Backed, 5.50% due 6/1/2015      AA-/Aa3       3,000,000     3,010,620
          United Nations Development Corp., 5.00% due 7/1/2016                      NR/A1        3,400,000     3,838,702
          United Nations Development Corp., 5.00% due 7/1/2017                      NR/A1        3,000,000     3,387,540
          United Nations Development Corp., 5.00% due 7/1/2019                      NR/A1        4,000,000     4,530,920
        North Carolina -- 1.71%
          Charlotte Mecklenberg Hospital Authority Health Care Systems,  5.00%
          due 1/15/2016 (Carolinas Health Network)                                 AA-/Aa3       3,420,000     3,757,622
          Charlotte Mecklenberg Hospital Authority Health Care Systems,  5.00%
          due 1/15/2017 (Carolinas Health Network)                                 AA-/Aa3       2,000,000     2,209,700
          Mecklenburg County COP, 5.00% due 2/1/2011                               AA+/Aa1       1,000,000     1,026,780
          North Carolina Eastern Municipal Power Agency, 5.375% due 1/1/2011       A-/Baa1       3,000,000     3,068,730
          North Carolina Eastern Municipal Power Agency, 5.25% due 1/1/2012        A-/Baa1         650,000       689,696
          North Carolina Eastern Municipal Power Agency, 5.50% due 1/1/2012        A-/Baa1       1,100,000     1,170,235
          North Carolina Eastern Municipal Power Agency, 5.25% due 1/1/2013        A-/Baa1       1,055,000     1,149,918
          North Carolina  Eastern  Municipal Power Agency,  7.00% due 1/1/2013
          (Insured: Natl-Re/IBC)                                                    A/Baa1       2,990,000     3,219,154
          North Carolina  Eastern  Municipal Power Agency,  5.00% due 1/1/2016
          (Insured: AMBAC)                                                          A-/NR        1,700,000     1,874,012
          North Carolina  Eastern  Municipal Power Agency,  6.00% due 1/1/2018
          (Insured: AMBAC)                                                         NR/Baa1       7,500,000     8,706,375
          North Carolina  Eastern  Municipal Power Agency,  6.00% due 1/1/2018
          (Insured: BHAC/AMBAC)                                                    AA+/Aa1       5,700,000     6,782,202
          North Carolina  Eastern  Municipal Power Agency,  5.25% due 1/1/2019
          (Insured: AGM)                                                           AAA/Aa3       3,000,000     3,322,920
          North Carolina  Infrastructure Finance Corp. COP, 5.00% due 2/1/2017
          (Correctional Facilities)                                                AA+/Aa1       2,400,000     2,603,496
          North Carolina  Medical Care  Commission,  5.00% due 9/1/2013 (Rowan
          Regional Medical Center; Insured: AGM/FHA 242)                           AAA/Aa3       1,000,000     1,081,280
          North Carolina  Municipal Power Agency,  5.50% due 1/1/2013 (Catawba
          Electric)                                                                  A/A2          800,000       890,656
          North Carolina  Municipal Power Agency,  5.50% due 1/1/2013 (Catawba
          Electric)                                                                  A/A2        1,705,000     1,876,779
          North Carolina  Municipal Power Agency,  5.25% due 1/1/2017 (Catawba
          Electric)                                                                  A/A2        3,000,000     3,413,190
          North Carolina  State  Infrastructure  Finance Corp.  COP, 5.00% due
          2/1/2016 (Correctional Facilities)                                       AA+/Aa1       5,000,000     5,477,600
          University  of  North  Carolina  Systems  Pool  Revenue,  5.00%  due
          4/1/2012 (Insured: AMBAC)                                                 NR/NR        1,030,000     1,098,876
          Wake County GO, 5.00% due 3/1/2011                                       AAA/Aaa       4,000,000     4,125,960
        North Dakota -- 0.08%
          Ward County  Health Care  Facilities,  5.00% due  7/1/2011  (Trinity
          Obligated Group)                                                         BBB+/NR       1,000,000     1,018,820
          Ward County  Health Care  Facilities,  5.00% due  7/1/2013  (Trinity
          Obligated Group)                                                         BBB+/NR       1,560,000     1,611,761
        Ohio -- 2.16%
          Akron COP, 5.00% due 12/1/2013 (Insured: AGM)                             AAA/NR       3,000,000     3,369,600
          Akron COP, 5.00% due 12/1/2014 (Insured: AGM)                             AAA/NR       2,000,000     2,278,540
          Allen  County  Hospital  Facilities,  5.00% due  9/1/2015  (Catholic
          Healthcare Partners)                                                      AA-/A1      10,000,000    10,982,400
          Allen  County  Hospital  Facilities,  5.00% due  9/1/2016  (Catholic
          Healthcare Partners)                                                      AA-/A1      10,000,000    10,935,600
          American Municipal Power, 5.25% due 2/15/2018 (Hydroelectric)              A/A2        5,500,000     6,136,295
          American Municipal Power, 5.25% due 2/15/2019 (Hydroelectric)              A/A2        5,015,000     5,581,545
          Greater Cleveland  Regional  Transportation  Authority GO, 5.00% due
          12/1/2015 (Insured: Natl-Re)                                              NR/Aa2       1,000,000     1,130,010
          Hudson City GO, 6.35% due 12/1/2011  pre-refunded 12/1/2010 (Library
          Improvement)                                                              NR/Aaa         960,000     1,003,459
          Montgomery   County,    6.00%   due   12/1/2010   (Catholic   Health
          Initiatives)                                                              AA/Aa2       1,530,000     1,552,506
          Montgomery  County,  5.25% due  10/1/2038  put  11/1/2013  (Catholic
          Health Initiatives)                                                       AA/Aa2       2,500,000     2,762,075
          Montgomery  County,  4.10% due  10/1/2041 put  11/10/2011  (Catholic
          Health Initiatives)                                                      AAA/Aa2       2,500,000     2,590,475
          Ohio State Air Quality  Development  Authority,  5.625% due 6/1/2018
          (First Energy Nuclear)                                                  BBB-/Baa1      5,000,000     5,423,750
          Ohio State Air Quality  Development  Authority,  5.75% due  6/1/2033
          put 6/1/2016 (First Energy)                                             BBB-/Baa2      2,500,000     2,735,100
          Ohio State Air Quality Development  Authority,  3.875% due 12/1/2038
          put 6/1/2014 (Columbus Southern Power Co.)                                BBB/A3       4,800,000     4,955,376
          Ohio State GO, 4.00% due 10/1/2014 put 6/1/2014                          AA-/Aa3       2,075,000     2,273,536
          Ohio State  Higher  Educational  Facilities,  5.05% due 7/1/2037 put
          7/1/2016 (Kenyon College)                                                 A+/A1        3,375,000     3,686,580
          Ohio State Water Development  Authority PCR, 5.875% due 6/1/2033 put
          6/1/2016 (FirstEnergy Nuclear)                                          BBB-/Baa1      5,000,000     5,462,900
        Oklahoma -- 2.27%
          Cleveland County ISD, 3.00% due 3/1/2012                                  NR/Aa2       4,040,000     4,191,177
          Cleveland  County Public  Facilities  Authority,  4.00% due 6/1/2013
          (Norman Public Schools)                                                   A+/NR        5,000,000     5,296,300
          Cleveland  County Public  Facilities  Authority,  4.00% due 6/1/2014
          (Norman Public Schools)                                                   A+/NR        5,000,000     5,318,500
          Comanche County  Hospital  Authority,  5.00% due 7/1/2011  (Insured:
          Radian)                                                                  BBB-/NR       1,000,000     1,025,810
          Comanche County  Hospital  Authority,  5.25% due 7/1/2015  (Insured:
          Radian)                                                                  BBB-/NR       1,340,000     1,429,030
          Oklahoma County Finance Authority Educational Facilities,  3.50% due
          3/1/2012 (Putnam City Public Schools)                                      A/NR        3,825,000     3,937,799
          Oklahoma County Finance Authority Educational Facilities,  4.00% due
          3/1/2013 (Putnam City Public Schools)                                      A/NR        2,580,000     2,716,043
          Oklahoma County Finance  Authority  Educational  Facilities,  3.125%
          due 9/1/2013 (Western Heights Public Schools)                             A+/NR        2,525,000     2,589,059
          Oklahoma County Finance Authority Educational Facilities,  4.00% due
          3/1/2014 (Putnam City Public Schools)                                      A/NR        3,380,000     3,573,910
          Oklahoma County Finance Authority Educational Facilities,  5.00% due
          9/1/2016 (Western Heights Public Schools)                                 A+/NR        3,000,000     3,261,480
          Oklahoma County Finance Authority Educational Facilities,  5.00% due
          9/1/2017 (Western Heights Public Schools)                                 A+/NR        4,075,000     4,408,376
          Oklahoma County Finance Authority Educational Facilities,  5.00% due
          9/1/2018 (Western Heights Public Schools)                                 A+/NR        2,120,000     2,280,166
          Oklahoma County ISD, 3.00% due 1/1/2012                                   A+/NR        3,880,000     4,006,682
          Oklahoma County ISD, 3.00% due 1/1/2013                                   A+/NR        3,880,000     4,067,404
          Oklahoma County ISD, 3.00% due 1/1/2014                                   A+/NR        3,880,000     4,077,880
          Oklahoma County ISD, 3.00% due 1/1/2015                                   A+/NR        3,735,000     3,918,090
          Oklahoma DFA, 5.75% due 6/1/2011  pre-refunded  12/1/2010  (Integris
          Health; Insured: AMBAC)                                                   NR/Aa3         740,000       764,346
          Oklahoma  DFA  Health  Facilities,  5.00%  due  8/15/2017  (Integris
          Health)                                                                  AA-/Aa3       4,375,000     4,773,956
          Oklahoma DFA Health Systems,  5.25% due 12/1/2011  (Duncan  Regional
          Hospital)                                                                  A/NR        1,215,000     1,279,747
          Oklahoma DFA Health Systems,  5.25% due 12/1/2012  (Duncan  Regional
          Hospital)                                                                  A/NR        1,330,000     1,436,693
          Oklahoma Municipal Power Authority, 5.00% due 1/1/2013                     A/A2        3,745,000     4,099,689
          Oklahoma  Municipal Power  Authority,  5.00% due 1/1/2014  (Insured:
          AGM)                                                                     AAA/Aa3       4,005,000     4,465,615
          Oklahoma  State Capital  Improvement  Authority,  0.19% due 7/1/2033
          put 7/1/2010 (daily demand notes)                                         AA/A1        1,100,000     1,100,000
          Oklahoma State  Industrial  Authority,  5.00% due 7/1/2016  (Medical
          Research Foundation)                                                      NR/A1        1,165,000     1,266,763
          Oklahoma State  Industrial  Authority,  5.25% due 7/1/2017  (Medical
          Research Foundation)                                                      NR/A1        1,075,000     1,175,577
        Oregon -- 0.37%
          Clackamas  County Oregon  Hospital  Facilities,  5.00% due 7/15/2037
          put 7/15/2014 (Legacy Health Systems)                                     A+/A2        6,000,000     6,423,240
          Clackamas  County Oregon  Hospital  Facilities,  5.00% due 7/15/2039
          put 7/15/2012 (Legacy Health Systems)                                     A+/A2        2,000,000     2,094,900
          Oregon  Facilities  Authority  Revenue,  5.00% due 3/15/2015 (Legacy
          Health)                                                                   A+/A2        1,635,000     1,791,519
          Oregon  Facilities  Authority  Revenue,  5.00% due 3/15/2016 (Legacy
          Health)                                                                   A+/A2        1,000,000     1,086,770
          Oregon State  Department of  Administrative  Services COP, 5.00% due
          11/1/2014 (Insured: Natl-Re/FGIC)                                        AA-/Aa2       1,000,000     1,133,860
        Pennsylvania -- 4.36%
          Adams County IDA, 5.00% due 8/15/2014 (Gettysburg College)                 A/A2        1,000,000     1,117,940
          Adams County IDA, 5.00% due 8/15/2016 (Gettysburg College)                 A/A2        1,250,000     1,399,950
          Adams County IDA, 5.00% due 8/15/2017 (Gettysburg College)                 A/A2        1,340,000     1,500,425
          Adams County IDA, 5.00% due 8/15/2019 (Gettysburg College)                 A/A2        1,765,000     1,970,658
          Allegheny   County  Hospital   Development   Authority,   5.00%  due
          6/15/2017 (UPMC Health Systems)                                           A+/Aa3       3,000,000     3,306,900
          Allegheny   County  Hospital   Development   Authority,   5.00%  due
          5/15/2018 (UPMC Health Systems)                                           A+/Aa3       5,000,000     5,468,900
          Allegheny   County  Hospital   Development   Authority,   5.00%  due
          6/15/2018 (UPMC Health Systems)                                           A+/Aa3       3,000,000     3,284,010
          Allegheny  County  Redevelopment   Authority,   5.10%  due  7/1/2014
          (Pittsburgh Mills)                                                        NR/NR        1,450,000     1,441,416
          Chester County School  Authority,  5.00% due 4/1/2016  (Intermediate
          School; Insured: AMBAC)                                                   A+/NR        1,915,000     2,116,228
          Commonwealth of Pennsylvania, 5.00% due 2/15/2011                         AA/Aa1       5,000,000     5,146,300
          Montgomery County IDA, 5.00% due 8/1/2016  (Regional Medical Center;
          Insured: FHA)                                                             AA/Aa2       1,000,000     1,082,120
          Montgomery County IDA, 5.00% due 2/1/2017  (Regional Medical Center;
          Insured: FHA)                                                             AA/Aa2       1,000,000     1,069,910
          Montgomery County IDA, 5.00% due 2/1/2020  (Regional Medical Center;
          Insured: FHA)                                                             AA/Aa2       1,000,000     1,052,070
          Northampton  County IDA,  5.35% due 7/1/2010  (Moravian Hall Square;
          Insured: Radian)                                                          NR/NR          615,000       615,055
          Pennsylvania   EDA,   3.70%  due  11/1/2021   put  5/1/2015   (Waste
          Management, Inc.)                                                         BBB/NR       7,750,000     7,787,588
          Pennsylvania   EDA,   5.00%  due  12/1/2042  put  6/1/2012   (Exelon
          Generation)                                                               NR/A3        2,550,000     2,696,778
          Pennsylvania  Higher  Educational  Facilities  Authority,  5.00% due
          6/1/2015                                                                 BBB/Baa2      1,200,000     1,253,280
          Pennsylvania  Higher  Educational  Facilities  Authority,  5.00% due
          5/15/2019 (UPMC Health Systems)                                           A+/Aa3       5,600,000     6,062,504
          Pennsylvania  Higher  Educational  Facilities  Authority,  5.00% due
          5/15/2020 (UPMC Health Systems)                                           A+/Aa3       5,100,000     5,486,580
          Pennsylvania Turnpike Commission Revenue, 0.83% due 12/1/2011             A+/Aa3       2,500,000     2,500,000
          Pennsylvania Turnpike Commission Revenue, 0.93% due 12/1/2012             A+/Aa3       2,500,000     2,500,000
          Philadelphia  Authority  for  Industrial   Development,   5.00%  due
          8/1/2020 (Mast Charter School)                                           BBB+/NR       1,000,000     1,005,730
          Philadelphia Gas Works, 5.375% due 7/1/2014 (Insured: AGM)               AAA/Aa3       7,280,000     7,943,354
          Philadelphia Gas Works, 5.00% due 9/1/2014 (Insured: AGM)                AAA/Aa3       3,000,000     3,238,290
          Philadelphia Gas Works, 5.00% due 10/1/2014 (Insured: AMBAC)            BBB-/Baa2      1,825,000     1,941,855
          Philadelphia Gas Works, 5.00% due 9/1/2015 (Insured: AGM)                AAA/Aa3       3,315,000     3,529,646
          Philadelphia Parking Authority Revenue, 5.00% due 9/1/2016                A-/A1        1,500,000     1,654,425
          Philadelphia Parking Authority Revenue, 5.00% due 9/1/2017                A-/A1        1,020,000     1,123,703
          Philadelphia  School  District  GO,  5.00% due  9/1/2012  (State Aid
          Withholding)                                                              A+/Aa2       5,000,000     5,348,750
          Philadelphia  School  District  GO,  5.00% due  9/1/2013  (State Aid
          Withholding)                                                              A+/Aa2       5,000,000     5,448,000
          Philadelphia  School  District  GO,  4.50% due  9/1/2017  (State Aid
          Withholding)                                                              A+/Aa2       2,270,000     2,409,787
          Philadelphia  School  District  GO,  5.00% due  9/1/2019  (State Aid
          Withholding)                                                              A+/Aa2      15,000,000    16,233,300
          Philadelphia  Water  &  Wastewater  Revenue,   5.00%  due  6/15/2013
          (Insured: AGM)                                                           AAA/Aa3       7,020,000     7,753,871
          Philadelphia  Water  &  Wastewater  Revenue,   5.00%  due  6/15/2017
          (Insured: AGM)                                                           AAA/Aa3       5,570,000     6,280,509
          Pittsburgh GO, 5.00% due 9/1/2012 (Insured: Natl-Re)                       A/A1        3,415,000     3,652,684
          Pittsburgh GO, 5.50% due 9/1/2014 (Insured: AMBAC)                        BBB/A1       1,750,000     1,827,630
          Pittsburgh GO, 5.50% due 9/1/2014 (Insured: AMBAC)                        BBB/A1       1,710,000     1,833,496
          Pittsburgh GO, 5.25% due 9/1/2016 (Insured: AGM)                         AAA/Aa3       3,000,000     3,331,080
          Pittsburgh GO, 5.25% due 9/1/2018 (Insured: AGM)                         AAA/Aa3       3,240,000     3,525,217
          Pittsburgh School District GO, 3.00% due 9/1/2011 (Insured: AGM)         AAA/Aa3       1,425,000     1,463,147
          Pittsburgh School District GO, 3.00% due 9/1/2012 (Insured: AGM)         AAA/Aa3       1,670,000     1,743,914
          Pittsburgh School District GO, 3.00% due 9/1/2013 (Insured: AGM)         AAA/Aa3       2,100,000     2,208,864
          Pittsburgh Water & Sewer Authority Revenue,  2.625% due 9/1/2035 put
          9/1/2012 (Insured: AGM)                                                   AAA/NR       2,000,000     2,011,660
          Sayre HFA,  5.25% due  7/1/2011  (Latrobe  Area  Hospital;  Insured:
          AMBAC) (ETM)                                                              NR/NR        1,400,000     1,467,592
          Sayre HFA,  5.25% due  7/1/2012  (Latrobe  Area  Hospital;  Insured:
          AMBAC) (ETM)                                                              NR/NR        1,000,000     1,090,330
        Rhode Island -- 0.42%
          East Greenwich GO, 1.50% due 2/16/2011                                   SP-1+/NR      8,750,000     8,807,488
          Providence GO, 5.50% due 1/15/2012 (Insured: Natl-Re/FGIC)                 A/A1        1,880,000     2,010,077
          Rhode  Island  COP,  5.00% due  10/1/2014  (Providence  Plantations;
          Insured Natl-Re)                                                         AA-/Aa3       1,000,000     1,117,020
          Rhode Island State Economic  Development  Corp.,  5.75% due 7/1/2010
          (Providence Place Mall; Insured: Radian)                                  NR/NR          635,000       635,000
          Rhode  Island  State Health & Education  Building  Corp.,  5.25% due
          7/1/2014 (Memorial Hospital; LOC: Fleet Bank)                             NR/NR        1,565,000     1,683,580
        South Carolina -- 1.39%
          Georgetown  County  Environmental  Improvement,  5.70% due  4/1/2014
          (International Paper Co.)                                                BBB/Baa3      7,975,000     8,598,486
          Greenville  County School  District,  5.25% due 12/1/2015  (Building
          Equity Sooner Tomorrow)                                                   AA/Aa2       1,000,000     1,096,770
          Greenville  County School  District,  5.50% due 12/1/2016  (Building
          Equity Sooner Tomorrow)                                                   AA/Aa2       3,500,000     4,044,285
          Greenwood  County  Hospital  Facilities,  5.00% due 10/1/2013  (Self
          Regional Healthcare; Insured: AGM)                                       AAA/Aa3       2,000,000     2,182,700
          Greenwood  Fifty  Facilities  School  District,  5.00% due 12/1/2015
          (Insured: AGM)                                                           AAA/Aa3       1,000,000     1,122,130
          Greenwood  Fifty  Facilities  School  District,  5.00% due 12/1/2016
          (Insured: AGM)                                                           AAA/Aa3       1,000,000     1,117,640
          South  Carolina Jobs Economic  Development  Carealliance,  5.00% due
          8/15/2014                                                                AAA/Aa3       4,000,000     4,397,760
          South  Carolina Jobs Economic  Development  Carealliance,  5.00% due
          8/15/2015                                                                AAA/Aa3       3,000,000     3,312,660
          York County PCR, 0.875% due 9/15/2024 (North Carolina Electric)            A/A2       11,000,000    10,985,700
          York County PCR, 0.875% due 9/15/2024 (North Carolina Electric)            A/A2        9,900,000     9,887,130
        South Dakota -- 0.11%
          South Dakota State Health & Educational Facilities Authority,  5.50%
          due 9/1/2011 (Rapid City Regional Hospital; Insured: Natl-Re)              A/A1        1,100,000     1,150,138
          South Dakota State Health & Educational Facilities Authority,  6.00%
          due 11/1/2014 (Sioux Valley Hospital & Health Systems)                    AA-/A1       1,015,000     1,076,864
          South Dakota State Health & Educational Facilities Authority,  5.00%
          due 11/1/2015 (Sanford Health)                                            AA-/A1       1,310,000     1,439,808
        Tennessee -- 0.99%
          Clarksville Natural Gas Acquisition Corp., 5.00% due 12/15/2014           NR/A2        2,600,000     2,743,052
          Clarksville Natural Gas Acquisition Corp., 5.00% due 12/15/2015           NR/A2        3,500,000     3,658,165
          Knox County Health,  Educational,  & Housing  Facilities,  0.25% due
          1/1/2046 put 7/1/2010 (Covenant Health;  Insured:  Assured Guaranty,
          SPA: Suntrust Bank) (daily demand notes)                                 AAA/Aa3       1,400,000     1,400,000
          Tennessee Energy Acquisition Corp., 5.00% due 9/1/2015                   BB+/Ba3       3,000,000     3,069,690
          Tennessee Energy Acquisition Corp., 5.00% due 2/1/2017                    A/Baa1       5,000,000     5,120,050
          Tennessee Energy Acquisition Corp., 5.25% due 9/1/2017                   BB+/Ba3      11,000,000    11,123,530
          Tennessee Energy Acquisition Corp., 5.25% due 9/1/2018                   BB+/Ba3       5,000,000     5,054,900
          Tennessee Energy Acquisition Corp., 5.25% due 9/1/2020                   BB+/Ba3       1,190,000     1,189,262
        Texas -- 9.53%
          Amarillo Health Facilities Corp.,  5.50% due 1/1/2011 (St. Anthony's
          Hospital Corp.; Insured: AGM)                                             NR/Aa3       1,350,000     1,371,816
          Amarillo Health  Facilities  Corp.,  5.50% due 1/1/2015 (Baptist St.
          Anthony's Hospital Corp.; Insured: AGM)                                   NR/Aa3       1,065,000     1,118,143
          Austin  Community  College  Public   Facilities  Corp.,   5.25%  due
          8/1/2017 (Round Rock Campus)                                             AA+/Aa2       1,500,000     1,727,190
          Austin Electrical Utilities Systems,  5.50% due 11/15/2013 (Insured:
          AMBAC)                                                                    A+/A1        1,000,000     1,132,020
          Austin Water & Wastewater, 5.00% due 5/15/2014 (Insured: AMBAC)           AA/Aa2       2,890,000     3,280,208
          Austin Water & Wastewater, 5.00% due 5/15/2015 (Insured: AMBAC)           AA/Aa2       1,520,000     1,743,258
          Bexar County Housing Finance Corp.  Multi Family Housing,  5.00% due
          1/1/2011 (American Opportunity Housing; Insured: Natl-Re)                NR/Baa1         630,000       629,842
          Brazos River  Authority,  4.90% due 10/1/2015  (Center Point Energy;
          Insured: Natl-Re)                                                         A/Baa1       2,315,000     2,381,950
          Bryan Electrical Systems, 4.00% due 7/1/2014                              A+/A1        1,300,000     1,410,760
          Bryan Electrical Systems, 4.00% due 7/1/2014                              A+/A1        1,000,000     1,027,370
          Bryan Electrical Systems, 4.00% due 7/1/2015                              A+/A1        1,110,000     1,138,138
          Bryan Electrical Systems, 5.00% due 7/1/2015                              A+/A1        1,150,000     1,295,705
          Bryan Electrical Systems, 5.00% due 7/1/2016                              A+/A1        1,500,000     1,599,360
          Bryan Electrical Systems, 5.00% due 7/1/2017                              A+/A1        3,205,000     3,399,031
          Bryan Electrical Systems, 5.00% due 7/1/2019                              A+/A1        8,000,000     8,817,840
          Clint ISD GO, 5.50% due 2/15/2011 (Guaranty: PSF)                        AAA/Aaa       1,700,000     1,754,927
          Clint ISD GO, 5.50% due 2/15/2012 (Guaranty: PSF)                         AAA/NR       1,155,000     1,190,066
          Collin County Limited Tax Improvement GO, 5.00% due 2/15/2016            AAA/Aaa       1,465,000     1,703,619
          Corpus Christi Business & Job Development  Corp., 5.00% due 9/1/2012
          (Arena Project; Insured: AMBAC)                                            A/A2        1,025,000     1,098,995
          Dallas Convention Center Hotel Development Corp., 0% due 1/1/2018         A+/A1        5,240,000     3,695,196
          Dallas  Convention  Center  Hotel  Development   Corp.,   5.00%  due
          1/1/2019                                                                  A+/A1        5,200,000     5,634,044
          Dallas  County  Texas  Utility  &  Reclamation  District,  5.00% due
          2/15/2017 (Insured: AMBAC)                                               BBB+/A3       1,160,000     1,240,736
          Dallas  County  Texas  Utility  &  Reclamation  District,  5.00% due
          2/15/2017 (Insured: AMBAC)                                               BBB+/A3       1,260,000     1,347,696
          Dallas  County  Texas  Utility  &  Reclamation  District,  5.00% due
          2/15/2018 (Insured: AMBAC)                                               BBB+/A3       1,935,000     2,044,831
          Dallas  County  Texas  Utility  &  Reclamation  District,  5.00% due
          2/15/2018 (Insured: AMBAC)                                               BBB+/A3       2,035,000     2,150,507
          Dallas  County  Texas  Utility  &  Reclamation  District,  5.00% due
          2/15/2019 (Insured: AMBAC)                                               BBB+/A3       2,175,000     2,275,246
          Dallas Fort Worth International Airport, 4.00% due 11/1/2012              A+/A1        1,000,000     1,064,300
          Dallas Fort Worth International Airport, 5.00% due 11/1/2013              A+/A1        1,175,000     1,307,211
          Dallas Fort Worth International Airport, 5.00% due 11/1/2014              A+/A1        1,300,000     1,462,786
          Dallas Fort Worth International Airport, 5.00% due 11/1/2015              A+/A1        3,370,000     3,787,947
          Denton GO, 2.00% due 2/15/2012                                            AA/Aa2       3,115,000     3,177,923
          Denton GO, 3.00% due 2/15/2014                                            AA/Aa2       3,325,000     3,504,882
          Denton GO, 4.00% due 2/15/2015                                            AA/Aa2       3,445,000     3,773,102
          Denton GO, 4.00% due 2/15/2016                                            AA/Aa2       3,535,000     3,862,023
          Denton GO, 5.00% due 2/15/2017                                            AA/Aa2       3,675,000     4,226,103
          Denton GO, 5.00% due 2/15/2018                                            AA/Aa2       3,825,000     4,410,684
          Denton GO, 5.00% due 2/15/2019                                            AA/Aa2       3,990,000     4,598,236
          Denton GO, 5.00% due 2/15/2020                                            AA/Aa2       4,195,000     4,764,471
          Duncanville ISD GO, 0% due 2/15/2011 (Guaranty: PSF)                     AAA/Aaa       4,945,000     4,925,912
          Duncanville ISD GO, 0% due 2/15/2012 (Guaranty: PSF)                     AAA/Aaa       1,245,000     1,227,060
          Fort  Worth  Water & Sewer,  5.25% due  2/15/2011  (Tarrant & Denton
          County)                                                                   AA/Aa1       1,390,000     1,432,075
          Harris  County  Educational  Facilities  Finance  Corp.,  5.00%  due
          11/15/2015 (Teco Project)                                                 AA/Aa3       1,450,000     1,632,700
          Harris  County  Educational  Facilities  Finance  Corp.,  5.00%  due
          11/15/2018 (Teco Project)                                                 AA/Aa3       1,365,000     1,543,992
          Harris  County  Educational  Facilities  Finance  Corp.,  5.00%  due
          11/15/2019 (Teco Project)                                                 AA/Aa3       1,000,000     1,127,320
          Harris County Health Facilities  Development Corp.  Thermal Utility,
          5.00% due 11/15/2015 (Teco Project; Insured: Natl-Re)                     AA/Aa3       1,500,000     1,603,470
          Harris County Hospital  District,  5.75% due 2/15/2011  pre-refunded
          8/15/2010 (Insured: Natl-Re)                                               A/NR       10,000,000    10,067,000
          Harris County  Hospital  District  Senior Lien,  5.00% due 2/15/2014
          (Insured: Natl-Re)                                                         A/A1        1,275,000     1,390,974
          Harris County  Hospital  District  Senior Lien,  5.00% due 2/15/2017
          (Insured: Natl-Re)                                                         A/A1        1,500,000     1,634,835
          Harris  County  Sports  Authority  Senior  Lien,  0% due  11/15/2010
          (Insured: Natl-Re)                                                        A/Baa1       3,260,000     3,208,753
          Houston Airport Systems Revenue, 5.00% due 7/1/2015                      AA-/Aa3       2,600,000     2,950,480
          Houston Airport Systems Revenue, 5.00% due 7/1/2017                      AA-/Aa3       1,600,000     1,821,888
          Houston Airport Systems Revenue, 5.00% due 7/1/2018                      AA-/Aa3       1,000,000     1,140,590
          Houston Airport Systems Revenue, 5.00% due 7/1/2019                      AA-/Aa3       1,500,000     1,688,175
          Houston  Independent  School District,  5.00% due 2/15/2014 (Limited
          Tax Schoolhouse)                                                         AA+/Aaa       2,000,000     2,262,540
          Houston  Independent  School District,  5.00% due 2/15/2015 (Limited
          Tax Schoolhouse)                                                         AA+/Aaa       2,450,000     2,814,584
          Houston ISD Public West Side, 0% due 9/15/2014 (Insured: AMBAC)           AA/Aa2       6,190,000     5,686,567
          Houston  Utilities  System Revenue,  5.00% due 11/15/2013  (Insured:
          AGM)                                                                     AAA/Aa2       3,000,000     3,381,750
          Hutto ISD GO, 0% due 8/1/2017 (Guaranty: PSF)                             AAA/NR       2,170,000     1,719,313
          Irving ISD GO, 0% due 2/15/2017 (Guaranty: PSF)                          AAA/Aaa       1,000,000       808,790
          Keller ISD GO, 0% due 8/15/2012 (Guaranty: PSF)                          AAA/Aaa       1,250,000     1,223,675
          Kerrville Health  Facilities  Development  Corp.  Hospital  Revenue,
          5.25% due 8/15/2021 (Sid Peterson Memorial Hospital)                     BBB-/NR       4,000,000     3,904,360
          Laredo GO, 5.00% due 2/15/2018 (Insured: Natl-Re)                        AA-/Aa2       2,000,000     2,218,480
          Laredo  Sports  Venue  Sales  Refunding  &  Improvement,  5.00%  due
          3/15/2012 (Insured: AMBAC)                                                A+/A1        1,660,000     1,767,751
          Laredo  Sports  Venue  Sales  Refunding  &  Improvement,  5.00%  due
          3/15/2013 (Insured: AMBAC)                                                A+/A1        1,745,000     1,896,257
          Laredo  Sports  Venue  Sales  Refunding  &  Improvement,  5.00%  due
          3/15/2014 (Insured: AMBAC)                                                A+/A1        1,835,000     2,024,537
          Laredo  Sports  Venue  Sales  Refunding  &  Improvement,  5.00%  due
          3/15/2015 (Insured: AMBAC)                                                A+/A1        1,930,000     2,138,459
          Lower  Colorado  River  Authority,  5.875% due  5/15/2016  (Insured:
          BHAC/FSA)                                                                AAA/Aa1       2,210,000     2,218,553
          Mesquite ISD GO, 0% due 8/15/2011  pre-refunded 8/15/2010 (Guaranty:
          PSF)                                                                      AAA/NR       1,865,000     1,771,657
          Mesquite ISD GO, 0% due 8/15/2011 (Guaranty: PSF)                         AAA/NR       1,200,000     1,139,532
          Midtown  Redevelopment  Authority,   6.00%  due  1/1/2011  (Insured:
          Radian)                                                                   A-/A3          740,000       755,562
          Mission  Economic   Development   Corp.,  3.75%  due  12/1/2018  put
          5/1/2015 (Waste Management, Inc.)                                         BBB/NR       8,500,000     8,515,385
          North  Central  Health  Facility  Development,  5.00% due  5/15/2017
          (Baylor Health Care System)                                              AA-/Aa2       5,000,000     5,004,850
          North East ISD GO, 5.00% due 8/1/2016 (Guaranty: PFS)                    AAA/Aaa       2,000,000     2,335,060
          North Texas Tollway Authority, 5.50% due 1/1/2038 put 1/1/2011            A-/A2       19,500,000    19,927,050
          North Texas Tollway Authority, 5.00% due 1/1/2043 put 1/1/2011            A-/A2        2,140,000     2,181,516
          North Texas University Revenue, 5.00% due 4/15/2014                       NR/Aa2       1,250,000     1,415,987
          North Texas University Revenue, 5.00% due 4/15/2016                       NR/Aa2       2,250,000     2,587,320
          Northside  ISD GO, 1.75% due 6/1/2037 put 6/1/2013  (Various  School
          Buildings; Guaranty: PSF)                                                AAA/Aaa      20,000,000    20,000,800
          Northside ISD GO, 1.50% due 8/1/2040 put 8/1/2012 (Guaranty: PSF)        AAA/Aaa       4,000,000     4,009,080
          Red River  Authority  PCR, 5.20% due 7/1/2011  (Southwestern  Public
          Service; Insured: AMBAC)                                                 A-/Baa1       7,780,000     7,799,917
          Richardson   Refunding  &   Improvement   GO,  5.00%  due  2/15/2014
          (Insured: Natl-Re)                                                       AAA/Aaa       3,000,000     3,380,160
          Sam Rayburn Municipal Power Agency, 5.50% due 10/1/2012                  BBB/Baa2      6,000,000     6,425,760
          Sam Rayburn Municipal Power Agency, 6.00% due 10/1/2021                  NR/Baa2       8,300,000     8,506,006
          Tarrant County Cultural Educational Facilities,  5.00% due 8/15/2016
          (Scott & White Memorial Hospital)                                          A/A1        2,280,000     2,478,246
          Tarrant County Cultural Educational Facilities,  5.00% due 8/15/2017
          (Scott & White Memorial Hospital)                                          A/A1        2,000,000     2,153,660
          Tarrant  County  Health  Facilities  Development  Corp.,  6.10%  due
          11/15/2011   pre-refunded   11/15/2010   (Adventist/Sunbelt   Health
          System)                                                                   NR/A1          730,000       752,805
          Texas Municipal Power Agency, 0% due 9/1/2013 (Insured: Natl-Re)          A+/A2        1,000,000       939,350
          Texas Municipal Power Agency, 5.00% due 9/1/2017 (Insured: AGM)          AAA/Aa3      10,000,000    11,466,600
          Texas State Public Finance Authority,  5.00% due 10/15/2014 (Stephen
          F. Austin University; Insured: Natl-Re)                                   NR/A1        1,305,000     1,471,283
          Texas State Public Finance Authority,  5.00% due 10/15/2015 (Stephen
          F. Austin University; Insured: Natl-Re)                                   NR/A1        1,450,000     1,638,485
          Texas Tax & Revenue, 2.50% due 8/31/2010                                SP-1+/Mig1    20,000,000    20,075,800
          Uptown  Development  Authority,  5.00% due 9/1/2015  (Infrastructure
          Improvements)                                                            BBB+/NR       1,370,000     1,476,422
          Uptown  Development  Authority,  5.00% due 9/1/2017  (Infrastructure
          Improvements)                                                            BBB+/NR       1,580,000     1,647,529
          Uptown  Development  Authority,  5.00% due 9/1/2018  (Infrastructure
          Improvements)                                                            BBB+/NR       1,870,000     1,931,916
          Uptown  Development  Authority,  5.00% due 9/1/2019  (Infrastructure
          Improvements)                                                            BBB+/NR       1,945,000     1,990,844
          Washington County Health  Facilities  Development  Corp.,  5.75% due
          6/1/2019 (Trinity Medical Center; Insured: ACA)                           NR/NR        3,840,000     3,711,283
          Weslaco GO Waterworks & Sewer System,  5.25% due 2/15/2019 (Insured:
          Natl-Re)                                                                   A/A2        2,835,000     3,161,989
          West Harris County  Regional Water,  5.25% due 12/15/2012  (Insured:
          AGM)                                                                     AAA/Aa3       2,435,000     2,666,836
        U.S. Virgin Islands -- 0.37%
          Virgin  Islands  Public  Finance  Authority,   6.75%  due  10/1/2019
          (Matching Fund Loan Diageo Project)                                      BBB/Baa3      7,690,000     8,700,773
          Virgin Islands Water & Power Authority, 4.75% due 7/1/2015              BBB-/Baa2      1,000,000     1,070,700
          Virgin Islands Water & Power Authority, 4.75% due 7/1/2016              BBB-/Baa2      1,225,000     1,305,887
          Virgin Islands Water & Power Authority, 4.75% due 7/1/2017              BBB-/Baa2      1,300,000     1,383,538
        Utah -- 0.82%
          Intermountain Power Agency Supply, 5.00% due 7/1/2012 (ETM)               NR/NR        4,355,000     4,370,373
          Intermountain Power Agency Supply, 5.00% due 7/1/2012                     A+/A1       15,000,000    16,196,100
          Intermountain Power Agency Supply, 5.00% due 7/1/2013                     A+/A1        5,000,000     5,544,800
          Nebo School District GO, 2.50% due 7/1/2012                              AAA/Aaa       1,510,000     1,567,033
        Virginia -- 0.27%
          Alexandria   IDA,  5.75%  due  10/1/2010   (Institute  for  Defense;
          Insured: AMBAC) (ETM)                                                     NR/NR        1,195,000     1,211,599
          Louisa  IDA  PCR,  5.00%  due  11/1/2035  put  12/1/2011   (Virginia
          Electric & Power Company)                                                 A-/NR        3,000,000     3,147,960
          Norton  IDA  Hospital  Improvement,   5.75%  due  12/1/2012  (Norton
          Community Hospital; Insured: ACA)                                         NR/NR        1,460,000     1,494,310
          Suffolk  Redevelopment  Housing  Authority,  4.85% due  7/1/2031 put
          7/1/2011 (Windsor at Potomac; Collateralized: FNMA)                       NR/Aaa       3,000,000     3,107,220
        Washington -- 2.79%
          Energy Northwest Washington  Electric,  5.50% due 7/1/2012 (Insured:
          Natl-Re)                                                                  AA/Aaa       3,000,000     3,289,050
          Energy  Northwest  Washington  Electric,  5.00% due  7/1/2014  (Wind
          Project) (Insured: AMBAC)                                                 A-/Aa3       2,575,000     2,879,700
          Energy Northwest Washington Electric,  6.00% due 7/1/2016 (Number 3;
          Insured: AMBAC)                                                           AA/Aaa       2,415,000     2,646,502
          Energy Northwest Washington Electric, 5.00% due 7/1/2017 (Number 3)       AA/Aaa       5,470,000     6,366,423
          Energy Northwest Washington  Electric,  5.00% due 7/1/2018 (Insured:
          Natl-Re)                                                                  AA/Aaa       8,000,000     9,338,240
          King & Snohomish  Counties  School  District GO, 5.60% due 12/1/2010
          (Insured: Natl-Re/FGIC)                                                  AA-/Aa1       3,160,000     3,222,442
          King County Sewer, 5.50% due 1/1/2016 (Insured: AGM)                     AAA/Aa2       7,205,000     7,685,141
          Lewis County Public Utility District,  5.00% due 10/1/2011  (Cowlitz
          Falls Hydroelectric; Insured: XLCA)                                       AA/Aaa       2,000,000     2,108,820
          Port  Seattle  Washington  Revenue,  5.50%  due  9/1/2018  (Insured:
          Natl-Re/FGIC)                                                              A/A1        5,000,000     5,719,100
          Seattle Municipal Light & Power Revenue, 5.00% due 2/1/2016              AA-/Aa2       1,000,000     1,150,150
          Seattle Municipal Light & Power Revenue, 5.00% due 2/1/2017              AA-/Aa2       2,000,000     2,312,100
          Snohomish  County  Public  Utilities  District,  5.00% due 12/1/2015
          (Insured: AGM)                                                           AAA/Aa3       5,015,000     5,581,996
          Washington  State  Convention  and Trade Center,  5.00% due 7/1/2011
          (Insured: Natl-Re)                                                        AA/Aa2       4,395,000     4,409,196
          Washington State GO, 0% due 1/1/2018 (Insured: Natl-Re/FGIC)             AA+/Aa1       4,000,000     3,131,360
          Washington State GO, 0% due 1/1/2019 (Insured: Natl-Re/FGIC)             AA+/Aa1       3,000,000     2,235,420
          Washington  State  HFA,  5.00%  due  7/1/2013  (Overlake   Hospital;
          Insured: AGM)                                                            AAA/Aa3       1,000,000     1,076,400
          Washington  State  HFA,  5.00%  due  8/15/2013   (Multicare   Health
          Systems)                                                                  A+/A1        1,250,000     1,358,187
          Washington  State  HFA,  5.00%  due  8/15/2014   (Multicare   Health
          Systems)                                                                  A+/A1        1,500,000     1,643,175
          Washington  State  HFA,  5.00%  due  8/15/2015   (Multicare   Health
          Systems)                                                                  A+/A1        2,000,000     2,199,920
          Washington  State  HFA,  5.00%  due  8/15/2016   (Multicare   Health
          Systems)                                                                  A+/A1        2,075,000     2,267,415
          Washington  State HFA,  5.375% due 12/1/2016  (Group Health Co-op of
          Puget Sound; Insured: AMBAC)                                             BBB+/NR       2,000,000     2,048,460
          Washington  State  HFA,  5.00%  due  8/15/2017   (Multicare   Health
          Systems)                                                                  A+/A1        1,000,000     1,076,830
          Washington State HFA, 5.25% due 8/1/2018  (Highline  Medical Center;
          Insured: AGM 242)                                                         A+/NR        8,095,000     8,852,287
          Washington  State  HFA,  5.00%  due  8/15/2018   (Multicare   Health
          Systems)                                                                  A+/A1        2,000,000     2,127,500
          Washington State HFA, 5.00% due 7/1/2019  (Overlake Hospital Medical
          Center)                                                                  BBB+/A3       1,050,000     1,085,763
          Washington State HFA, 4.75% due 7/1/2020  (Overlake Hospital Medical
          Center)                                                                  BBB+/A3       1,000,000     1,002,370
          Washington  State Public Power  Supply  Systems,  5.40% due 7/1/2012
          (Nuclear Number 2; Insured: AGM)                                         AAA/Aaa       1,300,000     1,421,303
          Washington  State  Public  Power  Supply  Systems,  0% due  7/1/2013
          (Insured: Natl-Re/IBC)                                                    AA/Aaa       1,760,000     1,679,762
          Washington  State  Public  Power  Supply  Systems,  0% due  7/1/2015
          (Insured: Natl-Re/IBC)                                                    AA/Aaa       3,000,000     2,677,140
          Yakima  County  School  District,   5.00%  due  12/1/2012  (Insured:
          Natl-Re)                                                                  NR/Aa1       1,270,000     1,396,619
        West Virginia -- 0.31%
          Kanawha,  Mercer,  Nicholas Counties Single Family Mortgage,  0% due
          2/1/2015 pre-refunded 2/1/2014                                            NR/Aaa       2,260,000     1,903,847
          Monongalia   County   Community   Hospital,   5.25%   due   7/1/2020
          (Monongalia General Hospital)                                            BBB+/NR       4,485,000     4,595,824
          West Virginia EDA PCR, 4.85% due 5/1/2019 put 9/4/2013  (Appalachian
          Power Company)                                                           BBB/Baa2      1,000,000     1,065,830
          West Virginia EDA PCR, 4.85% due 5/1/2019 put 9/4/2013  (Appalachian
          Power Company)                                                           BBB/Baa2      1,000,000     1,065,830
          West Virginia University, 0% due 4/1/2013 (Insured: AMBAC)                A+/Aa3       2,000,000     1,889,260
        Wisconsin -- 0.45%
          Hudson School District GO, 4.625% due 10/1/2014 (Insured: AGM)           AAA/Aa1       1,885,000     1,967,883
          Wisconsin  Clean  Water  Revenue,  5.00% due  6/1/2017  pre-refunded
          6/1/2011                                                                 AA+/Aa1       2,455,000     2,562,014
          Wisconsin  Health &  Educational  Facilities  Authority,  5.00%  due
          4/15/2017 (Aurora Health Care Inc.)                                       NR/A3        1,295,000     1,358,701
          Wisconsin  Health &  Educational  Facilities  Authority,  5.125% due
          8/15/2027 put 8/15/2016 (Aurora Health Care Inc.)                         NR/A3        4,500,000     4,746,870
          Wisconsin Petroleum, 5.00% due 7/1/2015                                   AA/Aa2       4,000,000     4,562,440
        Wyoming -- 0.02%
          West Park Hospital District, 5.90% due 7/1/2010 (Insured: ACA)            NR/NR          550,000       550,039


TOTAL INVESTMENTS -- 97.89% (Cost $3,197,977,630)                                                        $ 3,297,061,668


OTHER ASSETS LESS LIABILITIES -- 2.11%                                                                        71,222,281


NET ASSETS -- 100.00%                                                                                    $ 3,368,283,949

Footnote Legend
+ Credit ratings are unaudited. Rating changes may have occurred subsequent to the reporting period end.
a     Segregated as collateral for a when-issued security.
b     When-issued security.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ACA        Insured by American Capital Access
AGM        Insured by Assured Guaranty Municipal Corp.
AMBAC      Insured by American Municipal Bond Assurance Corp.
BHAC       Insured by Berkshire Hathaway Assurance Corp.
CIFG       Insured by CIFG Assurance North America Inc.
COP        Certificates of Participation
DFA        Development Finance Authority
EDA        Economic Development Authority
ETM        Escrowed to Maturity
FGIC       Insured by Financial Guaranty Insurance Co.
FHA        Insured by Federal Housing Administration
FNMA       Collateralized by Federal National Mortgage Association
FSA        Insured by Financial Security Assurance Co.
GO         General Obligation
HFA        Health Facilities Authority
HUD        Department of Housing & Urban Development
IBC        Insured Bond Certificate
IDA        Industrial Development Authority
ISD        Independent School District
JEA        Jacksonville Electric Authority
LOC        Letter of Credit
Natl-Re    Insured by National Public Finance Guarantee Corp.
PCR        Pollution Control Revenue Bond
PSF        Guaranteed by Permanent School Fund
Q-SBLF     Qualified School Bond Loan Fund
Radian     Insured by Radian Asset Assurance
SONYMA     State of New York Mortgage Authority
SPA        Stand-by Purchase Agreement
Syncora    Insured by Syncora Guarantee Inc.
UPMC       University of Pittsburgh Medical Center
USD        Unified School District
XLCA       Insured by XL Capital Assurance

NOTES TO SCHEDULE OF INVESTMENTS:

Valuation of Investments: Debt obligations have a primary market over the counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity, and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the valuation and pricing committee determines a fair value for the obligation using procedures approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation may be unreliable, the valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the obligation.

In determining fair value for any portfolio security or other investment, the valuation and pricing committee seeks to determine the amount that an owner of the investment might reasonably expect to receive upon a sale of the investment. However, because fair value prices are estimated prices, the valuation and pricing committee's determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund's financial statements. The valuation and pricing committee's determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.


Valuation Measurements: Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three levels listed below.

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment rates, credit risk, etc.)

Level 3: Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table displays a summary of the inputs used to value the Fund's net assets as of June 30, 2010. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

                                                       Fair Value Measurements at June 30, 2010
                                             Total             Level 1             Level 2             Level 3
Assets
Investments in Securities

    Municipal Bonds                    $  3,297,061,668   $              --    $  3,297,061,668   $              --

Total Investments in Securities        $  3,297,061,668   $              --    $  3,297,061,668   $              --

Other notes:

Effective beginning with the date of this report and, for periods ending after that date, it is the policy of the Fund to recognize significant transfers between Levels 1 and 2 and to disclose those transfers at the last date of the reporting period. The Fund recognized no significant transfers into and out of Levels 1 and 2 during the nine months ended June 30, 2010.
Information respecting the Fund's significant accounting policies is provided in the Fund's most recent Semi-Annual Report.

Thornburg Intermediate Municipal Fund                                                       June 30, 2010 Unaudited
                                                                              Credit Rating+     Principal
                                                                               S&P/Moody's        Amount        Value
        Alabama -- 1.61%
          Alabama Public School & College Authority, 5.00% due 5/1/2016             NR/Aa1    $  2,000,000  $  2,275,360
          Alabama State Federal Highway Finance Authority,  5.00% due 3/1/2016
          (Insured: Natl-Re)                                                       AA-/Aa2       1,000,000     1,058,750
          Montgomery Water Works & Sanitary Sewer Board, 4.00% due 9/1/2012        AAA/Aa3       1,120,000     1,199,330
          Montgomery Water Works & Sanitary Sewer Board, 4.00% due 9/1/2014        AAA/Aa3       1,310,000     1,442,755
          Montgomery Water Works & Sanitary Sewer Board, 5.00% due 9/1/2017        AAA/Aa3       2,185,000     2,531,650
          University  of Alabama at  Birmingham  Hospital  Revenue,  5.25% due
          9/1/2025                                                                  A+/A1        2,000,000     2,054,240
        Alaska -- 0.47%
          Alaska Municipal Bond Bank, 5.00% due 10/1/2017 (Insured: Natl-Re/
          FGIC)                                                                     A+/Aa3       2,470,000     2,661,869
          Anchorage GO, 6.00% due 10/1/2012 (Insured: Natl-Re/FGIC)                 AA/NR          365,000       387,539
        Arizona -- 4.34%
          Arizona  Health  Facilities  Authority,  5.00% due 1/1/2011  (Banner
          Health System)                                                            A+/NR        1,000,000     1,021,650
          Arizona Health Facilities  Authority,  5.00% due 7/1/2017  (Catholic
          Healthcare West)                                                           A/A2        1,450,000     1,549,673
          City of Mesa Utility System  Revenue,  5.00% due 7/1/2023  (Insured:
          AGM)                                                                     AAA/Aa2       5,000,000     5,463,250
          Mohave County IDA, 7.25% due 5/1/2015 (Mohave Prison LLC)                BBB+/NR       4,640,000     4,972,734
          Phoenix  Civic  Improvement  Corp.,  5.00%  due  7/1/2017  (Insured:
          Natl-Re)                                                                  AA/Aa3       1,000,000     1,126,490
          Pima County IDA, 6.70% due 7/1/2021 (Arizona Charter Schools)            NR/Baa3       2,600,000     2,602,834
          Salt Verde Financial Corp. Gas Revenue, 5.25% due 12/1/2022                A/A3        2,000,000     1,999,900
          Salt Verde Financial Corp. Gas Revenue, 5.25% due 12/1/2028                A/A3          500,000       477,815
          State of Arizona, 5.00% due 7/1/2019 (Insured: AGM)                      AAA/Aa3       7,280,000     8,093,322
          Tucson GO, 9.75% due 7/1/2012 (ETM)                                       AA-/NR         400,000       472,912
          Tucson GO, 9.75% due 7/1/2013 (ETM)                                       AA-/NR         500,000       630,085
        California -- 10.01%
          California  Department  of Water  Resources,  0.35% due 5/1/2022 put
          7/1/2010 (Insured: AGM) (weekly demand notes)                            AAA/Aa3         810,000       810,000
          California  Educational  Facilities  Authority,  5.50% due  4/1/2029
          (Pitzer College)                                                          NR/A3        3,000,000     3,135,630
          California   GO,   0.26%  due   5/1/2034   put   7/1/2010   (Various
          Kindergarten;  LOC:  Citibank/California  State Teachers Retirement)
          (weekly demand notes)                                                     A+/Aaa       5,200,000     5,200,000
          California HFA, 5.125% due 7/1/2022 (Catholic Healthcare West)             A/A2        1,665,000     1,738,277
          California HFA, 0% due 8/1/2029 (Insured: AMBAC/FHA/VA)                    A/A3        5,255,000     1,722,274
          California  Infrastructure  & Economic  Development  Bank, 5.75% due
          8/15/2029 (King City High School)                                         A-/NR        1,500,000     1,531,005
          California PCR, 5.35% due 12/1/2016 (Pacific Gas & Electric) (AMT)         A/A3        2,740,000     2,841,544
          California State Economic Recovery GO, 5.00% due 7/1/2016                 A+/Aa3       3,400,000     3,499,722
          California  State  Public  Works  Board  Lease,  5.00% due  6/1/2017
          (Regents of University of California; Insured: Natl-Re/FGIC)             AA-/Aa2       2,000,000     2,234,700
          California  Statewide  Community  Development  Authority,  6.25% due
          8/15/2028 (Enloe Medical Center; Insured: CA Mtg Insurance)               A-/NR        1,050,000     1,111,530
          California  Statewide  Community  Development  Authority,  6.00% due
          7/1/2030 (Aspire Public Schools)                                          NR/NR        7,045,000     7,124,397
          Carson  Redevelopment  Agency Tax  Allocation,  6.25% due  10/1/2022
          (Project Area 1)                                                          A-/NR        1,620,000     1,760,632
          Carson  Redevelopment  Agency Tax  Allocation,  6.375% due 10/1/2024
          (Project Area 1)                                                          A-/NR        1,300,000     1,397,695
          El Camino Hospital District, 6.25% due 8/15/2017 (ETM)                    NR/NR        1,000,000     1,152,710
          Golden West Schools Financing  Authority,  0% due 8/1/2018 (Insured:
          Natl-Re)                                                                  A/Baa1       2,140,000     1,356,353
          Lee Lake Water District Community Facilities, 5.75% due 9/1/2023          NR/NR        3,000,000     2,765,220
          Los Angeles Regional Airport  Improvement  Corp., 5.00% due 1/1/2017
          (LAX Fuel Corp.; Insured: AGM) (AMT)                                     AAA/Aa3       1,120,000     1,178,453
          M-S-R Energy Authority, 6.125% due 11/1/2029                               A/NR        2,500,000     2,623,300
          Merced   Redevelopment   Agency,   6.25%  due   9/1/2029   (Gateways
          Redevelopment)                                                            A-/NR        1,500,000     1,549,485
          Mojave USD COP, 0% due 9/1/2021 (Insured: AGM)                            AAA/NR       1,095,000       612,576
          Mojave USD COP, 0% due 9/1/2023 (Insured: AGM)                            AAA/NR       1,100,000       540,914
          Monterey  County  COP,  5.25%  due  8/1/2021  (Refinancing  Project;
          Insured: AGM)                                                            AAA/Aa3       3,700,000     4,100,266
          Redwood City Redevelopment  Agency, 0% due 7/15/2023  (Redevelopment
          Area A-2; Insured: AMBAC)                                                 A-/NR        2,060,000       931,285
          San Jose  Redevelopment  Agency,  5.25% due  8/1/2027  (Merged  Area
          Redevelopment Project)                                                     A/A1        2,400,000     2,391,840
          San Jose  Redevelopment  Agency,  5.375% due  8/1/2028  (Merged Area
          Redevelopment Project)                                                     A/A1        1,175,000     1,179,935
          San Mateo USD GO, 0% due 9/1/2019 (Insured: Natl-Re/FGIC)                 AA/Aa1       3,000,000     2,071,470
          Southeast  Resource  Recovery  Facilities   Authority,   5.375%  due
          12/1/2013 (Insured: AMBAC) (AMT)                                          A+/A1        1,000,000     1,079,320
          Tuolumne Wind Project Authority, 5.875% due 1/1/2029 (Tuolumne Co.)       A+/A1        3,000,000     3,264,480
          Turlock Irrigation District, 5.00% due 1/1/2021                           A+/A1        1,750,000     1,922,042
          Victor  Elementary  School  District GO, 0% due  8/1/2025  (Insured:
          Natl-Re/FGIC)                                                             A+/Aa3       1,535,000       627,355
          Washington  USD COP,  5.00% due 8/1/2022 (New High School;  Insured:
          AMBAC)                                                                     A/NR        2,010,000     2,030,582
        Colorado -- 3.42%
          Adams County,  5.00% due 8/1/2014  (Platte  Valley  Medical  Center;
          Insured: Natl-Re/FHA 242)                                                  A/NR        1,000,000     1,094,230
          Adams County Communication Center COP, 5.75% due 12/1/2016               NR/Baa1       1,265,000     1,301,015
          Colorado  Educational  & Cultural  Facilities,  5.25% due  8/15/2019
          (Peak to Peak Charter School; Insured: Syncora)                            A/NR        1,375,000     1,426,191
          Colorado HFA, 5.75% due 1/15/2022 (Vail Valley Medical Center)           BBB+/NR       1,380,000     1,391,468
          Denver City & County Airport,  5.50% due 11/15/2015 (Insured:
          Natl-Re/FGIC)(AMT)                                                        A+/A1        5,000,000     5,249,200
          Denver City & County Housing  Authority,  5.20% due 11/1/2027 (Three
          Towers Rehabilitation; Insured: AGM) (AMT)                                NR/Aa3       2,555,000     2,551,909
          El Paso County School  District GO, 7.10% due  12/1/2013  (State Aid
          Withholding)                                                             AA-/Aa2         500,000       595,490
          Madre Metropolitan District GO, 5.375% due 12/1/2026                      NR/NR        2,215,000     1,466,662
          North  Range   Metropolitan   District  GO,  5.00%  due   12/15/2021
          (Insured: ACA)                                                            NR/NR        1,500,000     1,167,360
          Northwest  Parkway  Public  Highway  Authority,   0%  due  6/15/2014
          (Insured: AGM) (ETM)                                                     AAA/Aa3       1,005,000     1,085,571
          Park Creek  Metropolitan  District,  5.25% due  12/1/2020  (Insured:
          AGM)                                                                      AAA/NR       1,120,000     1,267,918
          Public  Authority  for  Colorado  Energy  Gas  Revenue,  6.125%  due
          11/15/2023                                                                 A/A2        2,000,000     2,094,500
          Southlands   Metropolitan   District   GO,   7.00%   due   12/1/2024
          pre-refunded 12/1/2014                                                    AAA/NR       1,370,000     1,698,649
        Connecticut -- 0.20%
          Connecticut  Health &  Educational  Facility  Authority,  5.75%  due
          7/1/2029 (Ethel Walker School)                                           BBB-/NR       1,350,000     1,309,068
        District of Columbia -- 2.39%
          District  of Columbia  Association  of  American  Medical  Colleges,
          5.00% due 2/15/2017 (Insured: AMBAC)                                      AA/Aa2       1,000,000     1,134,160
          District of Columbia COP, 5.25% due 1/1/2014 (Insured: Natl-Re/FGIC)      A/Aa3        2,000,000     2,195,340
          District of Columbia COP, 5.00% due 1/1/2020 (Insured: Natl-Re/FGIC)      A/Aa3        3,900,000     4,122,495
          District of Columbia GO, 6.00% due 6/1/2015 (Insured: Natl-Re)            A+/Aa2       3,000,000     3,518,790
          Metropolitan  Airports  Authority,  0% due  10/1/2023  (Dulles  Toll
          Road; Insured: AGM)                                                      AAA/Aa3       4,890,000     2,387,053
          Metropolitan  Airports  Authority,  0% due  10/1/2024  (Dulles  Toll
          Road; Insured: AGM)                                                      AAA/Aa3       5,000,000     2,276,250
        Florida -- 9.13%
          Broward  County Housing  Finance  Authority MFR, 5.40% due 10/1/2011
          (Pembroke Park Apartments;  Guaranty: Florida Housing Finance Corp.)
          (AMT)                                                                     NR/NR          160,000       160,650
          Broward County School Board COP, 5.00% due 7/1/2020 (Insured: AGM)       AAA/Aa3       1,000,000     1,048,550
          Collier  County Housing  Finance  Authority MFR, 4.90% due 2/15/2032
          put 2/15/2012 (Goodlette Arms; Collateralized: FNMA)                      NR/Aaa       1,000,000     1,047,100
          Crossings  at  Fleming  Island  Community  Development,   5.60%  due
          5/1/2012 (Insured: Natl-Re)                                               A/Baa1         740,000       748,873
          Escambia  County  HFA,  5.95%  due  7/1/2020  (Florida  Health  Care
          Facility Loan; Insured: AMBAC)                                            NR/NR        2,625,000     2,685,532
          Flagler County School Board COP, 5.00% due 8/1/2020 (Insured: AGM)       AAA/Aa3       2,560,000     2,682,086
          Florida Board of Education GO Capital Outlay, 9.125% due 6/1/2014        AAA/Aa1         535,000       608,648
          Florida  Housing  Finance  Corp.,  5.40% due  4/1/2014  pre-refunded
          10/1/2010 (Augustine Club Apartments; Insured: Natl-Re)                   NR/Aaa         415,000       428,658
          Florida  Housing Finance Corp.,  4.80% due 1/1/2016  (Homeowner Mtg;
          Insured: FHA)                                                            AA+/Aa1         220,000       225,313
          Florida  Housing Finance Corp.,  4.55% due 7/1/2022  (Homeowner Mtg;
          Insured: GNMA/FNMA/FHLMC)                                                AA+/Aa1       2,435,000     2,436,510
          Florida  Municipal  Loan  Council,  5.00%  due  10/1/2024  (Insured:
          Natl-Re)                                                                  A/Baa1       2,235,000     2,328,624
          Florida  State  Department  of  Children & Families  COP,  5.00% due
          10/1/2018 (South Florida Evaluation Treatment)                            AA+/NR       2,090,000     2,218,514
          Florida  State  Department  of  Children & Families  COP,  5.00% due
          10/1/2019 (South Florida Evaluation Treatment)                            AA+/NR       2,255,000     2,371,651
          Florida State  Department  of  Environmental  Protection,  5.00% due
          7/1/2017 (Florida Forever; Insured: Natl-Re/FGIC)                        AA-/Aa3       1,000,000     1,064,230
          Highlands  County  HFA,  5.00%  due  11/15/2019   (Adventist  Health
          Hospital)                                                                AA-/Aa3       1,100,000     1,146,948
          Highlands  County  HFA,  5.00%  due  11/15/2019   (Adventist  Health
          Hospital)                                                                AA-/Aa3         875,000       912,345
          Hillsborough  County IDA PCR,  5.10% due 10/1/2013  (Tampa  Electric
          Co.)                                                                     BBB/Baa1      1,000,000     1,058,830
          Hillsborough   County   Special   Assessment,   5.00%  due  3/1/2017
          (Insured: Natl-Re/FGIC)                                                   A+/A1        1,000,000     1,060,220
          Hollywood  Community   Redevelopment   Agency,  5.00%  due  3/1/2021
          (Insured: Syncora)                                                        NR/A3        3,000,000     3,037,470
          Jacksonville   HFA  Hospital,   5.75%  due  8/15/2014   pre-refunded
          8/15/2011                                                                 NR/NR        1,000,000     1,052,410
          Lee  County  Solid  Waste  System,  5.625% due  10/1/2013  (Insured:
          Natl-Re)                                                                  NR/A3        2,400,000     2,498,808
          Manatee County, 5.00% due 10/1/2016 (Insured: AMBAC)                     AA-/Aa2       1,000,000     1,089,770
          Marion  County  Hospital  District,   5.00%  due  10/1/2022  (Munroe
          Regional Health)                                                          NR/A3        1,000,000     1,002,940
          Miami  Dade  County  GO,   6.25%  due  7/1/2026   (Building   Better
          Communities)                                                             AA-/Aa2       2,130,000     2,429,159
          Miami Dade County School Board COP,  5.00% due  10/1/2021  (Insured:
          AMBAC)                                                                     A/A1        3,035,000     3,136,460
          Miami Dade County  School Board COP,  5.25% due  5/1/2022  (Insured:
          AGM)                                                                     AAA/Aa3       2,600,000     2,823,912
          Miami GO, 5.375% due 9/1/2015 (Insured: Natl-Re)                          A/Aa3        1,000,000     1,082,390
          Orange County HFA, 6.25% due 10/1/2013  (Orlando Regional  Hospital;
          Insured: Natl-Re)                                                          A/A2          440,000       487,942
          Orange  County  HFA,  5.125%  due  6/1/2014  (Mayflower  Retirement;
          Insured: Radian)                                                          NR/NR        1,000,000     1,004,290
          Orange County HFA, 6.25% due 10/1/2016  (Orlando Regional  Hospital;
          Insured: Natl-Re)                                                          A/A2        2,545,000     2,851,545
          Orange County HFA,  6.375% due  11/15/2020  pre-refunded  11/15/2010
          (Adventist Health Systems)                                                NR/NR        1,000,000     1,032,270
          South Miami HFA, 5.00% due 8/15/2022 (Baptist Health Group)              AA-/Aa3       1,500,000     1,541,520
          St. Johns County IDA, 5.85% due 8/1/2024 (Presbyterian Retirement)        NR/NR        4,885,000     4,852,319
          Tampa Bay  Water  Utilities  System  Revenue,  5.50%  due  10/1/2022
          (Insured: Natl-Re/FGIC)                                                  AA+/Aa2       2,750,000     3,277,395
          Tampa Health  Systems,  5.50% due 11/15/2013  (Catholic  Health East
          Group; Insured: Natl-Re)                                                  A/Aa3        1,050,000     1,160,387
          University  of Central  Florida  COP  Convocation  Corp.,  5.00% due
          10/1/2019 (Insured: Natl-Re/FGIC)                                          A/NR        1,135,000     1,171,388
        Georgia -- 1.61%
          Atlanta Water and Wastewater, 5.50% due 11/1/2022 (Insured:
          Natl-Re/FGIC)                                                              A/A1          530,000       589,885
          Atlanta  Water and Wastewater, 5.50% due 11/1/2024 (Insured: AGM)        AAA/Aa3       5,000,000     5,393,250
          Atlanta Airport Revenue, 6.00% due 1/1/2018 (Insured: Natl-Re/FGIC)
          (AMT)                                                                     A+/A1        1,000,000     1,011,320
          Municipal  Electric   Authority  of  Georgia,   6.60%  due  1/1/2018
          (Insured: Natl-Re/IBC/BNY)                                                 A/A1        3,040,000     3,552,513
        Hawaii -- 0.20%
          Hawaii   Department   of  Budget  &  Finance,   6.40%  due  7/1/2013
          (Kapiolani Health Care; Insured: Natl-Re)                                 A/Baa1       1,270,000     1,312,875
        Idaho -- 0.77%
          Boise City IDRB Corp.,  5.00% due  5/15/2020  (Western  Trailer Co.;
          LOC: Wells Fargo) (AMT)                                                   NR/Aa2       2,000,000     2,023,740
          Madison County Hospital Revenue, 5.25% due 9/1/2030                      BBB-/NR       1,000,000       891,400
          Madison County Hospital Revenue, 5.25% due 9/1/2037                      BBB-/NR       2,500,000     2,145,950
        Illinois -- 8.08%
          Chicago  Midway Airport  Second Lien,  5.00% due 1/1/2019  (Insured:
          AMBAC) (AMT)                                                              A-/A3        1,210,000     1,238,374
          Chicago O'Hare International  Airport Revenue Second Lien, 5.75% due
          1/1/2018 (Insured: AMBAC) (AMT)                                           A-/A2        3,050,000     3,125,457
          Chicago   Tax   Increment,   6.25%  due   11/15/2013   (Near   South
          Redevelopment; Insured: ACA)                                              NR/NR        1,500,000     1,541,790
          Chicago Tax Increment,  0% due 11/15/2014 (Near South Redevelopment;
          Insured: ACA)                                                             NR/NR        1,340,000     1,050,573
          Chicago  Tax  Increment  Allocation,  5.30%  due  1/1/2014  (Lincoln
          Belmont; Insured: ACA)                                                    NR/NR        2,285,000     2,284,909
          Chicago Transit Authority, 5.00% due 12/1/2018                            AA/Aa3       1,500,000     1,678,125
          Cook County GO, 5.25% due 11/15/2024                                      AA/Aa2       3,000,000     3,236,370
          Cook County School District GO, 0% due 12/1/2022 (ETM)                    NR/NR        2,000,000     1,239,760
          Illinois  DFA,  6.00%  due  11/15/2012   (Adventist   Health  Group;
          Insured: Natl-Re)                                                        NR/Baa1       2,860,000     2,926,209
          Illinois  Educational  Facilities  Authority,  5.00%  due  11/1/2016
          (Rush University Medical Center)                                           A/A3        1,000,000     1,071,790
          Illinois  Educational  Facilities  Authority,  5.625% due  10/1/2022
          (Augustana College)                                                      NR/Baa1       1,000,000     1,017,980
          Illinois  Educational  Facilities  Authority,  5.75%  due  11/1/2028
          (Rush University Medical Center)                                           A/A3        1,000,000     1,037,430
          Illinois  Finance  Authority,   5.00%  due  11/1/2016  (Cent  Dupage
          Health)                                                                   AA/NR        2,000,000     2,175,000
          Illinois  Finance  Authority,   5.00%  due  11/1/2017  (Cent  Dupage
          Health)                                                                   AA/NR        2,000,000     2,168,280
          Illinois Finance Authority,  5.00% due 8/1/2022 (Bradley University;
          Insured: Syncora)                                                          A/NR        1,000,000     1,046,060
          Illinois Finance Authority, 6.125% due 11/1/2023 (Advocate Health)        AA/Aa2       5,000,000     5,540,900
          Illinois Finance Authority,  5.00% due 2/1/2027 (Newman  Foundation;
          Insured: Radian)                                                          NR/NR        1,220,000     1,059,302
          Illinois HFA, 6.00% due 7/1/2011 (Loyola  University Health Systems;
          Insured: Natl-Re)                                                         A/Baa1       1,370,000     1,425,814
          Illinois HFA, 6.00% due 7/1/2012 (Loyola  University Health Systems;
          Insured: Natl-Re) (ETM)                                                    A/NR          230,000       255,127
          Illinois HFA, 6.00% due 7/1/2012 (Loyola  University Health Systems;
          Insured: Natl-Re)                                                         A/Baa1       1,080,000     1,160,201
          Illinois   HFA,   5.70%  due   2/20/2021   (Midwest   Care   Center;
          Collateralized: GNMA)                                                     NR/Aaa         805,000       827,677
          Melrose Park Tax Increment, 6.50% due 12/15/2015 (Insured: AGM)          AAA/Aa3       1,015,000     1,038,893
          Sangamon  County  School  District COP,  5.875% due  8/15/2018  (Hay
          Edwards; Insured: ACA)                                                    NR/NR        2,300,000     2,269,939
          Sherman  Mtg,  6.10%  due  10/1/2014  (Villa  Vianney  Health  Care;
          Collateralized: FHA/GNMA)                                                 AAA/NR         105,000       107,387
          Sherman  Mtg,  6.20%  due  10/1/2019  (Villa  Vianney  Health  Care;
          Collateralized: FHA/GNMA)                                                 AAA/NR         125,000       127,722
          Southern Illinois University, 0% due 4/1/2014 (Insured: Natl-Re)           A/A2        1,425,000     1,267,295
          Southern  Illinois   University,   5.00%  due  4/1/2014  (Housing  &
          Auxillary Facilities System; Insured: Natl-Re)                            A+/A2        1,000,000     1,082,560
          Southwestern  Illinois  Development  Authority,   0%  due  12/1/2024
          (Insured: AGM)                                                            AAA/NR       2,975,000     1,495,741
          State of Illinois, 5.00% due 6/15/2018 (Build Illinois)                  AAAe/NR       2,000,000     2,222,480
          Tazewell  County School  District GO, 9.00% due 12/1/2024  (Insured:
          Natl-Re/FGIC)                                                             NR/A1        1,205,000     1,810,537
          University of Illinois, 0% due 4/1/2014 (Insured: Natl-Re)                A/Aa2        1,590,000     1,465,201
          Will  County   Community   School  District  GO,  0%  due  11/1/2011
          (Insured: AGM)                                                           AAA/Aa2       2,965,000     2,902,913
        Indiana -- 6.06%
          Allen County  Economic  Development,  5.80% due 12/30/2012  (Indiana
          Institute of Technology)                                                  NR/NR          895,000       907,038
          Allen County  Economic  Development,  5.75% due 12/30/2015  (Indiana
          Institute of Technology)                                                  NR/NR        1,355,000     1,377,276
          Allen  County Jail  Building  Corp.,  5.00% due  4/1/2018  (Insured:
          Syncora)                                                                  NR/Aa2       2,495,000     2,714,785
          Allen County Redevelopment District, 5.00% due 11/15/2018                 NR/A2        1,560,000     1,655,878
          Avon Community  School  Building Corp.,  5.00% due 1/10/2012  (First
          Mortgage; Insured: AMBAC)                                                  A/NR        1,330,000     1,405,983
          Boone   County   Hospital   Association,    5.625%   due   1/15/2015
          pre-refunded 7/15/2011 (Insured: Natl-Re/FGIC)                            AA-/NR       1,000,000     1,055,400
          Carmel  Redevelopment  Authority Lease, 0% due 2/1/2016  (Performing
          Arts Center)                                                             AA+/Aa1       1,730,000     1,444,498
          Carmel  Redevelopment  Authority Lease, 0% due 2/1/2021  (Performing
          Arts Center)                                                             AA+/Aa1       2,000,000     1,250,960
          Clay Multi School Building Corp., 4.00% due 7/15/2013 (First Mtg)         AA+/NR       1,290,000     1,375,166
          Clay Multi School Building Corp., 5.00% due 1/15/2018 (First Mtg)         AA+/NR       1,735,000     1,968,253
          Fort Wayne  Redevelopment  Authority,  5.00% due 8/1/2023  (Harrison
          Square; Insured: AGM)                                                     NR/Aa2       2,290,000     2,469,193
          Goshen  Chandler  School  Building,   0%  due  1/15/2011   (Insured:
          Natl-Re; State Aid Withholding)                                           A/Baa1       1,020,000     1,011,452
          Hobart Building Corp First Mortgage,  6.50% due 7/15/2019  (Insured:
          Natl-Re; State Aid Withholding)                                           AA+/NR       1,000,000     1,230,440
          Indiana Bond Bank, 5.25% due 4/1/2023 (Hendricks Regional;  Insured:
          AMBAC)                                                                    AA/NR        2,000,000     2,213,920
          Indiana Bond Bank Gas Program Revenue, 5.25% due 10/15/2020               NR/Aa3       5,000,000     5,290,200
          Indiana  Finance  Authority,  0.16% due 2/1/2035 put 7/1/2010 (Lease
          Appropriation; SPA: JP Morgan Chase Bank) (daily demand notes)           A-1+/Aa2      1,200,000     1,200,000
          Indiana HFA, 5.75% due 9/1/2015 (Methodist Hospital) (ETM)                AAA/A3         575,000       587,759
          Noblesville  Redevelopment  Authority,  5.00%  due  8/1/2017  (146th
          Street Extension)                                                         AA-/NR       1,000,000     1,104,390
          Noblesville  Redevelopment  Authority,  5.00%  due  8/1/2020  (146th
          Street Extension)                                                         AA-/NR       1,000,000     1,078,540
          South Bend Community  School Corp.,  4.00% due 1/15/2012 (First Mtg)
          (State Aid Withholding)                                                   AA+/NR       1,260,000     1,316,788
          South Bend Community School Corp., 4.00% due 7/15/2012 (First Mtg)        AA+/NR       1,510,000     1,598,033
          South Bend Community School Corp., 4.00% due 7/15/2012 (First Mtg)        AA+/NR       1,490,000     1,576,867
          Vanderburgh County Redevelopment  District Tax Increment,  5.00% due
          2/1/2020                                                                   A/NR        1,000,000     1,004,120
          Vincennes University, 5.375% due 6/1/2022 (Student Fee)                   NR/Aa3         895,000       998,954
          West Clark School  Building  Corp.  First Mtg,  5.75% due  7/15/2017
          (Insured: Natl-Re/FGIC; State Aid Withholding)                            AA+/NR       1,685,000     1,800,726
        Iowa -- 1.04%
          Coralville COP, 5.25% due 6/1/2022                                        NR/A1        2,980,000     3,055,990
          Iowa  Finance  Authority,   6.00%  due  7/1/2012  (Trinity  Regional
          Hospital; Insured: AGM)                                                  AAA/Aa3         435,000       456,006
          Iowa Finance Authority, 5.75% due 12/1/2015 (Trinity Health)              AA/Aa2       1,250,000     1,276,800
          Iowa  Finance  Authority,   6.00%  due  12/1/2018  (Catholic  Health
          Initiatives)                                                              AA/Aa2       2,000,000     2,023,640
        Kansas -- 0.18%
          Wyandotte  County School  District GO, 5.00% due 9/1/2014  (Insured:
          Natl-Re/FGIC)                                                             NR/A1        1,030,000     1,159,018
        Kentucky -- 0.89%
          Kentucky EDA, 5.85% due 10/1/2015 (Norton Healthcare; Insured:
          Natl-Re)                                                                  A/Baa1       2,665,000     2,892,911
          Kentucky  EDA,  0%  due  10/1/2024  (Norton   Healthcare;   Insured:
          Natl-Re)                                                                  A/Baa1       3,000,000     1,302,900
          Kentucky EDA, 5.75% due 12/1/2028 (Louisville Arena; Insured: AGM)       AAA/Aa3       1,500,000     1,626,810
        Louisiana -- 2.78%
          East Baton Rouge Sewer Commission, 3.00% due 2/1/2012                    AA-/Aa2       1,000,000     1,032,320
          Louisiana Local Government Environment  Facilities Authority,  5.00%
          due 3/1/2014 (Independence Stadium)                                        A/NR        1,000,000     1,080,240
          Louisiana Public Facilities  Authority,  5.00% due 7/1/2022 (Black &
          Gold Facilities; Insured: CIFG)                                         BBB-/Baa3      1,500,000     1,513,665
          Morehouse  Parish PCR,  5.25% due  11/15/2013  (International  Paper
          Co.)                                                                     BBB/Baa3      3,000,000     3,220,020
          New Orleans Aviation Board, 5.25% due 1/1/2018 (Insured: AGM) (AMT)      AAA/Aa3       1,000,000     1,057,740
          New Orleans Aviation Board, 5.25% due 1/1/2020 (Insured: AGM)            AAA/Aa3       2,000,000     2,115,480
          Plaquemines Parish Law Enforcement District GO, 5.00% due 9/1/2023       BBB+/NR       1,230,000     1,236,839
          Plaquemines Parish Law Enforcement District GO, 5.00% due 9/1/2025       BBB+/NR       1,350,000     1,340,415
          Plaquemines Parish Law Enforcement District GO, 5.15% due 9/1/2027       BBB+/NR       1,490,000     1,473,163
          Plaquemines Parish Law Enforcement District GO, 5.30% due 9/1/2029       BBB+/NR       1,650,000     1,624,507
          St. Tammany Parish Sales Tax Revenue,  5.00% due 6/1/2019  (Insured:
          CIFG)                                                                     A+/NR        1,300,000     1,408,836
          St. Tammany Parish Sales Tax Revenue,  5.00% due 6/1/2020  (Insured:
          CIFG)                                                                     A+/NR        1,000,000     1,074,630
        Massachusetts -- 0.17%
          Massachusetts Health & Educational  Facilities Authority,  0.19% due
          12/1/2037  put  7/1/2010  (Museum  of Fine  Arts;  Insured:  Bank of
          America N.A.) (daily demand notes)                                       A-1+/Aa2        500,000       500,000
          Massachusetts   Housing   Finance   Agency,   6.125%  due  12/1/2011
          (Insured: Natl-Re) (AMT)                                                 NR/Baa1         610,000       611,580
        Michigan -- 4.50%
          Detroit  Sewage  Disposal  Revenue,  5.25%  due  7/1/2020  (Insured:
          Natl-Re)                                                                  A/Aa3        3,000,000     3,128,370
          Detroit Water Supply Systems, 5.00% due 7/1/2015 (Insured: AGM)          AAA/Aa3       1,000,000     1,078,760
          Kalamazoo  Hospital Finance  Authority,  6.25% due 6/1/2014 (Borgess
          Medical Center) (ETM)                                                    AAA/Aaa         650,000       765,375
          Kalamazoo Hospital Finance  Authority,  5.00% due 5/15/2019 (Bronson
          Hospital; Insured: AGM)                                                  AAA/Aa3       1,500,000     1,607,835
          Kent Hospital Finance  Authority,  7.25% due 1/15/2013  (Butterworth
          Hospital; Insured: Natl-Re)                                               AA/Aa3         490,000       526,657
          Michigan  Higher  Education   Student  Loan  Authority,   3.95%  due
          3/1/2011 (AMT)                                                            AA/A1          750,000       737,580
          Michigan  Public  Educational   Facilities   Authority,   5.50%  due
          9/1/2022 (Black River School)                                             NR/NR        1,110,000       973,337
          Michigan  Public  Educational   Facilities   Authority,   8.50%  due
          9/1/2029 (Bradford Academy)                                              BBB-/NR       1,500,000     1,673,265
          Michigan State Building  Authority,  5.25% due 10/15/2017  (Insured:
          AGM)                                                                     AAA/Aa3       2,450,000     2,644,922
          Michigan  State  Building  Authority,  0% due  10/15/2025  (Insured:
          Natl-Re/FGIC)                                                             A+/Aa3       6,000,000     2,598,480
          Michigan  State  Hospital  Finance  Authority,  5.10%  due  6/1/2013
          (McLaren Healthcare)                                                      NR/Aa3         765,000       766,561
          Michigan  State  Hospital  Finance  Authority,  5.00% due 11/15/2024
          (Sparrow Obligated Group)                                                 A+/A1        2,140,000     2,142,482
          Michigan  State  Hospital  Finance  Authority,  5.00% due  7/15/2025
          (Oakwood Obligated Group)                                                  A/A2        3,000,000     2,940,600
          Michigan State Housing  Development  Authority,  5.05% due 10/1/2015
          (Insured: Natl-Re)                                                       AA/Baa1       1,400,000     1,408,092
          Michigan  Strategic  Fund,  5.25% due 10/15/2023  (Michigan House of
          Representatives Facilities; Insured: AGM)                                AAA/Aa3       1,000,000     1,077,460
          Royal Oak Hospital Finance  Authority,  5.25% due 8/1/2016  (William
          Beaumont Hospital)                                                         A/A1        2,000,000     2,133,240
          Royal Oak Hospital Finance  Authority,  8.00% due 9/1/2029  (William
          Beaumont Hospital)                                                         A/A1        2,500,000     2,971,825
          Southfield Economic  Development Corp., 7.25% due 12/1/2010 (N.W. 12
          LP; Transcon Builders, Inc.)                                              NR/NR          270,000       269,052
        Minnesota -- 1.01%
          Minneapolis  St. Paul Health,  6.00% due  12/1/2018  (Healthpartners
          Obligated Group)                                                         BBB/Baa1      1,000,000     1,039,620
          Minnesota  Agriculture  &  Economic  Development  Board,  5.50%  due
          2/15/2025 (Essential Healthcare; Insured: AGM)                            AAA/NR       2,500,000     2,689,375
          St.  Cloud  Health  Care  Revenue,  5.00% due  5/1/2014  (Centracare
          Health System)                                                            NR/A2          835,000       912,287
          St. Paul Housing & Redevelopment Authority, 5.25% due 5/15/2020
          (Healthpartners Obligated Group)                                         NR/Baa1       1,965,000     1,999,997
        Mississippi -- 1.62%
          Medical  Center  Educational  Building  Corp.,  3.00%  due  6/1/2011
          (Univerisity of Mississippi Medical Center)                              AA-/Aa2       1,750,000     1,782,410
          Medical  Center  Educational  Building  Corp.,  4.00%  due  6/1/2014
          (University of Mississippi Medical Center)                               AA-/Aa2       1,240,000     1,337,849
          Mississippi Development Bank Special Obligation,  5.00% due 7/1/2022
          (Canton Public Improvement)                                               NR/NR        1,935,000     1,955,685
          Mississippi Development Bank Special Obligation,  5.00% due 7/1/2027
          (Lowndes County Industrial Development; Insured: AGM)                    AAA/Aa3       2,500,000     2,571,350
          Mississippi  Development  Bank Special  Obligation  Municipal Energy
          Agency Power Supply, 5.00% due 3/1/2018 (Insured: Syncora)               NR/Baa2       1,920,000     1,959,744
          Mississippi  Development  Bank Special  Obligation  Municipal Energy
          Agency Power Supply, 5.00% due 3/1/2020 (Insured: Syncora)               NR/Baa2       1,000,000     1,006,310
        Missouri -- 0.89%
          Kansas City Tax Increment Financing  Commission,  5.00% due 3/1/2012
          (Maincor)                                                                 NR/NR          620,000       624,197
          Missouri  Development  Finance Board,  5.00% due 4/1/2019  (Eastland
          Center)                                                                    A/NR        1,000,000     1,047,150
          Missouri  Development  Finance Board,  5.00% due 4/1/2021  (Eastland
          Center)                                                                    A/NR        2,000,000     2,066,960
          Missouri  Development  Finance Board,  5.125% due 4/1/2022 (Eastland
          Center)                                                                    A/NR        2,000,000     2,078,260
        Nebraska -- 0.31%
          Adams County Hospital Authority,  5.00% due 12/15/2023 (Mary Lanning
          Memorial Hospital; Insured: Radian)                                       A-/NR        2,000,000     2,018,260
        Nevada -- 0.72%
          Clark County School District GO, 5.50% due 6/15/2016 (Insured: AGM)      AAA/Aa1       1,000,000     1,111,050
          Reno Sparks Indian Colony, 5.00% due 6/1/2021 (LOC: U.S. Bank N.A.)       NR/NR        1,000,000     1,013,760
          Washoe County GO, 0% due 7/1/2011  (Reno Sparks  Convention  Center;
          Insured: AGM)                                                            AAA/Aa1       2,600,000     2,580,032
        New Hampshire -- 1.64%
          Manchester  Housing  &  Redevelopment  Authority,  0%  due  1/1/2016
          (Insured: Radian/ACA)                                                     NR/Ba2       4,990,000     3,381,074
          New Hampshire  Business Finance  Authority,  7.125% due 7/1/2027 put
          2/1/2012 (United Illuminating Co.) (AMT)                                 NR/Baa2       1,000,000     1,052,040
          New  Hampshire  Health & Education  Facilities,  5.25% due 10/1/2023
          (Southern New Hampshire Medical Center)                                   A-/NR        1,000,000     1,011,820
          New Hampshire IDA PCR, 5.90% due 8/1/2018 (CT Light & Power) (AMT)       BBB/Baa1      1,000,000     1,015,660
          New Hampshire PCR, 5.375% due 5/1/2014 (Central Maine Power Co.)         BBB+/A3       3,920,000     4,266,685
        New Jersey -- 0.36%
          New  Jersey  EDA,   7.50%  due   12/1/2019   (Spectrum   for  Living
          Development)                                                              NR/NR          140,000       140,630
          New Jersey EDA, 5.50% due 9/1/2026 (School Facilities  Construction;
          Insured: AMBAC)                                                          AA-/Aa3       2,000,000     2,235,220
        New Mexico -- 0.77%
          Rio  Rancho  Public  School  District  No  94,  3.00%  due  8/1/2011
          (State Aid Withholding)                                                   NR/Aa1       1,580,000     1,622,612
          Rio  Rancho  Public  School  District  No  94,  5.00%  due  8/1/2015
          (State Aid Withholding)                                                   NR/Aa1       1,715,000     1,965,819
          Santa Fe County Charter School Foundation,  6.50% due 1/15/2026 (ATC
          Foundation)                                                               NR/NR        1,510,000     1,441,839
        New York -- 1.28%
          Erie County IDA, 5.00% due 5/1/2019 (Buffalo City School District)       AA-/Aa3       3,000,000     3,421,080
          New York City Trust Cultural  Resources,  5.75% due 7/1/2015 (Museum
          of American Folk Art; Insured: ACA)                                       NR/NR          875,000       499,249
          New York  State  Dormitory  Authority,  5.625%  due  7/1/2016  (City
          University System)                                                       AA-/Aa3       1,000,000     1,126,850
          New York  State  Dormitory  Authority,  5.00% due  7/1/2017  (Bishop
          Henry B. Hucles Nursing; Insured: SONYMA)                                 NR/Aa1         850,000       943,491
          New York  State  Dormitory  Authority,  5.25% due  5/15/2021  (State
          University Educational Facilities)                                       AA-/Aa3         500,000       558,045
          United Nations Development Corp., 5.00% due 7/1/2025                      NR/A1        1,700,000     1,814,206
        North Dakota -- 0.37%
          North  Dakota  Building  Authority,  4.25% due  12/1/2015  (Insured:
          Natl-Re)                                                                  AA/Aa2       1,305,000     1,451,043
          Ward County  Health Care  Facilities,  5.125% due 7/1/2021  (Trinity
          Obligated Group)                                                         BBB+/NR       1,000,000       966,150
        Ohio -- 2.33%
          Cleveland Cuyahoga County Port Authority,  6.25% due 5/15/2016 (LOC:
          FifthThird Bank)                                                          NR/NR        1,425,000     1,431,185
          Deerfield Township Tax Increment, 5.00% due 12/1/2025                     NR/A1        1,000,000     1,000,540
          Franklin  County  Health  Care,  6.00%  due  11/1/2010  (Heinzerling
          Foundation; LOC: Banc One)                                                NR/Aa1         215,000       215,987
          Hamilton Wastewater Systems, 5.25% due 10/1/2017 (Insured: AGM)           NR/Aa3       1,500,000     1,708,545
          Lorain  County  Hospital  Revenue,  5.625% due  10/1/2016  (Catholic
          Healthcare)                                                               AA-/A1       1,435,000     1,489,673
          North Ridgeville Economic  Development,  0% due 2/1/2015 (Lake Ridge
          Nursing Home; Collateralized: FHA)                                        AAA/NR         135,000        93,806
          Ohio State Air Quality  Development  Authority,  5.70% due  8/1/2020
          (First Energy Generation)                                               BBB-/Baa2      3,000,000     3,211,260
          Ohio State Air Quality  Development  Authority,  4.85% due  8/1/2040
          put 5/1/2012 (Columbus Southern Power; Insured: Natl-Re) (AMT)           BBB-/A3       1,500,000     1,561,515
          Ohio State Air Quality  Development  Authority,  5.10% due 11/1/2042
          put 5/1/2013 (Columbus Southern Power; Insured: Natl-Re) (AMT)            BBB/A3       3,000,000     3,191,550
          Ohio State  Higher  Educational  Facilities,  5.05% due 7/1/2037 put
          7/1/2016 (Kenyon College)                                                 A+/A1        1,200,000     1,310,784
        Oklahoma -- 1.47%
          Oklahoma City  Municipal  Water & Sewer,  0% due 7/1/2011  (Insured:
          AMBAC)                                                                    NR/NR        1,125,000     1,106,505
          Oklahoma City  Municipal  Water & Sewer,  0% due 7/1/2013  (Insured:
          AMBAC)                                                                    NR/NR        1,485,000     1,379,060
          Oklahoma  State  DFA,  5.40%  due  6/1/2013  pre-refunded  12/1/2010
          (Oklahoma Hospital Association; Insured: AMBAC)                           NR/Aa3         825,000       850,930
          Oklahoma State Industries  Authority,  5.50% due 7/1/2023  (Oklahoma
          Medical Research Foundation)                                              NR/A1        3,730,000     3,974,464
          Oklahoma State Power Authority, 5.00% due 1/1/2018 (Insured: AGM)        AAA/Aa3       1,000,000     1,138,520
          Tulsa IDA, 5.00% due 12/15/2024 (St. Francis Health Systems)              AA/Aa2       1,130,000     1,154,984
        Oregon -- 0.06%
          Oregon State Housing & Community  Services  Department  SFMR,  5.35%
          due 7/1/2018 (AMT)                                                        NR/Aa2         375,000       384,143
        Pennsylvania -- 1.73%
          Allegheny   County   Hospital   Development,   5.00%  due  5/15/2019
          (University of Pittsburgh Medical Center)                                 A+/Aa3       2,500,000     2,724,100
          Chartiers  Valley  Industrial  &  Community  Development  Authority,
          5.75% due 12/1/2022 (Asbury Health Center)                                NR/NR          900,000       799,056
          Lancaster County GO, 0% due 5/1/2014 (Insured: Natl-Re/FGIC)              NR/Aa2         795,000       695,816
          Lancaster County GO, 0% due 5/1/2015 (Insured: Natl-Re/FGIC)              NR/Aa2         800,000       658,904
          Pennsylvania Higher Education Facilities Authority,  0% due 7/1/2020
          (Insured: AMBAC)                                                          NR/NR        2,032,839       973,242
          Philadelphia School District GO, 5.00% due 9/1/2018 (Insured:  State
          Aid Withholding)                                                          A+/Aa2       5,000,000     5,445,950
        Rhode Island -- 0.50%
          Rhode Island Health & Education  Building Corp., 5.00% due 3/15/2014
          (Salve Regina University; Insured: Radian)                                NR/NR        1,065,000     1,106,844
          Rhode Island Health & Education  Building Corp.,  6.00% due 8/1/2014
          (Roger Williams Realty; Insured: FHA)                                     BB/NR          735,000       752,229
          Rhode Island Health & Education  Building Corp.,  5.25% due 7/1/2015
          (Memorial Hospital; LOC: Fleet Bank)                                      NR/NR        1,325,000     1,410,396
        South Carolina -- 3.23%
          Berkeley  County  School  District   Installment  Lease,  5.00%  due
          12/1/2019                                                                 A-/A1        2,000,000     2,144,000
          Charleston   Educational   Excellence  Financing  Corp.,  5.25%  due
          12/1/2020 (Charleston County School District)                            AA-/Aa3       1,855,000     2,012,508
          Greenwood School  Facilities,  Inc., 5.00% due 12/1/2025  (Greenwood
          School District 50; Insured: AGM)                                        AAA/Aa3       2,400,000     2,497,944
          Lexington One School  Facilities Corp.  School District 1, 5.00% due
          12/1/2019                                                                 NR/Aa3       1,000,000     1,077,910
          Lexington One School  Facilities Corp.  School District 1, 5.25% due
          12/1/2021                                                                 NR/Aa3       1,700,000     1,824,134
          Scago Educational  Facilities Corp.,  5.00% due 12/1/2017  (Colleton
          School District; Insured: AGM)                                           AAA/Aa3       1,000,000     1,080,290
          Scago Educational  Facilities Corp., 5.00% due 4/1/2019 (Spartanburg
          School District; Insured: AGM)                                           AAA/Aa3       2,740,000     2,962,132
          Scago Educational  Facilities Corp., 5.00% due 4/1/2021 (Spartanburg
          School District; Insured: AGM)                                           AAA/Aa3       1,000,000     1,063,110
          South Carolina Housing Finance & Development  Authority,  5.875% due
          7/1/2022 (AMT)                                                            NR/Aa1       2,225,000     2,351,247
          South Carolina  Housing Finance & Development  Authority,  5.30% due
          7/1/2023 (AMT)                                                            NR/Aa1       1,000,000     1,041,500
          Sumter  School   Facilities   Inc.  School  District  2,  5.00%  due
          12/1/2021 (Insured: AGM)                                                 AAA/Aa3       2,855,000     3,105,783
        South Dakota -- 0.26%
          South Dakota Health & Educational  Facilities  Authority,  5.00% due
          11/1/2024 (Sanford Health)                                                AA-/A1       1,700,000     1,725,228
        Tennessee -- 1.87%
          Clarksville Natural Gas Acquisition Corp., 5.00% due 12/15/2014           NR/A2        1,000,000     1,055,020
          Knox  County  Health,  4.90% due  6/1/2031  put  6/1/2011  (Eastowne
          Partners II Ltd.; Collateralized: FNMA)                                   AAA/NR       1,875,000     1,941,975
          Tennessee Energy Acquisition Corp., 5.00% due 2/1/2023                    A/Baa1       2,500,000     2,418,250
          Tennessee Energy Acquisition Corp., 5.25% due 9/1/2023                   BB+/Ba3       7,000,000     6,838,930
        Texas -- 13.56%
          Austin Community  College  District,  5.50% due 8/1/2023 (Round Rock
          Campus)                                                                  AA+/Aa2       2,180,000     2,433,926
          Bexar  County  Health  Facilities   Development  Corp.,  6.125%  due
          7/1/2022 pre-refunded 7/1/2012 (Army Retirement Residence)                NR/NR        1,250,000     1,388,963
          Bexar  County  Health  Facilities   Development   Corp.,  5.00%  due
          7/1/2027 (Army Retirement Residence)                                      BBB/NR       2,000,000     1,774,980
          Bexar County  Housing  Finance Corp.,  5.50% due 1/1/2016  (American
          Opportunity Housing & Colinas; Insured: Natl-Re)                         NR/Baa1         600,000       582,294
          Bexar County Housing  Finance Corp.,  6.50% due 12/1/2021  (American
          Opportunity Housing-Waterford)                                            NR/Ba1       2,000,000     1,907,020
          Bexar  County  Housing   Finance  Corp.   MFR,  5.70%  due  1/1/2021
          (American Opportunity Housing; Insured: Natl-Re)                         NR/Baa1       1,035,000       962,260
          Bexar  Metropolitan  Water District  Waterworks,  5.00% due 5/1/2021
          (Insured: Syncora)                                                         A/A1        1,300,000     1,392,274
          Bexar  Metropolitan  Water District  Waterworks,  5.00% due 5/1/2022
          (Insured: Syncora)                                                         A/A1        2,300,000     2,441,910
          Birdville ISD GO, 0% due 2/15/2012 (Guaranty: PSF)                       AAA/Aaa       2,800,000     2,759,652
          Bryan Electric Systems, 2.00% due 7/1/2011                                A+/A1        1,500,000     1,518,690
          Bryan Electric Systems, 3.00% due 7/1/2012                                A+/A1        1,850,000     1,922,816
          Bryan Electric Systems, 3.00% due 7/1/2013                                A+/A1        1,000,000     1,049,030
          Cedar Park  Improvement  District GO, 5.00% due 2/15/2016  (Insured:
          Natl-Re)                                                                  AA/Aa2       1,000,000     1,099,370
          Dallas County Utilities & Reclamation District,  5.15% due 2/15/2022
          (Insured: AMBAC)                                                         BBB+/A3       3,000,000     3,083,820
          Dallas Fort Worth International Airport, 5.00% due 11/1/2015              A+/A1        1,000,000     1,124,020
          Denton GO, 2.00% due 2/15/2011                                            AA/Aa2       2,080,000     2,100,155
          Denton GO, 3.00% due 2/15/2013                                            AA/Aa2       2,710,000     2,841,977
          Duncanville  ISD  GO,  0%  due  2/15/2016   pre-refunded   2/15/2012
          (Guaranty: PSF)                                                          AAA/Aaa       2,985,000     2,340,419
          Duncanville ISD GO, 0% due 2/15/2016 (Guaranty: PSF)                     AAA/Aaa          15,000        11,630
          Ennis ISD GO, 0% due  8/15/2012  pre-refunded  8/15/2010  (Guaranty:
          PSF)                                                                      NR/Aaa       1,625,000     1,471,828
          Ennis ISD GO, 0% due 8/15/2012 (Guaranty: PSF)                            NR/Aaa         835,000       755,875
          Ennis ISD GO, 0% due 8/15/2013 (Guaranty: PSF)                            NR/Aaa         845,000       717,878
          Ennis ISD GO, 0% due 8/15/2014 (Guaranty: PSF)                            NR/Aaa         855,000       681,033
          Gulf Coast Center,  6.75% due 9/1/2020  (Mental  Health  Retardation
          Center)                                                                   BBB/NR       1,320,000     1,353,106
          Harris  County  Hospital  District,  5.00% due  2/15/2015  (Insured:
          Natl-Re)                                                                   A/A1        2,075,000     2,278,101
          Hays  Consolidated ISD GO, 0% due 8/15/2013  pre-refunded  8/15/2011
          (Guaranty: PSF)                                                          AAA/Aaa       4,000,000     3,565,640
          Kimble County Hospital District GO, 5.00% due 8/15/2017                   NR/NR          510,000       526,973
          Kimble County Hospital District GO, 5.00% due 8/15/2018                   NR/NR          525,000       536,466
          La Vernia  Higher  Education  Finance  Corp.,  5.75%  due  8/15/2024
          (Kipp, Inc.)                                                              BBB/NR       3,000,000     3,103,050
          Laredo Sports Venue Sales Tax, 5.00% due 3/15/2018 (Insured: AMBAC)       A+/A1        2,040,000     2,173,130
          Lewisville  Combination Contract Special Assessment District,  4.75%
          due 9/1/2012 (Insured: ACA)                                               NR/NR        1,530,000     1,533,963
          Midtown  Redevelopment  Authority Tax Increment  Revenue,  6.00% due
          1/1/2012 (Insured: Radian)                                                A-/A3          735,000       748,517
          Midtown  Redevelopment  Authority Tax Increment  Revenue,  6.00% due
          1/1/2013 (Insured: Radian)                                                A-/A3          500,000       508,510
          Mission EDA,  6.00% due 8/1/2020  put  8/1/2013  (Waste  Management,
          Inc.) (AMT)                                                               BBB/NR       3,000,000     3,259,410
          Northside  ISD GO, 1.75% due 6/1/2037 put 6/1/2013  (Various  School
          Buildings; Insured: PSF)                                                 AAA/Aaa       4,300,000     4,300,172
          Pharr Higher Education Finance Authority,  5.75% due 8/15/2024 (Idea
          Public School)                                                            BBB/NR       5,050,000     5,186,653
          Sam Rayburn Municipal Power Agency, 6.00% due 10/1/2016                  BBB/Baa2      3,000,000     3,143,640
          Sam Rayburn Municipal Power Agency, 6.00% due 10/1/2021                  NR/Baa2       2,575,000     2,638,911
          Stafford Economic Development, 6.00% due 9/1/2017 (Insured: Natl-Re/
          FGIC)                                                                     A+/A1        1,775,000     2,094,536
          Tarrant   County   Health   Facilities,    6.625%   due   11/15/2020
          pre-refunded 11/15/2010 (Adventist/Sunbelt)                               NR/A1        3,500,000     3,616,200
          Texas City Industrial  Development Corp., 7.375% due 10/1/2020 (Arco
          Pipe Line Company)                                                         A/A2        2,450,000     2,560,152
          Texas Public Finance Authority  Charter School Finance Corp.,  6.00%
          due 2/15/2030 (Cosmos Foundation)                                         BBB/NR       1,750,000     1,757,473
          Texas Public Finance Authority  Charter School Finance Corp.,  5.00%
          due 8/15/2030 (Idea Public School; Insured: ACA)                          BBB/NR       2,000,000     1,780,820
          Texas State Public  Finance  Authority,  5.00% due  8/15/2023  (Idea
          Public School; Insured: ACA)                                              BBB/NR       3,000,000     2,820,780
          Travis County GO, 5.25% due 3/1/2021                                     AAA/Aaa       1,000,000     1,128,920
          Uptown  Development  Authority,  5.25% due 9/1/2024  (Infrastructure
          Improvement)                                                             BBB+/NR         500,000       496,020
          Uptown  Development  Authority,  5.50% due 9/1/2029  (Infrastructure
          Improvement)                                                             BBB+/NR       1,250,000     1,256,150
        U.S. Virgin Islands -- 0.85%
          Virgin Islands Public Finance Authority, 6.625% due 10/1/2029            BBB/Baa3      5,000,000     5,574,350
        Utah -- 0.93%
          City of  Herriman,  5.75% due  11/1/2027  (Towne  Center  Assessment
          Area)                                                                      A/NR        1,000,000     1,045,770
          County of Salt Lake,  5.50% due 5/15/2016 (IHC Health  Services Inc;
          Insured: AMBAC)                                                          AA+/Aa1       2,480,000     2,595,593
          Salt Lake Valley Fire Services, 5.25% due 4/1/2020                        NR/Aa2       1,250,000     1,407,737
          Utah  County  Municipal  Building  Authority,  5.50%  due  11/1/2016
          pre-refunded 11/1/2011 (Insured: AMBAC)                                   NR/Aa3       1,000,000     1,068,110
        Virginia -- 0.75%
          Fauquier County IDRB, 5.50% due 10/1/2016 (Insured: Radian)              BBB+/NR       1,000,000     1,056,020
          Hanover County IDRB Medical Facilities, 6.00% due 10/1/2021 (ETM)          A/NR          795,000       798,013
          Mecklenburg  County  Industrial  Development  Authority,  6.50%  due
          10/15/2017 (Virginia Electric and Power Company)                         NR/Baa1       2,000,000     2,021,100
          Norton  IDA,  6.00%  due  12/1/2014  (Norton   Community   Hospital;
          Insured: ACA)                                                             NR/NR        1,000,000     1,022,810
        Washington -- 3.19%
          Seattle Municipal Power and Light, 5.00% due 2/1/2019                    AA-/Aa2       3,000,000     3,483,390
          King County  Housing  Authority,  5.20% due  5/1/2028  (Birch  Creek
          Apts.)                                                                    AAA/NR       2,400,000     2,512,152
          Skagit  County  Public  Hospital  District GO,  5.125% due 12/1/2015
          (Insured: Natl-Re)                                                        NR/A1        1,900,000     2,128,665
          Washington  Health Care  Facilities,  6.00% due 12/1/2014  (Catholic
          Health Services; Insured: Natl-Re)                                        AA/Aa2       1,735,000     1,757,520
          Washington  Health Care  Facilities,  6.00% due 12/1/2015  (Catholic
          Health Services; Insured: Natl-Re)                                        AA/Aa2       1,945,000     1,969,371
          Washington  Health Care Facilities,  5.25% due 8/15/2024  (Multicare
          Systems; Insured: AGM)                                                   AAA/Aa3       1,000,000     1,065,220
          Washington  Health Care  Facilities,  6.25% due  8/1/2028  (Highline
          Medical Centers; Insured: FHA 242)                                        A+/NR        4,000,000     4,410,080
          Washington  Housing  Finance  Commission,  5.60% due 7/1/2011 (Kline
          Galland Center; Insured: Radian)                                          NR/NR          500,000       503,510
          Washington Housing Finance  Commission,  6.10% due 1/1/2016 (Seattle
          Academy; Insured: ACA)                                                    NR/NR        1,040,000     1,043,214
          Washington  Housing Finance  Commission,  5.875% due 7/1/2019 (Kline
          Galland Center; Insured: Radian)                                          NR/NR        1,000,000     1,005,370
          Washington Public Power Supply, 0% due 7/1/2011                           AA/Aaa       1,000,000       991,330
        West Virginia -- 0.24%
          West  Virginia  Hospital  Finance  Authority,   5.00%  due  6/1/2020
          (United Hospital Center; Insured: AMBAC)                                  A+/A2        1,530,000     1,589,441
        Wisconsin -- 0.41%
          Wisconsin  Health &  Educational  Facilities,  5.75%  due  8/15/2020
          (Eagle River Memorial Hospital Inc.; Insured: Radian)                     NR/NR        1,000,000     1,006,470
          Wisconsin  Housing &  Economic  Development,  5.875%  due  11/1/2016
          (Insured: AMBAC/GO of Authority)                                          AA/Aa3       1,635,000     1,646,837


TOTAL INVESTMENTS -- 98.20% (Cost $624,261,022)                                                            $ 642,637,821


OTHER ASSETS LESS LIABILITIES -- 1.80%                                                                        11,809,362


Net Assets -- 100.00%                                                                                      $ 654,447,183

Footnote Legend
+ Credit ratings are unaudited. Rating changes may have occurred subsequent to the reporting period end.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ACA        Insured by American Capital Access
AGM        Insured by Assured Guaranty Municipal Corp.
AMBAC      Insured by American Municipal Bond Assurance Corp.
AMT        Alternative Minimum Tax
CIFG       Insured by CIFG Assurance North America Inc.
COP        Certificates of Participation
DFA        Development Finance Authority
EDA        Economic Development Authority
ETM        Escrowed to Maturity
FGIC       Insured by Financial Guaranty Insurance Co.
FHA        Insured by Federal Housing Administration
FHLMC      Insured by Federal Home Loan Mortgage Corp.
FNMA       Collateralized by Federal National Mortgage Association
GNMA       Insured by Government National Mortgage Co.
GO         General Obligation
HFA        Health Facilities Authority
IBC        Insured Bond Certificate
IDA        Industrial Development Authority
IDRB       Industrial Development Revenue Bond
ISD        Independent School District
LOC        Letter of Credit
Mtg        Mortgage
MFR        Multi-Family Revenue Bond
Natl-Re    Insured by National Public Finance Guarantee Corp.
PCR        Pollution Control Revenue Bond
PSF        Guaranteed by Permanent School Fund
Radian     Insured by Radian Asset Assurance
SFMR       Single Family Mortgage Revenue Bond
SONYMA     State of New York Mortgage Authority
SPA        Stand-by Purchase Agreement
Syncora    Insured by Syncora Guarantee Inc.
USD        Unified School District

NOTES TO SCHEDULE OF INVESTMENTS:

Valuation of Investments: Debt obligations have a primary market over the counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity, and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the valuation and pricing committee determines a fair value for the obligation using procedures approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation may be unreliable, the valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the obligation.

In determining fair value for any portfolio security or other investment, the valuation and pricing committee seeks to determine the amount that an owner of the investment might reasonably expect to receive upon a sale of the investment. However, because fair value prices are estimated prices, the valuation and pricing committee's determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund's financial statements. The valuation and pricing committee's determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation Measurements: Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three levels listed below.

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment rates, credit risk, etc.)

Level 3: Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table displays a summary of the inputs used to value the Fund's net assets as of June 30, 2010. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

                                                       Fair Value Measurements at June 30, 2010
                                             Total             Level 1             Level 2             Level 3
Assets
Investments in Securities

    Municipal Bonds                    $    642,637,821   $              --    $    642,637,821   $              --

Total Investments in Securities        $    642,637,821   $              --    $    642,637,821   $              --

Other notes:
Effective beginning with the date of this report and, for periods ending after that date, it is the policy of the Fund to recognize significant transfers between Levels 1 and 2 and to disclose those transfers at the last date of the reporting period. The Fund recognized no significant transfers into and out of Levels 1 and 2 during the nine month period ended June 30, 2010.
Information respecting the Fund's significant accounting policies is provided in the Fund's most recent Semi-Annual Report.


Thornburg Strategic Municipal Income Fund                                                   June 30, 2010 Unaudited
                                                                              Credit Rating+     Principal
                                                                               S&P/Moody's        Amount        Value
        Arizona -- 2.07%
          Maricopa  County  PCR,  6.00% due  5/1/2029  put  5/1/2014  (Arizona
          Public Service Co.)                                                     BBB-/Baa2   $    500,000  $    534,910
          Salt Verde Financial Corp., 5.25% due 12/1/2028                            A/A3          235,000       224,573
          University Medical Center Corp., 6.25% due 7/1/2029                     BBB+/Baa1        100,000       106,364
          University Medical Center Corp., 6.50% due 7/1/2039                     BBB+/Baa1        275,000       292,916
        California -- 15.52%
          California Financial Authority Revenue,  8.50% due 11/1/2039 (Harbor
          Regulation)                                                              NR/Baa1       1,000,000     1,061,970
          California HFA, 0% due 8/1/2029 (Insured: AMBAC/FHA/VA)                    A/A3        1,605,000       526,023
          California State Public Works Board, 6.25% due 4/1/2034                  BBB+/A2         100,000       104,509
          California Statewide Communities  Development Authority,  6.125% due
          7/1/2046 (Aspire Public Schools)                                          NR/NR        1,000,000       993,520
          Carson  Redevelopment  Agency Tax  Allocation,  7.00% due  10/1/2036
          (Project Area 1)                                                          A-/NR          500,000       558,765
          Daly  County  Housing   Development   Finance   Agency,   5.25%  due
          12/15/2023 (Franciscan Mobile Park)                                       A-/NR          650,000       618,182
          Lee Lake Water District, 5.875% due 9/1/2027                              NR/NR          500,000       452,100
          Los Angeles COP, 5.70% due 2/1/2018                                      NR/Baa2         750,000       750,382
          M-S-R Energy Authority, 6.50% due 11/1/2039                                A/NR        1,000,000     1,071,410
          Merced  Redevelopment  Agency  Tax  Allocation,  6.50% due  9/1/2039
          (Merced Gateways)                                                         A-/NR          300,000       308,724
          Oak Park USD GO, 0% due 8/1/2030 (Insured: AGM)                          AAA/Aa2         500,000       147,240
          Riverside  County Asset Leasing  Corp.,  0% due 6/1/2021  (Riverside
          County Hospital; Insured: Natl-Re)                                         A/A1          435,000       233,543
          San Francisco City & County  Redevelopment  Financing  Authority Tax
          Allocation, 6.50% due 8/1/2039 (Mission Bay North Redevelopment)          A-/NR          250,000       268,785
          San Jose  Redevelopment  Agency Tax, 5.50% due 8/1/2035 (Merged Area
          Redevelopment)                                                             A/A1        1,000,000     1,001,480
          Sonoma County Community  Redevelopment Agency Tax Allocation,  6.50%
          due 8/1/2034 (The Springs; Insured: AGM)                                  AAA/NR         100,000       105,492
          State of California,  0.26% due 5/1/2034 put 7/1/2010 (Kindergarten;
          LOC:Citibank/California  State  Teachers  Retirement)  (daily demand
          notes)                                                                    A+/Aaa         500,000       500,000
        Colorado -- 7.70%
          Colorado  Educational  & Cultural  Facilities,  5.25% due  8/15/2019
          (Peak to Peak Charter School; Insured: Syncora)                            A/NR          100,000       103,723
          Denver Convention Center, 5.125% due 12/1/2026 (Insured: XLCA)          BBB-/Baa3      1,000,000       928,090
          Denver Convention Center, 5.00% due 12/1/2030 (Insured: Syncora)        BBB-/Baa3        250,000       220,513
          Denver Convention Center, 5.00% due 12/1/2035 (Insured: XLCA)           BBB-/Baa3        350,000       298,571
          Eagle Bend Metropolitan  District GO, 5.00% due 12/1/2020  (Insured:
          Radian)                                                                   A-/NR        1,100,000     1,094,665
          Eagle River Fire District, 6.625% due 12/1/2024                           NR/NR          225,000       230,634
          Eagle River Fire District, 6.875% due 12/1/2030                           NR/NR          400,000       401,756
          Pinery West Metropolitan District No. 2, 4.50% due 12/1/2032              NR/NR          500,000       375,615
          Public Authority For Colorado Energy,  5.75% due 11/15/2018 (Natural
          Gas Purchase Revenue; Guaranty Agreement: Merrill Lynch & Co.)             A/A2          625,000       661,006
        Connecticut -- 1.74%
          Connecticut  Health & Educational  Facilities  Authority,  6.00% due
          7/1/2039 (Ethel Walker School)                                           BBB-/NR       1,000,000       975,860
        District of Columbia -- 0.99%
          Metropolitan   Washington  Airports  Authority,   0%  due  10/1/2027
          (Dulles Toll Road; Insured: AGM)                                         AAA/Aa3       1,500,000       554,685
        Florida -- 1.32%
          Capital Trust Agency MFR, 5.875% due 6/1/2038 (American  Opportunity
          Housing)                                                                  NR/B3          380,000       163,974
          Hollywood Community Redevelopment Agency, 5.625% due 3/1/2024             NR/A3          340,000       344,403
          Santa  Rosa  Bay  Bridge  Authority,   0%  due  7/1/2013   (Insured:
          Radian-IBC)                                                               NR/B3          100,000        66,706
          St. Johns County IDA, 5.625% due 8/1/2034 (Presbyterian Retirement)       NR/NR          180,000       165,240
        Georgia -- 1.59%
          Atlanta Water & Waste Water, 6.25% due 11/1/2034                           A/A1          500,000       546,910
          Main Street Natural Gas, Inc., 5.50% due 9/15/2023 (Georgia Gas)           A/A2          350,000       346,279
        Guam -- 1.92%
          Guam Government, 5.75% due 12/1/2034 (Section 30)                        BBB-/NR         500,000       511,280
          Guam Government GO, 7.00% due 11/15/2039                                  B+/NR          520,000       564,829
        Hawaii -- 0.54%
          Hawaii State  Department  of Budget & Finance,  5.45% due  11/1/2023
          (Hawaiian Electric Co.; Insured: Natl-Re) (AMT)                          NR/Baa1         300,000       300,108
        Idaho -- 0.31%
          Madison County Hospital Revenue COP, 5.25% due 9/1/2037                  BBB-/NR         200,000       171,676
        Illinois -- 9.54%
          Broadview Tax Increment Revenue, 5.25% due 7/1/2012                       NR/NR          750,000       750,037
          Chicago Tax Increment, 4.70% due 11/15/2013 (Insured: AMBAC)              NR/NR          800,000       801,560
          Cook County GO, 5.25% due 11/15/2033                                      AA/Aa2       1,000,000     1,047,210
          Illinois  Educational  Facilities  Authority,  5.625% due  10/1/2022
          (Augustana College)                                                      NR/Baa1         625,000       636,238
          Illinois  Finance  Authority,  5.75% due 11/15/2037  (OSF Healthcare
          Systems)                                                                   A/A3          330,000       321,110
          Illinois  Finance  Authority,  6.00% due 5/15/2039  (OSF  Healthcare
          Systems)                                                                   A/A3        1,000,000       995,840
          Sangamon  County  School  District COP,  5.875% due  8/15/2018  (Hay
          Edwards; Insured: ACA)                                                    NR/NR          300,000       296,079
          Southwestern  Illinois  Development  Authority,  5.50% due 8/15/2020
          (Anderson Hospital)                                                      BBB/Baa2        500,000       500,830
        Indiana -- 0.17%
          Indiana Bond Bank, 5.25% due 10/15/2020 (Gas Revenue Program)             NR/Aa3          90,000        95,224
        Kansas -- 1.23%
          Wichita Multi Family  Housing,  5.85% due 12/1/2025  (Lein-Brentwood
          Apartments)                                                                B/NR          895,000       691,925
        Kentucky -- 3.52%
          Kentucky EDA, 0% due 10/1/2021 (Norton  Healthcare,  Inc.;  Insured:
          Natl-Re)                                                                  A/Baa1         365,000       195,735
          Kentucky EDA, 0% due 10/1/2022 (Norton  Healthcare,  Inc.;  Insured:
          Natl-Re)                                                                  A/Baa1       2,490,000     1,245,423
          Owen County Waterworks  Systems,  6.25% due 6/1/2039 (American Water
          Co.)                                                                    BBB+/Baa2        500,000       533,755
        Louisiana -- 3.26%
          Louisiana Public Facilities  Authority,  5.00% due 7/1/2032 (Black &
          Gold Facilities; Insured: CIFG)                                         BBB-/Baa3        120,000       109,122
          Louisiana  Public   Facilities   Authority,   5.375%  due  5/15/2043
          (Ochsner Clinic Foundation)                                              NR/Baa1         500,000       438,215
          Orleans Parish School Board GO, 0% due 2/1/2015 (Insured: Natl-Re/
          FGIC)                                                                     NR/NR          255,000       192,767
          West Feliciana Parish PCR, 6.60% due 9/1/2028 (Entergy Gulf States)      BBB/Baa2      1,085,000     1,085,955
        Massachusetts -- 2.03%
          Massachusetts  Development  Finance Agency,  5.75% due 12/1/2042 put
          5/1/2019 (Dominion Energy Brayton)                                       A-/Baa2         200,000       214,430
          Massachusetts Educational Financing Authority, 6.00% due 1/1/2028         AA/NR          500,000       525,105
          Massachusetts Health & Educational  Facilities Authority,  0.15% due
          12/1/2037  put 7/1/2010  (Museum of Fine Arts;  SPA: Bank of America
          N.A.) (daily demand notes)                                                AA/Aa2         400,000       400,000
        Michigan -- 8.94%
          Detroit  Sewage  Disposal  Revenue,  5.25%  due  7/1/2020  (Insured:
          Natl-Re)                                                                  A/Aa3        1,000,000     1,042,790
          Dickinson County Healthcare  Systems,  5.80% due 11/1/2024 (Insured:
          ACA-CBI)                                                                  NR/NR          230,000       224,949
          Michigan  Public  Educational   Facilities   Authority,   8.75%  due
          9/1/2039 (Bradford Academy)                                              BBB-/NR         500,000       558,180
          Michigan  State  Hospital  Finance  Authority,  5.00% due  7/15/2025
          (Oakwood Obligated Group)                                                  A/A2          650,000       637,130
          Michigan  State  Hospital  Finance  Authority,  5.75%  due  4/1/2032
          (Oakwood Obligated Group)                                                  A/A2          150,000       149,985
          Michigan  State  Hospital  Finance  Authority  Revenue,   5.75%  due
          11/15/2039                                                                 A/A1        1,000,000       981,840
          Michigan   State   Strategic   Fund,   5.00%   due   8/1/2013   (NSF
          International)                                                            A-/NR          300,000       314,928
          Michigan State Strategic Fund, 5.25% due 6/1/2018 (Clark  Retirement
          Community)                                                               BBB-/NR         895,000       862,950
          Michigan  Strategic  Fund,  7.00% due 5/1/2021  (The Detroit  Edison
          Company; Insured: Natl-Re-IBC/AMBAC)                                      NR/NR          200,000       240,014
        Minnesota -- 1.48%
          Dakota  County  Community  Development  Agency,  5.00% due 11/1/2022
          (Commons on Marice)                                                       NR/NR          400,000       356,776
          St. Paul  Housing &  Redevelopment  Authority,  5.25% due  5/15/2023
          (Healthpartners Obligated Group)                                         NR/Baa1         100,000       100,499
          Washington  County  Housing  Redevelopment  Authority,   5.625%  due
          6/1/2037 (Birchwood & Woodbury)                                           NR/NR          415,000       371,749
        Missouri -- 0.61%
          Kansas City Tax Increment Financing  Commission,  5.00% due 3/1/2012
          (Maincor)                                                                 NR/NR          340,000       342,302
        Nevada -- 0.92%
          Mesquite Redevelopment Agency Tax Allocation, 7.375% due 6/1/2024         A-/NR          500,000       517,710
        New Mexico -- 1.25%
          Santa Fe County  Charter  School  Foundation,  6.625% due  1/15/2036
          (ATC Foundation)                                                          NR/NR          485,000       446,898
          Santa Fe  Educational  Facilities,  5.50%  due  3/1/2024  (St  Johns
          College)                                                                  NR/NR          265,000       251,562
        New York -- 2.23%
          New York City GO,  0.16% due  8/1/2028  put  7/1/2010  (SPA:  Dexia)
          (daily demand notes)                                                      AA/Aa2       1,000,000     1,000,000
          New York City GO,  0.16% due  4/1/2035  put  7/1/2010  (SPA:  Dexia)
          (daily demand notes)                                                      AA/Aa2         250,000       250,000
        Ohio -- 1.15%
          Cleveland Cuyahoga County Port Authority,  6.25% due 5/15/2016 (LOC:
          FifthThird Bank)                                                          NR/NR          100,000       100,434
          Ohio State Water Development  Authority PCR, 5.875% due 6/1/2033 put
          6/1/2016 (FirstEnergy)                                                  BBB-/Baa1        500,000       546,290
        Oregon -- 1.77%
          Western Generation Agency,  5.00% due 1/1/2016 (Wauna  Cogeneration;
          Insured: ACA)                                                             NR/NR        1,000,000       990,630
        Pennsylvania -- 2.93%
          Allegheny  County  Redevelopment   Authority,   5.10%  due  7/1/2014
          (Pittsburgh Mills)                                                        NR/NR          185,000       183,905
          Pennsylvania  EDA,  5.00% due 12/1/2014  (Colver  Project;  Insured:
          AMBAC) (AMT)                                                             BBB-/Ba1        450,000       450,864
          Philadelphia IDA, 6.00% due 8/1/2035                                     BBB+/NR       1,000,000     1,005,950
        South Dakota -- 1.36%
          South Dakota Health & Educational  Facilities  Authority,  5.50% due
          11/1/2040 (Sanford Health)                                                AA-/A1         750,000       762,532
        Tennessee -- 1.05%
          Tennessee Energy Acquisition Corp., 5.00% due 2/1/2015                    A/Baa1         100,000       103,992
          Tennessee Energy Acquisition Corp., 5.25% due 9/1/2024                   BB+/Ba3         500,000       485,230
        Texas -- 11.84%
          Austin  Convention  Enterprises,  Inc.,  5.25% due 1/1/2024  (Austin
          Convention Center; Insured: XLCA)                                        BB+/Ba1         720,000       659,714
          Austin  Convention  Enterprises,  Inc.,  5.00% due 1/1/2034  (Austin
          Convention Center; Insured: Syncora)                                     BB+/Ba1         415,000       325,937
          Bexar  County  Housing   Finance  Corp.   MFR,  5.70%  due  1/1/2021
          (American Opportunity Housing; Insured: Natl-Re)                         NR/Baa1         100,000        92,972
          Bexar  County  Housing   Finance  Corp.   MFR,  5.80%  due  1/1/2031
          (American Opportunity Housing; Insured: Natl Re)                         NR/Baa1         550,000       483,049
          Clifton Higher Education Finance Corp., 9.00% due 2/15/2038              BBB-/NR       1,000,000     1,164,670
          Gulf   Coast   Waste   Disposal   Authority,   6.10%  due   8/1/2024
          (International Paper Co.) (AMT)                                          BBB/Baa3        100,000       100,241
          Kimble County Hospital District, 6.25% due 8/15/2033                      NR/NR          500,000       495,130
          La Vernia Higher Education Finance Corp., 6.25% due 8/15/2039             BBB/NR       1,000,000     1,035,040
          Sam Rayburn Municipal Power Agency, 6.00% due 10/1/2021                  NR/Baa2         100,000       102,482
          San Antonio Energy  Acquisition  Public Facilities Corp.,  5.50% due
          8/1/2021                                                                   A/A2           40,000        41,296
          Texas Public Finance Authority  Charter School Finance Corp.,  4.15%
          due 8/15/2016 (Idea Public School; Insured: ACA)                          BBB/NR         100,000        95,558
          Texas Public Finance Authority  Charter School Finance Corp.,  5.00%
          due 8/15/2023 (Idea Public School; Insured: ACA)                          BBB/NR         155,000       145,740
          Texas Public Finance Authority  Charter School Finance Corp.,  5.00%
          due 8/15/2030 (Idea Public School; Insured: ACA)                          BBB/NR       1,000,000       890,410
          Texas Public Finance Authority  Charter School Finance Corp.,  6.20%
          due 2/15/2040 (Cosmos Foundation Inc.)                                    BBB/NR       1,000,000     1,003,500
        U.S. Virgin Islands -- 1.26%
          Virgin Islands Public Finance Authority, 6.75% due 10/1/2037             BBB/Baa3        500,000       556,690
          Virgin Islands Water & Power Authority, 5.50% due 7/1/2017               NR/Baa3         150,000       150,213
        Utah -- 1.80%
          Utah  Special   Assessment,   4.75%  due  11/1/2022   (Towne  Center
          Assessment Area)                                                           A/NR        1,000,000     1,011,070
        Virginia -- 3.89%
          Mecklenburg  County  Industrial  Development  Authority,  6.50%  due
          10/15/2017 (Virginia Electric and Power Company)                         NR/Baa1       1,000,000     1,010,550
          Norton  IDA,  6.00%  due  12/1/2014  (Norton   Community   Hospital;
          Insured: ACA)                                                             NR/NR          635,000       649,484
          Virginia  Small  Business  Financing  Authority,  9.00% due 7/1/2039
          (Hampton RDS Proton)                                                      NR/NR          500,000       522,020
        Washington -- 1.78%
          Washington  HFA,  5.70%  due  7/1/2038  (Overlake  Hospital  Medical
          Center)                                                                  BBB+/A3       1,000,000       998,610


TOTAL INVESTMENTS -- 97.71% (Cost $51,891,867)                                                              $ 54,778,436


OTHER ASSETS LESS LIABILITIES -- 2.29%                                                                         1,284,300


Net Assets -- 100.00%                                                                                       $ 56,062,736

Footnote Legend
+ Credit ratings are unaudited. Rating changes may have occurred subsequent to the reporting period end.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ACA        Insured by American Capital Access
AGM        Insured by Assured Guaranty Municipal Corp.
AMBAC      Insured by American Municipal Bond Assurance Corp.
AMT        Alternative Minimum Tax
CIFG       Insured by CIFG Assurance North America Inc.
COP        Certificates of Participation
EDA        Economic Development Authority
FGIC       Insured by Financial Guaranty Insurance Co.
FHA        Insured by Federal Housing Administration
GO         General Obligation
HFA        Health Facilities Authority
IDA        Industrial Development Authority
LOC        Letter of Credit
MFR        Multi-Family Revenue Bond
Natl-Re    Insured by National Public Finance Guarantee Corp.
PCR        Pollution Control Revenue Bond
Radian     Insured by Radian Asset Assurance
SPA        Stand-by Purchase Agreement
Syncora    Insured by Syncora Guarantee Inc.
USD        Unified School District
XLCA       Insured by XL Capital Assurance

NOTES TO SCHEDULE OF INVESTMENTS:

Valuation of Investments: Debt obligations have a primary market over the counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity, and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the valuation and pricing committee determines a fair value for the obligation using procedures approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation may be unreliable, the valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the obligation.

In determining fair value for any portfolio security or other investment, the valuation and pricing committee seeks to determine the amount that an owner of the investment might reasonably expect to receive upon a sale of the investment. However, because fair value prices are estimated prices, the valuation and pricing committee's determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund's financial statements. The valuation and pricing committee's determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation Measurements: Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three levels listed below.

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment rates, credit risk, etc.)

Level 3: Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table displays a summary of the inputs used to value the Fund's net assets as of June 30, 2010. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

                                                       Fair Value Measurements at June 30, 2010
                                             Total             Level 1             Level 2             Level 3
Assets
Investments in Securities

    Municipal Bonds                    $     54,778,436   $              --    $     54,778,436   $              --

Total Investments in Securities        $     54,778,436   $              --    $     54,778,436   $              --

Other notes:
Effective beginning with the date of this report and, for periods ending after that date, it is the policy of the Fund to recognize significant transfers between Levels 1 and 2 and to disclose those transfers at the last date of the reporting period. The Fund recognized no significant transfers into and out of Levels 1 and 2 during the nine month period ended June 30, 2010.
Information respecting the Fund's significant accounting policies is provided in the Fund's most recent Semi-Annual Report.

Thornburg California Limited Term Municipal Fund                                            June 30, 2010 Unaudited
                                                                              Credit Rating+     Principal
                                                                               S&P/Moody's        Amount        Value

        ABAG Finance  Authority,  4.75% due  10/1/2011  (California  School of
        Mechanical Arts)                                                           NR/A3      $  435,000    $  449,660
        ABAG Finance  Authority,  4.75% due  10/1/2012  (California  School of
        Mechanical Arts)                                                           NR/A3         455,000       473,009
        Alameda County COP, 5.375% due 12/1/2010 (Insured: Natl-Re)                NR/A1       2,000,000     2,029,820
        Alameda County COP,  5.625% due 12/1/2016  (Santa Rita Jail;  Insured:
        AMBAC)                                                                     AA-/NR      1,830,000     2,112,826
        Alvord USD GO, 5.25% due 2/1/2014 (Insured: Natl-Re)                      A+/Baa1      1,150,000     1,270,543
        Bay Area Toll Authority, 5.00% due 4/1/2016 (San Francisco Bay Area)       AA/Aa3      2,075,000     2,404,282
        Burbank Water & Power, 5.00% due 6/1/2015                                  AA-/A1        750,000       856,042
        Burbank Water & Power, 5.00% due 6/1/2016                                  AA-/A1        500,000       574,095
        Burbank Water & Power, 5.00% due 6/1/2017                                  AA-/A1      1,000,000     1,149,160
        Burbank Water & Power, 5.00% due 6/1/2018                                  AA-/A1        360,000       411,610
        Burbank Water & Power, 5.00% due 6/1/2020                                  AA-/A1        625,000       708,869
        Calexico USD GO, 6.75% due 9/1/2017                                       BBB+/NR      3,060,000     3,301,281
        California  Educational  Facilities  Authority,   5.00%  due  4/1/2018
        (Pitzer College)                                                           NR/A3       1,540,000     1,667,620
        California  Educational  Facilities  Authority,   5.00%  due  4/1/2020
        (Pitzer College)                                                           NR/A3       1,445,000     1,546,786
        California HFA, 5.00% due 11/15/2011 (Cedars Sinai Medical Center)         NR/A2       1,500,000     1,574,730
        California HFA, 5.25% due 10/1/2013 (Providence Health)                    AA/Aa2        650,000       719,979
        California HFA, 5.00% due 8/15/2014 (Cedars Sinai Medical Center)          NR/A2       1,500,000     1,637,640
       aCalifornia HFA, 6.00% due 10/1/2018 (Providence Health)                    AA/Aa2      1,000,000     1,169,200
        California HFA, 5.10% due 2/1/2019 (Episcopal Home)                        A-/NR       2,000,000     2,037,080
        California HFA, 5.00% due 7/1/2027 put 7/1/2014  (Catholic  Healthcare
        West)                                                                       A/A2       2,000,000     2,173,420
        California HFA, 0% due 8/1/2029 (Insured: AMBAC/FHA/VA)                     A/A3       2,405,000       788,215
        California Housing Finance Agency,  4.85% due 8/1/2016 (Insured:  AGM)
        (AMT)                                                                     AAA/Aa3      1,000,000     1,022,740
        California Housing Finance Agency, 9.875% due 2/1/2017                      A/A3       1,345,000     1,351,550
        California Housing Finance Agency,  5.00% due 8/1/2017 (Insured:  AGM)
        (AMT)                                                                     AAA/Aa3        980,000     1,007,254
        California Housing Finance Agency, 5.125% due 8/1/2018 (Insured:  AGM)
        (AMT)                                                                     AAA/Aa3      1,000,000       996,030
        California  Infrastructure  &  Economic  Development  Bank,  5.25% due
        8/15/2020 (King City High School)                                          A-/NR       1,000,000     1,065,900
        California  Infrastructure  &  Economic  Development  Bank,  0.10% due
        10/1/2023 put 7/1/2010 (J Paul Getty Trust) (daily demand notes)          AAA/Aaa      4,100,000     4,100,000
        California Mobile Home Park Financing Authority,  4.75% due 11/15/2010
        (Rancho Vallecitos; Insured: ACA)                                          NR/NR         255,000       255,609
        California Mobile Home Park Financing Authority,  5.00% due 11/15/2013
        (Rancho Vallecitos; Insured: ACA)                                          NR/NR         570,000       577,376
        California PCR, 5.90% due 6/1/2014 (San Diego Gas & Electric)               A/A2       2,500,000     2,833,725
        California PCR, 5.35% due 12/1/2016 (Pacific Gas & Electric) (AMT)          A/A3       2,000,000     2,074,120
        California PCR Solid Waste Disposal,  6.75% due 7/1/2011 (North County
        Recycling Center) (ETM)                                                    NR/Aaa        500,000       514,645
        California PCR Solid Waste Disposal,  5.25% due 6/1/2023 put 12/1/2017
        (Republic Services, Inc.) (AMT)                                           BBB/Baa3     1,620,000     1,657,876
        California State Department of Transportation  COP, 5.25% due 3/1/2016
        (Insured: Natl-Re)                                                          A/A2       2,000,000     2,006,940
        California  State  Department of Water Resources  Power Supply,  6.00%
        due 5/1/2013                                                              AA-/Aa3      2,270,000     2,504,854
        California  State  Department of Water Resources  Power Supply,  5.00%
        due 5/1/2015                                                              AA-/Aa3      5,000,000     5,661,150
        California State Economic Recovery GO, 5.00% due 7/1/2018                  A+/Aa3      3,000,000     3,406,920
        California State GO, 5.75% due 10/1/2010 (Insured: AGM)                   AAA/Aa3      1,000,000     1,013,000
        California  State  GO,  5.50%  due  3/1/2012   (School   Improvements;
        Insured: FGIC-TCRS)                                                         A/A1         230,000       231,727
        California  State  Public  Works  Board  Lease,  5.25%  due  10/1/2013
        (California State University)                                             BBB+/Aa3       500,000       501,240
        California State Public Works Board Lease, 5.25% due 12/1/2014            BBB+/A2      1,525,000     1,535,050
        California  State  Public  Works  Board  Lease,   5.00%  due  1/1/2015
        (Department of Corrections; Insured: AMBAC)                               BBB+/A2      2,000,000     2,142,920
        California  State  Public  Works  Board  Lease,  5.00%  due  11/1/2015
        (Various Universities)                                                    AA-/Aa2      1,000,000     1,104,180
        California  State  Public  Works  Board  Lease,  5.00%  due  11/1/2016
        (California State University)                                             BBB+/Aa3     1,000,000     1,078,990
        California  Statewide  Communities  Development  Authority,  5.00% due
        6/15/2013                                                                  A-/A1       2,500,000     2,706,875
        California  Statewide  Communities  Development  Authority,  5.00% due
        5/15/2015 (Irvine LLC-UCI East Campus)                                    NR/Baa2      2,300,000     2,488,646
        California  Statewide  Communities  Development  Authority,  5.00% due
        4/1/2019 (Guaranty Agreement: Kaiser Permanente)                           A+/NR       3,000,000     3,250,170
        California  Statewide  Communities  Development  Authority,  5.00% due
        7/1/2020 (Aspire Public Schools)                                           NR/NR       1,350,000     1,380,969
        California  Statewide  Community  Development  Authority,   5.00%  due
        7/1/2010 (Huntington Memorial Hospital)                                    A+/NR       1,000,000     1,000,100
        California  Statewide  Community  Development  Authority,   5.25%  due
        8/1/2014 (East Campus Apartments; Insured: ACA)                           NR/Baa1      1,215,000     1,257,622
        California  Statewide  Community  Development  Authority,   5.50%  due
        8/15/2014 (Enloe Medical Center; Insured: CA Mtg Insurance)                A-/NR         750,000       826,957
        California  Statewide Community  Development  Authority COP, 6.50% due
        8/1/2012 (Cedars Sinai Center Hospital; Insured: Natl-Re)                   A/A2         430,000       452,111
        California  Statewide Community  Development  Authority PCR, 4.10% due
        4/1/2028  put  4/1/2013  (Southern  California  Edison  Co.;  Insured:
        Syncora)                                                                    A/A1       2,575,000     2,679,674
        Carson  Redevelopment  Agency  Tax  Allocation,  6.00%  due  10/1/2019
        (Project Area 1)                                                           A-/NR       1,050,000     1,175,212
        Central  Union  High  School  District  Imperial  County,   5.00%  due
        8/1/2012 (Insured: Natl-Re/FGIC)                                           A+/NR         830,000       878,671
        Central Valley Financing Authority, 5.00% due 7/1/2015 (Carson Ice)        A+/A1       1,000,000     1,110,720
        Central Valley Financing Authority, 5.25% due 7/1/2020 (Carson Ice)        A+/A1         500,000       558,540
        Cerritos  Public  Financing   Authority  Tax  Allocation,   5.00%  due
        11/1/2014 (Insured: AMBAC)                                                 A-/NR       1,260,000     1,357,184
        Chula Vista COP, 5.25% due 3/1/2020                                        A-/NR       1,300,000     1,366,313
        City of Folsom, 4.00% due 12/1/2014 (Community  Facilities District No
        2)                                                                         A+/NR         755,000       783,071
        City of Folsom, 5.00% due 12/1/2016 (Community  Facilities District No
        2)                                                                         A+/NR       1,100,000     1,171,115
        City of Folsom, 5.00% due 12/1/2018 (Community  Facilities District No
        2)                                                                         A+/NR         965,000     1,012,401
        Contra Costa Water District, 2.50% due 10/1/2013                           AA+/NR      2,000,000     2,082,020
       aCorona Norco USD GO, 0% due 9/1/2017 (Insured: AGM)                       AAA/Aa2      1,595,000     1,186,473
        Desert Sands USD COP, 5.25% due 3/1/2014 (School Improvements)             A+/A1       1,745,000     1,887,008
        Desert Sands USD COP, 5.00% due 3/1/2017 (School Improvements)             A+/A1       1,500,000     1,597,080
        Escondido USD GO, 6.10% due 11/1/2011 (Insured: Natl-Re)                   A/Baa1        500,000       509,005
        Fillmore  Public  Financing  Authority,   5.00%  due  5/1/2016  (Water
        Recycling; Insured: CIFG)                                                   A/A2         735,000       789,655
        High Desert California Memorial Health Care, 5.40% due 10/1/2011           NR/NR       1,315,000     1,316,473
        Inland Valley Development Agency, 5.25% due 4/1/2012                        A/NR       1,490,000     1,564,455
        Irvine  Ranch Water  District  GO,  0.15% due  10/1/2041  put 7/1/2010
        (LOC: Bank of America) (daily demand notes)                                A+/Aa3      4,500,000     4,500,000
        Kern Community College District COP, 4.00% due 4/1/2014                   SP-1+/NR     2,000,000     2,057,500
        Kern High School District GO, 7.00% due 8/1/2010 (ETM)                    NR/Baa1        165,000       165,952
        Kings Canyon Joint  Unified  School  District GO,  5.375% due 8/1/2017
        (Insured: Natl-Re)                                                         A+/NR       1,000,000     1,057,680
       aLindsay USD COP, 5.75% due 10/1/2017 (Insured: AGM)                        AAA/NR      1,160,000     1,235,493
        Lindsay USD COP, 6.00% due 10/1/2018 (Insured: AGM)                        AAA/NR        680,000       731,027
        Los  Angeles  Community   Redevelopment  Agency,  5.75%  due  7/1/2010
        (Cinerama Dome Public Parking; Insured: ACA)                               NR/NR         435,000       434,970
        Los  Angeles  Convention  &  Exhibition  Center  Authority,  5.00% due
        8/15/2016                                                                  AA-/A1      2,000,000     2,226,840
        Los Angeles COP, 5.00% due 2/1/2012 (Insured: Natl-Re)                     A+/A2       1,400,000     1,481,382
        Los Angeles  County  Schools,  5.00% due 6/1/2016  (Pooled  Financing;
        Insured: Natl-Re)                                                          A/Baa1      1,000,000     1,068,130
        Los Angeles  County  Schools,  5.00% due 6/1/2017  (Pooled  Financing;
        Insured: Natl-Re)                                                          A/Baa1      1,010,000     1,069,802
       aLos Angeles  Department of Airports,  5.50% due 5/15/2018 (Los Angeles
        Int'l.)                                                                    AA/Aa3      2,000,000     2,251,320
        Los Angeles  Department of Water & Power, 5.25% due 7/1/2011 (Insured:
        Natl-Re)                                                                  AA-/Aa3      3,000,000     3,146,400
        Los  Angeles  Department  of Water & Power,  0.14%  due  7/1/2034  put
        7/1/2010 (SPA: Bank of America N.A.) (daily demand notes)                 AA-/Aa3      1,400,000     1,400,000
        Los Angeles Solid Waste, 3.00% due 2/1/2011                                AA/Aa2      1,610,000     1,633,458
        Los Angeles Solid Waste, 4.00% due 2/1/2012                                AA/Aa2        850,000       893,970
        Los Angeles  Unified School  District,  5.00% due 10/1/2015  (Insured:
        AMBAC)                                                                     A+/A1       1,500,000     1,629,900
        Los Angeles USD GO, 5.50% due 7/1/2012 (Insured: Natl-Re)                 AA-/Aa2      2,500,000     2,714,700
        Merced Redevelopment Agency Tax Allocation, 5.25% due 9/1/2020             A-/NR       1,190,000     1,245,442
        Milpitas  Redevelopment  Agency  Tax  Allocation,  5.00% due  9/1/2015
        (Insured: Natl-Re)                                                         A/Baa1      2,000,000     2,103,900
        Mojave USD COP, 0% due 9/1/2017 (Insured: AGM)                             AAA/NR      1,045,000       788,348
        Mojave USD COP, 0% due 9/1/2018 (Insured: AGM)                             AAA/NR      1,095,000       761,857
        Monterey  County  COP,  5.00%  due  8/1/2014   (Refinancing   Project;
        Insured: AGM)                                                             AAA/Aa3      2,000,000     2,229,340
        Northern California Power Agency, 4.00% due 7/1/2015                        A/A2         500,000       530,610
        Northern California Power Agency, 5.00% due 7/1/2016                        A/A2         500,000       550,520
        Northern California Power Agency, 5.00% due 7/1/2018                        A/A2       1,250,000     1,362,575
        Northern  California  Power  Agency,  5.00% due 6/1/2019  (Lodi Energy
        Center)                                                                    A-/A3       2,340,000     2,539,438
        Norwalk  Redevelopment  Agency  Tax  Allocation,  5.00% due  10/1/2014
        (Insured: Natl-Re)                                                         A/Baa1        625,000       669,369
        Oxnard Financing  Authority Solid Waste,  5.25% due 6/1/2014 (Insured:
        Natl-Re/FGIC)                                                              A+/NR       1,000,000     1,088,110
        Oxnard Financing  Authority Waste Water,  5.00% due 5/1/2013 (Insured:
        AMBAC) (AMT)                                                                A/NR       2,115,000     2,254,696
        Palomar Pomerado Health GO, 0% due 8/1/2019 (Insured: AGM)                AAA/Aa3      2,000,000     1,314,600
        Pittsburg  Redevelopment  Agency Tax  Allocation,  5.00% due  8/1/2020
        (Los Medanos Community Development Project; Insured: Natl-Re)             A+/Baa1      1,105,000     1,114,216
        Port Oakland California,  5.75% due 11/1/2012 (Port,  Airport & Marina
        Improvements; Insured: Natl-Re/FGIC) (AMT)                                  A/A2       2,160,000     2,167,106
        Richmond Joint Powers Financing Authority,  5.25% due 5/15/2013 (Lease
        & Gas Tax)                                                                  A/NR         300,000       300,219
       bRidgecrest  Redevelopment  Agency,  5.00%  due  6/30/2016  (Ridgecrest
        Redevelopment Project)                                                    A-/Baa1      1,055,000     1,098,276
       bRidgecrest  Redevelopment  Agency,  5.00%  due  6/30/2017  (Ridgecrest
        Redevelopment Project)                                                    A-/Baa1      1,055,000     1,083,569
       bRidgecrest  Redevelopment  Agency,  5.25%  due  6/30/2018  (Ridgecrest
        Redevelopment Project)                                                    A-/Baa1      1,050,000     1,083,264
       bRidgecrest  Redevelopment  Agency,  5.50%  due  6/30/2019  (Ridgecrest
        Redevelopment Project)                                                    A-/Baa1      1,050,000     1,091,611
       bRidgecrest  Redevelopment  Agency,  5.50%  due  6/30/2020  (Ridgecrest
        Redevelopment Project)                                                    A-/Baa1      1,040,000     1,070,628
        Riverside County,  0.28% due 12/1/2015 put 7/1/2010  (Riverside County
        Public Facility; LOC: State Street B&T Co.) (daily demand notes)          AA-/Aa2      1,200,000     1,200,000
        Riverside County Palm Desert Financing Authority, 5.00% due 5/1/2013       AA-/A1      1,000,000     1,083,850
        Roseville Natural Gas Financing Authority, 5.00% due 2/15/2017              A/A2       1,000,000     1,013,670
        Sacramento  City  Financing  Authority,  0%  due  11/1/2014  (Insured:
        Natl-Re)                                                                   A/Baa1      3,310,000     2,736,774
       aSacramento  Cogeneration  Authority,  5.00% due  7/1/2015  (Procter  &
        Gamble)                                                                    A+/A1       1,100,000     1,233,298
        Sacramento  Cogeneration  Authority,  5.00% due  7/1/2019  (Procter  &
        Gamble)                                                                    A+/A1         625,000       698,400
        San  Bernardino  County  Community  Facilities  District,   5.10%  due
        9/1/2011                                                                   NR/NR         190,000       193,924
        San  Bernardino  County  Community  Facilities  District,   5.20%  due
        9/1/2012                                                                   NR/NR         205,000       211,214
        San  Bernardino  County  Community  Facilities  District,   5.30%  due
        9/1/2013                                                                   NR/NR         300,000       310,833
        San Bernardino  County Multi Family Housing,  4.75% due 12/15/2031 put
        12/15/2011 (Rolling Ridge LLC; Collateralized: FNMA)                       NR/Aaa      3,100,000     3,247,250
        San Diego County COP, 5.625% due 9/1/2012 (Insured: AMBAC)                 NR/Aa3        350,000       359,503
        San Francisco City & County  Airports  Commission,  5.25% due 5/1/2013
        pre-refunded 5/1/11 (Insured: Natl-Re)                                     A/A1         425,000       442,247
        San Francisco City & County  Airports  Commission,  5.25% due 5/1/2013
        (Insured: Natl-Re)                                                          A/A1         630,000       650,651
        San  Francisco  City & County  Redevelopment  Agency,  0% due 7/1/2010
        (George R. Moscone Convention Center)                                     AA-/Aa2      1,380,000     1,379,931
       aSan  Francisco  City & County  Redevelopment  Agency,  0% due 7/1/2011
        (George R. Moscone; Insured: Natl Re-IBC)                                 AA-/Aa2      1,200,000     1,188,888
        San Joaquin  County COP,  5.50% due  11/15/2013  (Capital  Facilities;
        Insured: Natl-Re)                                                          A/Baa1      1,000,000     1,041,640
        San Joaquin  Delta  Community  College  District  GO, 0% due  8/1/2019
        (Insured: AGM)                                                            AAA/Aa2      5,000,000     3,329,200
        San Jose  Evergreen  Community  College  District  GO, 0% due 9/1/2011
        crossover refunded 9/1/2010 (Insured: AMBAC)                              AA-/Aa1      2,200,000     2,081,156
        San Jose  Redevelopment  Agency  Tax  Allocation,  5.25% due  8/1/2012
        (Merged Area Redevelopment; Insured: Natl-Re)                               A/A2       1,000,000     1,061,350
        San Luis & Delta-Mendota  Water  Authority,  4.50% due 3/1/2014 (Water
        Utility Improvements)                                                      A+/NR       2,000,000     2,134,420
        San Mateo  Flood  Control  District  COP,  5.25% due  8/1/2017  (Colma
        Creek; Insured: Natl-Re)                                                   A/Baa1      1,000,000     1,000,900
        San Mateo USD GO, 0% due 9/1/2019 (Insured: Natl-Re/FGIC)                  AA/Aa1      2,000,000     1,380,980
        Santa Barbara County, 5.25% due 12/1/2014 (Insured: AMBAC)                AA+/Aa3      1,145,000     1,235,283
        Santa Clara County Financing Authority,  5.00% due 5/15/2012 (Multiple
        Facilities)                                                                AA/Aa2      1,000,000     1,076,950
        Seal  Beach   Redevelopment   Agency  Mobile  Home  Park,   5.20%  due
        12/15/2013 (Insured: ACA)                                                  NR/NR         470,000       479,334
        Solano County COP, 5.00% due 11/15/2013                                    AA-/A1      1,780,000     1,942,122
        Solano County COP, 5.00% due 11/15/2016                                    AA-/A1      1,000,000     1,081,740
        Southeast   Resource  Recovery   Facilities   Authority,   5.375%  due
        12/1/2013 (Insured: AMBAC) (AMT)                                           A+/A1       1,060,000     1,144,079
        Southeast Resource Recovery Facilities Authority,  5.25% due 12/1/2017
        (Insured: AMBAC)                                                           A+/A1       1,000,000     1,051,030
        Southern  California  Public  Power  Authority,   5.15%  due  7/1/2015
        (Insured: AMBAC)                                                           NR/Aa3        350,000       397,240
        Southern  California  Public  Power  Authority,   5.15%  due  7/1/2015
        (Insured: AMBAC)                                                           NR/Aa3        250,000       283,743
        Torrance  Hospital  Revenue,  6.00% due  6/1/2022  (Torrance  Memorial
        Medical Center)                                                            A+/A1       2,600,000     2,697,500
        Tracy Area Public Facilities  Financing Agency Special Tax, 5.875% due
        10/1/2019 (Community Facilities District No. 87)                           A/Baa1        835,000       860,701
        Tuolumne Wind Project Authority, 5.00% due 1/1/2015 (Tuolumne Co.)         A+/A1         500,000       557,660
        Tuolumne Wind Project Authority, 5.00% due 1/1/2018 (Tuolumne Co.)         A+/A1       1,460,000     1,625,812
        Turlock Irrigation District, 5.00% due 1/1/2015                            A+/A1       1,125,000     1,259,336
        Turlock Irrigation District, 5.00% due 1/1/2019                            A+/A1       1,000,000     1,119,640
        Twin Rivers USD GO, 0% due 4/1/2014                                        A+/NR       1,000,000       891,630
        Val Verde USD COP, 5.00% due 1/1/2014 (Insured: Natl-Re/FGIC) (ETM)        NR/NR         445,000       505,133
        Victorville  Redevelopment  Agency,  5.00% due 12/1/2014  (Bear Valley
        Road Redevelopment; Insured: AGM)                                         AAA/Aa3        255,000       272,516
        Walnut Valley USD GO, 8.75% due 8/1/2010 (Insured: Natl-Re) (ETM)          AA-/NR      1,000,000     1,007,250
        Washington  USD COP,  5.00% due 8/1/2017  (New High  School;  Insured:
        AMBAC)                                                                      A/NR         725,000       769,370
        Washington  USD Yolo  County,  5.00% due  8/1/2021  (New High  School;
        Insured: AMBAC)                                                             A/NR         910,000       927,244
        Whittier Solid Waste, 5.375% due 8/1/2014 (Insured: AMBAC)                 NR/NR         700,000       701,169


TOTAL INVESTMENTS --100.00%(Cost $ 203,907,190)                                                          $ 210,100,962


LIABILITIES NET OF OTHER ASSETS -- (0.00)%                                                                     (10,273)


NET ASSETS -- 100.00%                                                                                    $ 210,090,689

Footnote Legend
+ Credit ratings are unaudited. Rating changes may have occurred subsequent to the reporting period end.
a     Segregated as collateral for a when-issued security.
b     When-issued security.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below: ABAG Association of Bay Area Governments ACA Insured by American Capital Access AGM Insured by Assured Guaranty Municipal Corp.
AMBAC      Insured by American Municipal Bond Assurance Corp.
AMT        Alternative Minimum Tax
CIFG       Insured by CIFG Assurance North America Inc.
COP        Certificates of Participation
ETM        Escrowed to Maturity
FGIC       Insured by Financial Guaranty Insurance Co.
FHA        Insured by Federal Housing Administration
FNMA       Collateralized by Federal National Mortgage Association
GO         General Obligation
HFA        Health Facilities Authority
LOC        Letter of Credit
Mtg        Mortgage
Natl-Re    Insured by National Public Finance Guarantee Corp.
PCR        Pollution Control Revenue Bond
SPA        Stand-by Purchase Agreement
Syncora    Insured by Syncora Guarantee Inc.
USD        Unified School District

NOTES TO SCHEDULE OF INVESTMENTS:

Valuation of Investments: Debt obligations have a primary market over the counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity, and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the valuation and pricing committee determines a fair value for the obligation using procedures approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation may be unreliable, the valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the obligation.

In determining fair value for any portfolio security or other investment, the valuation and pricing committee seeks to determine the amount that an owner of the investment might reasonably expect to receive upon a sale of the investment. However, because fair value prices are estimated prices, the valuation and pricing committee's determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund's financial statements. The valuation and pricing committee's determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation Measurements: Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three levels listed below.

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment rates, credit risk, etc.)

Level 3: Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table displays a summary of the inputs used to value the Fund's net assets as of June 30, 2010. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

                                                       Fair Value Measurements at June 30, 2010
                                             Total             Level 1             Level 2             Level 3
Assets
Investments in Securities

    Municipal Bonds                    $    210,100,962   $              --    $    210,100,962   $              --

Total Investments in Securities        $    210,100,962   $              --    $    210,100,962   $              --

Other notes:
Effective beginning with the date of this report and, for periods ending after that date, it is the policy of the Fund to recognize significant transfers between Levels 1 and 2 and to disclose those transfers at the last date of the reporting period. The Fund recognized no significant transfers into and out of Levels 1 and 2 during the nine month period ended June 30, 2010.
Information respecting the Fund's significant accounting policies is provided in the Fund's most recent Semi-Annual Report.

Thornburg New Mexico Intermediate Municipal Fund                                            June 30, 2010 Unaudited
                                                                              Credit Rating+     Principal
                                                                               S&P/Moody's        Amount        Value


        Albuquerque Airport, 5.50% due 7/1/2013                                     A/A1     $ 4,000,000   $ 4,400,520
        Albuquerque GO, 3.25% due 7/1/2011                                        AAA/Aa1      3,000,000     3,087,000
        Albuquerque GRT, 0% due 7/1/2012 pre-refunded 7/1/2011                    AAA/Aa2      1,775,000     1,696,652
        Albuquerque GRT, 0% due 7/1/2012 (Insured: AGM)                           AAA/Aa2        225,000       212,171
        Albuquerque GRT, 5.00% due 7/1/2021                                       AAA/Aa2      1,340,000     1,504,525
        Albuquerque GRT, 5.00% due 7/1/2021                                       AAA/Aa2      3,000,000     3,368,340
        Albuquerque  IDRB,  5.15% due 4/1/2016 (MCT Industries Inc.; LOC: Bank
        of the West) (AMT)                                                         NR/A1       1,170,000     1,219,397
        Albuquerque  IDRB,  5.25% due 4/1/2017 (MCT Industries Inc.; LOC: Bank
        of the West) (AMT)                                                         NR/A1       2,140,000     2,220,806
        Albuquerque Municipal School District GO, 5.00% due 8/1/2015               AA/Aa1        655,000       657,384
        Albuquerque  Refuse Removal & Disposal,  5.00% due 7/1/2010  (Insured:
        AGM)                                                                      AAA/Aa3        415,000       415,054
        Bernalillo County GO, 2.50% due 2/1/2013                                  AAA/Aaa      1,095,000     1,140,344
        Bernalillo County GRT, 5.25% due 10/1/2012                                AAA/Aa2      1,000,000     1,100,210
        Bernalillo County GRT, 5.00% due 4/1/2021 (Insured: Natl-Re)               AA/Aa2      3,000,000     3,392,460
        Bernalillo County GRT, 5.25% due 10/1/2022 (Insured: AMBAC)               AAA/Aa2      3,170,000     3,794,712
        Bernalillo County GRT, 5.25% due 10/1/2023 (Insured: AMBAC)               AAA/Aa2      1,275,000     1,529,745
        Bernalillo County GRT, 5.25% due 10/1/2025 (Insured: AMBAC)               AAA/Aa2      3,850,000     4,615,534
        Bernalillo County Water Utility Authority, 5.00% due 7/1/2021             AAA/Aa1      1,520,000     1,737,010
        Bernalillo County Water Utility Authority, 5.50% due 7/1/2025             AAA/Aa1      1,000,000     1,150,810
        Bernalillo County Water Utility Authority, 5.00% due 7/1/2026             AAA/Aa1      1,420,000     1,547,885
        Cibola County GRT, 6.00% due 11/1/2010 (Insured: AMBAC) (ETM)              NR/NR         555,000       565,712
        Colfax County GRT, 5.00% due 9/1/2019                                      A-/NR       1,000,000     1,029,810
        Colfax County GRT, 5.50% due 9/1/2029                                      A-/NR       2,510,000     2,540,421
        Farmington  Hospital,  5.00% due 6/1/2017 (San Juan  Regional  Medical
        Center)                                                                    NR/A3       1,035,000     1,108,620
        Farmington  Hospital,  5.125% due 6/1/2018 (San Juan Regional  Medical
        Center)                                                                    NR/A3         570,000       591,985
        Farmington  Hospital,  5.125% due 6/1/2019 (San Juan Regional  Medical
        Center)                                                                    NR/A3         645,000       666,053
        Farmington  Hospital,  5.00% due 6/1/2022 (San Juan  Regional  Medical
        Center)                                                                    NR/A3       2,825,000     2,913,168
        Farmington  PCR, 0.17% due 5/1/2024 put 7/1/2010 (LOC:  Barclays Bank)
        (daily demand notes)                                                       AA/Aa3      3,400,000     3,400,000
        Farmington  PCR,  4.00% due 6/1/2032  put  8/1/2012 (El Paso  Electric
        Co.; Insured: Natl-Re/FGIC)                                               BBB/Baa2     2,000,000     2,001,300
        Farmington Utility Systems, 5.00% due 5/15/2012 (Insured: AGM)             AAA/A1      6,095,000     6,318,687
        Gallup PCR Tri-State Generation, 5.00% due 8/15/2011 (Insured: AMBAC)      A/Baa1        500,000       517,675
        Gallup PCR Tri-State Generation, 5.00% due 8/15/2012 (Insured: AMBAC)      A/Baa1      3,345,000     3,533,324
        Gallup PCR Tri-State Generation, 5.00% due 8/15/2013 (Insured: AMBAC)      A/Baa1      2,110,000     2,262,954
        Gallup PCR Tri-State Generation, 5.00% due 8/15/2017 (Insured: AMBAC)      A/Baa1      3,540,000     3,702,415
        Grant County Department of Health, 5.50% due 7/1/2020 (Ft. Bayard)         AA/Aa1      1,565,000     1,730,061
        Grant County Department of Health, 5.50% due 7/1/2021 (Ft. Bayard)         AA/Aa1      1,655,000     1,816,445
        Grant County Department of Health, 5.50% due 7/1/2022 (Ft. Bayard)         AA/Aa1      1,745,000     1,901,544
        Grant County  Hospital  Facility,  5.50% due 8/1/2010  (Gila  Regional
        Medical Center; Insured: Radian)                                           BBB/NR        700,000       702,086
        Guam Government, 5.375% due 12/1/2024                                     BBB-/NR      2,000,000     2,034,660
        Los Alamos County GRT Improvement, 5.75% due 6/1/2016                     AA+/Aa3      1,000,000     1,188,240
        Los Alamos County GRT Improvement, 5.625% due 6/1/2023                    AA+/Aa3      1,000,000     1,141,530
        Los Alamos County GRT Improvement, 5.75% due 6/1/2024                     AA+/Aa3      3,000,000     3,425,820
        Los Alamos County GRT Improvement, 5.75% due 6/1/2025                     AA+/Aa3      1,000,000     1,135,170
        Los Alamos County Utility Systems, 5.00% due 7/1/2013 (Insured: AGM)      AAA/Aa3      1,265,000     1,405,959
        New  Mexico  Educational  Assistance  Foundation,  4.10% due  9/1/2015
        (Insured: Fitch) (AMT)                                                     NR/Aaa      2,000,000     2,112,120
        New Mexico Finance Authority, 5.00% due 6/15/2013 (Insured: AMBAC)         NR/Aa3      2,280,000     2,521,862
        New Mexico Finance Authority, 5.00% due 6/1/2014 (Insured: Natl-Re)       AA+/Aa2      2,660,000     2,919,722
        New Mexico Finance Authority, 5.00% due 6/15/2014 (Insured: Natl-Re)      AA+/Aa1      2,100,000     2,392,551
        New Mexico Finance Authority, 5.25% due 6/1/2015 (Insured: AMBAC)         AA+/Aa2      1,000,000     1,123,600
        New Mexico Finance Authority, 5.00% due 6/15/2015 (Insured: AMBAC)         NR/Aa3      2,360,000     2,669,490
        New Mexico Finance Authority, 5.00% due 6/15/2018 (Insured: AMBAC)         NR/Aa3      2,915,000     3,228,333
        New Mexico Finance Authority, 5.00% due 6/15/2019 (Insured: Natl-Re)       NR/Aa3      1,215,000     1,337,010
        New Mexico Finance Authority, 5.00% due 6/1/2020 (Insured: AMBAC)         AA+/Aa2        365,000       402,128
        New Mexico Finance Authority, 5.00% due 6/15/2022 (Insured: Natl-Re)      AA-/Aa3      1,300,000     1,400,009
        New Mexico Finance Authority, 5.00% due 6/15/2024 (Insured: Natl-Re)      AA-/Aa3      7,000,000     7,434,490
        New  Mexico  Highway   Commission  Senior  Sub  Lien  Tax,  5.50%  due
        6/15/2014 pre-refunded 6/15/2011                                          AAA/Aa1      2,000,000     2,099,840
        New  Mexico  Hospital  Equipment  Loan  Council,  4.80%  due  8/1/2010
        (Presbyterian Healthcare Services)                                        AA-/Aa3        500,000       501,445
        New  Mexico  Hospital  Equipment  Loan  Council,  5.00%  due  8/1/2011
        (Presbyterian Healthcare Services)                                        AA-/Aa3      2,915,000     3,022,214
        New  Mexico  Hospital  Equipment  Loan  Council,  5.75%  due  8/1/2016
        pre-refunded 8/1/2011 (Presbyterian Healthcare Services)                  AA-/Aa3      3,205,000     3,422,171
        New  Mexico  Hospital  Equipment  Loan  Council,  5.00%  due  7/1/2017
        pre-refunded 7/1/2015 (St. Vincent Hospital; Insured: Radian)             NR/Baa1      1,730,000     1,975,902
        New  Mexico  Hospital  Equipment  Loan  Council,  5.00%  due  7/1/2019
        pre-refunded 7/1/2015 (St. Vincent Hospital; Insured: Radian)             NR/Baa1      1,000,000     1,142,140
        New  Mexico  Hospital  Equipment  Loan  Council,  5.00%  due  7/1/2021
        pre-refunded 7/1/2015 (St. Vincent Hospital; Insured: Radian)             NR/Baa1      1,185,000     1,353,436
        New  Mexico  Hospital  Equipment  Loan  Council,  6.00%  due  8/1/2023
        (Presbyterian Healthcare Services)                                        AA-/Aa3      6,000,000     6,634,080
        New  Mexico  Hospital  Equipment  Loan  Council,  5.25%  due  7/1/2025
        pre-refunded 7/1/2015 (St. Vincent Hospital; Insured: Radian)             NR/Baa1      1,000,000     1,153,990
        New  Mexico  Housing  Authority  MFR,  5.30% due  12/1/2022  (El Paseo
        Apartments; Insured: AMBAC) (AMT)                                          NR/NR         960,000       867,350
        New  Mexico  MFA  Forward  Mtg,  6.50% due  7/1/2025  (Collateralized:
        FNMA/GNMA)                                                                 AAA/NR        100,000       104,302
        New  Mexico  MFA MFR,  5.05% due  9/1/2027  (St.  Anthony  Apartments;
        Insured: FHA) (AMT)                                                        AAA/NR        890,000       900,609
        New  Mexico  MFA  MFR,  6.05%  due  7/1/2028  (Sandpiper   Apartments;
        Insured: FHA) (AMT)                                                        AA-/NR      2,335,000     2,456,957
        New Mexico MFA MFR,  5.00% due 7/1/2031  put 7/1/2011  (Sombra Del Oso
        Apartments; Collateralized: FNMA)                                          NR/Aaa      2,000,000     2,074,000
        New  Mexico  MFA MFR,  5.00%  due  7/1/2031  put  7/1/2011  (Riverwalk
        Apartments; Collateralized: FNMA)                                          NR/Aaa      1,910,000     1,980,670
        New Mexico MFA MFR,  5.00% due 7/1/2031 put 7/1/2011  (Tierra Pointe I
        Apartments; Collateralized: FNMA)                                          NR/Aaa      2,785,000     2,888,045
        New Mexico MFA SFMR, 5.875% due 9/1/2020 (AMT)                             AAA/NR        145,000       151,020
        New   Mexico   MFA   SFMR,   5.25%   due   7/1/2023   (Collateralized:
        GNMA/FNMA/FHLMC) (AMT)                                                     AAA/NR      1,285,000     1,335,012
        New   Mexico   MFA  SFMR,   5.375%   due   7/1/2023   (Collateralized:
        GNMA/FNMA/FHLMC) (AMT)                                                     AAA/NR      1,780,000     1,874,767
        New   Mexico   MFA   SFMR,   5.50%   due   7/1/2028   (Collateralized:
        GNMA/FNMA/FHLMC) (AMT)                                                     AAA/NR      2,815,000     2,919,971
        New   Mexico   MFA   SFMR,   5.60%   due   7/1/2028   (Collateralized:
        GNMA/FNMA/FHLMC) (AMT)                                                     AAA/NR      1,595,000     1,674,606
        New   Mexico   MFA   SFMR,   5.40%   due   9/1/2029   (Collateralized:
        GNMA/FNMA/FHLMC)                                                           AAA/NR        990,000     1,039,530
        New Mexico Mtg Finance  Authority,  1.75% due 9/1/2012  (Villa Alegre;
        Insured: FHA)                                                              AAA/NR      1,000,000     1,007,570
        New Mexico Severance Tax, 5.00% due 7/1/2010 (Insured: Natl-Re)            AA/Aa1      1,000,000     1,000,130
        New Mexico State University, 5.00% due 4/1/2013 (Insured: AGM)            AAA/Aa2      1,000,000     1,107,320
        Rio Rancho GRT, 5.00% due 6/1/2014 (Insured: Natl-Re/FGIC)                AA-/Aa2        955,000     1,071,252
        Rio Rancho GRT, 5.00% due 6/1/2016 (Insured: Natl-Re/FGIC)                AA-/Aa2        555,000       616,749
        Rio Rancho GRT, 5.00% due 6/1/2022 (Insured: Natl-Re/FGIC)                AA-/Aa2      1,000,000     1,056,480
        Rio Rancho  Public  School  District GO, 3.00% due 8/1/2012  (State Aid
        Withholding)                                                               NR/Aa1      1,240,000     1,297,846
        Rio Rancho  Public  School  District GO, 4.00% due 8/1/2013  (State Aid
        Withholding)                                                               NR/Aa1      1,210,000     1,314,375
        Rio Rancho  Public  School  District GO, 4.00% due 8/1/2014  (State Aid
        Withholding)                                                               NR/Aa1      1,715,000     1,882,367
        San Juan County  Gasoline  Tax/Motor  Vehicle  Improvement,  5.25% due
        5/15/2014                                                                  NR/Aa3        400,000       426,828
        San Juan County  Gasoline  Tax/Motor  Vehicle  Improvement,  5.25% due
        5/15/2022                                                                  NR/Aa3      1,725,000     1,786,583
        San Juan County GRT, 5.00% due 6/15/2014 (Insured: Natl-Re)                A+/Aa3      1,225,000     1,372,270
        Sandoval County Incentive Payment, 4.00% due 6/1/2015                      A+/NR       1,000,000     1,034,590
        Sandoval County Incentive Payment, 5.00% due 6/1/2020 (Intel Corp.)        A+/NR       6,390,000     6,814,488
        Sandoval County Landfill Improvement, 5.50% due 8/15/2015                 NR/Baa2      1,420,000     1,493,613
        Sandoval County Landfill Improvement, 5.75% due 8/15/2018                 NR/Baa2      1,335,000     1,373,822
        Santa Fe Community College GO, 1.00% due 8/1/2010                          NR/Aa1      4,100,000     4,102,419
        Santa Fe County, 5.50% due 5/15/2015 (El Castillo Retirement)             BBB-/NR        939,000       939,667
        Santa Fe County, 5.80% due 5/15/2018 (El Castillo Retirement)             BBB-/NR      1,835,000     1,835,367
        Santa  Fe  County,   7.25%  due  7/1/2029  (Rancho  Viejo  Improvement
        District)                                                                  NR/NR       1,665,000     1,627,304
        Santa Fe County  Charter School  Foundation,  6.50% due 1/15/2026 (ATC
        Foundation)                                                                NR/NR       1,000,000       954,860
        Santa Fe County Charter School  Foundation,  6.625% due 1/15/2036 (ATC
        Foundation)                                                                NR/NR       1,030,000       949,083
        Santa Fe County  Correctional  Systems,  5.00% due 2/1/2018  (Insured:
        AGM)                                                                      AAA/Aa3      1,000,000     1,109,750
        Santa Fe County  Correctional  Systems,  6.00% due 2/1/2027  (Insured:
        AGM)                                                                      AAA/Aa3      1,520,000     1,771,712
        Santa Fe County GRT, 5.00% due 6/1/2025                                   AA+/Aa1      1,400,000     1,515,920
        Santa Fe County GRT, 5.00% due 6/1/2026                                   AA+/Aa1      1,535,000     1,650,125
        Santa Fe  Educational  Facilities,  5.40%  due  3/1/2017  (St.  John's
        College)                                                                  BBB+/NR        990,000       990,485
        Santa Fe GRT, 5.25% due 6/1/2014 (Insured: AMBAC)                         AA+/Aa3      1,025,000     1,089,903
        Santa Fe SFMR, 6.00% due 11/1/2010 (Collateralized: FNMA/GNMA) (AMT)       NR/Aaa         15,000        15,043
        Santa Fe SFMR, 6.10% due 11/1/2011 (Collateralized: FNMA/GNMA) (AMT)       NR/Aaa         40,000        40,108
        Santa Fe SFMR, 6.20% due 11/1/2016 (Collateralized: FNMA/GNMA) (AMT)       NR/Aaa         85,000        85,123
        Taos County GRT, 4.25% due 10/1/2010 (Insured: Radian)                     NR/A3       1,000,000     1,006,090
        Taos County GRT, 4.75% due 10/1/2012 (ETM)                                 NR/A3       1,500,000     1,636,590
        University of New Mexico, 5.25% due 6/1/2013                               AA/Aa2        665,000       716,518
        University of New Mexico, 5.25% due 6/1/2014                               AA/Aa2        335,000       359,954
        University of New Mexico, 5.00% due 6/1/2015 (Insured: AMBAC)              AA/Aa3      1,590,000     1,821,393
        University of New Mexico, 5.25% due 6/1/2015                               AA/Aa2      1,195,000     1,316,532
        University of New Mexico, 5.25% due 6/1/2016                               AA/Aa2        645,000       693,046
        University of New Mexico, 5.25% due 6/1/2017                               AA/Aa2      1,730,000     1,857,155
        University of New Mexico, 5.25% due 6/1/2018                               AA/Aa2      1,825,000     1,955,889
        University of New Mexico, 5.25% due 6/1/2018                               AA/Aa2      1,200,000     1,322,040
        University of New Mexico, 5.25% due 6/1/2021                               AA/Aa2      1,000,000     1,070,250
        University of New Mexico, 6.00% due 6/1/2021                               AA/Aa2        610,000       721,776
        University  of New  Mexico  Hospital  Mtg  Bonds,  5.00% due  1/1/2016
        (Insured: AGM/FHA)                                                        AAA/Aa3      2,920,000     3,168,580
        University  of New  Mexico  Hospital  Mtg  Bonds,  5.00% due  1/1/2017
        (Insured: AGM/FHA)                                                        AAA/Aa3      2,000,000     2,148,260
        University  of New  Mexico  Hospital  Mtg  Bonds,  5.00% due  1/1/2018
        (Insured: AGM/FHA)                                                        AAA/Aa3      2,000,000     2,135,800
        University  of New  Mexico  Hospital  Mtg  Bonds,  5.00% due  1/1/2019
        (Insured: AGM/FHA)                                                        AAA/Aa3      3,000,000     3,185,130
        University  of New  Mexico  Hospital  Mtg  Bonds,  5.00% due  7/1/2019
        (Insured: AGM/FHA)                                                        AAA/Aa3      3,000,000     3,180,540
        University  of New  Mexico  Hospital  Mtg  Bonds,  5.00% due  1/1/2020
        (Insured: AGM/FHA)                                                        AAA/Aa3      2,310,000     2,438,367
        University  of New  Mexico  Hospital  Mtg  Bonds,  5.00% due  7/1/2020
        (Insured AGM/FHA)                                                         AAA/Aa3        500,000       527,405
        Ventana  West Public  Improvement  District  Special  Tax,  6.625% due
        8/1/2023                                                                   NR/NR       2,000,000     1,844,580
        Villa  Hermosa  Multi  Family  Housing,  5.85% due  11/20/2016  (Villa
        Hermosa Apartments; Collateralized: GNMA) (AMT)                            CC/NR       1,105,000     1,053,982
        Virgin Islands Public Finance Authority, 6.625% due 10/1/2029             BBB/Baa3     2,500,000     2,787,175


TOTAL INVESTMENTS --94.76%(Cost $ 224,733,703)                                                           $ 235,817,774


OTHER ASSETS LESS LIABILITIES -- 5.24%                                                                      13,032,102


NET ASSETS -- 100.00%                                                                                    $ 248,849,876

Footnote Legend
+ Credit ratings are unaudited. Rating changes may have occurred subsequent to the reporting period end.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
AGM        Insured by Assured Guaranty Municipal Corp.
AMBAC      Insured by American Municipal Bond Assurance Corp.
AMT        Alternative Minimum Tax
ETM        Escrowed to Maturity
FGIC       Insured by Financial Guaranty Insurance Co.
FHA        Insured by Federal Housing Administration
FHLMC      Insured by Federal Home Loan Mortgage Corp.
FNMA       Collateralized by Federal National Mortgage Association
GNMA       Insured by Government National Mortgage Co.
GO         General Obligation
GRT        Gross Receipts Tax
IDRB       Industrial Development Revenue Bond
LOC        Letter of Credit
MFA        Mortgage Finance Authority
Mtg        Mortgage
MFR        Multi-Family Revenue Bond
Natl-Re    Insured by National Public Finance Guarantee Corp.
PCR        Pollution Control Revenue Bond
Radian     Insured by Radian Asset Assurance
SFMR       Single Family Mortgage Revenue Bond

NOTES TO SCHEDULE OF INVESTMENTS:

Valuation of Investments: Debt obligations have a primary market over the counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity, and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the valuation and pricing committee determines a fair value for the obligation using procedures approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation may be unreliable, the valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the obligation.

In determining fair value for any portfolio security or other investment, the valuation and pricing committee seeks to determine the amount that an owner of the investment might reasonably expect to receive upon a sale of the investment. However, because fair value prices are estimated prices, the valuation and pricing committee's determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund's financial statements. The valuation and pricing committee's determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation Measurements: Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three levels listed below.

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment rates, credit risk, etc.)

Level 3: Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table displays a summary of the inputs used to value the Fund's net assets as of June 30, 2010. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

                                                       Fair Value Measurements at June 30, 2010
                                             Total             Level 1             Level 2             Level 3
Assets
Investments in Securities

    Municipal Bonds                    $    235,817,774   $              --    $    235,817,774   $              --

Total Investments in Securities        $    235,817,774   $              --    $    235,817,774   $              --

Other notes:
Effective beginning with the date of this report and, for periods ending after that date, it is the policy of the Fund to recognize significant transfers between Levels 1 and 2 and to disclose those transfers at the last date of the reporting period. The Fund recognized no significant transfers into and out of Levels 1 and 2 during the nine month period ended June 30, 2010.
Information respecting the Fund's significant accounting policies is provided in the Fund's most recent Semi-Annual Report.

Thornburg New York Intermediate Municipal Fund                                              June 30, 2010 Unaudited
                                                                              Credit Rating+     Principal
                                                                               S&P/Moody's        Amount        Value

        Amherst  Development Corp., 5.00% due 10/1/2020 (UBF  Facility-Student
        Housing; Insured: AGM)                                                    AAA/Aa3    $ 1,000,000   $ 1,105,980
        Amherst IDA Civic Facility, 5.75% due 4/1/2015 (Insured: ACA)              NR/NR         465,000       484,260
        Brookhaven  IDA  Civic  Facility  Revenue,  4.25%  due  11/1/2037  put
        11/1/2011 (LOC: North Fork Bank)                                           NR/NR       1,085,000     1,085,402
        Clarence Central School District,  5.00% due 5/15/2016 (Insured:  AGM;
        State Aid Withholding)                                                     NR/Aa2      2,000,000     2,139,000
        Dutchess County IDA, 5.00% due 8/1/2021 (Bard College)                    NR/Baa1      1,100,000     1,124,310
        Erie  County  IDA  School  Facilities  Revenue,   5.25%  due  5/1/2025
        (Buffalo City School District)                                            AA-/Aa3      1,000,000     1,096,900
        Guam Government, 5.375% due 12/1/2024                                     BBB-/NR      1,000,000     1,017,330
        Monroe  County IDA,  5.375% due  6/1/2017  (St.  John Fisher  College;
        Insured: Radian)                                                           NR/NR         495,000       499,237
        Nassau County IDA, 4.75% due 3/1/2026 (NY Institute of Technology)       BBB+/Baa2     1,000,000       985,810
        New York City GO, 0% due  8/1/2023  put  7/1/2010  (LOC:  Allied Irish
        Bank plc) (daily demand notes)                                            AAA/Aaa        250,000       250,000
        New York City GO, 5.00% due 8/1/2025                                       AA/Aa2        400,000       427,000
        New York City GO,  0.20% due  11/1/2026  put 7/1/2010  (Insured:  AGM)
        (daily demand notes)                                                      AAA/Aa2      1,500,000     1,500,000
        New York City GO, 0.17% due 4/1/2035 put 7/1/2010 (SPA:  Dexia) (daily
        demand notes)                                                              AA/Aa2      2,200,000     2,200,000
        New  York  City  Metropolitan   Transportation  Authority,  6.25%  due
        11/15/2023                                                                  A/A2       1,000,000     1,171,000
        New York City Municipal Water Finance  Authority,  5.75% due 6/15/2013
        (ETM)                                                                      AAA/A2      1,000,000     1,065,560
        New York City  Transitional  Finance  Authority,  5.25%  due  8/1/2016
        pre-refunded 8/1/2012 (Insured: AMBAC)                                   AAAe/Aaae       135,000       148,478
        New York City  Transitional  Finance  Authority,  5.25%  due  8/1/2016
        (Insured: AMBAC)                                                         AAAe/Aaae       865,000       938,395
        New York City  Transitional  Finance  Authority,  5.00% due  1/15/2020
        (State Aid Withholding)                                                   AA-/Aa3      1,000,000     1,114,440
        New York City Transitional Finance Authority, 5.00% due 11/1/2020         AAA/Aaa      1,000,000     1,097,250
        New York City Trust Cultural Resources,  5.75% due 7/1/2014 (Museum of
        American Folk Art; Insured: ACA)                                           NR/NR         920,000       545,063
        New York Convention  Center  Development  Corp.  Hotel Unit Fee, 5.00%
        due 11/15/2017 (Insured: AMBAC)                                            NR/A1       1,000,000     1,078,930
        New York Dormitory Authority,  5.25% due 7/1/2010 (D'Youville College;
        Insured: Radian)                                                           NR/NR         350,000       350,035
        New York Dormitory Authority,  5.25% due 7/1/2011 (D'Youville College;
        Insured: Radian)                                                           NR/NR         370,000       381,729
        New York  Dormitory  Authority,  5.25% due  8/15/2013  (Master  Boces;
        Insured: AGM)                                                             AAA/Aa3      1,000,000     1,047,210
        New York  Dormitory  Authority,  5.00% due  2/15/2015  (Mental  Health
        Services; Insured: AMBAC)                                                  AA-/NR      1,000,000     1,128,810
        New  York   Dormitory   Authority,   5.25%  due  8/15/2015  (New  York
        Presbyterian Hospital; Insured: AGM/FHA)                                  AAA/Aa3        600,000       656,310
        New York  Dormitory  Authority,  5.00% due 7/1/2016  (Bishop  Henry B.
        Hucles Nursing Home; Insured: SONYMA)                                      NR/Aa1        600,000       676,002
        New York Dormitory  Authority,  5.25% due 5/15/2017 (Court  Facilities
        Lease; Insured: AMBAC                                                     AA-/Aa3      1,000,000     1,133,190
        New York Dormitory  Authority,  5.00% due 10/1/2018  (School  District
        Revenue; Insured: AGM)                                                    AAA/Aa3      1,000,000     1,122,280
        New  York  Dormitory  Authority,   5.50%  due  2/15/2019  pre-refunded
        8/15/2011 (Mental Health Services; Insured: Natl-Re)                       AA-/NR        585,000       619,656
        New  York  Dormitory  Authority,  5.50%  due  7/1/2019  (Brooklyn  Law
        School; Insured: Radian)                                                 BBB+/Baa1     1,400,000     1,453,242
        New  York  Dormitory  Authority,  6.10%  due  7/1/2019  (Ryan  Clinton
        Community Health Center; Insured: SONYMA)                                  NR/Aa1        925,000       937,737
        New  York  Dormitory   Authority,   5.25%  due  7/1/2022  (St.  John's
        University; Insured: Natl-Re)                                               A/A3       1,000,000     1,118,740
        New York Dormitory  Authority,  5.00% due 1/15/2023  (Municipal Health
        Facilities)                                                                AA-/A1      1,000,000     1,052,490
        New York  Dormitory  Authority,  5.00% due 7/1/2024  (Bishop  Henry B.
        Hucles Nursing Home; Insured: SONYMA)                                      NR/Aa1      1,000,000     1,053,440
        New  York  Dormitory  Authority,  5.25%  due  7/1/2027  (Health  Quest
        Systems; Insured: AGM)                                                    AAA/Aa3        500,000       532,505
        New York  Dormitory  Authority,  5.25% due 5/1/2030  (North Shore Long
        Island Jewish Medical)                                                    A-/Baa1      1,000,000     1,017,610
        New York Dormitory Authority Personal Income Tax, 5.50% due 3/15/2012     AAA/Aa2      1,000,000     1,083,180
        New York Dormitory  Authority Personal Income Tax, 5.00% due 3/15/2019
        (Insured: AGM)                                                            AAA/Aa3      1,000,000     1,091,300
        New York Environmental  Facilities Corp.,  6.875% due 6/15/2014 (State
        Revolving Fund)                                                           AAA/Aaa        400,000       402,076
        New  York  State  Thruway  Authority   General,   5.00%  due  1/1/2018
        (Insured: AMBAC)                                                           A+/A1       1,000,000     1,087,610
        New York State Thruway  Authority  Highway & Bridge Trust Fund,  5.00%
        due 4/1/2022                                                               AA/NR       1,000,000     1,095,630
        New York State Urban Development Corp., 5.25% due 1/1/2021                 AA-/NR      1,000,000     1,119,160
        Oneida County IDA, 6.10% due 6/1/2020  (Presbyterian  Home for Central
        NY; LOC: HSBC Bank USA)                                                    NR/Aa3        450,000       455,432
        Port  Authority New York & New Jersey,  5.00% due 8/15/2022  (Insured:
        AGM)                                                                      AAA/Aa2      1,000,000     1,112,350
        Port   Chester  IDA,   4.75%  due  7/1/2031  put  7/1/2011   (American
        Foundation; Collateralized: FNMA)                                          AAA/NR        750,000       771,840
        Tobacco Settlement Funding Corp., 5.50% due 6/1/2021                      AA-/Aa3      1,000,000     1,083,690
        Triborough Bridge & Tunnel Authority, 5.00% due 11/15/2025                AA-/Aa2      1,410,000     1,527,312
        United Nations Development Corp., 5.00% due 7/1/2025                       NR/A1         710,000       757,698
        Utica  IDA  Civic  Facility,  5.25%  due  7/15/2016  (Munson  Williams
        Proctor Institute)                                                         NR/A1         210,000       214,950
        Virgin Islands Water & Power Authority, 5.50% due 7/1/2017                NR/Baa3      1,350,000     1,351,917


TOTAL INVESTMENTS --103.02%(Cost $ 46,923,920)                                                             $ 48,509,476


LIABILITIES NET OF OTHER ASSETS -- (3.02)%                                                                   (1,420,604)


NET ASSETS -- 100.00%                                                                                      $ 47,088,872

Footnote Legend
+ Credit ratings are unaudited. Rating changes may have occurred subsequent to the reporting period end.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ACA        Insured by American Capital Access
AGM        Insured by Assured Guaranty Municipal Corp.
AMBAC      Insured by American Municipal Bond Assurance Corp.
ETM        Escrowed to Maturity
FHA        Insured by Federal Housing Administration
FNMA       Collateralized by Federal National Mortgage Association
GO         General Obligation
IDA        Industrial Development Authority
LOC        Letter of Credit
Natl-Re    Insured by National Public Finance Guarantee Corp.
Radian     Insured by Radian Asset Assurance
SONYMA     State of New York Mortgage Authority
SPA        Stand-by Purchase Agreement

NOTES TO SCHEDULE OF INVESTMENTS:

Valuation of Investments: Debt obligations have a primary market over the counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity, and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the valuation and pricing committee determines a fair value for the obligation using procedures approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation may be unreliable, the valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the obligation.

In determining fair value for any portfolio security or other investment, the valuation and pricing committee seeks to determine the amount that an owner of the investment might reasonably expect to receive upon a sale of the investment. However, because fair value prices are estimated prices, the valuation and pricing committee's determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund's financial statements. The valuation and pricing committee's determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation Measurements: Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three levels listed below.

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment rates, credit risk, etc.)

Level 3: Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table displays a summary of the inputs used to value the Fund's net assets as of June 30, 2010. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

                                                       Fair Value Measurements at June 30, 2010
                                             Total             Level 1             Level 2             Level 3
Assets
Investments in Securities

    Municipal Bonds                    $     48,509,476   $              --    $     48,509,476   $              --

Total Investments in Securities        $     48,509,476   $              --    $     48,509,476   $              --

Other notes:
Effective beginning with the date of this report and, for periods ending after that date, it is the policy of the Fund to recognize significant transfers between Levels 1 and 2 and to disclose those transfers at the last date of the reporting period. The Fund recognized no significant transfers into and out of Levels 1 and 2 during the nine month period ended June 30, 2010.
Information respecting the Fund's significant accounting policies is provided in the Fund's most recent Semi-Annual Report.

Thornburg Limited Term U.S. Government Fund                                                 June 30, 2010 Unaudited
                                                                                         Shares/
                                                                                    Principal Amount           Value

            U.S. TREASURY SECURITIES -- 10.32%
                 United States Treasury Notes, 4.625%, 10/31/2011                   $   2,000,000       $    2,111,992
                 United States Treasury Notes, 4.875%, 6/30/2012                        4,000,000            4,344,063
                 United States Treasury Notes, 2.625%, 2/29/2016                        2,000,000            2,058,203
                 United States Treasury Notes, 4.875%, 8/15/2016                        5,000,000            5,788,281
                 United States Treasury Notes, 4.625%, 2/15/2017                        4,000,000            4,570,469
                 United States Treasury Notes, 3.625%, 2/15/2020                        1,000,000            1,056,680
                 United States Treasury Notes Inflationary Index, 2.00%, 7/15/2014      2,313,000            2,481,415
                 United States Treasury Notes Inflationary Index, 1.875%, 7/15/2015     4,483,000            4,803,002
                 United States Treasury Notes Inflationary Index, 2.00%, 1/15/2016      5,491,700            5,924,549

            TOTAL U.S. TREASURY SECURITIES (Cost $30,644,365)                                               33,138,654

            U.S. GOVERNMENT AGENCIES -- 21.55%
  a              EJM Airport LLC Lease Revenue Bond, 6.271%, 5/15/2020                  2,598,571            2,858,428
                 Federal Agricultural Mtg Corp., 6.71%, 7/28/2014                         200,000              238,779
                 Federal Farm Credit Bank, 6.06%, 5/28/2013                               240,000              273,580
                 Federal Farm Credit Bank, 3.98%, 1/22/2015                             1,000,000            1,084,441
                 Federal Home Loan Bank, 4.125%, 8/13/2010                              3,000,000            3,013,930
                 Federal Home Loan Bank, 5.375%, 6/13/2014                              2,000,000            2,275,982
                 Federal Home Loan Bank, 5.00%, 12/8/2017                               3,000,000            3,416,845
                 Federal Home Loan Bank, 2.25%, 3/26/2018                               3,000,000            3,052,116
                 Federal Home Loan Mtg Corp., 4.50%, 1/15/2015                          5,000,000            5,549,222
                 Federal Home Loan Mtg Corp., 5.50%, 3/28/2016                          1,190,000            1,230,933
                 Federal Home Loan Mtg Corp., 4.875%, 6/13/2018                         3,000,000            3,398,988
                 Federal Home Loan Mtg Corp., 5.50%, 7/15/2019                          4,353,204            4,772,769
                 Federal National Mtg Assoc., 4.40%, 2/19/2015                          1,585,000            1,749,615
                 Federal National Mtg Assoc., 2.00%, 3/26/2015                          3,000,000            3,042,984
                 Federal National Mtg Assoc., 3.00%, 3/22/2018                          3,000,000            3,016,572
                 Federal National Mtg Assoc., 3.00%, 3/16/2020                          3,000,000            3,013,934
                 Federal National Mtg Assoc., 3.00%, 3/30/2020                          3,000,000            3,016,341
  a              Overseas Private Investment Corp., 4.10%, 11/15/2014                   1,128,000            1,190,040
                 Private Export Funding Corp., 5.685%, 5/15/2012                        5,000,000            5,460,035
                 Private Export Funding Corp., 4.974%, 8/15/2013                        2,700,000            2,993,028
                 Private Export Funding Corp., 5.45%, 9/15/2017                         3,000,000            3,492,579
                 Small Business Administration  Participation Certificates,  Series
                 2007-20I Class 1, 5.56%, 9/1/2027                                      4,475,625            4,938,805
                 Tennessee Valley Authority, 4.75%, 8/1/2013                            3,000,000            3,307,451
   a,b           U.S. Department of Transportation Headquarters,  Series 2004 Class
                 A-2, 5.594%, 12/7/2021                                                 2,719,052            2,793,173

            TOTAL U.S. GOVERNMENT AGENCIES (Cost $65,383,993)                                               69,180,570

            MORTGAGE BACKED -- 59.70%
                 Federal  Home Loan Mtg  Corp.,  CMO Series  1321 Class TE,  7.00%,
                 8/15/2022                                                                552,756              614,253
                 Federal  Home Loan Mtg  Corp.,  CMO Series  2420 Class MC,  6.00%,
                 2/15/2017                                                              1,006,203            1,091,961
                 Federal  Home Loan Mtg  Corp.,  CMO Series  2509 Class TV,  5.50%,
                 4/15/2022                                                              2,402,702            2,561,147
                 Federal  Home Loan Mtg  Corp.,  CMO Series  2527 Class BP,  5.00%,
                 11/15/2017                                                             2,438,713            2,625,998
                 Federal  Home Loan Mtg  Corp.,  CMO Series  2553 Class GB,  5.00%,
                 1/15/2018                                                              1,000,000            1,100,589
                 Federal  Home Loan Mtg  Corp.,  CMO Series  2558 Class BD,  5.00%,
                 1/15/2018                                                              4,185,535            4,636,067
                 Federal  Home Loan Mtg  Corp.,  CMO Series  2622 Class PE,  4.50%,
                 5/15/2018                                                              2,500,000            2,696,497
                 Federal  Home Loan Mtg  Corp.,  CMO Series  2628 Class AB,  4.50%,
                 6/15/2018                                                                976,635            1,020,518
                 Federal  Home Loan Mtg  Corp.,  CMO Series  2628 Class DQ,  3.00%,
                 11/15/2017                                                               483,734              497,597
                 Federal  Home Loan Mtg  Corp.,  CMO Series  2641 Class WE,  4.50%,
                 1/15/2033                                                                638,779              678,183
                 Federal  Home Loan Mtg  Corp.,  CMO Series  2642 Class JE,  5.00%,
                 9/15/2032                                                              2,000,000            2,186,300
                 Federal  Home Loan Mtg  Corp.,  CMO Series  2649 Class QH,  4.50%,
                 7/15/2018                                                              1,000,000            1,085,191
                 Federal  Home Loan Mtg  Corp.,  CMO Series  2692 Class QD,  5.00%,
                 12/15/2022                                                             2,575,000            2,776,634
                 Federal  Home Loan Mtg  Corp.,  CMO Series  2731 Class Vl,  5.50%,
                 12/15/2014                                                             2,134,182            2,304,049
                 Federal  Home Loan Mtg  Corp.,  CMO Series  2744 Class JG,  5.00%,
                 8/15/2032                                                              1,500,000            1,626,780
                 Federal  Home Loan Mtg  Corp.,  CMO Series  2764 Class UE,  5.00%,
                 10/15/2032                                                             2,000,000            2,183,523
                 Federal  Home Loan Mtg  Corp.,  CMO Series  2770 Class UD,  4.50%,
                 5/15/2017                                                              2,400,000            2,540,197
                 Federal  Home Loan Mtg  Corp.,  CMO Series  2802 Class NE,  5.00%,
                 2/15/2033                                                              1,470,000            1,604,625
                 Federal  Home Loan Mtg  Corp.,  CMO Series  2808 Class VA,  5.50%,
                 5/15/2015                                                              6,153,883            6,683,748
                 Federal  Home Loan Mtg  Corp.,  CMO Series  2814 Class GB,  5.00%,
                 6/15/2019                                                                890,787              924,609
                 Federal  Home Loan Mtg  Corp.,  CMO Series  2825 Class VP,  5.50%,
                 6/15/2015                                                              4,182,730            4,532,936
                 Federal  Home Loan Mtg  Corp.,  CMO Series  2827 Class BU,  3.50%,
                 7/15/2019                                                              2,500,000            2,604,896
                 Federal  Home Loan Mtg  Corp.,  CMO Series  2901 Class UB,  5.00%,
                 3/15/2033                                                              2,400,000            2,617,325
                 Federal  Home Loan Mtg  Corp.,  CMO Series  2943 Class HE,  5.00%,
                 3/15/2033                                                              1,965,000            2,139,056
                 Federal  Home Loan Mtg  Corp.,  CMO Series  3020 Class VA,  5.50%,
                 11/15/2014                                                             1,076,794            1,147,875
                 Federal  Home Loan Mtg  Corp.,  CMO Series  3054 Class DW,  5.50%,
                 5/15/2034                                                              1,558,893            1,675,499
                 Federal  Home Loan Mtg  Corp.,  CMO Series  3067 Class PJ,  5.50%,
                 7/15/2031                                                              3,000,000            3,189,164
                 Federal  Home Loan Mtg  Corp.,  CMO Series  3068 Class VA,  5.50%,
                 10/15/2016                                                             1,301,406            1,358,015
                 Federal  Home Loan Mtg  Corp.,  CMO Series  3078 Class PC,  5.50%,
                 11/15/2030                                                             2,250,000            2,397,245
                 Federal  Home Loan Mtg  Corp.,  CMO Series  3178 Class MC,  6.00%,
                 4/15/2032                                                              5,275,000            5,506,186
                 Federal  Home Loan Mtg  Corp.,  CMO Series  3184 Class PC,  5.50%,
                 8/15/2032                                                              5,535,000            5,803,512
                 Federal  Home Loan Mtg  Corp.,  CMO Series  3187 Class LA,  5.50%,
                 4/15/2031                                                              1,682,099            1,726,232
                 Federal  Home Loan Mtg  Corp.,  CMO Series  3192 Class GB,  6.00%,
                 1/15/2031                                                              1,000,000            1,023,083
                 Federal  Home Loan Mtg  Corp.,  CMO Series  3216 Class NA,  6.00%,
                 5/15/2028                                                                358,812              359,099
                 Federal  Home Loan Mtg  Corp.,  CMO Series  3219 Class PD,  6.00%,
                 11/15/2035                                                             3,000,000            3,308,848
                 Federal  Home Loan Mtg  Corp.,  CMO Series  3228 Class PC,  5.50%,
                 7/15/2030                                                              4,154,663            4,228,708
                 Federal  Home Loan Mtg  Corp.,  CMO Series  3271 Class LU,  5.50%,
                 1/15/2018                                                              2,465,636            2,657,609
                 Federal  Home Loan Mtg  Corp.,  CMO Series  3319 Class PA,  5.50%,
                 8/15/2030                                                                524,116              543,008
                 Federal  Home Loan Mtg  Corp.,  CMO Series  3320 Class TC,  5.50%,
                 10/15/2032                                                             2,000,000            2,134,593
                 Federal  Home Loan Mtg  Corp.,  CMO Series  3331 Class PB,  6.00%,
                 1/15/2031                                                              2,000,000            2,102,277
                 Federal  Home Loan Mtg  Corp.,  CMO Series  3351 Class PK,  5.50%,
                 1/15/2032                                                              3,000,000            3,163,304
                 Federal  Home Loan Mtg  Corp.,  CMO Series  3456 Class KV,  5.50%,
                 9/15/2017                                                              2,471,497            2,671,580
                 Federal  Home Loan Mtg  Corp.,  CMO Series  3480 Class VA,  6.00%,
                 6/15/2019                                                              2,617,846            2,896,320
                 Federal  Home Loan Mtg  Corp.,  CMO Series  3541 Class PA,  5.00%,
                 5/15/2039                                                              1,731,854            1,894,252
                 Federal  Home Loan Mtg  Corp.,  CMO Series  3563 Class BC,  4.00%,
                 6/15/2022                                                              1,718,015            1,822,875
                 Federal  Home Loan Mtg  Corp.,  CMO Series  3589 Class CA,  4.00%,
                 10/15/2021                                                             1,856,066            1,972,740
                 Federal  Home Loan Mtg  Corp.,  CMO Series  R003 Class VA,  5.50%,
                 8/15/2016                                                              1,131,187            1,215,400
                 Federal  Home Loan Mtg  Corp.,  CMO Series  R012 Class AB,  5.50%,
                 12/15/2020                                                             1,602,750            1,671,165
                 Federal Home Loan Mtg Corp., Pool 1N1736, 5.355%, 4/1/2037               484,688              505,845
                 Federal Home Loan Mtg Corp., Pool 298107, 10.25%, 8/1/2017                19,993               23,209
                 Federal Home Loan Mtg Corp., Pool B14155, 3.50%, 5/1/2019              1,083,340            1,120,496
                 Federal Home Loan Mtg Corp., Pool C90041, 6.50%, 11/1/2013                10,209               10,719
                 Federal Home Loan Mtg Corp., Pool D37120, 7.00%, 7/1/2023                 21,935               24,369
                 Federal Home Loan Mtg Corp., Pool G12140, 4.00%, 2/1/2020                957,025            1,011,157
                 Federal Home Loan Mtg Corp.,  REMIC  Series 3626 Class AV,  5.50%,
                 10/15/2020                                                             2,913,638            3,161,176
                 Federal  National Mtg Assoc.,  CMO Series  1993-32 Class H, 6.00%,
                 3/25/2023                                                                 67,336               73,402
                 Federal  National Mtg Assoc.,  CMO Series 2002-18 Class PC, 5.50%,
                 4/25/2017                                                              1,121,667            1,179,544
                 Federal  National Mtg Assoc.,  CMO Series 2003-15 Class CY, 5.00%,
                 3/25/2018                                                              1,017,000            1,109,581
                 Federal  National Mtg Assoc.,  CMO Series  2003-4 Class PE, 5.00%,
                 2/25/2018                                                              2,330,000            2,537,297
                 Federal  National Mtg Assoc.,  CMO Series 2003-44 Class CB, 4.25%,
                 3/25/2033                                                              1,942,055            2,036,500
                 Federal  National Mtg Assoc.,  CMO Series 2003-66 Class PA, 3.50%,
                 2/25/2033                                                                604,603              626,134
                 Federal  National Mtg Assoc.,  CMO Series  2003-9 Class DB, 5.00%,
                 2/25/2018                                                              1,000,000            1,097,543
                 Federal  National Mtg Assoc.,  CMO Series 2003-92 Class KH, 5.00%,
                 3/25/2032                                                              2,000,000            2,163,247
                 Federal  National Mtg Assoc.,  CMO Series  2004-2 Class QL, 4.00%,
                 2/25/2019                                                              2,000,000            2,111,665
                 Federal  National Mtg Assoc.,  CMO Series 2004-33 Class MW, 4.50%,
                 1/25/2030                                                              2,897,000            3,107,609
                 Federal  National Mtg Assoc.,  CMO Series 2004-35 Class CA, 4.00%,
                 12/25/2017                                                             1,034,567            1,076,494
                 Federal  National Mtg Assoc.,  CMO Series 2005-99 Class VA, 5.50%,
                 11/25/2016                                                             1,524,515            1,671,432
                 Federal  National Mtg Assoc.,  CMO Series 2006-57 Class PC, 5.50%,
                 10/25/2032                                                             1,780,000            1,971,990
                 Federal  National Mtg Assoc.,  CMO Series 2006-78 Class MB, 5.50%,
                 7/25/2034                                                              3,000,000            3,280,150
                 Federal  National Mtg Assoc.,  CMO Series 2007-42 Class YA, 5.50%,
                 1/25/2036                                                              1,782,437            1,874,595
                 Federal  National Mtg Assoc.,  CMO Series 2007-60 Class VA, 6.00%,
                 12/25/2017                                                             3,852,639            4,141,869
                 Federal  National Mtg Assoc.,  CMO Series 2007-65 Class PB, 6.00%,
                 10/25/2032                                                             2,916,000            3,055,028
                 Federal  National Mtg Assoc.,  CMO Series 2007-79 Class MB, 5.50%,
                 12/25/2030                                                             1,000,000            1,055,285
                 Federal  National Mtg Assoc.,  CMO Series 2007-83 Class PA, 6.00%,
                 3/25/2029                                                              1,005,341            1,005,874
                 Federal  National Mtg Assoc.,  CMO Series 2008-54 Class EA, 5.00%,
                 7/25/2019                                                              2,566,393            2,791,094
                 Federal  National Mtg Assoc.,  CMO Series 2008-55 Class VA, 5.00%,
                 7/25/2019                                                              1,283,077            1,389,543
                 Federal  National Mtg Assoc.,  CMO Series 2008-77 Class VA, 6.00%,
                 7/25/2019                                                              3,530,340            3,888,853
                 Federal National Mtg Assoc.,  CMO Series 2009-111 Class VB, 4.50%,
                 2/25/2021                                                              1,929,069            2,069,719
                 Federal  National Mtg Assoc.,  CMO Series 2009-49 Class KA, 5.00%,
                 2/25/2024                                                              1,108,557            1,191,244
                 Federal  National Mtg Assoc.,  CMO Series 2009-52 Class AJ, 4.00%,
                 7/25/2024                                                              2,380,724            2,516,861
                 Federal  National Mtg Assoc.,  CMO Series 2009-70 Class NK, 4.50%,
                 8/25/2019                                                              1,629,661            1,739,590
                 Federal  National Mtg Assoc.,  CMO Series  2009-78 Class A, 4.50%,
                 8/25/2019                                                              2,457,605            2,624,371
                 Federal  National Mtg Assoc.,  CMO Series 2010-46 Class VM, 5.00%,
                 5/25/2021                                                              2,965,504            3,245,675
                 Federal National Mtg Assoc., Pool 044003, 8.00%, 6/1/2017                 14,733               16,334
                 Federal National Mtg Assoc., Pool 050811, 7.50%, 12/1/2012                 9,737               10,147
                 Federal National Mtg Assoc., Pool 050832, 7.50%, 6/1/2013                 11,373               11,837
                 Federal National Mtg Assoc., Pool 076388, 9.25%, 9/1/2018                 52,130               58,243
                 Federal National Mtg Assoc., Pool 190555, 7.00%, 1/1/2014                 10,401               11,009
                 Federal National Mtg Assoc., Pool 250387, 7.00%, 11/1/2010                 1,274                1,284
                 Federal National Mtg Assoc., Pool 251759, 6.00%, 5/1/2013                 17,742               19,273
                 Federal National Mtg Assoc., Pool 252648, 6.50%, 5/1/2022                 90,453               99,749
                 Federal National Mtg Assoc., Pool 334996, 7.00%, 2/1/2011                  1,978                2,006
                 Federal National Mtg Assoc., Pool 342947, 7.25%, 4/1/2024                170,565              191,046
                 Federal National Mtg Assoc., Pool 384243, 6.10%, 10/1/2011               575,679              587,208
                 Federal National Mtg Assoc., Pool 406384, 8.25%, 12/1/2024                99,046              110,106
                 Federal National Mtg Assoc., Pool 443909, 6.50%, 9/1/2018                 47,821               52,351
                 Federal National Mtg Assoc., Pool 516363, 5.00%, 3/1/2014                 41,590               44,398
                 Federal National Mtg Assoc., Pool 555207, 7.00%, 11/1/2017                28,871               32,360
                 Federal National Mtg Assoc., Pool 895572, 5.693%, 6/1/2036             1,343,385            1,415,602
                 Federal National Mtg Assoc., Pool 930986, 4.50%, 4/1/2019              1,388,191            1,475,332
                 Federal National Mtg Assoc.,  REMIC Series 2002-59 Class B, 5.50%,
                 9/25/2017                                                              1,332,454            1,442,127
                 Federal  National  Mtg  Assoc.,  REMIC  Series  2006-B1  Class AB,
                 6.00%, 6/25/2016                                                       1,034,086            1,073,846
                 Federal National Mtg Assoc.,  REMIC Series 2008-3 Class VB, 5.00%,
                 10/25/2022                                                             1,000,000            1,025,276
                 Federal  National  Mtg  Assoc.,  REMIC  Series  2008-86  Class PC,
                 5.00%, 3/25/2034                                                       5,000,000            5,455,150
                 Government  National  Mtg  Assoc.,  CMO Series  2008-56  Class CH,
                 5.00%, 5/20/2035                                                       5,000,000            5,106,959
                 Government National Mtg Assoc., Pool 000623, 8.00%, 9/20/2016             21,562               23,613
                 Government National Mtg Assoc., Pool 003550, 5.00%, 5/20/2019          1,002,352            1,085,672
                 Government National Mtg Assoc., Pool 410240, 7.00%, 12/15/2010             1,857                1,876
                 Government National Mtg Assoc., Pool 410271, 7.50%, 8/15/2010                105                  106
                 Government National Mtg Assoc., Pool 410846, 7.00%, 12/15/2010             3,606                3,633
                 Government National Mtg Assoc., Pool 430150, 7.25%, 12/15/2026            28,367               31,948
                 Government National Mtg Assoc., Pool 453928, 7.00%, 7/15/2017             20,657               22,868
                 Government National Mtg Assoc., Pool 780448, 6.50%, 8/15/2011              8,909                9,075

            TOTAL MORTGAGE BACKED (Cost $184,974,449)                                                      191,710,862

            SHORT TERM INVESTMENTS -- 3.11%
                 Federal Home Loan Bank, 0.02%, 7/16/2010                              10,000,000            9,999,917

            TOTAL SHORT TERM INVESTMENTS (Cost $9,999,917)                                                   9,999,917


TOTAL INVESTMENTS -- 94.68% (Cost $291,002,724)                                                         $  304,030,003


ASSETS LESS LIABILITIES -- 5.32%                                                                            17,068,221


NET ASSETS -- 100.00%                                                                                   $  321,098,224

Footnote Legend
a Security currently fair valued by the valuation and pricing committee using procedures approved by the Trustees.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2010, the aggregate value of these securities in the Fund's portfolio was $2,793,173, representing 0.87% of the Fund's net assets.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
CMO        Collateralized Mortgage Obligation
GSA        Government Supply Agency
Mtg        Mortgage
REMIC      Real Estate Mortgage Investment Conduit

NOTES TO SCHEDULE OF INVESTMENTS:

Valuation of Investments: Debt obligations have a primary market over the counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. Quotations for any foreign debt obligations in foreign currencies are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time of valuation. When quotations are not available, debt obligations are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity, and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

In any case where a pricing service fails to provide a price for a debt obligation held by the Funds, the valuation and pricing committee determines a fair value for the obligation using procedures approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation may be unreliable, the valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the obligation.

In determining fair value for any portfolio security or other investment, the valuation and pricing committee seeks to determine the amount that an owner of the investment might reasonably expect to receive upon a sale of the investment. However, because fair value prices are estimated prices, the valuation and pricing committee's determination of fair value for an investment may differ from the value that would be realized by the Funds upon a sale of the investment, and that difference could be material to the Funds' financial statements. The valuation and pricing committee's determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation Measurements: Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three levels listed below.

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment rates, credit risk, etc.)

Level 3: Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table displays a summary of the inputs used to value the Fund's net assets as of June 30, 2010. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

                                                       Fair Value Measurements at June 30, 2010
                                             Total             Level 1             Level 2             Level 3
Assets
Investments in Securities

    U.S. Treasury Securities           $     33,138,654   $     33,138,654     $            --    $             --
    U.S. Government Agencies                 69,180,570                  --         62,338,929           6,841,641
    Mortgage Backed                         191,710,862                  --        191,710,862                  --
    Short Term Investments                    9,999,917                  --          9,999,917                  --

Total Investments in Securities        $    304,030,003   $     33,138,654     $   264,049,708    $      6,841,641

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended June 30, 2010, was as follows:

                                                                                  Net             Net
                    Beginning                                                  Unrealized      Transfers           Ending
                     Balance         Gross          Gross       Net Realized   Appreciation/  in/(out) of         Balance
                    3/31/2010      Purchases        Sales       Gain/(Loss)   (Depreciation)   Level 3 (2)      06/30/2010

Investments in
Securities (1)   $         --   $  2,863,408    $  (154,581)   $         205   $     71,469   $ 4,053,642    $   6,841,641

(1) Level 3 Securities represent 2.13% of Total Net Assets at the period ended June 30, 2010.
(2) Transfers to Level 3 were from Level 2, and were due to a decrease in observable inputs available at the period ended June 30, 2010. Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.

Other notes:
Effective beginning with the date of this report and, for periods ending after that date, it is the policy of the Fund to recognize significant transfers between Levels 1 and 2 and to disclose those transfers at the last date of the reporting period. The Fund recognized no significant transfers into and out of Levels 1 and 2 during the nine month period ended June 30, 2010.
Information respecting the Fund's significant accounting policies is provided in the Fund's most recent Semi-Annual Report.

Thornburg Limited Term Income Fund                                                          June 30, 2010 Unaudited
                                                                              Credit Rating+     Principal
                                                                               S&P/Moody's        Amount        Value
            U.S. TREASURY SECURITIES -- 2.48%
                United States Treasury Notes, 1.00% due 4/30/2012                  AAA/Aaa    $  2,500,000  $  2,518,945
                United States Treasury Notes, 1.75% due 4/15/2013                  AAA/Aaa       2,500,000     2,556,934
                United States Treasury Notes, 2.50% due 3/31/2015                  AAA/Aaa       6,500,000     6,736,387
                United States Treasury Notes, 5.125% due 5/15/2016                 AAA/Aaa       1,000,000     1,167,227
                United States Treasury Notes, 4.875% due 8/15/2016                 AAA/Aaa       2,000,000     2,315,312
                United States Treasury Notes, 3.00% due 2/28/2017                  AAA/Aaa       2,000,000     2,076,406
                United States Treasury Notes, 3.25% due 3/31/2017                  AAA/Aaa       4,500,000     4,741,524

            TOTAL U.S. TREASURY SECURITIES (Cost $21,103,492)                                                 22,112,735

            U.S. GOVERNMENT AGENCIES -- 3.99%
       a        Agribank FCB, 9.125% due 7/15/2019                                   A/NR        4,470,000     5,294,183
                EJM  Airport  LLC Lease  Revenue  Bond,  6.271% due  5/15/2020
       b        (GSA) (Guaranty: United States of America)                          NR/NR        6,496,428     7,146,071
                Federal National Mtg Assoc., 7.00% due 3/1/2011                    AAA/Aaa             786           792
                Federal National Mtg Assoc., 5.095% due 12/1/2011                  AAA/Aaa         116,444       119,475
                Federal National Mtg Assoc., 7.491% due 8/1/2014                   AAA/Aaa          20,735        20,735
                Federal National Mtg Assoc., 2.00% due 3/26/2015                   AAA/Aaa       3,000,000     3,042,984
                Federal National Mtg Assoc., 3.00% due 3/22/2018                   AAA/Aaa       3,000,000     3,016,572
                Federal National Mtg Assoc., 3.00% due 3/16/2020                   AAA/Aaa       3,000,000     3,013,934
                Federal National Mtg Assoc., 3.00% due 3/30/2020                   AAA/Aaa       3,000,000     3,016,341
                Private Export Funding Corp., 5.45% due 9/15/2017                  AA+/Aaa       3,000,000     3,492,579
                Small  Business  Administration   Participation  Certificates,
                Series 2008-20D Class 1, 5.37% due 4/1/2028                         NR/NR        3,411,395     3,723,759
                Small  Business  Administration,  Series  2005-P10A  Class  1,
                4.638% due 2/10/2015                                                NR/NR        1,066,140     1,124,615
                U.S.  Department of Transportation  Headquarters,  Series 2004
     a,b        Class A-2, 5.594% due 12/7/2021                                     A-/NR        2,492,464     2,560,408

            TOTAL U.S. GOVERNMENT AGENCIES (Cost $34,326,644)                                                 35,572,448

            OTHER GOVERNMENT -- 1.16%
     a,c        Emirate of Abu Dhabi, 5.50% due 4/8/2014                            AA/Aa2       1,000,000     1,090,162
       c        Export-Import Bank of Korea, 8.125% due 1/21/2014                    A/A1        1,000,000     1,143,992
       c        Export-Import Bank of Korea, 5.875% due 1/14/2015                    A/A1        3,000,000     3,250,554
       c        Nova Scotia Province Canada, 5.75% due 2/27/2012                    A+/Aa2         500,000       535,413
       c        Province of Ontario Canada, 4.10% due 6/16/2014                    AA-/Aa1       4,000,000     4,314,744

            TOTAL OTHER GOVERNMENT (Cost $9,713,690)                                                          10,334,865

            MORTGAGE BACKED -- 18.05%
                Federal  Home Loan Mtg Corp.,  CMO Series 2528 Class HN, 5.00%
                due 11/15/2017                                                     AAA/Aaa       1,453,992     1,573,826
                Federal  Home Loan Mtg Corp.,  CMO Series 2627 Class GY, 4.50%
                due 6/15/2018                                                      AAA/Aaa       5,000,000     5,377,075
                Federal  Home Loan Mtg Corp.,  CMO Series 2628 Class AB, 4.50%
                due 6/15/2018                                                      AAA/Aaa       1,464,952     1,530,778
                Federal  Home Loan Mtg Corp.,  CMO Series  2640 Class G, 4.50%
                due 7/15/2018                                                      AAA/Aaa       2,830,468     2,944,922
                Federal  Home Loan Mtg Corp.,  CMO Series 2654 Class OG, 5.00%
                due 2/15/2032                                                      AAA/Aaa       1,000,000     1,081,464
                Federal  Home Loan Mtg Corp.,  CMO Series 2682 Class JG, 4.50%
                due 10/15/2023                                                     AAA/Aaa       5,000,000     5,340,796
                Federal  Home Loan Mtg Corp.,  CMO Series 2738 Class QE, 5.00%
                due 7/15/2032                                                      AAA/Aaa       3,000,000     3,271,160
                Federal  Home Loan Mtg Corp.,  CMO Series 2778 Class JD, 5.00%
                due 12/15/2032                                                     AAA/Aaa       4,000,000     4,333,215
                Federal  Home Loan Mtg Corp.,  CMO Series 2780 Class VJ, 5.00%
                due 4/15/2015                                                      AAA/Aaa       1,265,605     1,352,656
                Federal  Home Loan Mtg Corp.,  CMO Series 2802 Class NE, 5.00%
                due 2/15/2033                                                      AAA/Aaa       1,042,000     1,137,428
                Federal  Home Loan Mtg Corp.,  CMO Series 2808 Class VA, 5.50%
                due 5/15/2015                                                      AAA/Aaa       2,764,795     3,002,852
                Federal  Home Loan Mtg Corp.,  CMO Series 2814 Class GB, 5.00%
                due 6/15/2019                                                      AAA/Aaa         890,787       924,609
                Federal  Home Loan Mtg Corp.,  CMO Series 2825 Class VP, 5.50%
                due 6/15/2015                                                      AAA/Aaa       1,921,292     2,082,156
                Federal  Home Loan Mtg Corp.,  CMO Series 2827 Class BU, 3.50%
                due 7/15/2019                                                      AAA/Aaa       3,000,000     3,125,876
                Federal  Home Loan Mtg Corp.,  CMO Series 2902 Class QE, 5.50%
                due 6/15/2033                                                      AAA/Aaa       1,400,000     1,525,664
                Federal  Home Loan Mtg Corp.,  CMO Series 2915 Class KD, 5.00%
                due 9/15/2033                                                      AAA/Aaa       4,046,000     4,414,814
                Federal  Home Loan Mtg Corp.,  CMO Series 2943 Class BV, 5.00%
                due 3/15/2016                                                      AAA/Aaa       2,888,770     3,130,037
                Federal  Home Loan Mtg Corp.,  CMO Series 3054 Class DW, 5.50%
                due 5/15/2034                                                      AAA/Aaa         996,098     1,070,607
                Federal  Home Loan Mtg Corp.,  CMO Series  3083 Class U, 4.50%
                due 1/15/2017                                                      AAA/Aaa       3,253,791     3,483,887
                Federal  Home Loan Mtg Corp.,  CMO Series 3138 Class PC, 5.50%
                due 6/15/2032                                                      AAA/Aaa       5,000,000     5,297,792
                Federal  Home Loan Mtg Corp.,  CMO Series 3192 Class GB, 6.00%
                due 1/15/2031                                                      AAA/Aaa       2,000,000     2,046,166
                Federal  Home Loan Mtg Corp.,  CMO Series 3195 Class PD, 6.50%
                due 7/15/2036                                                       NR/NR        5,300,000     5,953,264
                Federal  Home Loan Mtg Corp.,  CMO Series 3255 Class QB, 5.50%
                due 5/15/2029                                                      AAA/Aaa       3,000,000     3,070,970
                Federal  Home Loan Mtg Corp.,  CMO Series 3504 Class PC, 4.00%
                due 1/15/2039                                                      AAA/Aaa       1,963,264     2,038,430
                Federal  Home Loan Mtg Corp.,  CMO Series 3541 Class PA, 5.00%
                due 5/15/2039                                                      AAA/Aaa       2,597,781     2,841,378
                Federal  Home Loan Mtg Corp.,  CMO Series 3563 Class BC, 4.00%
                due 6/15/2022                                                      AAA/Aaa       3,436,030     3,645,750
                Federal  Home Loan Mtg Corp.,  CMO Series 3589 Class CA, 4.00%
                due 10/15/2021                                                     AAA/Aaa       2,784,099     2,959,111
                Federal Home Loan Mtg Corp., Pool P10039, 5.00% due 4/1/2013       AAA/Aaa       1,367,409     1,456,102
                Federal  Home Loan Mtg  Corp.,  REMIC  Series  3626  Class AV,
                5.50% due 10/15/2020                                               AAA/Aaa       4,856,063     5,268,626
                Federal  National  Mtg  Assoc.,  CMO Series  2003-4  Class PE,
                5.00% due 2/25/2018                                                AAA/Aaa       2,348,000     2,556,898
                Federal  National  Mtg Assoc.,  CMO Series  2003-64  Class EC,
                5.50% due 5/25/2030                                                AAA/Aaa          81,097        81,111
                Federal  National  Mtg Assoc.,  CMO Series  2003-74  Class KN,
                4.50% due 8/25/2018                                                AAA/Aaa       1,610,178     1,678,346
                Federal  National  Mtg Assoc.,  CMO Series  2003-92  Class VG,
                5.00% due 9/25/2014                                                AAA/Aaa         879,575       938,263
                Federal  National  Mtg Assoc.,  CMO Series  2004-33  Class MW,
                4.50% due 1/25/2030                                                AAA/Aaa       3,000,000     3,218,097
                Federal National Mtg Assoc.,  CMO Series 2005-35 VG, 5.00% due
                4/25/2016                                                          AAA/Aaa       1,271,540     1,365,702
                Federal  National  Mtg Assoc.,  CMO Series  2005-48  Class AR,
                5.50% due 2/25/2035                                                AAA/Aaa       2,251,866     2,457,312
                Federal  National  Mtg Assoc.,  CMO Series  2006-51  Class PB,
                5.50% due 8/25/2033                                                AAA/Aaa       3,000,000     3,222,257
                Federal  National  Mtg Assoc.,  CMO Series  2007-26  Class VH,
                5.50% due 2/25/2018                                                AAA/Aaa       4,790,818     5,234,015
                Federal  National  Mtg Assoc.,  CMO Series  2007-42  Class PA,
                5.50% due 4/25/2037                                                AAA/Aaa       3,646,184     3,861,589
                Federal  National  Mtg Assoc.,  CMO Series  2007-65  Class PB,
                6.00% due 10/25/2032                                               AAA/Aaa       3,000,000     3,143,033
                Federal  National  Mtg Assoc.,  CMO Series  2008-54  Class EA,
                5.00% due 7/25/2019                                                AAA/Aaa       3,421,857     3,717,823
                Federal  National  Mtg Assoc.,  CMO Series  2008-55  Class VA,
                5.00% due 7/25/2019                                                AAA/Aaa       2,993,846     3,242,267
                Federal  National Mtg Assoc.,  CMO Series  2009-111  Class VB,
                4.50% due 2/25/2021                                                AAA/Aaa       1,929,069     2,099,272
                Federal  National  Mtg Assoc.,  CMO Series  2009-49  Class KA,
                5.00% due 2/25/2024                                                AAA/Aaa       2,586,633     2,779,568
                Federal National Mtg Assoc.,  CMO Series 2009-5 Class A, 4.50%
                due 12/25/2023                                                     AAA/Aaa       7,435,124     7,887,329
                Federal  National  Mtg Assoc.,  CMO Series  2009-52  Class AJ,
                4.00% due 7/25/2024                                                AAA/Aaa       3,967,874     4,194,768
                Federal  National  Mtg Assoc.,  CMO Series  2009-65  Class GA,
                4.50% due 11/25/2023                                               AAA/Aaa       2,308,897     2,482,369
                Federal  National  Mtg Assoc.,  CMO Series  2009-70  Class NK,
                4.50% due 8/25/2019                                                AAA/Aaa       4,074,153     4,358,707
                Federal  National  Mtg Assoc.,  CMO Series  2009-70  Class PA,
                5.00% due 8/25/2035                                                AAA/Aaa       3,263,192     3,514,451
                Federal  National  Mtg Assoc.,  CMO Series  2009-89  Class BV,
                4.50% due 12/25/2020                                               AAA/Aaa       2,857,605     3,066,219
                Federal National Mtg Assoc., Pool 357384, 4.50% due 5/1/2018       AAA/Aaa       1,106,379     1,179,806
                Government  National Mtg Assoc., CMO Series 2009-35 Series KV,
                4.50% due 6/20/2020                                                AAA/Aaa       4,611,539     4,963,076
                Government  National Mtg Assoc.,  CMO Series 2009-68 Class DP,
                4.50% due 11/16/2038                                               AAA/Aaa       4,025,050     4,219,507
                Government  National  Mtg  Assoc.,  Pool  003007,   8.50%  due
                11/20/2015                                                         AAA/Aaa          17,595        19,036
                Government  National  Mtg  Assoc.,  Pool  827148,  3.375%  due
                2/20/2024                                                          AAA/Aaa          33,592        34,675

            TOTAL MORTGAGE BACKED (Cost $157,552,888)                                                        160,796,907

            ASSET BACKED SECURITIES -- 2.69%
            BANKS -- 0.38%
              Commercial Banks -- 0.38%
                Wachovia Bank  Commercial  Mtg Trust,  Series  2005-C21  Class
                A-4, 5.382% due 10/15/2044                                         AAA/Aaa       3,000,000     3,171,714
                Wells Fargo Asset Securities Corp.,  Series 2005-AR2 Class B1,
                2.871% due 2/25/2035                                                 B-/C          985,164       122,627
                Wells Fargo Asset Securities Corp.,  Series 2005-AR2 Class B1,
                3.496% due 3/25/2035                                                NR/NR        1,056,361       129,309

                                                                                                               3,423,650
            CONSUMER SERVICES -- 0.44%
              Hotels, Restaurants & Leisure -- 0.44%
                Dunkin 2006-1 Class A2, 5.779% due 6/20/2031                        NR/NR        4,000,000     3,897,360

                                                                                                               3,897,360
            DIVERSIFIED FINANCIALS -- 1.87%
              Capital Markets -- 0.71%
                Bear  Stearns  Mtg.,  Series  2004-3  Class  1-A2,  2.984% due
                7/25/2034                                                           A+/Aa3         376,939       308,062
                Commercial  Mtg  Pass-Through  Certificates,  Series  2001-J1A
                Class C, 6.83% due 2/14/2034                                        NR/Aaa       3,500,000     3,579,038
                GS Mtg Securities Corp. II, Series 2001-ROCK,  Class C, 6.878%
       a        due 5/3/2018                                                       AAA/Aaa         545,000       565,821
                Merrill  Lynch Mtg  Investors,  Series 2003 E Class B3, 1.847%
                due 10/25/2028                                                      A+/A2        1,242,866       627,870
                Merrill Lynch Mtg  Investors,  Series 2004 A4 Class M1, 2.839%
                due 8/25/2034                                                       AA/NR          868,551       383,221
                Morgan Stanley Dean Witter  Capital Trust,  Series 2001 Xl-280
                Class C, 6.756% due 2/3/2016                                        NR/Aaa         825,000       851,628
              Consumer Finance -- 0.33%
                World  Financial  Network  Series  2010-1A  Class A, 4.16% due
       a        11/15/2012                                                          AAA/NR       3,000,000     3,001,156
              Diversified Financial Services -- 0.83%
                Banc  America  Mtg  Securities,  Inc.,  Series 2005 A Class B1
                Floating Rate Note, 3.512% due 2/25/2035                            NR/NR        2,854,780       375,112
                Citigroup  Commercial Mtg Trust,  Series  2004-HYB2  Class B1,
                4.133% due 3/25/2034                                                AA/A1          459,451       235,073
                Countrywide  Home  Loan,  Series  2004  Class  1-A,  2.83% due
                7/20/2034                                                          AAA/Aa3         503,922       437,273
                FNBC Trust, Series 1993 A, 8.08% due 1/5/2018                      AA-/Aa3       1,009,540     1,106,048
                JPMorgan  Chase  Commercial  Mtg,  Series  2004-C3  Class A-5,
                4.878% due 1/15/2042                                                NR/Aaa       5,000,000     5,220,408

                                                                                                              16,690,710

            TOTAL ASSET BACKED SECURITIES (Cost $28,642,071)                                                  24,011,720

            CORPORATE BONDS -- 52.33%
            AUTOMOBILES & COMPONENTS -- 1.79%
              Automobiles -- 1.79%
       a        American Honda Finance, 5.125% due 12/15/2010                       A+/A1        1,500,000     1,526,806
       a        American Honda Finance, 2.885% due 6/29/2011                        A+/A1        3,500,000     3,575,089
                Harley-Davidson    Funding   Corp.,    6.80%   due   6/15/2018
       a        (Guaranteed: Harley-Davidson Credit Corp.)                         BBB/Baa1      2,500,000     2,632,340
                Harley-Davidson    Funding   Corp.,   5.25%   due   12/15/2012
       a        (Guaranteed: Multiple Guarantors)                                  BBB/Baa1      3,000,000     3,102,504
       c        Hyundai Capital Services, Inc., 6.00% due 5/5/2015                 BBB/Baa2      4,000,000     4,285,384
                Toyota Motor Credit Corp., 4.35% due 12/15/2010                     AA/Aa2         800,000       811,341

                                                                                                              15,933,464
            BANKS -- 5.31%
              Commercial Banks -- 5.31%
     a,c        ANZ National International, 6.20% due 7/19/2013                     AA/Aa2       1,000,000     1,107,891
                Charter One Bank NA, 5.50% due 4/26/2011                            A-/A2        1,750,000     1,791,563
     a,c        Danske Bank A/S, 3.75% due 4/1/2015                                 A/Aa3        4,000,000     4,070,260
       a        HSBC Bank plc, 3.50% due 6/28/2015                                  AA/Aa2       2,000,000     2,019,240
     a,c        ICICI Bank Ltd., 5.50% due 3/25/2015                              BBB-/Baa2      5,000,000     5,168,230
                National City Bank, 7.25% due 7/15/2010                              A/NR        2,000,000     2,002,036
                National City Bank Floating Rate Note, 0.908% due 6/7/2017           A/A2        4,000,000     3,578,464
                Nations Bank Corp., 7.23% due 8/15/2012                              A/A2          250,000       269,638
                North Fork Bancorp, Inc., 5.875% due 8/15/2012                    BBB-/Baa2      2,000,000     2,074,668
                Santander  Financial  Issuances  Ltd.,  6.375%  due  2/15/2011
       c        (Guaranteed: Banco Santander SA)                                   AA-/Aa3       4,000,000     4,088,720
                Santander Issuances,  6.50% due 8/11/2019  (Guaranteed:  Banco
     a,c        Santander SA)                                                      AA-/Aa3       5,000,000     4,951,345
                Silicon Valley Bank, 5.70% due 6/1/2012                            BBB+/A2       3,500,000     3,649,079
                Silicon Valley Bank, 6.05% due 6/1/2017                             BBB/A3       1,000,000     1,012,493
                Sovereign Bank, 5.125% due 3/15/2013                               A-/Baa1       4,000,000     4,053,536
       a        Webster Bank, 5.875% due 1/15/2013                                BBB-/Baa1      3,000,000     2,815,599
                Whitney National Bank, 5.875% due 4/1/2017                         BB+/Baa1      4,000,000     3,612,916
                Zions Bancorp, 7.75% due 9/23/2014                                 BBB-/NR       1,000,000     1,018,978

                                                                                                              47,284,656
            CAPITAL GOODS -- 3.22%
              Aerospace & Defense -- 0.19%
                Boeing Co., 5.00% due 3/15/2014                                      A/A2        1,500,000     1,668,708
              Electrical Equipment -- 0.28%
                Emerson Electric Co., 5.75% due 11/1/2011                            A/A2          800,000       847,574
                Emerson Electric Co., 4.125% due 4/15/2015                           A/A2          500,000       540,086
                Hubbell, Inc., 6.375% due 5/15/2012                                  A/A3        1,000,000     1,074,912
              Industrial Conglomerates -- 1.01%
                General Electric Capital Corp., 4.875% due 10/21/2010              AA+/Aa2       2,500,000     2,529,235
                General Electric Capital Corp.  Floating Rate Note, 0.679% due
                6/20/2014                                                          AA+/Aa2       4,000,000     3,768,060
       a        Smiths Group plc, 6.05% due 5/15/2014                             BBB+/Baa2      2,500,000     2,747,510
              Machinery -- 1.74%
                Caterpillar Financial Services Corp., 5.85% due 9/1/2017             A/A2        1,500,000     1,706,697
                Caterpillar  Financial  Services  Corp.  Floating  Rate  Note,
                1.287% due 6/24/2011                                                 A/A2        3,200,000     3,223,562
     a,b        General American Railcar Corp., 6.69% due 9/20/2016                AA-/Ba3         147,129       131,864
       c        Ingersoll-Rand Global Holding Co., 9.50% due 4/15/2014            BBB+/Baa1        500,000       619,493
       a        ITW CUPIDS Finance Trust I, 6.55% due 12/31/2011                    NR/A1        5,000,000     4,986,365
                John Deere Capital Corp., 5.25% due 10/1/2012                        A/A2        1,600,000     1,733,758
     a,c        Volvo Treasury AB, 5.95% due 4/1/2015                             BBB-/Baa2      3,000,000     3,135,954

                                                                                                              28,713,778
            COMMERCIAL & PROFESSIONAL SERVICES -- 0.67%
              Commercial Services & Supplies -- 0.67%
                Allied Waste North America, Inc., 6.875% due 6/1/2017               BBB/NR       4,000,000     4,360,000
                Science Applications International Corp., 6.25% due 7/1/2012        A-/A3        1,000,000     1,093,208
                Waste Management, Inc., 7.375% due 8/1/2010                        BBB/Baa3        500,000       502,193

                                                                                                               5,955,401
            CONSUMER DURABLES & APPAREL -- 0.61%
              Household Durables -- 0.31%
                Fortune Brands, Inc., 6.375% due 6/15/2014                        BBB-/Baa3      2,500,000     2,782,723
              Textiles, Apparel & Luxury Goods -- 0.30%
                Nike, Inc., 5.15% due 10/15/2015                                    A+/A1        2,315,000     2,623,749

                                                                                                               5,406,472
            CONSUMER SERVICES -- 0.11%
              Hotels, Restaurants & Leisure -- 0.11%
                International Game Technology, 5.50% due 6/15/2020                 BBB/Baa2      1,000,000     1,031,620

                                                                                                               1,031,620
            DIVERSIFIED FINANCIALS -- 7.23%
              Capital Markets -- 3.66%
       c        AMVESCAP plc, 5.375% due 2/27/2013 (Guaranteed: Invesco Ltd.)      BBB+/A3       5,606,000     5,847,394
                Bear Stearns Co., Inc., 4.50% due 10/28/2010                        A+/Aa3       3,000,000     3,035,373
                CDP Financial, Inc., 3.00% due 11/25/2014 (Guaranteed:  Caisse
       a        de Depot et Placement du Quebec)                                    NR/NR        4,000,000     4,036,856
       a        FMR LLC, 4.75% due 3/1/2013                                         A+/A2        5,000,000     5,255,500
     d,e        Lehman Brothers Holdings, Inc., 5.625% due 1/24/2013                NR/NR        1,300,000       263,250
     a,c        Macquarie Group Ltd., 6.00% due 1/14/2020                           A-/A2        1,000,000     1,013,510
     a,c        Macquarie Group Ltd., 7.30% due 8/1/2014                            A-/A2        3,000,000     3,307,299
     a,c        Macquarie Group Ltd., 7.625% due 8/13/2019                          NR/NR        1,000,000     1,123,592
                Merrill Lynch & Co., Inc., 6.875% due 4/25/2018                      A/A2        2,000,000     2,133,562
                Morgan Stanley Floating Rate Note, 2.93% due 5/14/2013               A/A2        5,000,000     5,017,885
       c        Nomura Holdings, Inc., 5.00% due 3/4/2015                         BBB+/Baa2      1,500,000     1,585,014
              Consumer Finance -- 0.45%
                American Express Credit Corp., 5.875% due 5/2/2013                 BBB+/A2       2,500,000     2,735,327
                Capital One Bank, 6.50% due 6/13/2013                               BBB/A3         300,000       329,045
                Capital One Financial Corp., 5.70% due 9/15/2011                   BBB/Baa1        950,000       988,275
              Diversified Financial Services -- 3.12%
                Bank of America Corp., 7.40% due 1/15/2011                          A-/A3        1,500,000     1,544,465
                Bank of America Corp., 4.50% due 4/1/2015                            A/A2        1,000,000     1,010,721
       a        Bank of America Covered Bond Issuer, 5.50% due 6/14/2012            AA/Aa2       3,000,000     3,209,040
       a        Bank of America Institutional Series B, 7.70% due 12/31/2026       BB/Baa3       2,000,000     1,917,500
                Citigroup, Inc., 6.00% due 12/13/2013                                A/A3        2,000,000     2,098,226
                Citigroup, Inc., 6.50% due 8/19/2013                                 A/A3        1,000,000     1,065,177
                Citigroup, Inc., 6.125% due 5/15/2018                                A/A3          500,000       521,841
                Citigroup, Inc., 5.00% due 9/15/2014                               A-/Baa1       3,000,000     3,000,600
       a        CME Group Index Services, 4.40% due 3/15/2018                       AA/Aa3       4,000,000     4,076,068
       c        Korea Development Bank, 8.00% due 1/23/2014                          A/A1        3,000,000     3,414,906
                MBNA Corp., 6.125% due 3/1/2013                                      A/A2        1,000,000     1,073,545
                National  Agricultural   Cooperative  Federation,   5.00%  due
     a,c        9/30/2014                                                            A/A1        2,000,000     2,081,406
       f        National Rural Utilities CFC, 10.375% due 11/1/2018                 A+/A1        2,000,000     2,773,344

                                                                                                              64,458,721
            ENERGY -- 6.29%
              Energy Equipment & Services -- 1.66%
                Detroit  Edison  Corporate  Senior  Note  Series D,  5.40% due
                8/1/2014                                                            A-/A2        2,000,000     2,195,012
                Nabors Industries, Inc., 9.25% due 1/15/2019                      BBB+/Baa1      4,000,000     4,917,784
                Rowan Companies, Inc., 7.875% due 8/1/2019                        BBB-/Baa3      7,000,000     7,711,767
              Oil, Gas & Consumable Fuels -- 4.63%
       c        BP Capital Markets plc, 3.875% due 3/10/2015                         A/A2        2,000,000     1,704,306
                Conocophillips, 4.75% due 2/1/2014                                   A/A1        1,000,000     1,099,761
       a        DCP Midstream LLC, 9.75% due 3/15/2019                             BBB/Baa2      1,500,000     1,929,190
                Enbridge Energy Partners LP, 9.875% due 3/1/2019                   BBB/Baa2      2,000,000     2,627,726
       c        Enbridge, Inc., 5.80% due 6/15/2014                                A-/Baa1       2,000,000     2,230,714
                Energy Transfer Partners LP, 6.00% due 7/1/2013                   BBB-/Baa3      1,000,000     1,085,329
                Energy Transfer Partners LP, 9.00% due 4/15/2019                  BBB-/Baa3      1,000,000     1,176,025
                Enterprise Products Operating LLC, 5.20% due 9/1/2020             BBB-/Baa3      1,000,000     1,027,011
                Enterprise Products Operating LLC, 3.70% due 6/1/2015             BBB-/Baa3      1,000,000     1,011,599
                Enterprise Products Participating LP, 7.50% due 2/1/2011          BBB-/Baa3        250,000       257,529
                Murphy Oil Corp., 6.375% due 5/1/2012                              BBB/Baa3        750,000       796,729
                Norsk  Hydro A/S,  6.70% due  1/15/2018  (Guaranteed:  Statoil
       c        Petroleum AS)                                                      AA-/Aa2       1,000,000     1,195,252
                NuStar Logistics, 7.65% due 4/15/2018                             BBB-/Baa3      3,000,000     3,458,130
                Occidental Petroleum Corp., 7.00% due 11/1/2013                      A/A2        1,000,000     1,168,650
       c        Petrobras International Finance Co., 7.875% due 3/15/2019         BBB-/Baa1      1,500,000     1,716,237
                Phillips Petroleum Co., 9.375% due 2/15/2011                         A/A1          900,000       943,080
       a        Semco Energy, Inc., 5.15% due 4/21/2020                            BBB+/A3       3,000,000     3,213,492
                Shell International  Finance, 3.10% due 6/28/2015 (Guaranteed:
                Royal Dutch Shell plc)                                              AA/Aa1       3,000,000     3,046,425
                Sunoco Logistics Partner, 8.75% due 2/15/2014                      BBB/Baa2      4,500,000     5,286,717
     a,c        Woodside Finance Ltd., 8.125% due 3/1/2014                         A-/Baa1       1,500,000     1,708,497
     a,c        Woodside Finance Ltd., 8.75% due 3/1/2019                          A-/Baa1       2,500,000     3,004,785
     a,c        Woodside Finance Ltd., 4.50% due 11/10/2014                        A-/Baa1       1,500,000     1,529,868

                                                                                                              56,041,615
            FOOD, BEVERAGE & TOBACCO -- 2.73%
              Beverages -- 1.18%
                Anheuser Busch Cos., Inc., 4.375% due 1/15/2013                   BBB+/Baa2      2,000,000     2,106,706
                Anheuser Busch Cos., Inc., 4.70% due 4/15/2012                    BBB+/Baa2      1,000,000     1,050,374
     a,c        Bacardi Ltd., 7.45% due 4/1/2014                                   BBB/Baa1      2,500,000     2,914,820
     a,c        Bacardi Ltd., 8.20% due 4/1/2019                                   BBB/Baa1      1,500,000     1,899,210
                Coca Cola Co., 5.75% due 3/15/2011                                  A+/Aa3         200,000       206,566
     a,c        Sabmiller plc, 6.50% due 7/15/2018                                BBB+/Baa1      2,000,000     2,326,890
              Food Products -- 0.25%
                Conagra, Inc., 7.875% due 9/15/2010                                BBB/Baa2         11,000        11,140
                General Mills, 5.20% due 3/17/2015                                BBB+/Baa1      1,000,000     1,121,752
                Kraft Foods, Inc., 6.00% due 2/11/2013                            BBB-/Baa2      1,000,000     1,102,456
              Tobacco -- 1.30%
                Altria Group, Inc., 8.50% due 11/10/2013                           BBB/Baa1      1,000,000     1,167,347
                Altria Group, Inc., 9.70% due 11/10/2018                           BBB/Baa1      3,000,000     3,799,140
                Lorillard Tobacco Co., 8.125% due 6/23/2019                       BBB-/Baa2      5,000,000     5,545,265
                UST, Inc., 5.75% due 3/1/2018                                       BBB/NR       1,000,000     1,041,051

                                                                                                              24,292,717
            HEALTH CARE EQUIPMENT & SERVICES -- 0.38%
              Health Care Providers & Services -- 0.38%
                McKesson Corp., 6.50% due 2/15/2014                                A-/Baa2       1,000,000     1,142,594
                UnitedHealth Group, Inc., 6.00% due 2/15/2018                      A-/Baa1       1,000,000     1,115,018
                Wellpoint, Inc., 6.00% due 2/15/2014                               A-/Baa1       1,000,000     1,121,344

                                                                                                               3,378,956
            HOTELS RESTAURANTS & LEISURE -- 0.47%
              Hotels, Restaurants & Leisure -- 0.47%
       a        Hyatt Hotels Corps., 5.75% due 8/15/2015                           BBB/Baa2      2,500,000     2,608,328
     a,c        TDIC Finance Ltd., 6.50% due 7/2/2014                               AA/A1        1,500,000     1,597,440

                                                                                                               4,205,768
            INSURANCE -- 4.87%
              Insurance -- 4.87%
                Fidelity National Financial, 6.60% due 5/15/2017                  BBB-/Baa3      5,000,000     4,985,345
       a        Genworth Life Institutional Fund, 5.875% due 5/3/2013                A/A2        1,000,000     1,033,939
                Hartford Financial Services Group, Inc., 4.625% due 7/15/2013      BBB/Baa3      1,000,000     1,029,023
                International Lease Finance Corp., 5.00% due 9/15/2012              BB+/B1       2,000,000     1,847,500
       a        Liberty Mutual Group, Inc., 5.75% due 3/15/2014                   BBB-/Baa2      1,000,000     1,039,790
                Lincoln National Corp., 4.75% due 2/15/2014                        A-/Baa2       1,000,000     1,031,775
                Northwind  Holdings LLC, Series 2007-1A Class A1 Floating Rate
       a        Bond, 1.318% due 12/1/2037 (Insured: MBIA)                          NR/NR        5,687,500     4,154,889
       a        Ohio National Financial Services, 6.375% due 4/30/2020              A/Baa1       1,000,000     1,052,404
                Pacific Life Global Funding CPI Floating Rate Note,  4.42% due
       a        2/6/2016                                                            A+/A1        8,000,000     7,680,560
       a        Principal Life Global Funding, 4.42% due 10/1/2010                  A/Aa3        4,000,000     4,020,968
     a,c        QBE Insurance Group Ltd., 5.647% due 7/1/2023                     BBB+/Baa1      5,000,000     4,636,735
                Torchmark, Corp., 9.25% due 6/15/2019                               A/Baa1       4,000,000     4,999,776
                Transatlantic Holdings, Inc., 5.75% due 12/14/2015                BBB+/Baa1      5,000,000     5,129,830
                UnumProvident Corp., 7.625% due 3/1/2011                          BBB-/Baa3        691,000       717,346

                                                                                                              43,359,880
            MATERIALS -- 1.38%
              Chemicals -- 0.80%
       a        Chevron Phillips Chemical, 7.00% due 3/15/2011                     BBB/Baa1        500,000       516,457
       a        Chevron Phillips Chemical, 7.00% due 6/15/2014                     BBB/Baa1      4,000,000     4,591,892
                E.I. du Pont de Nemours & Co., 4.125% due 3/6/2013                   A/A2          325,000       345,858
                E.I. du Pont de Nemours & Co., 5.00% due 1/15/2013                   A/A2        1,000,000     1,085,329
       c        Potash Corp. of Saskatchewan, 5.25% due 5/15/2014                  A-/Baa1         500,000       551,518
              Construction Materials -- 0.45%
       f        CRH America, Inc., 8.125% due 7/15/2018                           BBB+/Baa1      2,000,000     2,411,900
                Holcim US Finance,  6.00% due 12/30/2019  (Guaranteed:  Holcim
     a,c        Ltd.)                                                              BBB/Baa2      1,500,000     1,600,147
              Metals & Mining -- 0.13%
     a,c        Anglo American Capital, 9.375% due 4/8/2014                        BBB/Baa1      1,000,000     1,195,434

                                                                                                              12,298,535
            MEDIA -- 0.96%
              Media -- 0.96%
                Comcast Corp., 6.30% due 11/15/2017                               BBB+/Baa1      1,000,000     1,141,673
       c        Thomson Reuters Corp., 5.95% due 7/15/2013                         A-/Baa1       2,000,000     2,235,884
                Time Warner Cable, Inc., 5.40% due 7/2/2012                        BBB/Baa2      3,000,000     3,204,525
                Time Warner Cable, Inc., 7.50% due 4/1/2014                        BBB/Baa2      1,500,000     1,742,844
                Time Warner Co., Inc., 8.05% due 1/15/2016                         BBB/Baa2        200,000       239,739

                                                                                                               8,564,665
            PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES -- 1.67%
              Biotechnology -- 1.09%
                Biogen Idec, Inc., 6.875% due 3/1/2018                            BBB+/Baa3      5,000,000     5,697,265
       a        Genzyme Corp., 3.625% due 6/15/2015                                A-/Baa2       3,000,000     3,034,518
       a        Genzyme Corp., 5.00% due 6/15/2020                                 A-/Baa2       1,000,000     1,029,995
              Pharmaceuticals -- 0.58%
                Abbott Labs, 3.75% due 3/15/2011                                    AA/A1          500,000       510,418
                Pfizer, Inc., 5.35% due 3/15/2015                                   AA/A1        2,500,000     2,832,430
                Tiers  Inflation  Linked  Trust  Series  Wyeth  2004-21  Trust
                Certificate CPI Floating Rate Note, 4.086% due 2/1/2014             AA/A1        2,000,000     1,823,180

                                                                                                              14,927,806
            REAL ESTATE -- 1.01%
              Real Estate Investment Trusts -- 1.01%
     a,g        Digital Realty Trust LP, 4.50% due 7/15/2015                        NR/NR        8,000,000     7,975,760
       a        Digital Realty Trust LP, 5.875% due 2/1/2020                       BBB/Baa2      1,000,000     1,020,247

                                                                                                               8,996,007
            RETAILING -- 0.70%
              Specialty Retail -- 0.70%
                Best Buy Co., Inc., 6.75% due 7/15/2013                           BBB-/Baa2      2,500,000     2,796,245
                Staples, Inc., 9.75% due 1/15/2014                                 BBB/Baa2      1,500,000     1,840,016
                Staples, Inc., 7.75% due 4/1/2011                                  BBB/Baa2      1,500,000     1,567,611

                                                                                                               6,203,872
            SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.38%
              Semiconductors & Semiconductor Equipment -- 0.38%
                KLA Tencor Corp., 6.90% due 5/1/2018                               BBB/Baa1      3,000,000     3,356,085

                                                                                                               3,356,085
            SOFTWARE & SERVICES -- 0.37%
              Information Technology Services -- 0.37%
                Computer Sciences Corp., 5.50% due 3/15/2013                       A-/Baa1       1,000,000     1,074,998
                Electronic Data Systems Corp., 6.00% due 8/1/2013                    A/A2        1,000,000     1,127,547
                Western Union Co., 6.50% due 2/26/2014                              A-/A3        1,000,000     1,123,453

                                                                                                               3,325,998
            TECHNOLOGY HARDWARE & EQUIPMENT -- 0.70%
              Computers & Peripherals -- 0.70%
                Dell, Inc., 5.625% due 4/15/2014                                    A-/A2          500,000       560,640
       a        Seagate Technology International, 10.00% due 5/1/2014              BB+/Baa3      5,000,000     5,712,500

                                                                                                               6,273,140
            TELECOMMUNICATION SERVICES -- 2.94%
              Diversified Telecommunication Services -- 2.94%
                AT&T, Inc., 4.85% due 2/15/2014                                      A/A2        1,000,000     1,095,244
                AT&T, Inc., 5.80% due 2/15/2019                                      A/A2          750,000       844,382
                Cellco Partnership, 3.75% due 5/20/2011                              A/A2        1,000,000     1,024,229
                Cellco Partnership Floating Rate Note, 3.065% due 5/20/2011          A/A2        2,000,000     2,044,560
       c        Deutsche Telekom International Finance, 6.75% due 8/20/2018       BBB+/Baa1      2,000,000     2,317,500
     a,b        Hidden Ridge Facility, 5.65% due 1/1/2022                           NR/NR        5,000,000     5,000,000
                Michigan Bell Telephone Co., 7.85% due 1/15/2022                     A/NR        3,000,000     3,580,785
     a,c        Qtel International Finance Ltd., 6.50% due 6/10/2014                A-/A1        1,000,000     1,094,374
       c        Telecom Italia Capital SA, 6.175% due 6/18/2014                    BBB/Baa2      3,000,000     3,136,311
                Telefonica  Emisiones SAU,  6.421% due 6/20/2016  (Guaranteed:
       c        Telefonica SA)                                                     A-/Baa1       5,000,000     5,484,485
                Verizon Communications, Inc., 6.10% due 4/15/2018                    A/A3          500,000       567,639

                                                                                                              26,189,509
            TRANSPORTATION -- 0.67%
              Air Freight & Logistics -- 0.06%
                FedEx Corp., 8.76% due 5/22/2015                                   BBB/Baa1        455,875       517,763
              Airlines -- 0.30%
                Continental  Airlines  Series  1997-4  Class  4-A,  6.90%  due
                1/2/2018                                                          BBB+/Baa2        144,726       144,726
                Delta Air Lines, Inc., 6.20% due 7/2/2018                           NR/NR        2,500,000     2,500,000
              Road & Rail -- 0.31%
                GATX Corp., 4.75% due 5/15/2015                                   BBB+/Baa1      1,000,000     1,042,687
                Ryder System, Inc., 7.20% due 9/1/2015                            BBB+/Baa1      1,500,000     1,739,715

                                                                                                               5,944,891
            UTILITIES -- 7.87%
              Electric Utilities -- 4.33%
                Aquila, Inc., 7.95% due 2/1/2011                                   BBB/Baa3      1,500,000     1,551,929
                Centerpoint Energy, 7.00% due 3/1/2014                            BBB+/Baa1      2,000,000     2,320,206
                Commonwealth Edison Co., 4.74% due 8/15/2010                       A-/Baa1         975,000       979,194
                Commonwealth Edison Co., 6.15% due 3/15/2012                       A-/Baa1         910,000       980,859
                E.  ON   International   Finance  BV,   5.80%  due   4/30/2018
     a,c        (Guaranteed: E. ON AG)                                               A/A2        2,000,000     2,256,230
     a,c        Electricite de France SA, 5.50% due 1/26/2014                       A+/Aa3       1,250,000     1,381,514
                Empire District Electric Co., 4.65% due 5/28/2020                  BBB+/A3       3,000,000     3,058,839
                Entergy Gulf States, Inc., 5.70% due 6/1/2015                      BBB+/A3         460,000       460,685
                Entergy Texas, Inc., 7.125% due 2/1/2019                          BBB+/Baa2      1,500,000     1,771,934
                Entergy Texas, Inc., 3.60% due 6/1/2015                           BBB+/Baa2      3,000,000     3,044,313
                Great  River  Energy  Series   2007-A,   5.829%  due  7/1/2017
       a        (Insured: Natl-Re)                                                  AAA/A2       3,784,988     4,245,622
                Gulf Power Co., 4.35% due 7/15/2013                                  A/A2          925,000       986,023
                Idaho Power Corp., 6.025% due 7/15/2018                             A-/A2        1,000,000     1,126,160
     a,c        Korea Southern Power Co., 5.375% due 4/18/2013                       A/A1        1,000,000     1,066,755
                Metropolitan Edison Co., 7.70% due 1/15/2019                      BBB-/Baa2      2,250,000     2,719,080
                MP Environmental, 4.982% due 7/1/2014                              AAA/Aaa       3,206,652     3,347,712
                Oglethorpe Power Corp., 6.10% due 3/15/2019                          A/A3        2,500,000     2,881,477
                PPL Energy Supply LLC, 6.50% due 5/1/2018                          BBB/Baa2      1,000,000     1,106,025
                Toledo Edison Co., 7.25% due 5/1/2020                              BBB/Baa1      1,000,000     1,211,551
       c        TransAlta Corp., 4.75% due 1/15/2015                               BBB/Baa2      2,000,000     2,105,906
              Gas Utilities -- 0.50%
       a        Maritimes & North East Pipeline, 7.50% due 5/31/2014               BBB/Baa3      1,920,800     2,113,130
                NuStar Pipeline Operating  Partnership LP, 5.875% due 6/1/2013
                (Guaranteed: NuStar Energy LP)                                    BBB-/Baa3      2,000,000     2,139,438
                Southern California Gas Co., 4.375% due 1/15/2011                   NR/Aa3         225,000       228,970
              Multi-Utilities -- 3.04%
                Ameren Energy Generating Co., 7.00% due 4/15/2018                 BBB-/Baa3      2,000,000     2,128,574
                Dominion Resources, Inc., 8.875% due 1/15/2019                     A-/Baa2       1,000,000     1,320,854
       a        Enogex LLC, 6.875% due 7/15/2014                                  BBB+/Baa3      4,000,000     4,393,180
       a        Enogex LLC, 6.25% due 3/15/2020                                   BBB+/Baa3      2,500,000     2,677,377
                Northern States Power Co., 4.75% due 8/1/2010                        A/A1        2,825,000     2,833,111
       a        Power Receivables Financing LLC, 6.29% due 1/1/2012                 NR/NR        3,291,016     3,355,980
                Sempra Energy, 6.50% due 6/1/2016                                 BBB+/Baa1        500,000       573,749
                Southern California Edison Co., 5.75% due 3/15/2014                  A/A1          500,000       562,683
     a,c        Taqa Abu Dhabi National Energy Co., 6.60% due 8/1/2013              NR/A3        5,000,000     5,306,370
                Union Electric Co., 4.65% due 10/1/2013                             BBB/A3       2,000,000     2,140,016
                Union Electric Co., 6.70% due 2/1/2019                              BBB/A3         500,000       581,228
                Wisconsin Public Service Corp., 6.125% due 8/1/2011                 A/Aa3        1,150,000     1,209,094

                                                                                                              70,165,768

            TOTAL CORPORATE BONDS (Cost $439,947,749)                                                        466,309,324

            MUNICIPAL BONDS -- 11.87%
                American  Campus   Properties   Student  Housing,   7.38%  due
                9/1/2012 (Insured: Natl-Re)                                         A/Baa1       1,860,000     1,880,553
                American  Fork City Utah Sales,  4.89% due 3/1/2012  (Insured:
                AGM)                                                               AAA/Aa3         300,000       316,275
                American  Fork City Utah Sales,  5.07% due 3/1/2013  (Insured:
                AGM)                                                               AAA/Aa3         120,000       129,530
                Anaheim  California  Public  Financing  Authority,  5.316% due
                9/1/2017 (Insured: Natl Re/FGIC)                                     A/A1        2,365,000     2,312,237
                Anaheim  California  Public  Financing  Authority,  5.486% due
                9/1/2020 (Insured: Natl-Re/FGIC)                                     A/A1        3,270,000     3,140,737
                Brentwood  California   Infrastructure   Financing  Authority,
                6.16% due 10/1/2019                                                 AA-/NR       2,110,000     2,281,227
                Brockton  Massachusetts  Taxable Economic  Development,  6.45%
                due 5/1/2017 (Insured: Natl-Re/FGIC)                                A/Aa3          115,000       119,908
                Canadian County  Oklahoma  Educational  Facilities  Authority,
                4.253% due 9/1/2014                                                 A+/NR        3,000,000     3,189,300
                Cleveland Cuyahoga County Ohio, 6.10% due 5/15/2013                 NR/NR          805,000       810,015
                Connecticut Housing Finance Authority, 5.071% due 11/15/2019       AAA/Aaa       4,090,000     4,494,705
                Cook  County   Illinois   School   District  083,  4.625%  due
                12/1/2010 (Insured: AGM)                                            NR/Aa3         250,000       254,333
                Cook  County   Illinois   School   District  083,  4.875%  due
                12/1/2011 (Insured: AGM)                                            NR/Aa3         150,000       158,967
                Florida Capital Improvement Revenue,  5.477% due 7/1/2017 (FAU
                Finance Corp.)                                                       A/A2        1,400,000     1,489,152
                Florida Capital Improvement Revenue,  5.899% due 7/1/2018 (FAU
                Finance Corp.)                                                       A/A2        1,000,000     1,079,970
                Florida State Board of Education, 3.60% due 6/1/2015               AAA/Aa1       3,000,000     3,165,060
       g        Fort Collins Colorado Electric Utility, 4.92% due 12/1/2020         AA-/NR       2,250,000     2,268,180
                Garfield County  Oklahoma  Educational  Facilities  Authority,
                4.017% due 9/1/2015                                                  A/NR        4,095,000     4,160,397
       b        George Washington University, 4.411% due 9/15/2017                  NR/NR        1,750,000     1,750,000
                Green Bay Wisconsin, 4.875% due 4/1/2011 (Insured: Natl-Re)         NR/Aa1         365,000       373,983
                Hancock  County  Mississippi,  4.80%  due  8/1/2010  (Insured:
                Natl-Re)                                                            NR/A1          245,000       245,639
                Hancock  County  Mississippi,  4.90%  due  8/1/2011  (Insured:
                Natl-Re)                                                            NR/A1          315,000       315,822
                Hanover  Pennsylvania  Area School District  Notes,  4.47% due
                3/15/2013 (Insured: AGM)                                           AAA/Aa3       1,385,000     1,495,551
                Los Angeles  California  Department  of  Airports,  5.175% due
                5/15/2017                                                           AA-/A1       4,000,000     4,218,400
                Louisiana  Public  Facilities  Authority,  5.72% due  7/1/2015
                (Insured: CIFG)                                                   BBB-/Baa3      2,120,000     2,040,712
                Maine Finance Authority Waste Motor Oil, 4.55% due 10/1/2014         A/NR        1,855,000     1,947,713
                Menomonee Falls Wisconsin GO, 4.25% due 11/1/2014                   NR/Aa2       3,350,000     3,513,781
       a        Midwest Family Housing, 5.168% due 7/1/2016 (Insured: CIFG)         NR/NR        1,400,000     1,246,028
                Mississippi  Development  Bank Special  Obligation,  5.21% due
                7/1/2013 (Insured: AGM)                                             AAA/NR       1,200,000     1,320,204
                Missouri State Development  Finance Board,  5.45% due 3/1/2011
                (Crackerneck Creek)                                                  A/NR        1,090,000     1,118,678
                Montgomery  County  Maryland  Revenue  Authority,   5.00%  due
                2/15/2012                                                          AA+/Aa2         100,000       105,946
                New  Jersey  Health  Care  Facilities  Financing,  10.75%  due
                7/1/2010 (ETM)                                                      NR/NR          110,000       110,031
                New  Jersey  Health  Care  Facilities  Financing,   7.70%  due
                7/1/2011 (Insured: Connie Lee)                                      NR/NR           25,000        25,654
                New  Mexico  Mtg  Finance   Authority,   5.77%  due   1/1/2016
                (GNMA/FNMA/FHLMC)                                                   AAA/NR         650,000       687,063
                New Mexico Mtg Finance Authority, 5.00% due 7/1/2025                AAA/NR         935,000       943,191
                New Rochelle New York  Industrial  Development  Agency,  7.15%
                due 10/1/2014 (LOC: Bank of New York)                               NR/Aaa         275,000       290,337
                New York State Urban Development Corp., 4.75% due 12/15/2011        AAA/NR       1,400,000     1,472,408
                Newark New Jersey, 4.70% due 4/1/2011 (Insured: Natl-Re)            NR/Aa3         845,000       859,576
                Newark New Jersey, 4.90% due 4/1/2012 (Insured: Natl-Re)            NR/Aa3       1,225,000     1,271,428
                Niagara  Falls New York  Public  Water,  4.30%  due  7/15/2010
                (Insured: Natl-Re)                                                  A/Baa1         360,000       360,306
                North Carolina Eastern Municipal Power, 4.43% due 1/1/2014         A-/Baa1       2,000,000     2,092,380
                Oakland California Redevelopment Agency, 8.00% due 9/1/2016         A-/NR        4,200,000     4,437,594
                Ohio  Housing   Financing   Agency  Mtg,  5.20%  due  9/1/2014
                (GNMA/FNMA)                                                         NR/Aaa       2,395,000     2,588,540
                Ohio  State  Solid  Waste,   4.25%  due   4/1/2033   (Republic
                Services)                                                           BBB/NR       1,000,000     1,016,600
                Ohio  State   Taxable   Development   Assistance,   4.88%  due
                10/1/2011 (Insured: Natl-Re)                                        AA/Aa2         550,000       573,744
       f        Oklahoma Development Finance Authority, 8.00% due 5/1/2020          NR/NR        8,500,000     8,553,635
                Pasadena California Pension Funding, 7.33% due 5/15/2022            AA+/NR       2,000,000     2,304,260
                Pennsylvania Economic Development,  4.70% due 11/1/2021 (Waste
                Management)                                                         BBB/NR       2,250,000     2,361,352
                Port St.  Lucie  Florida  Lease  Revenue,  4.457% due 9/1/2014
                (Wyndcrest)                                                         A/Aa3        1,470,000     1,496,622
                Redlands California  Redevelopment Agency, 5.818% due 8/1/2022
                (Insured: AMBAC)                                                    A-/NR        2,570,000     2,418,498
                Riverside California Sewer Revenue, 5.61% due 8/1/2017              AA/A1        2,000,000     2,202,480
                San  Francisco   California  City  and  County   Redevelopment
                Financing Authority, 8.00% due 8/1/2019                              A/A1        5,000,000     5,809,650
                San  Jose  California  Redevelopment  Agency  Tax  Allocation,
                3.447% due 8/1/2013                                                  A/A1        1,000,000     1,005,310
                San  Jose  California  Redevelopment  Agency  Tax  Allocation,
                4.281% due 8/1/2014                                                  A/A1          750,000       757,853
                San Luis Obispo County California, 7.45% due 9/1/2019               AA-/NR       3,450,000     4,043,089
                Springfield Ohio City School District Tax Anticipation  Notes,
                6.35% due 12/1/2010 (Insured: AMBAC)                                NR/NR        1,400,000     1,420,832
                Springfield Ohio City School District Tax Anticipation  Notes,
                6.40% due 12/1/2011 (Insured: AMBAC)                                NR/NR        1,500,000     1,570,005
                Tazewell  County  Illinois  Community  High School,  5.20% due
                12/1/2011 (Insured: AGM)                                            NR/Aa3         355,000       375,768
                Tennessee State Taxable, 6.00% due 2/1/2013                        AA+/Aaa         500,000       535,855
                Texas Tech University, 6.00% due 8/15/2011 (Insured: Natl-Re)       AA/Aa2         245,000       257,377
                Victor New York, 9.20% due 5/1/2014                                 NR/NR          905,000       941,996
                Wisconsin State General Revenue,  4.80% due 5/1/2013 (Insured:
                AGM)                                                               AAA/Aa3         200,000       218,238
                Wisconsin State Health and Educational  Facilities,  7.08% due
                6/1/2016 (Insured: ACA)                                             NR/NR        2,010,000     1,837,703

            TOTAL MUNICIPAL BONDS (Cost $101,568,807)                                                        105,782,378

            SHORT TERM INVESTMENTS -- 6.66%
                Chicago GO, 0.35% due 1/1/2040 put 7/1/2010 (Insured:
                AGM/SPA: Dexia ) (weekly demand notes)                             AAA/Aa2       6,000,000     6,000,000
       a        CVS Corp., 0.30% due 7/1/2010                                       NR/NR        9,500,000     9,500,000
       a        Kinder Morgan Energy LP, 0.55% due 7/1/2010                         NR/NR       43,800,000    43,800,000

            TOTAL SHORT TERM INVESTMENTS (Cost $59,300,000)                                                   59,300,000


TOTAL INVESTMENTS -- 99.23% (Cost $852,155,341)                                                            $ 884,220,377


OTHER ASSETS LESS LIABILITIES -- 0.77%                                                                         6,841,512


NET ASSETS -- 100.00%                                                                                      $ 891,061,889

Footnote Legend
a Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2010, the aggregate value of these securities in the Fund's portfolio was $240,968,813, representing 27.06% of the Fund's net assets.
b Security currently fair valued by the valuation and pricing committee using procedures approved by the Trustees.
c Yankee Bond - Denominated in U.S. dollars and is publicly issued in the U.S. by foreign banks and corporations.
d     Bond in default.
e     Non-income producing.
f     Segregated as collateral for a when-issued security.
g     When-issued security.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ACA        Insured by American Capital Access
AGM        Insured by Assured Guaranty Municipal Corp.
AMBAC      Insured by American Municipal Bond Assurance Corp.
CIFG       Insured by CIFG Assurance North America Inc.
CMO        Collateralized Mortgage Obligation
CPI        Consumer Price Index
Cupids     Cumulative Undivided Preferred Interests In Debt Securities
ETM        Escrowed to Maturity
FCB        Farm Credit Bank
FGIC       Insured by Financial Guaranty Insurance Co.
FHLMC      Insured by Federal Home Loan Mortgage Corp.
FNMA       Collateralized by Federal National Mortgage Association
GNMA       Insured by Government National Mortgage Co.
GO         General Obligation
GSA        Government Supply Agency
LOC        Letter of Credit
MBIA       Insured by Municipal Bond Investors Assurance
Mtg        Mortgage
Natl-Re    Insured by National Public Finance Guarantee Corp.
REMIC      Real Estate Mortgage Investment Conduit

NOTES TO SCHEDULE OF INVESTMENTS:

Valuation of Investments: Debt obligations have a primary market over the counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. Quotations for any foreign debt obligations in foreign currencies are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time of valuation. When quotations are not available, debt obligations are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity, and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

In any case where a pricing service fails to provide a price for a debt obligation held by the Funds, the valuation and pricing committee determines a fair value for the obligation using procedures approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation may be unreliable, the valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the obligation.

In determining fair value for any portfolio security or other investment, the valuation and pricing committee seeks to determine the amount that an owner of the investment might reasonably expect to receive upon a sale of the investment. However, because fair value prices are estimated prices, the valuation and pricing committee's determination of fair value for an investment may differ from the value that would be realized by the Funds upon a sale of the investment, and that difference could be material to the Funds' financial statements. The valuation and pricing committee's determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation Measurements: Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three levels listed below.

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment rates, credit risk, etc.)

Level 3: Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table displays a summary of the inputs used to value the Fund's net assets as of June 30, 2010. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

                                                       Fair Value Measurements at June 30, 2010
                                             Total             Level 1             Level 2             Level 3
Assets
Investments in Securities

    U.S. Treasury Securities           $     22,112,735   $     22,112,735     $             --   $              --
    U.S. Government Agencies                 35,572,448                 --           25,865,969           9,706,479
    Other Government                         10,334,865                 --           10,334,865                  --
    Mortgage Backed                         160,796,907                 --          160,796,907                  --
    Asset Backed Securities                  24,011,720                 --           24,011,720                  --
    Corporate Bonds                         466,309,324                 --          461,177,460           5,131,864
    Municipal Bonds                         105,782,378                 --          104,032,378           1,750,000
    Short Term Investments                   59,300,000                 --           59,300,000                  --

Total Investments in Securities        $    884,220,377   $     22,112,735     $    845,519,299   $      16,588,343

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended June 30, 2010, was as follows:

                                                                                  Net             Net
                    Beginning                                                  Unrealized      Transfers           Ending
                     Balance         Gross          Gross       Net Realized   Appreciation/  in/(out) of         Balance
                    3/31/2010      Purchases        Sales       Gain/(Loss)   (Depreciation)   Level 3 (2)      06/30/2010

Investments in
Securities (1)   $        --    $ 13,896,071    $  (16,777)    $       1,454   $     56,776   $ 2,650,819   $   16,588,343

(1) Level 3 Securities represent 1.86% of Total Net Assets at the period ended June 30, 2010.
(2) Transfers to Level 3 were from Level 2, and were due to a decrease in observable inputs available at the period ended June 30, 2010. Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.

Other notes:
Effective beginning with the date of this report and, for periods ending after that date, it is the policy of the Fund to recognize significant transfers between Levels 1 and 2 and to disclose those transfers at the last date of the reporting period. The Fund recognized no significant transfers into and out of Levels 1 and 2 during the nine month period ended June 30, 2010.
Information respecting the Fund's significant accounting policies is provided in the Fund's most recent Semi-Annual Report.

Thornburg Strategic Income Fund                                                             June 30, 2010 Unaudited
                                                                                         Shares/
                                                                                    Principal Amount           Value

            COMMON STOCK -- 5.47%
              CONSUMER SERVICES -- 0.05%
                Hotels, Restaurants & Leisure -- 0.05%
                 OPAP SA                                                                    8,300       $      103,628

                                                                                                               103,628
              DIVERSIFIED FINANCIALS -- 1.10%
                Capital Markets -- 0.82%
                 Apollo Investment Corp.                                                  168,060            1,568,000
                Diversified Financial Services -- 0.28%
                 KKR Financial Holdings LLC                                                73,000              544,580

                                                                                                             2,112,580
              ENERGY -- 1.00%
                Energy Equipment & Services -- 0.44%
                 Seadrill Ltd.                                                             46,100              842,979
                Oil, Gas & Consumable Fuels -- 0.56%
                 Eni S.p.A.                                                                58,500            1,086,643

                                                                                                             1,929,622
              INSURANCE -- 0.09%
                Insurance -- 0.09%
                 Swiss Re                                                                   4,400              182,515

                                                                                                               182,515
              REAL ESTATE -- 1.52%
                Real Estate Investment Trusts -- 1.52%
                 Annaly Capital Management, Inc.                                          101,900            1,747,585
                 Chimera Investment Corp.                                                 165,900              598,899
                 Invesco Mortgage Capital                                                  29,000              580,290

                                                                                                             2,926,774
              TELECOMMUNICATION SERVICES -- 1.33%
                Diversified Telecommunication Services -- 1.14%
                 France Telecom SA                                                         26,900              469,900
                 Telefonica SA                                                             21,500              401,074
                 Telstra Corp. Ltd.                                                       483,000            1,321,337
                Wireless Telecommunication Services -- 0.19%
                 Mobistar SA                                                                7,000              373,513

                                                                                                             2,565,824
              UTILITIES -- 0.38%
                Electric Utilities -- 0.38%
                 E. ON AG                                                                  13,100              355,309
                 Enel S.p.A.                                                               87,856              374,947

                                                                                                               730,256

            TOTAL COMMON STOCK (Cost $12,130,645)                                                           10,551,199

            PREFERRED STOCK -- 4.29%
              BANKS -- 2.55%
                Commercial Banks -- 0.94%
                 Huntington Bancshares Pfd, 8.50%                                             750              742,500
       a         Sovereign REIT Pfd 12.00%                                                  1,000            1,060,000
                 Webster Financial Corp. Pfd Series A, 8.50%                                   15               14,100
                Thrifts & Mortgage Finance -- 1.61%
       a         Falcons Funding Trust I Pfd, 8.875%                                        3,000            3,105,937

                                                                                                             4,922,537
              FOOD, BEVERAGE & TOBACCO -- 0.28%
                Food Products -- 0.28%
       a         H.J. Heinz Finance Co. Pfd, 8.00%                                              5              534,375

                                                                                                               534,375
              INSURANCE -- 0.52%
                Insurance -- 0.52%
                 Genworth Financial, Inc. Pfd Series A, 5.25%                              20,000            1,007,500

                                                                                                             1,007,500
              REAL ESTATE -- 0.56%
                Real Estate Investment Trusts -- 0.56%
                 Alexandria Real Estate Pfd, 7.00%                                         50,000            1,083,500

                                                                                                             1,083,500
              TECHNOLOGY HARDWARE & EQUIPMENT -- 0.38%
                Communications Equipment -- 0.38%
                 Lucent Technologies Capital Trust I Pfd, 7.75%                             1,000              724,500

                                                                                                               724,500

            TOTAL PREFERRED STOCK (Cost $8,101,575)                                                          8,272,412

            ASSET BACKED SECURITIES -- 2.99%
              BANKS -- 0.06%
                Commercial Banks -- 0.06%
                 Wachovia Bank Commercial Mtg Trust Series 2007-C30 Class A1,
                 5.031%, 12/15/2043                                                $       14,947               15,135
                 Wachovia Bank Commercial Mtg Trust Series 2007-C31 Class A1,
                 5.14%, 4/15/2047                                                           9,096                9,205
                 Wells Fargo Asset Securities Corp. Series 2005-AR1 Class B1,
                 2.871%, 2/25/2035                                                        394,066               49,051
                 Wells Fargo Asset Securities Corp. Series 2005-AR2 Class B1,
                 3.496%, 3/25/2035                                                        391,245               47,892

                                                                                                               121,283
              DIVERSIFIED FINANCIALS -- 1.51%
                Capital Markets -- 0.64%
                 Bear Stearns ARM Mtg Series 2003-6 Class 2B-1, 4.007%, 8/25/2033         701,439              243,197
                 Bear Stearns Commercial Mtg Securities Series 2007-PW15 Class A1,
                 5.016%, 2/11/2044                                                          2,792                2,855
                 Bear Stearns Commercial Mtg Securities Series 2007-T26 Class A1,
                 5.145%, 1/12/2045                                                         43,835               44,895
                 Bear Stearns Commercial Mtg Securities Series 2007-T28 Class A1,
                 5.422%, 9/11/2042                                                         22,420               23,189
                 Credit Suisse Mtg Capital Certificates Series 2007-C1 Class A1,
                 5.227%, 2/15/2040                                                         11,211               11,341
                 Credit Suisse Mtg Capital Certificates Series 2007-C2 Class A1,
                 5.269%, 1/15/2049                                                          3,748                3,770
                 Credit Suisse Mtg Capital Certificates Series 2007-C3 Class A1,
                 5.664%, 6/15/2039                                                          9,287                9,410
                 GS Mtg Securities Corp. II Series 2007-GG10 Class A1, 5.69%,
                 8/10/2045                                                                 26,399               27,216
                 LB-UBS Commercial Mtg Trust Series 2007-C1 Class A1, 5.391%,
                 2/15/2040                                                                 12,007               12,232
                 LB-UBS Commercial Mtg Trust Series 2007-C2 Class A1, 5.226%,
                 2/17/2040                                                                  7,671                7,765
                 Merrill Lynch Mtg Investors Trust, 2.839%, 8/25/2034                     347,421              153,288
                 Merrill Lynch Mtg Trust, 5.384%, 11/12/2037                              550,000              554,491
                 Merrill Lynch/Countrywide Commercial Mtg Trust Series 2007-5
                 Class A1, 4.275%, 8/12/2048                                                6,133                6,184
                 Merrill Lynch/Countrywide Commercial Mtg Trust Series 2007-6
                 Class A1, 5.175%, 3/12/2051                                                9,939               10,091
                 Morgan Stanley Capital I Series 2007-HQ11 Class A1, 5.246%,
                 2/20/2044                                                                 20,365               20,751
                 Morgan Stanley Capital I Series 2007-IQ13 Class A1, 5.05%,
                 3/15/2044                                                                 19,757               20,017
                 Morgan Stanley Capital I Series 2007-IQ14 Class A1, 5.38%,
                 4/15/2049                                                                 44,028               45,361
                 Morgan Stanley Capital I Series 2007-T25 Class A1, 5.391%,
                 11/12/2049                                                                32,396               33,294
                Diversified Financial Services -- 0.87%
                 Banc of America Commerical Mtg, Inc. Series 2007-2 Class A1,
                 5.421%, 1/10/2012                                                         19,993               20,595
                 Banc of America Funding Corp. Series 2006-I Class SB1, 3.985%,
                 12/20/2036                                                               978,680               92,740
                 Banc of America Mtg Services Series 2005-A Class B1, 3.512%,
                 2/25/2035                                                                951,593              125,037
                 Citigroup Commercial Mtg Trust Series 2004-HYB2 Class B1, 4.133%,
                 3/25/2034                                                                206,960              105,889
                 Citigroup Commercial Mtg Trust Series 2007-C6 Class A1, 5.622%,
                 12/10/2049                                                                74,055               75,642
                 Citigroup/Deutsche Bank Commercial Mtg Series 2007-CD4 Class A1,
                 4.977%, 12/11/2049                                                        28,738               29,030
                 Countrywide Series 2005-11 Class AF3, 4.778%, 2/25/2036                1,115,320              921,921
                 Countrywide Series 2006-15 Class A6, 5.826%, 10/25/2046                  410,236              280,984
                 JPMorgan Chase Commercial Mtg Securities Corp. Series 2006-LDP9
                 Class A1, 5.17%, 5/15/2047                                                22,403               22,787
                 JPMorgan Chase Commercial Mtg Securities Corp. Series 2007-LDPX
                 Class A1, 5.122%, 1/15/2049                                               10,709               10,898

                                                                                                             2,914,870
              PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES -- 0.66%
                Pharmaceuticals -- 0.66%
  a              QHP PhaRMA, 10.25%, 3/15/2015                                          1,248,175            1,271,254

                                                                                                             1,271,254
              TRANSPORTATION -- 0.76%
                Airlines -- 0.76%
  a,b            American Airlines Depositor Corp., 8.00%, 10/5/2010                    1,500,000            1,455,000

                                                                                                             1,455,000

            TOTAL ASSET BACKED SECURITIES (Cost $8,152,262)                                                  5,762,407

            CORPORATE BONDS -- 68.37%
              AUTOMOBILES & COMPONENTS -- 1.24%
                Auto Components -- 0.14%
  a              Affinia Group, Inc., 10.75%, 8/15/2016                                   250,000              272,500
                Automobiles -- 1.10%
  a              American Honda Finance, 2.885%, 6/29/2011                                500,000              510,727
  a              Harley Davidson Funding Corp. Series C, 6.80%, 6/15/2018                 500,000              526,468
  a,c            Hyundai Capital Services, 6.00%, 5/5/2015                              1,000,000            1,071,346

                                                                                                             2,381,041
              BANKS -- 6.75%
                Commercial Banks -- 6.75%
  a,c            Banco Industrial e Comercial S.A., 6.25%, 1/20/2013                    1,000,000            1,010,000
  a,b,c          Banco Pine SA, 8.75%, 1/6/2017                                         1,000,000              970,000
                 Charter One Bank NA, 5.50%, 4/26/2011                                    250,000              255,938
  a,c            DBS Bank Ltd., 5.125%, 5/16/2017                                         200,000              207,150
  a,c,d,e        Islandsbanki, 4.41%, 10/15/2008                                           60,000               15,600
  a,c,d,e        LandsBanki Islands HF, 5.73%, 8/25/2009                                  175,000               19,688
                 National City Bank Floating Rate Note, 0.908%, 6/7/2017                1,000,000              894,616
                 PNC Preferred Funding Trust III Floating Rate Note, 8.70%,
  a              12/31/2049                                                               500,000              500,600
                 Provident Bank MD, 9.50%, 5/1/2018                                     1,500,000            1,601,446
  a,c            Santander Issuances, 6.50%, 8/11/2019                                  1,000,000              990,269
  c              Shinhan Bank, 6.819%, 9/20/2036                                          100,000               95,596
                 Silicon Valley Bank, 6.05%, 6/1/2017                                   1,000,000            1,012,493
                 Sovereign Bank, 5.125%, 3/15/2013                                        100,000              101,338
                 Susquehanna Capital II, 11.00%, 3/23/2040                              1,000,000            1,030,000
                 Webster Bank, 5.875%, 1/15/2013                                        2,000,000            1,877,066
                 Wells Fargo Capital XIII Preferred Note, 7.70%, 12/29/2049               500,000              505,000
                 Whitney National Bank, 5.875%, 4/1/2017                                1,000,000              903,229
                 Zions Bancorp, 7.75%, 9/23/2014                                        1,000,000            1,018,978

                                                                                                            13,009,007
              CAPITAL GOODS -- 5.52%
                Aerospace & Defense -- 1.06%
  a              Triumph Group, Inc., 8.625%, 7/15/2018                                 2,000,000            2,040,000
                Building Products -- 0.61%
                 Owens Corning, Inc., 9.00%, 6/15/2019                                  1,000,000            1,182,379
                Industrial Conglomerates -- 2.39%
                 General Electric Capital Corp., 0.679%, 6/20/2014                      1,000,000              942,015
                 Otter Tail Corp., 9.00%, 12/15/2016                                    3,000,000            3,120,000
  a,c            Smiths Group plc, 6.05%, 5/15/2014                                       500,000              549,502
                Machinery -- 0.89%
                 Ingersoll-Rand Co., 9.50%, 4/15/2014                                     500,000              619,493
                 Timken Co., 6.00%, 9/15/2014                                           1,000,000            1,094,989
                Trading Companies & Distributors -- 0.57%
  a,c            Noble Group Ltd. Mtg, 8.50%, 5/30/2013                                 1,000,000            1,102,500

                                                                                                            10,650,878
              CONSUMER DURABLES & APPAREL -- 1.94%
                Household Durables -- 1.94%
  a,c            Corporativo Javer SA, 13.00%, 8/4/2014                                 1,000,000            1,105,000
                 Fortune Brands, Inc., 6.375%, 6/15/2014                                  500,000              556,544
  a              Freedom Group, Inc., 10.25%, 8/1/2015                                  1,000,000            1,040,000
  a              Freedom Group, Inc., 10.25%, 8/1/2015                                  1,000,000            1,040,000

                                                                                                             3,741,544
              CONSUMER SERVICES -- 0.54%
                Hotels, Restaurants & Leisure -- 0.54%
  a              MGM Mirage, Inc., 9.00%, 3/15/2020                                       500,000              513,750
  a,c            TDIC Finance Ltd., 6.50%, 7/2/2014                                       500,000              532,480

                                                                                                             1,046,230
              DIVERSIFIED FINANCIALS -- 3.78%
                Capital Markets -- 1.13%
  a,d,e          Lehman Brothers Holdings, Inc., 5.625%, 1/24/2013                        200,000               40,500
  a,c            Macquarie Group Ltd., 7.30%, 8/1/2014                                  1,000,000            1,102,433
  a              Morgan Stanley, 10.09%, 5/3/2017                                       2,000,000            1,036,011
                Consumer Finance -- 1.09%
                 American Express Credit Corp., 5.875%, 5/2/2013                          500,000              547,066
                 North Fork Bancorp, Inc., 5.875%, 8/15/2012                            1,000,000            1,037,334
  a              TMX Finance LLC/TitleMax Finance Corp., 13.25%, 7/15/2015                500,000              520,000
                Diversified Financial Services -- 1.56%
  a              Citicorp Series 1999-1 Class 2, 8.04%, 12/15/2019                        250,000              291,590
                 Citigroup, Inc., 5.00%, 9/15/2014                                        750,000              750,150
  b              Counts Series 1998 II-A, 6.67%, 2/15/2018                                223,531              198,943
  c              Export-Import Bank of Korea, 8.125%, 1/21/2014                           250,000              285,998
  c              Korea Development Bank, 5.30%, 1/17/2013                                 200,000              210,772
                 MBNA Corp., 6.125%, 3/1/2013                                             305,000              327,431
  a              SquareTwo Financial Corp., 11.625%, 4/1/2017                           1,000,000              946,250

                                                                                                             7,294,478
              ENERGY -- 9.93%
                Energy Equipment & Services -- 0.55%
                 Seacor Holdings, Inc., 7.375%, 10/1/2019                               1,000,000            1,056,066
                Oil, Gas & Consumable Fuels -- 9.38%
  a,c            Bumi Capital PTE  Ltd., 12.00%, 11/10/2016                             1,000,000            1,015,000
  a              Cloud Peak Energy, Inc., 8.25%, 12/15/2017                             1,000,000              990,000
  a              DCP Midstream LLC, 9.75%, 3/15/2019                                      500,000              643,063
                 Enbridge Energy Partners LP, 9.875%, 3/1/2019                            250,000              328,466
                 Energy Transfer Partners LP, 8.50%, 4/15/2014                            500,000              579,308
                 Enterprise Products Operating LP, 7.034%, 1/15/2068                    2,000,000            1,840,000
                 Forest Oil Corp., 8.50%, 2/15/2014                                       500,000              521,250
  a,c            Gaz Capital SA, 7.51%, 7/31/2013                                       1,000,000            1,070,211
                 Inergy LP/Inergy Finance Corp., 8.75%, 3/1/2015                          500,000              508,750
                 Kinder Morgan Energy Partners LP, 9.00%, 2/1/2019                        250,000              311,181
  a              Maritimes & Northeast Pipeline LLC, 7.50%, 5/31/2014                     960,400            1,056,565
  a              NGPL Pipeco, LLC, 6.514%, 12/15/2012                                   1,000,000              995,797
  a              Niska Gas Storage, 8.875%, 3/15/2018                                   2,000,000            2,030,000
  a,c            Petro Co. Trinidad Tobago Ltd., 9.75%, 8/14/2019                       1,000,000            1,140,000
  a,c            Petroplus Finance Ltd., 6.75%, 5/1/2014                                1,000,000              870,000
                 Plains All American Pipeline, LP, 8.75%, 5/1/2019                      1,000,000            1,193,651
                 Sunoco Logistics Partners LP, 8.75%, 2/15/2014                           500,000              587,413
                 Tennessee Gas Pipeline Co., 8.00%, 2/1/2016                            1,000,000            1,162,500
                 Teppco Partners LP, 7.00%, 6/1/2067                                      500,000              440,000
  c              Trans-Canada Pipelines Ltd., 6.35%, 5/15/2067                            275,000              245,094
  a,c            Woodside Finance Ltd., 8.125%, 3/1/2014                                  500,000              569,499

                                                                                                            19,153,814
              FOOD, BEVERAGE & TOBACCO -- 1.46%
                Beverages -- 0.58%
  a,c            Bacardi Ltd., 7.45%, 4/1/2014                                            500,000              582,964
                 Constellation Brands, Inc., 8.375%, 12/15/2014                           500,000              532,500
                Food Products -- 0.31%
                 Bunge Ltd. Finance Co., 5.10%, 7/15/2015                                 321,000              336,145
                 Treehouse Foods, Inc., 7.75%, 3/1/2018                                   250,000              259,375
                Tobacco -- 0.57%
                 Lorillard Tobacco Co, 8.125%, 6/23/2019                                1,000,000            1,109,053

                                                                                                             2,820,037
              HEALTH CARE EQUIPMENT & SERVICES -- 0.29%
                Health Care Equipment & Supplies -- 0.29%
                 Beckman Coulter, Inc., 6.00%, 6/1/2015                                   500,000              563,284

                                                                                                               563,284
              INDUSTRIALS -- 0.51%
                Capital Goods -- 0.51%
  a,b            Da-Lite Screen Co., Inc., 12.50%, 4/1/2015                             1,000,000              985,000

                                                                                                               985,000
              INSURANCE -- 8.82%
                Insurance -- 8.82%
                 Fidelity National Financial, 6.60%, 5/15/2017                          1,000,000              997,069
  a              International Lease Finance Corp., 8.625%, 9/15/2015                   2,000,000            1,895,000
                 International Lease Finance Corp., 4.875%, 9/1/2010                    1,000,000              995,000
  a              National Life Insurance of Vermont, 10.50%, 9/15/2039                  1,000,000            1,181,620
                 Northwind Holdings LLC Series 2007-1A Class A1, 1.318%, 12/1/2037      1,625,000            1,187,111
  a,b,c          Oil Casualty Insurance, 8.00%, 9/15/2034                               1,934,000            1,740,600
  a,c            Oil Insurance Ltd., 7.558%, 12/29/2049                                 1,000,000              870,610
  a              Prudential Holdings LLC, 8.695%, 12/18/2023                              585,000              698,706
  a,c            QBE Insurance Group Ltd., 9.75%, 3/14/2014                               780,000              942,899
  a,c            QBE Insurance Group Ltd., 5.647%, 7/1/2023                             1,500,000            1,391,021
  a,c            Swiss Re Capital I, LP, 6.854%, 5/29/2049                              3,000,000            2,460,000
                 Transatlantic Holdings, Inc., 5.75%, 12/14/2015                        1,000,000            1,025,966
                 Unum Group, 7.125%, 9/30/2016                                            500,000              549,375
                 Willis North America, Inc., 7.00%, 9/29/2019                           1,000,000            1,073,657

                                                                                                            17,008,634
              MATERIALS -- 2.42%
                Chemicals -- 0.59%
  a              Chevron Phillips Chemical, 7.00%, 6/15/2014                            1,000,000            1,147,973
                Containers & Packaging -- 0.29%
  a              Plastipak Holdings, Inc., 10.625%, 8/15/2019                             500,000              555,000
                Metals & Mining -- 1.23%
                 Allegheny Technologies, Inc., 9.375%, 6/1/2019                         1,000,000            1,180,774
                 Freeport-McMoRan Copper & Gold, Inc., 8.25%, 4/1/2015                    500,000              542,500
  a,c            Posco, 8.75%, 3/26/2014                                                  500,000              593,803
  c              Rio Tinto Alcan, Inc., 5.00%, 6/1/2015                                    50,000               53,188
                Miscellaneous -- 0.31%
  a,c            Anglo American Capital, 9.375%, 4/8/2014                                 500,000              597,717

                                                                                                             4,670,955
              MEDIA -- 1.80%
                Media -- 1.80%
                 DIRECTV Holdings LLC, 6.375%, 6/15/2015                                  900,000              931,500
                 Echostar DBS Corp., 7.75%, 5/31/2015                                   1,000,000            1,030,000
                 Washington Post Co., 7.25%, 2/1/2019                                     500,000              596,856
  a,b            Yahoo! Inc., 6.65%, 8/10/2026                                            973,157              914,768

                                                                                                             3,473,124
              PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES -- 0.68%
                Biotechnology -- 0.55%
  a              Talecris Biotherapeutics, 7.75%, 11/15/2016                            1,000,000            1,065,000
                Pharmaceuticals -- 0.13%
                 Axcan Intermediate Holdings, Inc., 12.75%, 3/1/2016                      250,000              253,125

                                                                                                             1,318,125
              REAL ESTATE -- 0.14%
                Real Estate Investment Trusts -- 0.14%
                 HRPT Properties Trust, 1.137%, 3/16/2011                                 275,000              273,407

                                                                                                               273,407
              RETAILING -- 1.65%
                Internet & Catalog Retail -- 0.28%
                 Ticketmaster, 10.75%, 8/1/2016                                           500,000              538,750
                Multiline Retail -- 0.16%
  c              Parkson Retail Group, 7.125%, 5/30/2012                                  300,000              307,688
                Specialty Retail -- 1.21%
                 Best Buy, Inc., 6.75%, 7/15/2013                                         500,000              559,249
                 Nebraska Book Co., 10.00%, 12/1/2011                                   1,250,000            1,250,000
                 Staples, Inc., 7.75%, 4/1/2011                                           500,000              522,537

                                                                                                             3,178,224
              SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.58%
                Semiconductors & Semiconductor Equipment -- 0.58%
                 KLA Instruments Corp., 6.90%, 5/1/2018                                 1,000,000            1,118,695

                                                                                                             1,118,695
              SOFTWARE & SERVICES -- 1.05%
                Internet Software & Services -- 0.53%
  a              SSI Investment II, 11.125%, 6/1/2018                                   1,000,000            1,015,000
                Software -- 0.52%
  a              Aspect Software, Inc., 10.625%, 5/15/2017                              1,000,000            1,000,000

                                                                                                             2,015,000
              TECHNOLOGY HARDWARE & EQUIPMENT -- 1.39%
                Communications Equipment -- 0.27%
                 Motorola, Inc., 7.625%, 11/15/2010                                       500,000              512,861
                Computers & Peripherals -- 0.59%
  a,c            Seagate Technology Intl., 10.00%, 5/1/2014                             1,000,000            1,142,500
                Electronic Equipment, Instruments & Components -- 0.53%
                 Avnet, Inc., 5.875%, 6/15/2020                                         1,000,000            1,013,128

                                                                                                             2,668,489
              TELECOMMUNICATION SERVICES -- 5.27%
                Diversified Telecommunication Services -- 3.85%
  a,c            Global Crossing Ltd., 12.00%, 9/15/2015                                1,000,000            1,060,000
                 Level 3 Financing, Inc., 9.25%, 11/1/2014                                700,000              635,250
  a              New Communications Holdings, 8.25%, 4/15/2017                          1,000,000            1,003,750
                 Qwest Corp., 8.875%, 3/15/2012                                         1,000,000            1,072,500
                 Qwest Corp., 8.375%, 5/1/2016                                            500,000              546,250
  c              Telecom Italia Capital, 0.914%, 7/18/2011                                550,000              542,200
  a,c            Vimpelcom, 8.25%, 5/23/2016                                              500,000              515,000
                 Windstream Corp., 8.125%, 8/1/2013                                     1,000,000            1,033,750
  a              Zayo Group LLC., 10.25%, 3/15/2017                                     1,000,000            1,020,000
                Wireless Telecommunication Services -- 1.42%
                 Crown Castle International Corp., 9.00%, 1/15/2015                       500,000              528,750
  a,c            Digicel Group Ltd., 10.50%, 4/15/2018                                  1,600,000            1,650,000
  a,c            Digicel SA, 12.00%, 4/1/2014                                             500,000              558,750

                                                                                                            10,166,200
              TRANSPORTATION -- 2.84%
                Air Freight & Logistics -- 0.27%
                 FedEx Corp., 8.76%, 5/22/2015                                            455,875              517,763
                Airlines -- 1.05%
  a              Jet Equipment Trust, 9.41%, 11/15/2016                                 1,672,648            1,489,292
                 United Air Lines, Inc., 12.75%, 7/15/2012                                500,000              542,500
                Marine -- 1.22%
                 Commercial Barge Line Co., 12.50%, 7/15/2017                             500,000              528,125
  a              United Maritime LLC, 11.75%, 6/15/2015                                 1,000,000              945,000
  a,b            Windsor Petroleum Transport Corp., 7.84%, 1/15/2021                      988,394              869,787
                Road & Rail -- 0.30%
                 Ryder System, Inc., 7.20%, 9/1/2015                                      500,000              579,905

                                                                                                             5,472,372
              UTILITIES -- 9.77%
                Electric Utilities -- 3.23%
                 Alabama Power Capital Trust V, 3.391%, 10/1/2042                         700,000              700,000
                 Aquila, Inc., 7.95%, 2/1/2011                                            500,000              517,310
                 Comed Financing III, 6.35%, 3/15/2033                                  1,500,000            1,280,749
                 Commonwealth Edison, 6.15%, 3/15/2012                                    300,000              323,360
                 Entergy Texas, Inc., 7.125%, 2/1/2019                                    500,000              590,645
                 FPL Group Capital, Inc., 6.65%, 6/15/2067                              1,000,000              915,000
  a,c            Listrindo Capital BV, 9.25%, 1/29/2015                                   500,000              529,305
                 Metropolitan Edison, 7.70%, 1/15/2019                                    250,000              302,120
  a,c            Taqa Abu Dhabi National Energy Co., 6.60%, 8/1/2013                    1,000,000            1,061,274
                Gas Utilities -- 2.31%
  a              Ferrellgas Partners LP, 9.125%, 10/1/2017                              1,500,000            1,563,750
  a              Source Gas LLC., 5.90%, 4/1/2017                                       1,000,000              969,976
                 Southern Union Co., 7.20%, 11/1/2066                                   1,600,000            1,418,000
                 Suburban Propane Partners LP, 7.375%, 3/15/2020                          500,000              506,250
                Independent Power Producers & Energy Traders -- 0.26%
                 RRI Energy, Inc., 7.625%, 6/15/2014                                      500,000              492,500
                Multi-Utilities -- 3.97%
                 Amerenenergy Generating Co., 7.00%, 4/15/2018                          1,000,000            1,064,287
                 Black Hills Corp., 9.00%, 5/15/2014                                      500,000              584,720
                 DTE Energy Co., 7.625%, 5/15/2014                                      1,000,000            1,168,661
  a              Enogex LLC, 6.875%, 7/15/2014                                          1,000,000            1,098,295
                 NiSource Finance Corp., 6.40%, 3/15/2018                               1,130,000            1,243,379
                 Sempra Energy, 9.80%, 2/15/2019                                          250,000              331,991
  a              Texas-New Mexico Power, 9.50%, 4/1/2019                                1,000,000            1,266,164
                 Wisconsin Energy Corp., 6.25%, 5/15/2067                               1,000,000              905,000

                                                                                                            18,832,736

            TOTAL CORPORATE BONDS (Cost $119,735,577)                                                      131,841,274

            CONVERTIBLE BONDS -- 4.62%
              COMMERCIAL & PROFESSIONAL SERVICES -- 0.24%
                Commercial Services & Supplies -- 0.24%
                 Covanta Holding Corp., 1.00%, 2/1/2027                                   500,000              463,750

                                                                                                               463,750
              DIVERSIFIED FINANCIALS -- 0.85%
                Diversified Financial Services -- 0.85%
                 KKR Financial Holdings LLC, 7.00%, 7/15/2012                             505,000              502,475
                 KKR Financial Holdings LLC, 7.50%, 1/15/2017                           1,000,000            1,138,750

                                                                                                             1,641,225
              ENERGY -- 0.50%
                Energy Equipment & Services -- 0.50%
                 Global Industries Ltd., 2.75%, 8/1/2027                                1,600,000              956,000

                                                                                                               956,000
              MEDIA -- 0.59%
                Media -- 0.59%
  a,c            Central European Media, 3.50%, 3/15/2013                               1,500,000            1,141,875

                                                                                                             1,141,875
              REAL ESTATE -- 0.26%
                Real Estate Investment Trusts -- 0.26%
                Washington REIT, 3.875%, 9/15/2026                                       500,000               500,000

                                                                                                               500,000
              SOFTWARE & SERVICES -- 0.69%
                Software -- 0.69%
  a,c            Telvent Git SA, 5.50%, 4/15/2015                                       1,500,000            1,335,000

                                                                                                             1,335,000
              TELECOMMUNICATION SERVICES -- 1.49%
                Diversified Telecommunication Services -- 0.51%
                 Global Crossing Ltd., 5.00%, 5/15/2011                                 1,000,000              990,000
                Wireless Telecommunication Services -- 0.98%
                 NII Holdings, Inc., 3.125%, 6/15/2012                                  2,000,000            1,887,500

                                                                                                             2,877,500

            TOTAL CONVERTIBLE BONDS (Cost $8,588,407)                                                        8,915,350

            MUNICIPAL BONDS -- 2.71%
                 Louisiana Public Facilities Authority Revenue (Black & Gold
                 Facilities Project C), 5.15%, 4/1/2012                                   175,000              174,956
                 Michigan Higher Education Student Loan Authority, 3.95%, 3/1/2011        250,000              245,860
  a              Midwest Family Housing, 5.168%, 7/1/2016                                 910,000              809,918
                 Oakland California Redevelopment Agency, 8.00%, 9/1/2016               1,000,000            1,056,570
                 Ohio State Solid Waste (Republic Services Project), 4.25%,
                 4/1/2033                                                                 900,000              914,940
                 Oklahoma Development Finance Authority, 8.00%, 5/1/2020                1,500,000            1,509,465
                 Wisconsin State Health & Educational Facilities (Richland
                 Hospital), 7.08%, 6/1/2016                                               565,000              516,568

            TOTAL MUNICIPAL BONDS (Cost $4,955,725)                                                          5,228,277

            U.S. TREASURY SECURITIES -- 1.06%
                 U.S. Treasury, 2.25%, 1/31/2015                                        2,000,000            2,049,922

            TOTAL U.S. TREASURY SECURITIES (Cost $1,992,241)                                                 2,049,922

            U.S. GOVERNMENT AGENCIES -- 0.46%
  a              Agribank FCB, 9.125%, 7/15/2019                                          750,000              888,286

            TOTAL U.S. GOVERNMENT AGENCIES (Cost $750,000)                                                     888,286

            MORTGAGE BACKED -- 0.01%
                 Federal National Mtg Assoc. CMO Series 1994-37 Class L, 6.50%,
                 3/25/2024                                                                 12,359               13,524

            TOTAL MORTGAGE BACKED (Cost $12,411)                                                                13,524

            FOREIGN BONDS -- 5.83%
              BANKS -- 0.40%
                Commercial Banks -- 0.40%
                 NRW.Bank (NOK)                                                         5,000,000              774,245

                                                                                                               774,245
              CONSUMER SERVICES -- 0.10%
                Hotels, Restaurants & Leisure -- 0.10%
  d,e            FU JI Food (HKD), 0%, 10/18/2010                                       7,000,000              196,125

                                                                                                               196,125
              DIVERSIFIED FINANCIALS -- 0.84%
                Capital Markets -- 0.41%
                 Morgan Stanley (AUD), 5.162%, 3/1/2013                                 1,000,000              798,020
                Consumer Finance -- 0.43%
                 SLM Corp. (AUD), 6.00%, 12/15/2010                                     1,000,000              830,747

                                                                                                             1,628,767
              FOOD & STAPLES RETAILING -- 0.58%
                Food & Staples Retailing -- 0.58%
                 Wesfarmers Ltd. (AUD), 7.548%, 9/11/2014                               1,300,000            1,122,220

                                                                                                             1,122,220
              FOOD, BEVERAGE & TOBACCO -- 0.56%
                Beverages -- 0.56%
  a              Ambev International Fin Co., Ltd. (BRL), 9.50%, 7/24/2017              2,000,000            1,074,792

                                                                                                             1,074,792
              INSURANCE -- 0.34%
                Insurance -- 0.34%
                 ELM BV (AUD), 7.635%, 12/31/2049                                       1,000,000              648,686

                                                                                                               648,686
              MEDIA -- 0.50%
                Media -- 0.50%
  a              Corus Entertainment (CAD), 7.25%, 2/10/2017                            1,000,000              956,648

                                                                                                               956,648
              MISCELLANEOUS -- 1.94%
                Miscellaneous -- 1.94%
                 BK Nederlandse Gemeenten N.V. (NOK), 4.00%, 5/15/2015                  5,000,000              795,206
                 Kommunalbanken AS (NOK), 4.00%, 1/26/2015                              5,000,000              793,554
                 New South Wales Treasury Corp. (AUD), 3.75%, 11/20/2020                1,000,000              901,051
                 Republic of Brazil (BRL), 12.50%, 1/5/2016                             2,025,000            1,248,096

                                                                                                             3,737,907
              TELECOMMUNICATION SERVICES -- 0.16%
                Diversified Telecommunication Services -- 0.16%
                 Wind Acquisition Finance SA (EUR), 11.75%, 7/15/2017                     250,000              308,770

                                                                                                               308,770
              UTILITIES -- 0.41%
                Industrial Power Production / Energy Trading -- 0.41%
                 Alinta Networks Holdings (AUD), 5.16%, 9/21/2012                       1,000,000              799,343

                                                                                                               799,343

            TOTAL FOREIGN BONDS (Cost $11,856,090)                                                          11,247,503

            SHORT TERM INVESTMENTS -- 3.22%
                 Vulcan Materials Co., 0.65%, 7/1/2010                                  6,200,000            6,200,000

            TOTAL SHORT TERM INVESTMENTS (Cost $6,200,000)                                                   6,200,000


TOTAL INVESTMENTS -- 99.03% (Cost $182,474,933)                                                         $  190,970,154


OTHER ASSETS LESS LIABILITIES -- 0.97%                                                                       1,864,875


NET ASSETS -- 100.00%                                                                                   $  192,835,029

Footnote Legend
a Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2010, the aggregate value of these securities in the Fund's portfolio was $78,348,108, representing 40.63% of the Fund's net assets.
b Security currently fair valued by the valuation and pricing committee using procedures approved by the Trustees.
c Yankee Bond - Denominated in U.S. dollars and is publicly issued in the U.S. by foreign banks and corporations.
d     Bond in default.
e     Non-income producing.

                                 Outstanding Forward Currency Contracts
                                    to Buy or Sell at June 30, 2010
                                           Contract        Contract            Value         Unrealized      Unrealized
Contract Description          Buy/Sell      Amount        Value Date            USD         Appreciation    Depreciation

Euro Dollar                     Sell      1,125,000       08/19/2010    $    1,376,038    $      164,931   $          --

Total                                                                                     $      164,931   $          --

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ARM        Adjustable Rate Mortgage
AUD        Denominated in Australian Dollars
BRL        Denominated in Brazilian Dollars
CAD        Denominated in Canadian Dollars
CMO        Collateralized Mortgage Obligation
EUR        Denominated in Euro Dollars
FCB        Farm Credit Bank
HKD        Denominated in Hong Kong Dollars
Mtg        Mortgage
NOK        Denominated in Norwegian krone
Pfd        Preferred Stock
REIT       Real Estate Investment Trust

NOTES TO SCHEDULE OF INVESTMENTS:

Derivative Financial Instruments with Off-Balance Sheet Risk and Foreign Investment Risk: The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. At the date of this report, the Fund's principal exposure to derivative financial instruments was foreign exchange contracts. A foreign exchange contract is an agreement between two parties to exchange different currencies at a specified rate of exchange at an agreed upon future date. These contracts involve risks to the Fund, including the risk that a contract counterparty will not meet its obligations to the Fund, the risk that a change in a contract's value may not correlate perfectly with the currency the contract was intended to track, and the risk that the Fund's advisor is unable to correctly implement its strategy in using a contract. In any such instance, the Fund may not achieve the intended benefit of entering into a contract, and may experience a loss.

The Fund entered into forward currency contracts shown in this report in the normal course of pursuing its investment objectives, in anticipation of purchasing foreign investments or with the intent of reducing the risk to the value of the Fund's foreign investments from adverse changes in the relationship between the U.S. dollar and foreign currencies. Derivative values displayed in this report are indicative of the volume of the Fund's derivatives activities over the period of this report.

Valuation of Investments: Any debt obligations held by the Fund have a primary market over the counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations held by the Fund are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Portfolio securities listed or traded on a national securities exchange are valued on the valuation date at the last reported sale price on the exchange that is the primary market for the security. Portfolio securities traded on an exchange for which there has been no sale that day and other equity securities traded in the over-the-counter market are valued at the mean between the last reported bid and asked prices. Portfolio securities reported by NASDAQ are valued at the NASDAQ official closing price. Any foreign security traded on exchanges outside the United States is valued at the price of the security on the exchange that is normally the security's primary market, as of the close of that exchange preceding the time of the Fund's valuation.

Quotations in foreign currencies for foreign portfolio investments are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time of valuation.

In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the valuation and pricing committee determines a fair value for the debt obligation using procedures approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the debt obligation.

In any case where the market value of an equity security held by the Fund is not readily available, the Trust's valuation and pricing committee determines a fair value for the security using procedures approved by the Trustees, which may include the use of a price obtained from an independent pricing service. The pricing service ordinarily values equity securities in these instances, using mult-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures and index data and other data. A security's market value is deemed not readily available whenever the exchange or market on which the security is primarily traded is closed for the entire scheduled day of trading. Additionally, a security's market value may be deemed not readily available under other circumstances identified by the Trustees, including when developments occurring after the most recent close of the security's primary exchange or market, but before the most recent close of trading in Fund shares, create a serious question about the reliability of the security's market value.

In determining fair value for any portfolio security or other investment, the valuation and pricing committee seeks to determine the amount that an owner of the investment might reasonably expect to receive upon a sale of the investment. However, because fair value prices are estimated prices, the valuation and pricing committee's determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund's financial statements. The valuation and pricing committee's determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation Measurements: Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three levels listed below.

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment rates, credit risk, etc.)

Level 3: Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table displays a summary of the inputs used to value the Fund's net assets as of June 30, 2010. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

                                                        Fair Value Measurements at June 30, 2010
                                             Total             Level 1             Level 2             Level 3
Assets
Investments in Securities*

    Common Stock                       $     10,551,199    $    10,551,199     $             --   $              --
    Preferred Stock                           8,272,412          5,656,437            2,615,975                  --
    Asset Backed Securities                   5,762,407                 --            4,307,407           1,455,000
    Corporate Bonds                         131,841,274                 --          126,162,176           5,679,098
    Convertible Bonds                         8,915,350                 --            8,915,350                  --
    Municipal Bonds                           5,228,277                 --            5,228,277                  --
    U.S. Treasury Securities                  2,049,922          2,049,922                   --                  --
    U.S. Government Agencies                    888,286                 --              888,286                  --
    Mortgage Backed                              13,524                 --               13,524                  --
    Foreign Bonds                            11,247,503                 --           11,247,503                  --
    Short Term Investments                    6,200,000                 --            6,200,000                  --

Total Investments in Securities        $    190,970,154    $    18,257,558     $    165,578,498   $       7,134,098

    Other Financial Instruments**
     Forward Currency Contracts        $        164,931                 --     $        164,931   $              --

*See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by Morgan Stanley Capital International (MSCI), and Standard & Poor's (S&P).

**Other Financial Instruments include investments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended June 30, 2010, was as follows:

                                                                                  Net             Net
                    Beginning                                                  Unrealized      Transfers           Ending
                     Balance         Gross          Gross       Net Realized   Appreciation/  in/(out) of         Balance
                    3/31/2010      Purchases        Sales       Gain/(Loss)   (Depreciation)   Level 3 (2)      06/30/2010

Investments in
Securities (1)   $         --   $         --    $    (2,955)   $         507   $    111,984   $ 7,024,562    $   7,134,098

(1) Level 3 Securities represent 3.70% of Total Net Assets at the period ended June 30, 2010.
(2) Transfers to Level 3 were from Level 2, and were due to a decrease in observable inputs available at the period ended June 30, 2010. Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.

Other notes:
Effective beginning with the date of this report and, for periods ending after that date, it is the policy of the Fund to recognize significant transfers between Levels 1 and 2 and to disclose those transfers at the last date of the reporting period. The Fund recognized no significant transfers into and out of Levels 1 and 2 during the nine month period ended June 30, 2010.
Information respecting the Fund's significant accounting policies is provided in the Fund's most recent Semi-Annual Report.

Thornburg Value Fund                                                                        June 30, 2010 Unaudited
                                                                                         Shares/
                                                                                    Principal Amount           Value

            COMMON STOCK -- 96.65%
              AUTOMOBILES & COMPONENTS -- 3.02%
                Automobiles -- 3.02%
                 Toyota Motor Corp.                                                     3,314,100       $  115,449,053

                                                                                                           115,449,053
              BANKS -- 4.29%
                Commercial Banks -- 4.29%
                 Mitsubishi UFJ Financial Group, Inc.                                  16,426,201           75,243,018
                 U.S. Bancorp                                                           3,961,158           88,531,881

                                                                                                           163,774,899
              CAPITAL GOODS -- 5.11%
                Aerospace & Defense -- 2.56%
                 Boeing Co.                                                               366,252           22,982,313
                 Lockheed Martin Corp.                                                  1,001,983           74,647,734
                Industrial Conglomerates -- 2.55%
                 General Electric Co.                                                   6,761,500           97,500,830

                                                                                                           195,130,877
              CONSUMER SERVICES -- 1.46%
                Hotels, Restaurants & Leisure -- 1.46%
       a         Life Time Fitness, Inc.                                                1,746,636           55,525,558

                                                                                                            55,525,558
              DIVERSIFIED FINANCIALS -- 5.53%
                Capital Markets -- 0.53%
                 AllianceBernstein Holding LP                                             787,430           20,347,191
                Diversified Financial Services -- 5.00%
       a         ING Groep N.V.                                                        13,269,200          100,213,240
                 JPMorgan Chase & Co.                                                   2,476,325           90,658,258

                                                                                                           211,218,689
              ENERGY -- 14.66%
                Energy Equipment & Services -- 5.37%
                 Ensco plc ADR                                                          2,320,000           91,129,600
       a         Transocean Ltd.                                                        2,457,200          113,842,076
                Oil, Gas & Consumable Fuels -- 9.29%
       a         Arena Resources, Inc.                                                    564,900           18,020,310
                 ConocoPhillips                                                         1,512,475           74,247,398
                 Exxon Mobil Corp.                                                      1,324,800           75,606,336
                 Marathon Oil Corp.                                                     2,643,300           82,180,197
                 OAO Gazprom ADR                                                        3,869,420           72,783,790
       a         Sandridge Energy, Inc.                                                 5,443,658           31,736,526

                                                                                                           559,546,233
              FOOD & STAPLES RETAILING -- 0.22%
                Food & Staples Retailing -- 0.22%
       a         Rite Aid Corp.                                                         8,717,107            8,542,765

                                                                                                             8,542,765
              HEALTH CARE EQUIPMENT & SERVICES -- 3.74%
                Health Care Equipment & Supplies -- 3.43%
       a         Inverness Medical Innovations, Inc.                                    2,029,900           54,117,134
       a         Varian Medical Services, Inc.                                          1,468,090           76,751,745
                Health Care Providers & Services -- 0.31%
       a         Community Health Systems, Inc.                                           355,024           12,003,362

                                                                                                           142,872,241
              INSURANCE -- 5.79%
                Insurance -- 5.79%
                 Ace Ltd.                                                               2,511,445          129,289,189
                 Transatlantic Holdings, Inc.                                           1,914,600           91,824,216

                                                                                                           221,113,405
              MATERIALS -- 6.26%
                Chemicals -- 2.33%
                 Monsanto Co.                                                           1,923,600           88,908,792
                Metals & Mining -- 3.93%
                 Tokyo Steel Mfg.                                                       7,435,600           87,126,411
                 United States Steel Corp.                                              1,636,100           63,071,655

                                                                                                           239,106,858
              MEDIA -- 4.34%
                Media -- 4.34%
                 Comcast Corp.                                                          6,792,675          111,603,650
                 Dish Network Corp.                                                     2,983,838           54,156,660

                                                                                                           165,760,310
              PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES -- 13.25%
                Biotechnology -- 5.37%
       a         Actelion Ltd.                                                          1,080,600           40,603,331
       a         Gilead Sciences, Inc.                                                  4,797,905          164,472,183
                Life Sciences Tools & Services -- 2.26%
       a         Thermo Fisher Scientific, Inc.                                         1,754,365           86,051,603
                Pharmaceuticals -- 5.62%
                 Eli Lilly & Co.                                                        4,049,615          135,662,102
                 Roche Holdings AG                                                        570,800           78,959,299

                                                                                                           505,748,518
              PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES -- 1.06%
                Biotechnology -- 1.06%
       a         Talecris Biotherapeutics Holdings Corp.                                1,920,400           40,520,440

                                                                                                            40,520,440
              SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 2.14%
                Semiconductors & Semiconductor Equipment -- 2.14%
       a         MEMC Electronic Materials, Inc.                                        5,584,051           55,170,424
       a         ON Semiconductor Corp.                                                 4,126,527           26,327,242

                                                                                                            81,497,666
              SOFTWARE & SERVICES -- 14.67%
                Information Technology Services -- 7.81%
       a         Amdocs Ltd.                                                            3,023,348           81,176,894
                 Computer Sciences Corp.                                                1,981,218           89,650,114
       a         Fiserv, Inc.                                                           2,663,570          121,618,606
                 Visa, Inc.                                                                79,900            5,652,925
                Internet Software & Services -- 2.47%
       a         Google, Inc.                                                             212,250           94,440,638
                Software -- 4.39%
       a         Adobe Systems, Inc.                                                    2,447,400           64,684,782
       a         ANSYS, Inc.                                                              993,025           40,287,024
                 Microsoft Corp.                                                        2,722,100           62,635,521

                                                                                                           560,146,504
              TECHNOLOGY HARDWARE & EQUIPMENT -- 5.50%
                Computers & Peripherals -- 4.80%
       a         Dell, Inc.                                                            11,801,700          142,328,502
       a         NCR Corp.                                                              3,368,100           40,821,372
                Electronic Equipment, Instruments & Components -- 0.70%
                 Corning, Inc.                                                          1,650,735           26,659,370

                                                                                                           209,809,244
              TELECOMMUNICATION SERVICES -- 5.61%
                Diversified Telecommunication Services -- 2.41%
                 AT&T Inc.                                                              2,603,148           62,970,150
       a         Level 3 Communications, Inc.                                          26,753,956           29,161,812
                Wireless Telecommunication Services -- 3.20%
                 China Mobile Ltd.                                                     10,238,300          102,489,500
       a         Leap Wireless International, Inc.                                      1,498,818           19,454,657

                                                                                                           214,076,119

            TOTAL COMMON STOCK (Cost $4,174,676,777)                                                     3,689,839,379

            CORPORATE BONDS -- 1.22%
              TELECOMMUNICATION SERVICES -- 1.22%
                Diversified Telecommunication Services -- 1.22%
                 Level 3 Financing, Inc., 9.25%, 11/1/2014                         $   51,489,000           46,726,267

            TOTAL CORPORATE BONDS (Cost $44,321,959)                                                        46,726,267

            CONVERTIBLE BONDS -- 0.78%
              MATERIALS -- 0.73%
                Metals & Mining -- 0.73%
  b              Anglogold Holdings Ltd., 3.50%, 5/22/2014                             25,000,000           27,986,250

                                                                                                            27,986,250
              TELECOMMUNICATION SERVICES -- 0.05%
                Diversified Telecommunication Services -- 0.05%
                 Level 3 Communications, Inc., 2.875%, 7/15/2010                        1,854,000            1,847,048


                                                                                                             1,847,048

            TOTAL CONVERTIBLE BONDS (Cost $26,840,334)                                                      29,833,298

            SHORT TERM INVESTMENTS -- 1.67%
                 Kinder Morgan Energy, 0.55%, 7/1/2010                                 18,500,000           18,500,000
                 Vulcan Materials Co., 0.65%, 7/1/2010                                 45,100,000           45,100,000

            TOTAL SHORT TERM INVESTMENTS (Cost $63,600,000)                                                 63,600,000


TOTAL INVESTMENTS -- 100.32% (Cost $4,309,439,070)                                                   $   3,829,998,944


LIABILITIES NET OF OTHER ASSETS -- (0.32)%                                                                 (12,180,510)


NET ASSETS -- 100.00%                                                                                $   3,817,818,434

Footnote Legend
a     Non-income producing.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2010, the aggregate value of these securities in the Fund's portfolio was $27,986,250, representing 0.73% of the Fund's net assets.

                                 Outstanding Forward Currency Contracts
                                    to Buy or Sell at June 30, 2010
                                           Contract        Contract            Value          Unrealized      Unrealized
Contract Description          Buy/Sell      Amount        Value Date            USD          Appreciation    Depreciation

Japanese Yen                    Sell      7,000,000,000   09/02/2010    $     79,251,055  $            --  $    (510,897)
Japanese Yen                    Sell     18,875,000,000   11/24/2010         214,053,532               --     (3,157,321)

Total                                                                                     $            --  $  (3,668,218)

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR        American Depository Receipt

NOTES TO SCHEDULE OF INVESTMENTS:

Valuation of Investments: Portfolio securities listed or traded on a national securities exchange are valued on the valuation date at the last reported sale price on the exchange that is the primary market for the security. Portfolio securities traded on an exchange for which there has been no sale that day and other equity securities traded in the over-the-counter market are valued at the mean between the last reported bid and asked prices. Portfolio securities reported by NASDAQ are valued at the NASDAQ official closing price. Any foreign security traded on exchanges outside the United States is valued at the price of the security on the exchange that is normally the security's primary market, as of the close of that exchange preceding the time of the Fund's valuation.

Any debt obligations held by the Fund have a primary market over the counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations held by the Fund are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Quotations in foreign currencies for foreign portfolio investments are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time of valuation.

In any case where the market value of an equity security held by the Fund is not readily available, the Trust's valuation and pricing committee determines a fair value for the security using procedures approved by the Trustees, which may include the use of a price obtained from an independent pricing service. The pricing service ordinarily values equity securities in these instances, using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures and index data and other data. A security's market value is deemed not readily available whenever the exchange or market on which the security is primarily traded is closed for the entire scheduled day of trading. Additionally, a security's market value may be deemed not readily available under other circumstances identified by the Trustees, including when developments occurring after the most recent close of the security's primary exchange or market, but before the most recent close of trading in Fund shares, create a serious question about the reliability of the security's market value.

In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the valuation and pricing committee determines a fair value for the debt obligation using procedures approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the debt obligation.

In determining fair value for any portfolio security or other investment, the valuation and pricing committee seeks to determine the amount that an owner of the investment might reasonably expect to receive upon a sale of the investment. However, because fair value prices are estimated prices, the valuation and pricing committee's determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund's financial statements. The valuation and pricing committee's determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation Measurements: Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three levels listed below.

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment rates, credit risk, etc.)

Level 3: Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table displays a summary of the inputs used to value the Fund's net assets as of June 30, 2010. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

                                                        Fair Value Measurements at June 30, 2010
                                             Total             Level 1             Level 2             Level 3
Assets
Investments in Securities*

    Common Stock                       $  3,689,839,379    $  3,689,839,379    $             --   $              --
    Corporate Bonds                          46,726,267                  --          46,726,267                  --
    Convertible Bonds                        29,833,298                  --          29,833,298                  --
    Short Term Investments                   63,600,000                  --          63,600,000                  --

Total Investments in Securities        $  3,829,998,944    $  3,689,839,379    $    140,159,565   $              --

Liabilities

    Other Financial Instruments**
     Forward  Currency Contracts       $     (3,668,218)    $            --    $     (3,668,218)  $              --
     Spot Currency Contracts           $         (2,048)    $        (2,048)   $             --   $              --

*See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by Morgan Stanley Capital International (MSCI), and Standard & Poor's (S&P).

**Other Financial Instruments include investments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

Other notes:
Effective beginning with the date of this report and, for periods ending after that date, it is the policy of the Fund to recognize significant transfers between Levels 1 and 2 and to disclose those transfers at the last date of the reporting period. The Fund recognized no significant transfers into and out of Levels 1 and 2 during the nine month period ended June 30, 2010.
Information respecting the Fund's significant accounting policies is provided in the Fund's most recent Semi-Annual Report.

Thornburg International Value Fund                                                          June 30, 2010 Unaudited
                                                                                         Shares/
                                                                                    Principal Amount           Value
            COMMON STOCK -- 91.59%
              AUTOMOBILES & COMPONENTS -- 3.10%
                Automobiles -- 3.10%
                 Hyundai Motor Co.                                                      2,522,953       $  298,344,641
                 Toyota Motor Corp.                                                     8,326,500          290,059,605

                                                                                                           588,404,246
              BANKS -- 11.38%
                Commercial Banks -- 11.38%
                 BNP Paribas SA                                                         5,506,058          301,440,048
                 China Merchants Bank Co., Ltd.                                       156,250,109          379,242,967
                 Industrial & Commercial Bank of China Ltd.                           551,287,100          405,665,295
                 Intesa Sanpaolo                                                       50,020,646          133,651,492
                 Mitsubishi UFJ Financial Group, Inc.                                  83,007,600          380,230,481
                 Standard Chartered plc                                                16,664,929          408,593,894
                 Turkiye Garanti Bankasi A.S.                                          36,073,768          151,508,231

                                                                                                         2,160,332,408
              CAPITAL GOODS -- 4.58%
                Aerospace & Defense -- 0.60%
                 Empresa Brasileira de Aeronautica SA ADR                               5,421,345          113,577,178
                Electrical Equipment -- 0.89%
       a         Vestas Wind Systems A/S                                                4,065,826          170,400,863
                Machinery -- 3.09%
                 Fanuc Ltd.                                                             2,157,007          247,379,415
                 Komatsu Ltd.                                                          18,526,088          339,028,563

                                                                                                           870,386,019
              CONSUMER DURABLES & APPAREL -- 2.12%
                Textiles, Apparel & Luxury Goods -- 2.12%
                 LVMH Moet Hennessy Louis Vuitton SA                                    3,659,311          401,880,646

                                                                                                           401,880,646
              CONSUMER SERVICES -- 1.95%
                Hotels, Restaurants & Leisure -- 1.95%
                 Carnival plc                                                          11,352,925          370,289,441

                                                                                                           370,289,441
              DIVERSIFIED FINANCIALS -- 5.64%
                Capital Markets -- 1.56%
                 Deutsche Bank AG                                                       2,713,897          154,982,733
                 Julius Baer Group Ltd.                                                 4,956,430          142,367,744
                Diversified Financial Services -- 4.08%
                 BM&F Bovespa SA                                                       36,328,800          233,470,404
                 Hong Kong Exchanges & Clearing Ltd.                                   21,920,500          345,687,938
       a         ING Groep N.V.                                                        25,878,100          195,439,683

                                                                                                         1,071,948,502
              ENERGY -- 7.49%
                Energy Equipment & Services -- 1.37%
                 Schlumberger Ltd.                                                      4,712,372          260,782,667
                Oil, Gas & Consumable Fuels -- 6.12%
       a         Cairn Energy plc                                                      25,025,390          155,132,972
                 Canadian Natural Resources Ltd.                                        8,541,200          283,463,056
                 Cnooc Ltd.                                                           264,895,579          453,801,516
                 Petroleo Brasileiro S.A. ADR                                           7,832,570          268,813,802

                                                                                                         1,421,994,013
              FOOD & STAPLES RETAILING -- 3.87%
                Food & Staples Retailing -- 3.87%
                 Tesco plc                                                             75,808,518          430,465,715
                 Wal-Mart de Mexico SAB de C.V.                                       137,062,200          303,627,685

                                                                                                           734,093,400
              FOOD, BEVERAGE & TOBACCO -- 5.39%
                Beverages -- 1.28%
                 Sabmiller plc                                                          8,615,750          243,167,131
                Food Products -- 1.99%
                 Nestle SA                                                              7,807,300          378,105,543
                Tobacco -- 2.12%
                 British American Tobacco plc                                          12,595,425          402,064,332

                                                                                                         1,023,337,006
              HEALTH CARE EQUIPMENT & SERVICES -- 4.92%
                Health Care Equipment & Supplies -- 1.85%
                 Covidien plc                                                           4,522,198          181,701,915
                 Smith & Nephew plc                                                    17,870,272          169,678,393
                Health Care Providers & Services -- 3.07%
                 Fresenius Medical Care AG & Co.                                        6,192,900          335,672,595
                 Sinopharm Group Co. H                                                 67,089,500          247,701,027

                                                                                                           934,753,930
              HOUSEHOLD & PERSONAL PRODUCTS -- 3.15%
                Household Products -- 1.92%
                 Reckitt Benckiser plc                                                  7,796,278          364,828,615
                Personal Products -- 1.23%
                 Natura Cosmeticos SA                                                  10,525,200          233,245,429

                                                                                                           598,074,044
              INSURANCE -- 2.29%
                Insurance -- 2.29%
                 China Life Insurance Co.                                              49,983,000          222,092,463
                 Dai-ichi Life Insurance Co.                                              153,157          212,374,011

                                                                                                           434,466,474
              MATERIALS -- 6.24%
                Chemicals -- 2.43%
                 Air Liquide SA                                                         2,381,240          243,027,055
                 Potash Corp. of Saskatchewan, Inc.                                     2,532,600          218,411,424
                Construction Materials -- 1.22%
                 Lafarge SA                                                             4,205,791          231,822,987
                Metals & Mining -- 2.59%
                 BHP Billiton Ltd.                                                     10,477,762          332,060,107
                 Southern Copper Corp.                                                  6,022,400          159,834,496

                                                                                                         1,185,156,069
              MEDIA -- 3.63%
                Media -- 3.63%
                 British Sky Broadcasting Group plc                                    26,620,886          278,618,833
                 Pearson plc                                                           13,048,731          173,125,511
                 Publicis Groupe                                                        2,407,100           96,782,986
                 Thomson Reuters Corp.                                                  3,935,000          140,832,746

                                                                                                           689,360,076
              PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES -- 8.99%
                Pharmaceuticals -- 8.99%
                 Novartis AG                                                            8,505,996          415,099,865
                 Novo Nordisk A/S                                                       5,735,512          465,220,917
                 Roche Holding AG                                                       2,246,000          310,691,284
                 Teva Pharmaceutical Industries Ltd. ADR                                9,941,300          516,848,187

                                                                                                         1,707,860,253
              RETAILING -- 2.98%
                Specialty Retail -- 2.98%
                 Hennes & Mauritz AB                                                   11,813,974          326,661,339
                 Kingfisher plc                                                        75,829,417          239,282,785

                                                                                                           565,944,124
              SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 2.16%
                Semiconductors & Semiconductor Equipment -- 2.16%
                 Arm Holdings plc                                                      40,999,305          169,988,408
                 Taiwan Semiconductor Manufacturing Co., Ltd.                         126,926,000          239,382,400

                                                                                                           409,370,808
              SOFTWARE & SERVICES -- 3.40%
                Information Technology Services -- 0.93%
       a         Amdocs Ltd.                                                            6,593,900          177,046,215
                Software -- 2.47%
                 SAP AG                                                                10,441,393          468,339,560

                                                                                                           645,385,775
              TECHNOLOGY HARDWARE & EQUIPMENT -- 1.50%
                Computers & Peripherals -- 0.44%
       a         Logitech International SA                                              6,057,621           82,952,624
                Office Electronics -- 1.06%
                 Canon, Inc.                                                            5,342,435          201,213,692

                                                                                                           284,166,316
              TELECOMMUNICATION SERVICES -- 5.03%
                Diversified Telecommunication Services -- 1.94%
                 Koninklijke KPN N.V.                                                   8,952,000          114,669,305
                 Telefonica SA                                                         13,573,900          253,215,293
                Wireless Telecommunication Services -- 3.09%
                 America Movil SAB de C.V. ADR                                          5,173,344          245,733,840
                 Rogers Communications, Inc.                                            9,424,300          307,902,075
                 Turkcell                                                               6,440,564           33,558,375

                                                                                                           955,078,888
              TRANSPORTATION -- 1.78%
                Road & Rail -- 1.78%
                 Canadian National Railway Co.                                          5,889,800          337,547,976

                                                                                                           337,547,976

            TOTAL COMMON STOCK (Cost $16,616,681,276)                                                   17,389,830,414

            PREFERRED STOCK -- 1.77%
              AUTOMOBILES & COMPONENTS -- 1.77%
                Automobiles -- 1.77%
                 Volkswagen AG Pfd                                                      3,786,661          335,156,834

            TOTAL PREFERRED STOCK (Cost $344,382,555)                                                      335,156,834

            SHORT TERM INVESTMENTS -- 5.80%
                 AGA Capital Inc., 0.23%, 7/1/2010                                 $   35,000,000           35,000,000
                 AGL Capital Corp., 0.25%, 7/1/2010                                    70,000,000           70,000,000
                 BNP Paribas Finance, Inc., 0.01%, 7/1/2010                           250,000,000          250,000,000
                 California State Department of Water Resources, put 7/8/2010
                 (Insured: AGM/SPA: Dexia) (weekly demand notes), 0.35%, 5/1/2022      23,390,000           23,390,000
                 California State, put 7/8/2010 (LOC: Bank of America) (weekly
                 demand notes), 0.21%, 5/1/2040                                         2,500,000            2,500,000
                 Chicago GO, put 7/8/2010 (Insured: AGM/SPA: Dexia) (weekly demand
                 notes), 0.35%, 1/1/2040                                               71,440,000           71,440,000
                 CVS Corp., 0.25% due 7/1/2010                                         90,500,000           90,500,000
                 Ebury Finance Ltd., 0.40%, 7/1/2010                                  145,000,000          145,000,000
                 Enbridge Energy Partners, 0.35%, 7/1/2010                             27,200,000           27,200,000
                 Farmington PCR, put 7/1/2010 (LOC: Barclays Bank) (daily demand
                 notes), 0.17%, 5/1/2024                                                8,100,000            8,100,000
                 Houston, Texas Utilities Services, put 7/8/10 (Insured: AGM/SPA:
                 Dexia) (weekly demand notes), 0.47%, 5/15/2034                        44,595,000           44,595,000
                 Kansas City Power & Light, 0.30%, 7/1/2010                            25,000,000           25,000,000
                 Kinder Morgan Energy, 0.55% due 7/1/2010                              19,800,000           19,800,000
                 McCormick & Co., 0.19% due 7/1/2010                                   40,000,000           40,000,000
                 Mississippi State,  put 7/8/2010 (Nissan; Insured: Bank of
                 America) (weekly demand notes), 0.32%, 11/1/2028                      29,800,000           29,800,000
                 New York City GO, put 7/1/2010 (Insured: AGM/SPA: Dexia) (daily
                 demand notes), 0.16%, 11/1/2026                                       11,200,000           11,200,000
                 New York City Municipal Water Finance Authority, put 7/1/2010
                 (SPA: Dexia) (daily demand notes), 0.17%, 6/15/2033                    7,000,000            7,000,000
                 New York City Municipal Water Finance, put 7/1/2010 (SPA:
                 Landesbank Hessen-Thuringen) (daily demand notes), 0.17%,
                 6/15/2039                                                             10,000,000           10,000,000
                 New York, NY, put 7/1/2010  (SPA: Dexia) (daily demand notes),
                 0.16%, 8/1/2028                                                        9,300,000            9,300,000
                 Oglethorpe Power Corp., 0.27%, 7/6/2010                               77,902,000           77,899,079
                 Pepco Holdings, Inc., 0.46% due 7/1/2010                              80,000,000           80,000,000
                 South Fulton Georgia Municipal Water & Sewer Authority, put
                 7/8/2010  (LOC: Bank of America) (weekly demand notes), 0.30%,
                 1/1/2033                                                               7,455,000            7,455,000
                 Wellpoint, Inc., 0.24%, 7/1/2010                                      17,000,000           17,000,000

            TOTAL SHORT TERM INVESTMENTS (Cost $1,102,179,079)                                           1,102,179,079


TOTAL INVESTMENTS -- 99.16% (Cost $18,063,242,910)                                                   $  18,827,166,327


OTHER ASSETS LESS LIABILITIES -- 0.84%                                                                     160,204,226


NET ASSETS -- 100.00%                                                                                $  18,987,370,553

Footnote Legend
a     Non-income producing.

                                 Outstanding Forward Currency Contracts
                                    to Buy or Sell at June 30, 2010
                                           Contract        Contract            Value           Unrealized     Unrealized
Contract Description          Buy/Sell      Amount        Value Date            USD           Appreciation   Depreciation

Euro Dollar                     Sell       278,430,000    07/26/2010    $    340,516,836  $   42,246,454   $           --
Euro Dollar                     Sell       125,941,000    07/26/2010         154,024,462      16,150,796               --
Euro Dollar                     Sell       130,000,000    07/06/2010         158,973,477              --         (646,477)
Euro Dollar                     Sell       119,139,000    07/26/2010         145,705,690      19,537,720               --
Euro Dollar                     Sell       274,596,000    07/26/2010         335,827,896      50,514,946               --
Great Britain Pound             Sell       231,763,000    11/18/2010         346,251,931              --       (9,334,582)
Great Britain Pound             Sell       204,147,900    11/18/2010         304,995,209              --      (10,234,222)
Mexican Peso                    Sell     6,300,000,000    11/30/2010         479,357,024              --       (3,942,735)

Total                                                                                     $  128,449,916   $  (24,158,016)

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR        American Depository Receipt
AGM        Insured by Assured Guaranty Municipal Corp.
ARM        Adjustable Rate Mortgage
GO         General Obligation
LOC        Letter of Credit
Pfd        Preferred Stock
PCR        Pollution Control Revenue Bond
SPA        Stand-by Purchase Agreement

NOTES TO SCHEDULE OF INVESTMENTS:

Derivative Financial Instruments with Off-Balance Sheet Risk and Foreign Investment Risk: The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. At the date of this report, the Fund's principal exposure to derivative financial instruments was foreign exchange contracts. A foreign exchange contract is an agreement between two parties to exchange different currencies at a specified rate of exchange at an agreed upon future date. These contracts involve risks to the Fund, including the risk that a contract counterparty will not meet its obligations to the Fund, the risk that a change in a contract's value may not correlate perfectly with the currency the contract was intended to track, and the risk that the Fund's advisor is unable to correctly implement its strategy in using a contract. In any such instance, the Fund may not achieve the intended benefit of entering into a contract, and may experience a loss.

The Fund entered into forward currency contracts shown in this report in the normal course of pursuing its investment objectives, in anticipation of purchasing foreign investments or with the intent of reducing the risk to the value of the Fund's foreign investments from adverse changes in the relationship between the U.S. dollar and foreign currencies. Derivative values displayed in this report are indicative of the volume of the Fund's derivatives activities over the period of this report.

Valuation of Investments: Portfolio securities listed or traded on a national securities exchange are valued on the valuation date at the last reported sale price on the exchange that is the primary market for the security. Portfolio securities traded on an exchange for which there has been no sale that day and other equity securities traded in the over-the-counter market are valued at the mean between the last reported bid and asked prices. Portfolio securities reported by NASDAQ are valued at the NASDAQ official closing price. Any foreign security traded on exchanges outside the United States is valued at the price of the security on the exchange that is normally the security's primary market, as of the close of that exchange preceding the time of the Fund's valuation.

Any debt obligations held by the Fund have a primary market over the counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations held by the Fund are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Quotations in foreign currencies for foreign portfolio investments are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time of valuation.

In any case where the market value of an equity security held by the Fund is not readily available, the Trust's valuation and pricing committee determines a fair value for the security using procedures approved by the Trustees, which may include the use of a price obtained from an independent pricing service. The pricing service ordinarily values equity securities in these instances, using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures and index data and other data. A security's market value is deemed not readily available whenever the exchange or market on which the security is primarily traded is closed for the entire scheduled day of trading. Additionally, a security's market value may be deemed not readily available under other circumstances identified by the Trustees, including when developments occurring after the most recent close of the security's primary exchange or market, but before the most recent close of trading in Fund shares, create a serious question about the reliability of the security's market value.

In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the valuation and pricing committee determines a fair value for the debt obligation using procedures approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the debt obligation.

In determining fair value for any portfolio security or other investment, the valuation and pricing committee seeks to determine the amount that an owner of the investment might reasonably expect to receive upon a sale of the investment. However, because fair value prices are estimated prices, the valuation and pricing committee's determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund's financial statements. The valuation and pricing committee's determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation Measurements: Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three levels listed below.

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment rates, credit risk, etc.)

Level 3: Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table displays a summary of the inputs used to value the Fund's net assets as of June 30, 2010. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

                                                        Fair Value Measurements at June 30, 2010
                                             Total             Level 1             Level 2             Level 3
Assets
Investments in Securities*

    Common Stock                       $ 17,389,830,414    $ 17,389,830,414    $             --   $              --
    Preferred Stock                         335,156,834         335,156,834                  --                  --
    Short Term Investments                1,102,179,079                  --       1,102,179,079                  --

Total Investments in Securities        $ 18,827,166,327    $ 17,724,987,248    $  1,102,179,079   $              --

    Other Financial Instruments**
     Forward  Currency Contracts       $    128,449,916    $             --    $    128,449,916   $              --

Liabilities

    Other Financial Instruments**
     Forward  Currency Contracts       $    (24,158,016)   $             --    $    (24,158,016)  $              --
     Spot Currency Contracts           $        (44,167)   $        (44,167)   $             --   $              --

*See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by Morgan Stanley Capital International (MSCI), and Standard & Poor's (S&P).

**Other Financial Instruments include investments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

Other notes:
Effective beginning with the date of this report and, for periods ending after that date, it is the policy of the Fund to recognize significant transfers between Levels 1 and 2 and to disclose those transfers at the last date of the reporting period. The Fund recognized no significant transfers into and out of Levels 1 and 2 during the nine month period ended June 30, 2010.
Information respecting the Fund's significant accounting policies is provided in the Fund's most recent Semi-Annual Report.

Thornburg Core Growth Fund                                                                  June 30, 2010 Unaudited
                                                                                         Shares/
                                                                                    Principal Amount           Value
            COMMON STOCK -- 96.01%
              BANKS -- 2.78%
                Commercial Banks -- 2.78%
       a         SVB Financial Group                                                      907,406      $    37,412,349

                                                                                                            37,412,349
              CONSUMER SERVICES -- 8.03%
                Diversified Consumer Services -- 4.56%
       a         Coinstar, Inc.                                                           749,040           32,186,249
       a         Grand Canyon Education, Inc.                                           1,249,017           29,264,468
                Hotels, Restaurants & Leisure -- 3.47%
       a         Las Vegas Sands Corp.                                                  1,200,289           26,574,399
       a         Life Time Fitness, Inc.                                                  631,500           20,075,385

                                                                                                           108,100,501
              DIVERSIFIED FINANCIALS -- 10.36%
                Capital Markets -- 8.82%
       a         Affiliated Managers Group, Inc.                                          684,507           41,597,490
                 Charles Schwab Corp.                                                   3,017,835           42,792,900
                 Goldman Sachs Group, Inc.                                                261,825           34,369,768
                Diversified Financial Services -- 1.54%
       a         Intercontinental Exchange, Inc.                                          183,900           20,786,217

                                                                                                           139,546,375
              ENERGY -- 3.05%
                Oil, Gas & Consumable Fuels -- 3.05%
                 Frontier Oil Corp.                                                     1,533,161           20,621,016
       a         Sandridge Energy, Inc.                                                 3,502,200           20,417,826

                                                                                                            41,038,842
              HEALTH CARE EQUIPMENT & SERVICES -- 5.45%
                Health Care Providers & Services -- 5.45%
       a         Amedisys, Inc.                                                           780,759           34,329,973
       a         Express Scripts, Inc.                                                    830,894           39,068,636

                                                                                                            73,398,609
              MATERIALS -- 1.90%
                Chemicals -- 1.90%
                 Monsanto Co.                                                             552,400           25,531,928

                                                                                                            25,531,928
              MEDIA -- 0.55%
                Media -- 0.55%
       a         Airmedia Group, Inc. ADR                                               2,390,201            7,457,427

                                                                                                             7,457,427
              PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES -- 15.30%
                Biotechnology -- 13.16%
       a         Actelion Ltd.                                                          1,091,800           41,024,168
       a         Alexion Pharmaceuticals, Inc.                                            610,165           31,234,346
       a         Gilead Sciences, Inc.                                                  1,614,660           55,350,545
       a         Talecris Biotherapeutics Holdings Corp.                                2,352,127           49,629,880
                Pharmaceuticals -- 2.14%
       a         Salix Pharmaceuticals Ltd.                                               737,037           28,766,554

                                                                                                           206,005,493
              RETAILING -- 7.80%
                Internet & Catalog Retail -- 2.82%
       a         Amazon.com, Inc.                                                         348,215           38,045,971
                Multiline Retail -- 3.11%
       a         Kohl's Corp.                                                             882,600           41,923,500
                Specialty Retail -- 1.87%
       a         Dress Barn, Inc.                                                       1,055,794           25,138,455

                                                                                                           105,107,926
              SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 2.59%
                Semiconductors & Semiconductor Equipment -- 2.59%
       a         ON Semiconductor Corp.                                                 5,465,198           34,867,963

                                                                                                            34,867,963
              SOFTWARE & SERVICES -- 32.72%
                Information Technology Services -- 13.31%
       a         Amdocs Ltd.                                                            1,979,906           53,160,476
                 Computer Sciences Corp.                                                  602,393           27,258,283
       a         Fiserv, Inc.                                                             986,184           45,029,162
                 Visa, Inc.                                                               760,856           53,830,562
                Internet Software & Services -- 9.78%
       a         Equinix, Inc.                                                            324,414           26,348,905
       a         Google, Inc.                                                             111,765           49,729,837
       a         MercadoLibre, Inc.                                                       548,098           28,802,550
       a         Telecity Group plc                                                     4,483,656           26,822,927
                Software -- 9.63%
       a         Adobe Systems, Inc.                                                    1,582,623           41,828,726
                 Microsoft Corp.                                                        2,382,338           54,817,598
       a         Rovi Corp.                                                               872,143           33,062,941

                                                                                                           440,691,967
              TECHNOLOGY HARDWARE & EQUIPMENT -- 5.48%
                Communications Equipment -- 5.48%
       a         Ciena Corp.                                                            1,878,500           23,819,380
                 Qualcomm, Inc.                                                         1,520,100           49,920,084

                                                                                                            73,739,464

            TOTAL COMMON STOCK (Cost $1,273,416,788)                                                     1,292,898,844

            SHORT TERM INVESTMENTS -- 4.85%
                 California State, put 7/8/2010 (LOC: Bank of America) (weekly
                 demand notes), 0.21%, 5/1/2040                                    $      800,000              800,000
                 Kinder Morgan Energy, 0.55%, 7/1/2010                                 59,400,000           59,400,000
                 Maryland State Health, put 7/8/2010 (Univ. of Maryland Medical;
                 LOC: Bank of America) (weekly demand notes), 0.28%, 7/1/2034           2,000,000            2,000,000
                 New York City Municipal Water Finance Authority, put 7/1/2010
                 (SPA: Dexia) (daily demand notes), 0.17%, 6/15/2033                    3,200,000            3,200,000

            TOTAL SHORT TERM INVESTMENTS (Cost $65,400,000)                                                 65,400,000


TOTAL INVESTMENTS -- 100.86% (Cost $1,338,816,788)                                                     $ 1,358,298,844


LIABILITIES NET OF OTHER ASSETS -- (0.86)%                                                                 (11,628,809)


NET ASSETS -- 100.00%                                                                                  $ 1,346,670,035

Footnote Legend
a     Non-income producing.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR        American Depository Receipt
LOC        Letter of Credit
SPA        Stand-by Purchase Agreement

NOTES TO SCHEDULE OF INVESTMENTS:

Valuation of Investments: Portfolio securities listed or traded on a national securities exchange are valued on the valuation date at the last reported sale price on the exchange that is the primary market for the security. Portfolio securities traded on an exchange for which there has been no sale that day and other equity securities traded in the over-the-counter market are valued at the mean between the last reported bid and asked prices. Portfolio securities reported by NASDAQ are valued at the NASDAQ official closing price. Any foreign security traded on exchanges outside the United States is valued at the price of the security on the exchange that is normally the security's primary market, as of the close of that exchange preceding the time of the Fund's valuation.

Any debt obligations held by the Fund have a primary market over the counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations held by the Fund are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Quotations in foreign currencies for foreign portfolio investments are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time of valuation.

In any case where the market value of an equity security held by the Fund is not readily available, the Trust's valuation and pricing committee determines a fair value for the security using procedures approved by the Trustees, which may include the use of a price obtained from an independent pricing service. The pricing service ordinarily values equity securities in these instances, using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures and index data and other data. A security's market value is deemed not readily available whenever the exchange or market on which the security is primarily traded is closed for the entire scheduled day of trading. Additionally, a security's market value may be deemed not readily available under other circumstances identified by the Trustees, including when developments occurring after the most recent close of the security's primary exchange or market, but before the most recent close of trading in Fund shares, create a serious question about the reliability of the security's market value.

In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the valuation and pricing committee determines a fair value for the debt obligation using procedures approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the debt obligation.

In determining fair value for any portfolio security or other investment, the valuation and pricing committee seeks to determine the amount that an owner of the investment might reasonably expect to receive upon a sale of the investment. However, because fair value prices are estimated prices, the valuation and pricing committee's determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund's financial statements. The valuation and pricing committee's determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation Measurements: Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three levels listed below.

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment rates, credit risk, etc.)

Level 3: Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table displays a summary of the inputs used to value the Fund's net assets as of June 30, 2010. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

                                                        Fair Value Measurements at June 30, 2010
                                             Total             Level 1             Level 2             Level 3
Assets
Investments in Securities*

    Common Stock                       $  1,292,898,844    $  1,292,898,844    $             --   $              --
    Short Term Investments                   65,400,000                  --          65,400,000                  --

Total Investments in Securities        $  1,358,298,844    $  1,292,898,844    $     65,400,000   $              --

*See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by Morgan Stanley Capital International (MSCI), and Standard & Poor's (S&P).

Other notes:
Effective beginning with the date of this report and, for periods ending after that date, it is the policy of the Fund to recognize significant transfers between Levels 1 and 2 and to disclose those transfers at the last date of the reporting period. The Fund recognized no significant transfers into and out of Levels 1 and 2 during the nine month period ended June 30, 2010.
Information respecting the Fund's significant accounting policies is provided in the Fund's most recent Semi-Annual Report.

Thornburg International Growth Fund                                                         June 30, 2010 Unaudited
                                                                                         Shares/
                                                                                    Principal Amount           Value

            COMMON STOCK -- 86.78%
              CAPITAL GOODS -- 1.90%
                Machinery -- 1.90%
       a         Duoyaun Printing, Inc.                                                   196,700      $     1,518,524

                                                                                                             1,518,524
              COMMERCIAL & PROFESSIONAL SERVICES -- 6.04%
                Commercial Services & Supplies -- 1.88%
                 Regus plc                                                              1,436,600            1,500,351
                Professional Services -- 4.16%
                 Experian plc                                                             267,600            2,342,953
                 Seek Ltd.                                                                165,265              975,174

                                                                                                             4,818,478
              CONSUMER DURABLES & APPAREL -- 2.80%
                Household Durables -- 2.80%
                 Sony Corp.                                                                82,900            2,234,357

                                                                                                             2,234,357
              DIVERSIFIED FINANCIALS -- 6.20%
                Diversified Financial Services -- 6.20%
                 Deutsche Boerse AG                                                        23,900            1,463,643
                 IG Group Holdings plc                                                    372,500            2,343,086
       a         ING Groep N.V.                                                           150,700            1,138,135

                                                                                                             4,944,864
              ENERGY -- 3.02%
                Oil, Gas & Consumable Fuels -- 3.02%
                 Canadian Natural Resources Ltd.                                           35,600            1,181,483
                 Cnooc Ltd.                                                               716,000            1,226,604

                                                                                                             2,408,087
              FOOD & STAPLES RETAILING -- 1.57%
                Food & Staples Retailing -- 1.57%
                 Drogasil S.A.                                                             65,500            1,251,939

                                                                                                             1,251,939
              FOOD, BEVERAGE & TOBACCO -- 2.06%
                Beverages -- 2.06%
                 Coca-Cola Hellenic Bottling Co. S.A.                                      76,221            1,643,237

                                                                                                             1,643,237
              HEALTH CARE EQUIPMENT & SERVICES -- 2.69%
                Health Care Providers & Services -- 2.69%
                 Diagnosticos da America SA                                               228,000            2,146,105

                                                                                                             2,146,105
              MATERIALS -- 2.43%
                Metals & Mining -- 2.43%
                 Tokyo Steel Manufacturing Co., Ltd                                       165,600            1,940,413

                                                                                                             1,940,413
              MEDIA -- 4.24%
                Media -- 4.24%
       a         Airmedia Group, Inc. ADR                                                 226,100              705,432
                 Thomson Reuters Corp.                                                     74,900            2,680,654

                                                                                                             3,386,086
              PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES -- 18.22%
                Biotechnology -- 7.40%
                 Abcam plc                                                                108,000            1,976,695
       a         Actelion Ltd.                                                             64,800            2,434,847
                 Grifols SA                                                               145,000            1,495,992
                Pharmaceuticals -- 10.82%
       a         Bayer AG                                                                  44,900            2,525,674
                 Novo Nordisk A/S                                                          20,500            1,662,803
                 Roche Holding AG                                                          12,100            1,673,804
                 Teva Pharmaceutical Industries Ltd. ADR                                   53,300            2,771,067

                                                                                                            14,540,882
              RETAILING -- 9.26%
                Internet & Catalog Retail -- 7.21%
       a         ASOS plc                                                                 126,500            1,625,432
                 Start Today Co Ltd.                                                          695            1,918,786
       a         YOOX S.p.A                                                               317,050            2,213,793
                Multiline Retail -- 2.05%
                 Clicks Group Ltd.                                                        370,000            1,636,678

                                                                                                             7,394,689
              SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 5.05%
                Semiconductors & Semiconductor Equipment -- 5.05%
       a         Infineon Technologies AG                                                 415,100            2,445,640
       a         Mellanox Technologies Ltd.                                                72,512            1,588,013

                                                                                                             4,033,653
              SOFTWARE & SERVICES -- 16.31%
                Information Technology Services -- 3.45%
       a         Amdocs Ltd.                                                              102,629            2,755,588
                Internet Software & Services -- 5.37%
       a         MercadoLibre, Inc.                                                        36,118            1,898,001
       a         Telecity Group plc                                                       399,244            2,388,429
                Software -- 7.49%
                 Fidessa Group plc                                                        129,400            2,582,977
                 Playtech Ltd.                                                            260,100            1,778,888
       a         Shanda Games Ltd. ADR                                                    278,600            1,618,666

                                                                                                            13,022,549
              TELECOMMUNICATION SERVICES -- 2.48%
                Wireless Telecommunication Services -- 2.48%
                 America Movil SAB de C.V.                                                838,000            1,982,734

                                                                                                             1,982,734
              TRANSPORTATION -- 2.51%
                Air Freight & Logistics -- 2.51%
                 Glovis Co. Ltd.                                                           18,200            2,003,249

                                                                                                             2,003,249

            TOTAL COMMON STOCK (Cost $72,468,661)                                                           69,269,846

            SHORT TERM INVESTMENTS -- 9.27%
                 Kinder Morgan Energy, 0.55%, 7/1/2010                              $   3,500,000            3,500,000
                 Vulcan Materials Co., 0.65%, 7/1/2010                                  3,900,000            3,900,000

            TOTAL SHORT TERM INVESTMENTS (Cost $7,400,000)                                                   7,400,000


TOTAL INVESTMENTS -- 96.05% (Cost $79,868,661)                                                         $    76,669,846


OTHER ASSETS LESS LIABILITIES -- 3.95%                                                                       3,154,155


NET ASSETS -- 100.00%                                                                                  $    79,824,001

Footnote Legend
a     Non-income producing.

                                 Outstanding Forward Currency Contracts
                                    to Buy or Sell at June 30, 2010
                                           Contract        Contract            Value           Unrealized     Unrealized
Contract Description          Buy/Sell      Amount        Value Date            USD           Appreciation   Depreciation

Brazilian Dollar                Sell       11,500,000     10/04/2010    $      6,238,303  $      101,977   $           --
Brazilian Dollar                Buy         1,101,900     10/04/2010             597,738              --          (10,039)
Brazilian Dollar                Buy         1,991,400     10/04/2010           1,080,257              --           (1,144)
Brazilian Dollar                Buy         2,556,000     10/04/2010           1,386,531          53,406               --
Euro Dollar                     Sell        1,701,600     10/18/2010           2,082,047          27,784               --
Euro Dollar                     Sell        6,905,000     10/18/2010           8,448,833         959,574               --
Great Britain Pound             Sell          780,000     10/18/2010           1,165,334          24,244               --
Great Britain Pound             Sell        6,900,000     10/18/2010          10,308,727         340,733               --
Great Britain Pound             Sell        3,796,900     10/18/2010           5,672,638              --         (163,716)
Japanese Yen                    Sell      539,661,900     01/07/2011           6,108,435               0               --
Japanese Yen                    Sell       55,833,000     07/08/2010             631,547              --           (7,150)
Japanese Yen                    Sell       32,248,100     07/08/2010             364,770              --          (13,261)
Japanese Yen                    Sell       61,100,000     07/08/2010             691,124              --          (41,235)
Japanese Yen                    Sell      115,800,000     07/08/2010           1,309,856              --          (23,017)
Japanese Yen                    Sell      253,000,000     07/08/2010           2,861,774              --         (119,821)
Japanese Yen                    Buy        40,000,000     07/08/2010             452,454           9,005               --
Japanese Yen                    Buy        43,240,600     07/08/2010             489,110          21,077               --
Japanese Yen                    Buy       434,740,500     07/08/2010           4,917,506          14,049               --
South African Rand              Sell        3,711,000     12/10/2010             470,989              --           (6,643)
South African Rand              Sell        8,314,000     12/10/2010           1,055,187              --          (21,365)

Total                                                                                     $    1,551,849   $     (407,391)

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR        American Depository Receipt

NOTES TO SCHEDULE OF INVESTMENTS:

Derivative Financial Instruments with Off-Balance Sheet Risk and Foreign Investment Risk: The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. At the date of this report, the Fund's principal exposure to derivative financial instruments was foreign exchange contracts. A foreign exchange contract is an agreement between two parties to exchange different currencies at a specified rate of exchange at an agreed upon future date. These contracts involve risks to the Fund, including the risk that a contract counterparty will not meet its obligations to the Fund, the risk that a change in a contract's value may not correlate perfectly with the currency the contract was intended to track, and the risk that the Fund's advisor is unable to correctly implement its strategy in using a contract. In any such instance, the Fund may not achieve the intended benefit of entering into a contract, and may experience a loss.

The Fund entered into forward currency contracts shown in this report in the normal course of pursuing its investment objectives, in anticipation of purchasing foreign investments or with the intent of reducing the risk to the value of the Fund's foreign investments from adverse changes in the relationship between the U.S. dollar and foreign currencies. Derivative values displayed in this report are indicative of the volume of the Fund's derivatives activities over the period of this report.

Valuation of Investments: Portfolio securities listed or traded on a national securities exchange are valued on the valuation date at the last reported sale price on the exchange that is the primary market for the security. Portfolio securities traded on an exchange for which there has been no sale that day and other equity securities traded in the over-the-counter market are valued at the mean between the last reported bid and asked prices. Portfolio securities reported by NASDAQ are valued at the NASDAQ official closing price. Any foreign security traded on exchanges outside the United States is valued at the price of the security on the exchange that is normally the security's primary market, as of the close of that exchange preceding the time of the Fund's valuation.

Any debt obligations held by the Fund have a primary market over the counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations held by the Fund are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Quotations in foreign currencies for foreign portfolio investments are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time of valuation.

In any case where the market value of an equity security held by the Fund is not readily available, the Trust's valuation and pricing committee determines a fair value for the security using procedures approved by the Trustees, which may include the use of a price obtained from an independent pricing service. The pricing service ordinarily values equity securities in these instances, using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures and index data and other data. A security's market value is deemed not readily available whenever the exchange or market on which the security is primarily traded is closed for the entire scheduled day of trading. Additionally, a security's market value may be deemed not readily available under other circumstances identified by the Trustees, including when developments occurring after the most recent close of the security's primary exchange or market, but before the most recent close of trading in Fund shares, create a serious question about the reliability of the security's market value.

In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the valuation and pricing committee determines a fair value for the debt obligation using procedures approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the debt obligation.

In determining fair value for any portfolio security or other investment, the valuation and pricing committee seeks to determine the amount that an owner of the investment might reasonably expect to receive upon a sale of the investment. However, because fair value prices are estimated prices, the valuation and pricing committee's determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund's financial statements. The valuation and pricing committee's determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation Measurements: Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three levels listed below.

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment rates, credit risk, etc.)

Level 3: Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table displays a summary of the inputs used to value the Fund's net assets as of June 30, 2010. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

                                                        Fair Value Measurements at June 30, 2010
                                             Total             Level 1             Level 2             Level 3
Assets
Investments in Securities*

    Common Stock                       $     69,269,846    $    69,269,846     $            --    $             --
    Short Term Investments                    7,400,000                 --           7,400,000                  --

Total Investments in Securities        $     76,669,846    $    69,269,846     $     7,400,000    $             --

    Other Financial Instruments**
     Forward  Currency Contracts       $      1,551,849    $            --     $     1,551,849    $             --
     Spot Currency Contracts           $          6,096    $         6,096     $            --    $             --

Liabilities

    Other Financial Instruments**
     Forward  Currency Contracts       $       (407,391)   $            --     $      (407,391)   $             --

*See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by Morgan Stanley Capital International (MSCI), and Standard & Poor's (S&P).

**Other Financial Instruments include investments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

Other notes:
Effective beginning with the date of this report and, for periods ending after that date, it is the policy of the Fund to recognize significant transfers between Levels 1 and 2 and to disclose those transfers at the last date of the reporting period. The Fund recognized no significant transfers into and out of Levels 1 and 2 during the nine month period ended June 30, 2010.
Information respecting the Fund's significant accounting policies is provided in the Fund's most recent Semi-Annual Report.

Thornburg Investment Income Builder Fund                                                    June 30, 2010 Unaudited
                                                                                         Shares/
                                                                                    Principal Amount           Value
            COMMON STOCK -- 60.43%
              BANKS -- 2.81%
                COMMERCIAL BANKS -- 2.81%
                 Banque Cantonale Vaudoise                                                 55,100      $    22,774,087
                 Intesa Sanpaolo                                                       12,296,800           24,781,203
                 Liechtensteinische Landesbank AG                                       1,066,600           67,290,254
                 St. Galler Kantonalbank                                                   55,382           24,457,793

                                                                                                           139,303,337
              COMMERCIAL & PROFESSIONAL SERVICES -- 0.02%
                PROFESSIONAL SERVICES -- 0.02%
                 Seek Ltd.                                                                197,480            1,165,264

                                                                                                             1,165,264
              CONSUMER SERVICES -- 3.11%
                HOTELS, RESTAURANTS & LEISURE -- 3.11%
                 Berjaya Sports Toto Berhad                                            14,600,000           19,256,216
                 McDonald's Corp.                                                       1,461,500           96,269,005
                 OPAP SA                                                                3,096,500           38,660,717

                                                                                                           154,185,938
              DIVERSIFIED FINANCIALS -- 5.71%
                CAPITAL MARKETS -- 4.09%
                 AllianceBernstein Holdings LP                                            750,000           19,380,000
                 Apollo Investment Corp.                                                8,579,600           80,047,668
                 Ares Capital Corp.                                                     3,933,393           49,285,414
                 Man Group plc.                                                         5,247,500           17,507,373
                 Solar Capital Ltd.                                                     1,901,000           36,613,260
                DIVERSIFIED FINANCIAL SERVICES -- 1.62%
                 Bolsas y Mercados Espanoles                                              457,700           10,024,197
                 Hong Kong Exchanges & Clearing Ltd.                                    1,422,800           22,437,663
                 KKR Financial Holdings, LLC                                            6,450,000           48,117,000

                                                                                                           283,412,575
              ENERGY -- 6.11%
                ENERGY EQUIPMENT & SERVICES -- 1.40%
                 Fred Olsen Energy ASA                                                    667,699           17,298,460
                 Seadrill Ltd.                                                          2,850,740           52,128,318
                OIL, GAS & CONSUMABLE FUELS -- 4.71%
                 Canadian Oil Sands Trust                                                 992,600           25,165,820
                 Eni SpA                                                                5,483,900          101,863,918
                 Total SA                                                               2,363,300          106,827,395

                                                                                                           303,283,911
              FOOD & STAPLES RETAILING -- 1.92%
                FOOD & STAPLES RETAILING -- 1.92%
                 Metcash Ltd.                                                          13,833,356           48,789,321
                 Sysco Corp.                                                            1,618,000           46,226,260

                                                                                                            95,015,581
              FOOD, BEVERAGE & TOBACCO -- 4.55%
                BEVERAGES -- 1.31%
                 Coca Cola Co.                                                          1,300,000           65,156,000
                FOOD PRODUCTS -- 0.36%
                 Marine Harvest                                                        26,676,200           17,810,778
                TOBACCO -- 2.88%
                 Lorillard, Inc.                                                          615,000           44,267,700
                 Philip Morris                                                          2,150,000           98,556,000

                                                                                                           225,790,478
              INSURANCE -- 1.15%
                INSURANCE -- 1.15%
                 Mercury General Corp.                                                     74,175            3,073,812
                 Scor SE                                                                1,697,700           32,572,941
                 Zurich Financial Services AG                                              97,400           21,642,436

                                                                                                            57,289,189
              MATERIALS -- 1.49%
                CHEMICALS -- 0.94%
                 E. I. du Pont de Nemours & Co.                                         1,347,900           46,623,861
                METALS & MINING -- 0.55%
                 Impala Platinum Holdings Ltd.                                            428,000           10,037,785
                 Southern Copper Corp.                                                    655,400           17,394,316

                                                                                                            74,055,962
              PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES -- 1.76%
                PHARMACEUTICALS -- 1.76%
                 Eli Lilly & Co.                                                        2,600,000           87,100,000

                                                                                                            87,100,000
               REAL ESTATE -- 6.16%
                REAL ESTATE INVESTMENT TRUSTS -- 6.16%
                 Annaly Capital Management, Inc.                                        4,167,200           71,467,480
                 Anworth Mtg Asset Corp.                                                3,067,800           21,842,736
       a         Apollo Commercial Real Estate Finance, Inc.                            1,089,083           17,926,306
                 Chimera Investment Corp.                                              14,242,600           51,415,786
                 Dexus Property Group                                                  78,947,249           51,169,470
       a         Invesco Mortgage Capital, Inc.                                         1,888,264           37,784,163
                 MFA Financial, Inc.                                                    7,330,500           54,245,700

                                                                                                           305,851,641
              SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 3.43%
                SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 3.43%
                 Intel Corp.                                                            2,829,700           55,037,665
                 Mediatek, Inc.                                                         1,618,000           22,785,896
                 Taiwan Semiconductor Manufacturing Co. Ltd.                           48,933,000           92,287,624

                                                                                                           170,111,185
              SOFTWARE & SERVICES -- 2.46%
                INFORMATION TECHNOLOGY SERVICES -- 1.07%
                 Paychex, Inc.                                                          2,032,700           52,789,219
                SOFTWARE -- 1.39%
                 Microsoft Corp.                                                        3,000,000           69,030,000

                                                                                                           121,819,219
              TELECOMMUNICATION SERVICES -- 13.17%
                DIVERSIFIED TELECOMMUNICATION SERVICES -- 9.81%
                 CenturyTel, Inc.                                                         750,000           24,982,500
                 France Telecom SA                                                      6,074,200          106,106,602
                 Koninklijke KPN N.V.                                                   7,001,900           89,689,791
                 Qwest Communications International, Inc.                              11,950,000           62,737,500
                 Telefonica SA                                                          3,347,700           62,449,910
                 Telstra Corp. Ltd.                                                    51,462,481          140,785,288
                WIRELESS TELECOMMUNICATION SERVICES -- 3.36%
                 China Mobile Ltd.                                                      6,894,000           69,011,712
                 Vodafone Group plc                                                    46,977,100           97,667,312

                                                                                                           653,430,615
              TRANSPORTATION -- 1.37%
                TRANSPORTATION INFRASTRUCTURE -- 1.37%
                 Hopewell Highway                                                      15,643,500           10,968,872
                 Macquarie Airports                                                    25,090,909           56,813,542

                                                                                                            67,782,414
              UTILITIES -- 5.21%
                ELECTRIC UTILITIES -- 3.61%
                 E. ON AG                                                               1,892,100           51,319,061
                 Enel S.p.A.                                                           26,607,100          113,552,328
                 Entergy Corp.                                                            200,000           14,324,000
                INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.27%
                 Algonquin Power & Utilities Corp.                                      2,592,100           10,007,544
                 Algonquin Power & Utilities Corp.                                        900,000            3,474,708
                MULTI-UTILITIES -- 1.33%
                 Dominion Resources, Inc.                                               1,700,000           65,858,000

                                                                                                           258,535,641

            TOTAL COMMON STOCK (Cost $3,290,491,322)                                                     2,998,132,950

            PREFERRED STOCK -- 4.51%
              BANKS -- 3.17%
                COMMERCIAL BANKS -- 3.17%
                 Barclays Bank plc Pfd, 7.10%                                             200,000            4,406,000
                 Fifth Third Bancorp Pfd, 8.50%                                           404,704           51,300,279
                 First Tennessee Bank Pfd, 3.75%                                           12,000            7,230,000
                 Huntington Bancshares Pfd, 8.50%                                          95,087           94,136,130

                                                                                                           157,072,409
              DIVERSIFIED FINANCIALS -- 0.47%
                CAPITAL MARKETS -- 0.04%
                 Morgan Stanley Pfd, 4.00%                                                120,000            2,082,000
                DIVERSIFIED FINANCIAL SERVICES -- 0.43%
                 Bank of America Corp. Pfd, 3.00%                                         420,000            6,409,200
                 Citigroup Capital XII Pfd, 8.50%                                         600,000           14,994,000

                                                                                                            23,485,200
             REAL ESTATE -- 0.29%
                REAL ESTATE INVESTMENT TRUSTS -- 0.29%
                 Sovereign REIT Pfd, 12.00%                                                 4,000            4,240,000
                 Alexandria Real Estate Pfd, 7.00%                                        463,500           10,044,045
              TECHNOLOGY HARDWARE & EQUIPMENT -- 0.26%
                COMMUNICATIONS EQUIPMENT -- 0.26%
                 Lucent Technologies Capital Trust I Pfd, 7.75%                            18,000           13,041,000
                TELECOMMUNICATION SERVICES -- 0.32%
       b         Centaur Funding Corp. Pfd, 9.08%                                          15,000           15,937,500

            TOTAL PREFERRED STOCK (Cost $197,924,623)                                                      223,820,154

            EXCHANGE TRADED FUNDS -- 1.83%
                 iShares Euro Stoxx 50                                                    364,000           11,536,151
                 iShares High Yield Corporate Bond                                        625,000           53,062,500
                 iShares S&P Europe 350                                                   838,600           26,290,110

            TOTAL EXCHANGE TRADED FUNDS (Cost $85,169,444)                                                  90,888,761

            ASSET BACKED SECURITIES -- 0.41%
              BANKS -- 0.05%
                COMMERCIAL BANKS -- 0.05%
                 Wells Fargo Asset Securities Corp., Series 2005-AR2 Class B1,
                 2.871%, 2/25/2035                                                 $   10,452,591            1,301,078
                 Wells Fargo Asset Securities Corp., Series 2005-AR2 Class B1,
                 3.496%, 3/25/2035                                                      9,781,119            1,197,307

                                                                                                             2,498,385
              DIVERSIFIED FINANCIALS -- 0.11%
                CAPITAL MARKETS -- 0.06%
                 Bear Stearns ARM Mtg Series 2003-6 Class 2B-1, 4.007%, 8/25/2033         701,439              243,197
                 Merrill Lynch Mtg Investors Trust, 2.839%, 8/25/2034                   6,392,537            2,820,503
                DIVERSIFIED FINANCIAL SERVICES -- 0.05%
                 Banc of America Funding Corp. Series 2006-I Class SB1, 3.985%,
                 12/20/2036                                                             3,287,874              311,559
                 Banc of America Mtg Securities Series 2005-A Class B1, 3.512%,
                 2/25/2035                                                              5,312,745              698,083
                 Citigroup Mtg Loan Trust, Inc., 4.133%, 3/25/2034                      1,655,680              847,111
                 Structured Asset Security Corp. Series 2002-27A Class B1, 2.593%,
                 1/25/2033                                                              2,857,765              476,040

                                                                                                             5,396,493
              PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES -- 0.08%
                PHARMACEUTICALS -- 0.08%
  b              QHP PhaRMA, 10.25%, 3/15/2015                                          3,744,526            3,813,762
              TRANSPORTATION -- 0.17%
                AIRLINES -- 0.17%
  b,c            American Airlines Depositor Corp., 8.00%, 10/5/2010                    8,700,000            8,439,000

                                                                                                             8,439,000

            TOTAL ASSET BACKED SECURITIES (Cost $48,910,436)                                                20,147,640

            CORPORATE BONDS -- 24.20%
              AUTOMOBILES & COMPONENTS -- 0.17%
                AUTOMOBILES -- 0.17%
  b              American Honda Finance, 7.625%, 10/1/2018                              7,000,000            8,481,347

                                                                                                             8,481,347
              BANKS -- 1.60%
                COMMERCIAL BANKS -- 1.60%
  b,d            Alfa Diversified, 2.537%, 3/15/2012                                    3,062,500            3,067,002
  b,d            Banco Industrial e Comercial S.A., 6.25%, 1/20/2013                    9,000,000            9,090,000
                 Fifth Third Bancorp, 6.25%, 5/1/2013                                   2,750,000            2,991,917
  b,d,e,f        Landsbanki Islands HF, 7.431%, 12/31/2049                              5,000,000                6,250
                 National City Bank, 7.25%, 7/15/2010                                   5,000,000            5,005,090
                 National City Preferred Capital Trust I, 12.00%, 12/29/2049            3,250,000            3,574,902
                 PNC Financial Services Group, Inc., 8.25%, 5/29/2049                  10,000,000           10,265,240
  b              PNC Preferred Funding Trust III, 8.70%, 12/31/2049                     4,500,000            4,505,400
                 Provident Bank MD, 9.50%, 5/1/2018                                     5,600,000            5,978,734
  d              Shinhan Bank, 6.819%, 9/20/2036                                          900,000              860,365
                 Silicon Valley Bank, 6.05%, 6/1/2017                                  26,713,000           27,046,726
                 Webster Capital Trust IV, 7.65%, 6/15/2037                             1,950,000            1,369,875
                 Wells Fargo Capital XIII Preferred Note, 7.70%, 12/29/2049             2,500,000            2,525,000
                 Zions Bancorp, 7.75%, 9/23/2014                                        3,000,000            3,056,934

                                                                                                            79,343,435
              CAPITAL GOODS -- 0.65%
                INDUSTRIAL CONGLOMERATES -- 0.36%
                 Otter Tail Corp., 9.00%, 12/15/2016                                   17,000,000           17,680,000
                TRADING COMPANIES & DISTRIBUTORS -- 0.29%
                 International Lease Finance Corp., 5.125%, 11/1/2010                   5,000,000            4,956,250
                 International Lease Finance Corp.  E-Capital Trust I, 5.90%,
  b              12/21/2065                                                            15,000,000            9,618,750

                                                                                                            32,255,000
              COMMERCIAL & PROFESSIONAL SERVICES -- 0.01%
                     COMMERCIAL SERVICES & SUPPLIES -- 0.01%
                 Allied Waste North America, Inc., 6.375%, 4/15/2011                      500,000              516,795
                 Waste Management, Inc., 7.375%, 8/1/2010                                 175,000              175,768

                                                                                                               692,563
              CONSUMER DURABLES & APPAREL -- 0.22%
                HOUSEHOLD DURABLES -- 0.22%
  b              Corporativo Javer SA, 13.00%, 8/4/2014                                10,000,000           11,050,000

                                                                                                            11,050,000
              CONSUMER SERVICES -- 0.07%
                HOTELS, RESTAURANTS & LEISURE -- 0.07%
                 Seneca Nation of Indians Capital Improvements Authority, 6.75%,
                 12/1/2013                                                              3,560,000            3,421,302

                                                                                                             3,421,302
              DIVERSIFIED FINANCIALS -- 2.25%
                CAPITAL MARKETS -- 0.16%
                 Goldman Sachs Group, Inc., 5.625%, 1/15/2017                           8,000,000            8,088,880
                CONSUMER FINANCE -- 1.11%
                 American Express Credit Co., 5.875%, 5/2/2013                          5,000,000            5,470,655
                 Capital One Capital IV, 6.745%, 2/17/2037                              6,400,000            5,344,000
                 Capital One Financial Corp., 6.15%, 9/1/2016                          25,500,000           26,982,493
                 SLM Corp., 4.50%, 7/26/2010                                           11,580,000           11,604,075
                 SLM Corp., 4.00%, 7/25/2014                                            2,000,000            1,699,120
                 SLM Corp. LIBOR Floating Rate Note, 0.616%, 1/27/2014                  5,000,000            4,122,175
                DIVERSIFIED FINANCIAL SERVICES -- 0.98%
                 Citigroup, Inc., 5.00%, 9/15/2014                                     16,250,000           16,253,250
  d              Export-Import Bank of Korea, 8.125%, 1/21/2014                         2,750,000            3,145,978
                 JPMorgan Chase & Co., 7.90%, 4/29/2049                                15,000,000           15,460,950
  d              Korea Development Bank, 5.30%, 1/17/2013                                 800,000              843,090
                 MBNA Corp., 6.125%, 3/1/2013                                           2,000,000            2,147,090
                 National Rural Utilities CFC, 10.375%, 11/1/2018                       5,000,000            6,933,360
  b              SquareTwo Financial Corp., 11.625%, 4/1/2017                           4,000,000            3,785,000

                                                                                                           111,880,116
              ENERGY -- 4.68%
                ENERGY EQUIPMENT & SERVICES -- 0.49%
  b              Calfrac Holdings LP, 7.75%, 2/15/2015                                  8,500,000            8,202,500
                 Nabors Industries, Inc., 9.25%, 1/15/2019                             10,500,000           12,909,183
                 Seacor Holdings, Inc., 7.375%, 10/1/2019                               2,000,000            2,112,132
                 Seitel, Inc., 9.75%, 2/15/2014                                         1,000,000              810,000
                OIL, GAS & CONSUMABLE FUELS -- 4.19%
  b              Bumi Capital PTE, Ltd., 12.00%, 11/10/2016                             3,000,000            3,045,000
                 Chesapeake Energy Corp., 7.00%, 8/15/2014                              1,000,000            1,016,250
  b              Cloud Peak Energy, Inc., 8.25%, 12/15/2017                             8,000,000            7,920,000
  b              DCP Midstream LLC, 9.75%, 3/15/2019                                    5,000,000            6,430,635
                 Enbridge Energy Partners LP, 9.875%, 3/1/2019                          9,750,000           12,810,164
  b              Enogex LLC, 6.875%, 7/15/2014                                          2,000,000            2,196,590
  b              Enogex LLC, 6.25%, 3/15/2020                                           2,500,000            2,677,378
                 Enterprise Products Operating LP, 7.034%, 1/15/2068                   22,880,000           21,049,600
                 Enterprise Products Operating LP, 9.75%, 1/31/2014                     4,000,000            4,825,964
  b              Gaz Capital SA, 8.146%, 4/11/2018                                      2,000,000            2,182,500
  b,d,e,f        Griffin Coal Mining Ltd., 9.50%, 12/1/2016                            22,000,000           13,447,500
  b              GS Caltex Corp., 7.25%, 7/2/2013                                       7,000,000            7,748,720
                 Kinder Morgan Energy Partners, 9.00%, 2/1/2019                         9,750,000           12,136,059
  b              Maritimes & Northeast Pipeline, LLC, 7.50%, 5/31/2014                  7,203,000            7,924,236
                 Murphy Oil Corp., 6.375%, 5/1/2012                                     5,000,000            5,311,525
  b              Niska Gas Storage, 8.875%, 3/15/2018                                   8,739,000            8,870,085
                 NuStar Logistics, 7.65%, 4/15/2018                                    18,000,000           20,748,780
                 Oneok Partners LP, 8.625%, 3/1/2019                                    8,000,000            9,855,576
                 Oneok Partners LP, 5.90%, 4/1/2012                                     3,000,000            3,200,097
  b,d            Petro Co. Trinidad Tobago Ltd., 9.75%, 8/14/2019                       4,000,000            4,560,000
  b,d            Petroplus Finance Ltd., 6.75%, 5/1/2014                                4,000,000            3,480,000
                 Plains Exploration & Production Co., 7.625%, 6/1/2018                  1,000,000              977,500
                 Southern Union Co., 7.20%, 11/1/2066                                  25,920,000           22,971,600
                 Teppco Partners LP, 7.00%, 6/1/2067                                    6,500,000            5,720,000
  b,c            Windsor Petroleum Transport Corp., 7.84%, 1/15/2021                    8,839,207            7,778,503
  b              Woodside Financial Ltd., 8.125%, 3/1/2014                              8,000,000            9,111,984

                                                                                                           232,030,061
              FOOD & STAPLES RETAILING -- 0.21%
                FOOD & STAPLES RETAILING -- 0.21%
                 Rite Aid Corp., 8.625%, 3/1/2015                                       3,000,000            2,445,000
                 Rite Aid Corp., 9.375%, 12/15/2015                                     9,500,000            7,766,250

                                                                                                            10,211,250
              FOOD, BEVERAGE & TOBACCO -- 0.56%
                BEVERAGES -- 0.06%
                 Anheuser Busch Cos., Inc., 4.70%, 4/15/2012                            3,000,000            3,151,122
                TOBACCO -- 0.50%
                 Altria Group, Inc., 8.50%, 11/10/2013                                  4,000,000            4,669,388
                 Altria Group, Inc., 9.70%, 11/10/2018                                 10,750,000           13,613,585
  b,d            B.A.T. International Finance, plc, 9.50%, 11/15/2018                   5,000,000            6,552,145

                                                                                                            27,986,240
              HEALTH CARE EQUIPMENT & SERVICES -- 0.08%
                HEALTH CARE TECHNOLOGY -- 0.08%
  b              Merge Healthcare, Inc., 11.75%, 5/1/2015                               4,000,000            3,940,000
              INDUSTRIALS -- 0.18%
                CAPITAL GOODS -- 0.18%
  b,c            Da-Lite Screen Co., Inc., 12.50%, 4/1/2015                             9,000,000            8,865,000
              INSURANCE -- 4.52%
                INSURANCE -- 4.52%
                 American General Finance Corp., 4.875%, 7/15/2012                      1,000,000              905,000
                 Hartford Financial Services Group, 8.125%, 6/15/2038                  24,650,000           22,369,875
  b              Liberty Mutual Group, Inc., 5.75%, 3/15/2014                           1,000,000            1,039,790
  b              Metlife Capital Trust X, 9.25%, 4/8/2068                              24,000,000           25,920,000
                 Metlife, Inc. Series A, 6.817%, 8/15/2018                              4,000,000            4,524,184
  b              National Life Insurance of Vermont, 10.50%, 9/15/2039                  2,000,000            2,363,240
                 Northwind Holdings, LLC Series 2007-1A Class A1, 1.318%, 12/1/2037     5,687,500            4,154,889
  b,d            Oil Insurance Ltd., 7.558%, 12/29/2049                                 4,000,000            3,482,440
                 Pacific Life Global Funding CPI Floating Rate Note, 4.49%,
  b              2/6/2016                                                               2,000,000            1,920,140
  b              Prudential Holdings, LLC, 8.695%, 12/18/2023                           4,500,000            5,374,665
  b,d            QBE Insurance Group Ltd., 5.647%, 7/1/2023                            10,000,000            9,273,470
  b              Swiss Re Capital I, LP, 6.854%, 5/29/2049                            148,865,000          122,069,300
                 Transatlantic Holdings, Inc., 5.75%, 12/14/2015                       14,647,000           15,027,324
  b              ZFS Finance USA Trust II, 6.45%, 12/15/2065                            5,000,000            4,475,000
  b              ZFS Finance USA Trust V, 6.50%, 5/9/2037                               1,260,000            1,127,700

                                                                                                           224,027,017
              MATERIALS -- 1.12%
                CONSTRUCTION MATERIALS -- 0.32%
  b,d            C8 Capital Ltd., 6.64%, 12/31/2049                                     2,000,000            1,298,818
                 CRH America, Inc., 8.125%, 7/15/2018                                  12,000,000           14,471,400
                CONTAINERS & PACKAGING -- 0.04%
  b              Plastipak Holdings, Inc., 10.625%, 8/15/2019                           1,750,000            1,942,500
                METALS & MINING -- 0.76%
                 Allegheny Technologies, Inc., 9.375%, 6/1/2019                         3,000,000            3,542,322
  b,d            Anglo American Capital, 9.375%, 4/8/2014                               3,500,000            4,184,019
  b,d            Bemax Resources Ltd., 9.375%, 7/15/2014                                5,000,000            4,350,000
                 Freeport-McMoRan Copper & Gold, 8.25%, 4/1/2015                        8,000,000            8,680,000
                 Freeport-McMoRan Copper & Gold, 8.375%, 4/1/2017                       4,965,000            5,461,500
                 Freeport-McMoRan Corp., 6.125%, 3/15/2034                              4,500,000            4,274,014
  b              GTL Trade Finance, Inc., 7.25%, 10/20/2017                             7,000,000            7,402,500

                                                                                                            55,607,073
              MEDIA -- 0.76%
                MEDIA -- 0.76%
                 AOL Time Warner, Inc., 6.875%, 5/1/2012                                  425,000              463,014
                 Comcast Cable Communications, 8.875%, 5/1/2017                         5,000,000            6,270,825
                 DIRECTV Holdings LLC, 6.375%, 6/15/2015                                5,100,000            5,278,500
                 DIRECTV Holdings LLC, 7.625%, 5/15/2016                                3,000,000            3,258,750
                 Time Warner Cable, Inc., 8.75%, 2/14/2019                             14,000,000           17,664,346
                 Time Warner Cable, Inc., 8.25%, 2/14/2014                              4,000,000            4,728,184

                                                                                                            37,663,619
              PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES -- 0.05%
                BIOTECHNOLOGY -- 0.05%
                 Tiers Inflation Linked Trust Series Wyeth 2004 21 Trust
                 Certificate CPI Floating Rate Note, 4.164%, 2/1/2014                   3,000,000            2,734,770

                                                                                                             2,734,770
              RETAILING -- 0.23%
                INTERNET & CATALOG RETAIL -- 0.03%
                 Ticketmaster, 10.75%, 8/1/2016                                         1,500,000            1,616,250
                MULTILINE RETAIL -- 0.05%
  d              Parkson Retail Group, 7.125%, 5/30/2012                                2,110,000            2,164,073
                SPECIALTY RETAIL -- 0.15%
  b              Ace Hardware Corp., 9.125%, 6/1/2016                                   3,000,000            3,142,500
                 Best Buy, Inc., 6.75%, 7/15/2013                                       4,000,000            4,473,992

                                                                                                            11,396,815
              SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.29%
                SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.29%
                 KLA Instruments Corp., 6.90%, 5/1/2018                                10,000,000           11,186,950
                 National Semiconductor Corp., 6.15%, 6/15/2012                         2,000,000            2,141,858
                 National Semiconductor Corp., 6.60%, 6/15/2017                         1,000,000            1,120,321

                                                                                                            14,449,129
              SOFTWARE & SERVICES -- 0.34%
                INTERNET SOFTWARE & SERVICES -- 0.20%
  b              SSI Investments II/SSI Co-Issuer LLC, 11.125%, 6/1/2018                3,000,000            3,045,000
  c              Yahoo! Inc., 6.65%, 8/10/2026                                          7,298,679            6,860,758
                SOFTWARE -- 0.14%
  b              Aspect Software, Inc., 10.625%, 5/15/2017                              2,000,000            2,000,000
                 BMC Software, Inc., 7.25%, 6/1/2018                                    4,000,000            4,779,560

                                                                                                            16,685,318
              TECHNOLOGY HARDWARE & EQUIPMENT -- 0.12%
                ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 0.12%
                 Corning, Inc., 6.05%, 6/15/2015                                        6,000,000            6,087,792

                                                                                                             6,087,792
              TELECOMMUNICATION SERVICES -- 1.65%
                DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.60%
  d              Deutsche Telekom International Finance B.V., 8.75%, 6/15/2030         26,150,000           33,777,851
  b,d            Global Crossing Ltd., 12.00%, 9/15/2015                                4,000,000            4,240,000
                 Level 3 Financing, Inc., 9.25%, 11/1/2014                             10,000,000            9,075,000
  d              Telecom Italia Capital SA, 5.25%, 10/1/2015                            4,190,000            4,228,753
  b,d            Telemar Norte Leste SA, 9.50%, 4/23/2019                               7,000,000            8,382,500
  b,d            Vimpelcom, 8.25%, 5/23/2016                                            4,500,000            4,635,000
                 Windstream Corp., 8.125%, 8/1/2013                                    10,800,000           11,164,500
  b              Zayo Group LLC, 10.25%, 3/15/2017                                      4,000,000            4,080,000
                WIRELESS TELECOMMUNICATION SERVICES -- 0.05%
  b,d            Digicel SA, 12.00%, 4/1/2014                                           2,000,000            2,235,000

                                                                                                            81,818,604
              TRANSPORTATION -- 0.15%
                MARINE -- 0.15%
                 Commercial Barge Line Co., 12.50%, 7/15/2017                           5,000,000            5,281,250
  b              United Maritime, LLC, 11.75%, 6/15/2015                                2,500,000            2,362,500

                                                                                                             7,643,750
              UTILITIES -- 4.29%
                ELECTRIC UTILITIES -- 2.16%
                 Alabama Power Capital Trust V, 3.391%, 10/1/2042                       4,000,000            4,000,000
                 Aquila, Inc., 7.95%, 2/1/2011                                          3,000,000            3,103,857
                 Arizona Public Service Co., 5.50%, 9/1/2035                            4,000,000            3,912,276
                 Arizona Public Service Co., 8.75%, 3/1/2019                            6,500,000            8,245,425
                 Comed Financing III, 6.35%, 3/15/2033                                  2,961,000            2,528,200
  b,d            Enel Finance International S.A., 6.25%, 9/15/2017                     38,000,000           41,187,136
                 Entergy Gulf States Louisiana, LLC, 6.00%, 5/1/2018                    8,000,000            8,958,152
                 FPL Group Capital, Inc., 6.65%, 6/15/2067                              4,000,000            3,660,000
  b              Great River Energy, 5.829%, 7/1/2017                                   2,183,938            2,449,724
  b,d            Listrindo Capital BV, 9.25%, 1/29/2015                                 2,750,000            2,911,177
  b              Monongahela Power Co., 7.95%, 12/15/2013                               2,000,000            2,358,140
  b              Texas-New Mexico Power, 9.50%, 4/1/2019                               19,000,000           24,057,116
                GAS UTILITIES -- 0.23%
  b              Ferrellgas Partners LP, 9.125%, 10/1/2017                              1,000,000            1,042,500
                 Southwest Gas Corp., 7.625%, 5/15/2012                                 9,465,000           10,290,717
                MULTI-UTILITIES -- 1.90%
                 Amerenenergy Generating, 7.00%, 4/15/2018                              9,050,000            9,631,797
                 Black Hills Corp., 9.00%, 5/15/2014                                    4,500,000            5,262,480
                 Dominion Resources, Inc., 8.875%, 1/15/2019                           14,750,000           19,482,597
                 Illinois Power Co., 9.75%, 11/15/2018                                  5,000,000            6,564,425
                 NiSource Finance Corp., 6.15%, 3/1/2013                               12,237,000           13,344,473
                 NiSource Finance Corp., 6.40%, 3/15/2018                              20,000,000           22,006,720
                 Sempra Energy, 9.80%, 2/15/2019                                        7,750,000           10,291,713
                 Sempra Energy, 8.90%, 11/15/2013                                       2,000,000            2,389,182
                 Union Electric Co., 6.70%, 2/1/2019                                    2,500,000            2,906,138
                 Wisconsin Energy Corp., 6.25%, 5/15/2067                               2,365,000            2,140,325

                                                                                                           212,724,270

            TOTAL CORPORATE BONDS (Cost $1,011,012,054)                                                  1,200,994,471

            CONVERTIBLE BONDS -- 3.25%
              COMMERCIAL & PROFESSIONAL SERVICES -- 0.08%
                COMMERCIAL SERVICES & SUPPLIES -- 0.08%
                 Covanta Holding Corp., 1.00%, 2/1/2027                                 4,000,000            3,710,000

                                                                                                             3,710,000
              DIVERSIFIED FINANCIALS -- 1.35%
                DIVERSIFIED FINANCIAL SERVICES -- 1.35%
                 KKR Financial Holdings LLC, 7.00%, 7/15/2012                          61,600,000           61,292,000
                 KKR Financial Holdings LLC, 7.50%, 1/15/2017                           5,000,000            5,693,750

                                                                                                            66,985,750
              ENERGY -- 0.29%
                ENERGY EQUIPMENT & SERVICES -- 0.12%
                 Global Industries Ltd., 2.75%, 8/1/2027                               10,000,000            5,975,000
                OIL, GAS & CONSUMABLE FUELS -- 0.17%
                 Chesapeake Energy Corp., 2.25%, 12/15/2038                            11,500,000            8,294,375

                                                                                                            14,269,375
              MEDIA -- 0.31%
                MEDIA -- 0.31%
  b              Central European Media, 3.50%, 3/15/2013                              15,000,000           11,418,750
                 Live Nation Entertainment, Inc., 2.875%, 7/15/2027                     5,000,000            4,156,250

                                                                                                            15,575,000
              REAL ESTATE -- 0.22%
                REAL ESTATE INVESTMENT TRUSTS -- 0.22%
  b              Extra Space Storage LP, 3.625%, 4/1/2027                              10,000,000            9,512,500
                 Washington REIT, 3.875%, 9/15/2026                                     1,470,000            1,470,000

                                                                                                            10,982,500
              SOFTWARE & SERVICES -- 0.19%
                SOFTWARE -- 0.19%
  b,d            Telvent Git SA, 5.50%, 4/15/2015                                      10,500,000            9,345,000
              TELECOMMUNICATION SERVICES -- 0.81%
                DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.28%
                 Global Crossing Ltd., 5.00%, 5/15/2011                                 9,250,000            9,157,500
                 Level 3 Communications, Inc., 5.25%, 12/15/2011                        5,000,000            4,787,500
                WIRELESS TELECOMMUNICATION SERVICES -- 0.53%
                 NII Holdings, 3.125%, 6/15/2012                                       28,000,000           26,425,000

                                                                                                            40,370,000

            TOTAL CONVERTIBLE BONDS (Cost $145,257,262)                                                    161,237,625

            MUNICIPAL BONDS -- 0.03%
                 Victor New York, 9.20%, 5/1/2014                                       1,445,000            1,504,072

            TOTAL MUNICIPAL BONDS (Cost $1,504,581)                                                          1,504,072

            U.S. GOVERNMENT AGENCIES -- 0.27%
  b              Agribank FCB, 9.125%, 7/15/2019                                        6,750,000            7,994,572
                 Federal National Mtg Association REMIC Series 2006-B1 Class AB,
                 6.00%, 6/25/2016                                                       5,170,428            5,369,232

            TOTAL U.S. GOVERNMENT AGENCIES (Cost $11,906,193)                                               13,363,804

            FOREIGN BONDS -- 2.07%
              CONSUMER SERVICES -- 0.01%
                HOTELS, RESTAURANTS & LEISURE -- 0.01%
  e,f            FU JI Food and Catering (HKD), 0%, 10/18/2010                         17,500,000              490,312

                                                                                                               490,312
              DIVERSIFIED FINANCIALS -- 0.21%
                CAPITAL MARKETS -- 0.19%
                 Morgan Stanley (AUD), 5.162%, 3/1/2013                                 4,000,000            3,192,081
                 Morgan Stanley (BRL), 10.09%, 5/3/2017                                12,560,000            6,506,150
                CONSUMER FINANCE -- 0.02%
                 SLM Corp. (AUD), 6.00%, 12/15/2010                                     1,000,000              830,747

                                                                                                            10,528,978
              FOOD & STAPLES RETAILING -- 0.04%
                FOOD & STAPLES RETAILING -- 0.04%
                 Wesfarmers Ltd. (AUD), 7.548%, 9/11/2014                               2,000,000            1,726,492
              FOOD, BEVERAGE & TOBACCO -- 0.08%
                BEVERAGES -- 0.08%
                 Ambev International Finance Co., Ltd. (BRL), 9.50%, 7/24/2017          7,669,000            4,121,291
              INSURANCE -- 0.04%
                INSURANCE -- 0.04%
                 ELM BV (AUD), 7.635%, 12/31/2049                                       3,000,000            1,946,059

                                                                                                             1,946,059
              MEDIA -- 0.11%
                MEDIA -- 0.11%
  b              Corus Entertainment (CAD), 7.25%, 2/10/2017                            2,000,000            1,913,297
                 News America Holdings (AUD), 8.625%, 2/7/2014                          4,000,000            3,468,603

                                                                                                             5,381,900
              MISCELLANEOUS -- 0.44%
                MISCELLANEOUS -- 0.44%
                 New South Wales Treasury Corp. (AUD), 3.75%, 11/20/2020                8,500,000            7,658,937
                 Regional Muni of York (CAD), 5.00%, 4/29/2019                          4,500,000            4,505,453
                 Republic of Brazil (BRL), 12.50%, 1/5/2016                            15,750,000            9,707,410

                                                                                                            21,871,800
              TELECOMMUNICATION SERVICES -- 0.07%
                Diversified Telecommunication Services -- 0.07%
                 Wind Acquisition Finance SA (EUR), 11.75%, 7/15/2017                   3,000,000            3,705,234

                                                                                                             3,705,234
              TRANSPORTATION -- 0.86%
                TRANSPORTATION INFRASTRUCTURE -- 0.86%
                 Southern Cross Air Corp. (AUD), 6.218%, 12/20/2016                    55,833,500           42,885,543

                                                                                                            42,885,543
              UTILITIES -- 0.21%
                MULTI-UTILITIES -- 0.21%
                 Ville De Montreal (CAD), 5.45%, 12/1/2019                             10,000,000           10,169,931

                                                                                                            10,169,931

            TOTAL FOREIGN BONDS (Cost $92,062,404)                                                         102,827,540

            OTHER SECURITIES -- 0.49%
                LOAN PARTICIPATIONS -- 0.49%
                 Crown Castle Operating Co., 1.854%, 3/6/2014                           2,954,315            2,804,029
                 Mylan Laboratories, Inc., 3.813%, 10/2/2014                            3,912,363            3,878,795
                 Mylan Laboratories, Inc., 3.625%, 10/2/2014                            1,775,274            1,760,042
                 Texas Comp Electric Holdings LLC, 3.79%, 10/10/2014                       60,606               44,742
                 Texas Comp Electric Holdings LLC, 3.85%, 5/10/2014                       661,603              488,429
                 Texas Comp Electric Holdings LLC, 3.79%, 10/31/2014                      106,061               77,860
                 Texas Comp Electric Holdings LLC, 4.066%, 10/10/2014                   4,212,855            3,110,140
                 Texas Comp Electric Holdings LLC, 3.85%, 10/10/2014                   13,681,818           10,043,960
                 Texas Comp Electric Holdings, LLC, 3.874%, 10/10/2014                  2,943,723            2,173,203

            TOTAL OTHER SECURITIES (Cost $25,253,290)                                                       24,381,200

            SHORT TERM INVESTMENTS -- 0.95%
                 Vulcan Materials Co., 0.65%, 7/1/2010                                 47,000,000           47,000,000

            TOTAL SHORT TERM INVESTMENTS (Cost $47,000,000)                                                 47,000,000


TOTAL INVESTMENTS -- 98.44% (Cost $4,956,491,609)                                                      $ 4,884,298,218


OTHER ASSETS LESS LIABILITIES -- 1.56%                                                                      77,321,670


NET ASSETS -- 100.00%                                                                                  $ 4,961,619,888

Footnote Legend
a     Non-income producing.
b Investment in Affiliates - Holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the Investment Company Act of 1940 because the Fund's holding represented 5% or more of the company's voting securities during the period, are shown below:

                                 Shares/Principal       Gross         Gross         Shares/Principal        Market Value
Issuer                          September 30, 2009     Additions    Reductions       June 30, 2010          June 30, 2010

Apollo Commercial Real Estate
  Finance, Inc.                                 --     1,109,100        20,017             1,089,083    $      17,926,306
Invesco Mortgage Capital, Inc.           1,223,112       745,968        80,816             1,888,264           37,784,163

Total non-controlled affiliated issuers - 1.12% of net assets                                           $      55,710,469

c     Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2010, the aggregate value of these securities in the Fund's portfolio was $537,262,781, representing
      10.82% of the Fund's net assets.
d     Security currently fair valued by the valuation and pricing committee using procedures approved by the Trustees.
e     Yankee Bond - Denominated in U.S. dollars and is publicly issued in the U.S. by foreign banks and corporations.
f     Bond in default.

                                 Outstanding Forward Currency Contracts
                                    to Buy or Sell at June 30, 2010
                                             Contract        Contract            Value         Unrealized     Unrealized
Contract Description          Buy/Sell        Amount        Value Date            USD         Appreciation   Depreciation

Euro Dollar                     Sell          3,000,000     08/27/2010    $    3,669,597    $     27,603     $         --
Euro Dollar                     Sell        253,400,000     10/06/2010       310,035,625      31,965,685               --
Euro Dollar                     Sell          6,100,000     08/27/2010         7,461,514          34,044               --
Euro Dollar                     Sell         62,000,000     10/06/2010        75,857,177         828,763               --
Euro Dollar                     Sell          1,328,700     10/06/2010         1,625,668          79,758               --
Euro Dollar                     Sell         66,359,900     10/06/2010        81,191,527       3,350,322               --
Euro Dollar                     Sell         43,100,000     10/06/2010        52,732,973       5,169,722               --
Great Britain Pound             Sell         16,000,000     10/06/2010        23,904,461              --         (804,301)
Great Britain Pound             Sell          2,985,600     10/06/2010         4,460,572          10,095               --
Great Britain Pound             Sell          7,100,000     10/06/2010        10,607,605         283,866               --
Great Britain Pound             Sell          6,946,500     10/06/2010        10,378,271         175,477               --
Great Britain Pound             Sell         19,200,000     10/06/2010        28,685,353         408,407               --
Swiss Franc                     Sell         15,400,000     10/06/2010        14,313,811         123,643               --
Swiss Franc                     Sell         72,600,000     10/06/2010        67,479,396       1,289,489               --

Total                                                                                       $ 43,746,874     $   (804,301)

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ARM        Adjustable Rate Mortgage
AUD        Denominated in Australian Dollars
BRL        Denominated in Brazilian Dollars
CAD        Denominated in Canadian Dollars
CPI        Consumer Price Index
EUR        Denominated in Euro Dollars
FCB        Farm Credit Bank
HKD        Denominated in Hong Kong Dollars
LIBOR      London Interbank Offered Rate
MFA        Mortgage Finance Authority
Mtg        Mortgage
Pfd        Preferred Stock
REIT       Real Estate Investment Trust
REMIC      Real Estate Mortgage Investment Conduit

NOTES TO SCHEDULE OF INVESTMENTS:

Derivative Financial Instruments with off-Balance Sheet Risk and Foreign Investment Risk: The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. At the date of this report, the Fund's principal exposure to derivative financial instruments was foreign exchange contracts. A foreign exchange contract is an agreement between two parties to exchange different currencies at a specified rate of exchange at an agreed upon future date. These contracts involve risks to the Fund, including the risk that a contract counterparty will not meet its obligations to the Fund, the risk that a change in a contract's value may not correlate perfectly with the currency the contract was intended to track, and the risk that the Fund's advisor is unable to correctly implement its strategy in using a contract. In any such instance, the Fund may not achieve the intended benefit of entering into a contract, and may experience a loss.

The Fund entered into forward currency contracts shown in this report in the normal course of pursuing its investment objectives, in anticipation of purchasing foreign investments or with the intent of reducing the risk to the value of the Fund's foreign investments from adverse changes in the relationship between the U.S. dollar and foreign currencies. Derivative values displayed in this report are indicative of the volume of the Fund's derivatives activities over the period of this report.

Valuation of Investments: Portfolio securities listed or traded on a national securities exchange are valued on the valuation date at the last reported sale price on the exchange that is the primary market for the security. Portfolio securities traded on an exchange for which there has been no sale that day and other equity securities traded in the over-the-counter market are valued at the mean between the last reported bid and asked prices. Portfolio securities reported by NASDAQ are valued at the NASDAQ official closing price. Any foreign security traded on exchanges outside the United States is valued at the price of the security on the exchange that is normally the security's primary market, as of the close of that exchange preceding the time of the Fund's valuation.

Any debt obligations held by the Fund have a primary market over the counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations held by the Fund are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Quotations in foreign currencies for foreign portfolio investments are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time of valuation.

In any case where the market value of an equity security held by the Fund is not readily available, the Trust's valuation and pricing committee determines a fair value for the security using procedures approved by the Trustees, which may include the use of a price obtained from an independent pricing service. The pricing service ordinarily values equity securities in these instances, using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures and index data and other data. A security's market value is deemed not readily available whenever the exchange or market on which the security is primarily traded is closed for the entire scheduled day of trading. Additionally, a security's market value may be deemed not readily available under other circumstances identified by the Trustees, including when developments occurring after the most recent close of the security's primary exchange or market, but before the most recent close of trading in Fund shares, create a serious question about the reliability of the security's market value. In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the valuation and pricing committee determines a fair value for the debt obligation using procedures approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the debt obligation.

In determining fair value for any portfolio security or other investment, the valuation and pricing committee seeks to determine the amount that an owner of the investment might reasonably expect to receive upon a sale of the investment. However, because fair value prices are estimated prices, the valuation and pricing committee's determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund's financial statements. The valuation and pricing committee's determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation Measurements: Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three levels listed below.
Level 1: Quoted prices in active markets for identical investments.

Level 2: Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment rates, credit risk, etc.)

Level 3: Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table displays a summary of the inputs used to value the Fund's net assets as of June 30, 2010. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

                                                        Fair Value Measurements at June 30, 2010
                                             Total             Level 1             Level 2             Level 3
Assets
Investments in Securities*

    Common Stock                       $  2,998,132,950   $  2,998,132,950     $            --    $              --
    Preferred Stock                         223,820,154        196,412,654          27,407,500                   --
    Exchange Traded Funds                    90,888,761         90,888,761                  --                   --
    Asset Backed Securities                  20,147,640                 --          11,708,640            8,439,000
    Corporate Bonds                       1,200,994,471                 --       1,177,490,210           23,504,261
    Convertible Bonds                       161,237,625                 --         161,237,625                   --
    Municipal Bonds                           1,504,072                 --           1,504,072                   --
    U.S. Government Agencies                 13,363,804                 --          13,363,804                   --
    Foreign Bonds                           102,827,540                 --         102,827,540                   --
    Other Securities                         24,381,200                 --          24,381,200                   --
    Short Term Investments                   47,000,000                 --          47,000,000                   --

Total Investments in Securities        $  4,884,298,217   $  3,285,434,365     $ 1,566,920,591    $      31,943,261

    Other Financial Instruments**
     Forward  Currency Contracts       $     43,746,874   $             --     $    43,746,874    $              --

Liabilities

    Other Financial Instruments**
     Forward  Currency Contracts       $       (804,301)  $             --     $      (804,301)   $              --
     Spot Currency Contracts           $        (64,878)  $        (64,878)    $            --    $              --

*See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by Morgan Stanley Capital International (MSCI), and Standard & Poor's (S&P).

**Other Financial Instruments include investments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended June 30, 2010, was as follows:

                                                                                  Net             Net
                    Beginning                                                  Unrealized      Transfers           Ending
                     Balance         Gross          Gross       Net Realized   Appreciation/  in/(out) of         Balance
                    3/31/2010      Purchases        Sales       Gain/(Loss)   (Depreciation)   Level 3 (2)      06/30/2010

Investments in
Securities (1)   $         --   $         --    $  (22,165)   $        3,799   $     75,104   $ 31,886,523   $  31,943,261

(1) Level 3 Securities represent 0.64% of Total Net Assets at the period ended June 30, 2010.
(2) Transfers to Level 3 were from Level 2, and were due to a decrease in observable inputs available at the period ended June 30, 2010. Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.

Other notes:
Effective beginning with the date of this report and, for periods ending after that date, it is the policy of the Fund to recognize significant transfers between Levels 1 and 2 and to disclose those transfers at the last date of the reporting period. The Fund recognized no significant transfers into and out of Levels 1 and 2 during the nine month period ended June 30, 2010.
Information respecting the Fund's significant accounting policies is provided in the Fund's most recent Semi-Annual Report.

Thornburg Global Opportunities Fund                                                         June 30, 2010 Unaudited
                                                                                         Shares/
                                                                                    Principal Amount           Value
            COMMON STOCK -- 91.37%
              BANKS -- 4.53%
                Commercial Banks -- 4.53%
                 China Merchants Bank Co., Ltd.                                           696,541      $     1,690,612
                 KeyCorp                                                                  109,680              843,439
                 Liechtensteinische Landesbank AG                                         171,078           10,793,064

                                                                                                            13,327,115
              CAPITAL GOODS -- 8.98%
                Aerospace & Defense -- 3.42%
       a         Spirit Aerosystems Holdings, Inc.                                        526,900           10,042,714
                Machinery -- 2.32%
                 Trinity Industries, Inc.                                                 385,521            6,831,432
                Trading Companies & Distributors -- 3.24%
                 Babcock & Brown Air Ltd. ADR                                             925,113            9,528,664

                                                                                                            26,402,810
              DIVERSIFIED FINANCIALS -- 17.03%
                Capital Markets -- 6.16%
                 Apollo Investment Corp.                                                1,028,335            9,594,366
                 Verwaltungs Private Bank AG                                               72,200            8,520,518
                Diversified Financial Services -- 10.87%
                 Bank of America Corp.                                                    692,100            9,945,477
       a         ING Groep N.V.                                                         1,341,700           10,132,947
                 KKR Financial Holdings LLC                                             1,590,600           11,865,876

                                                                                                            50,059,184
              ENERGY -- 10.30%
                Energy Equipment & Services -- 6.49%
                 Ensco plc ADR                                                            263,500           10,350,280
                 Ensign Energy Services, Inc.                                             741,100            8,715,957
                Oil, Gas & Consumable Fuels -- 3.81%
                 Eni S.p.A.                                                               298,200            5,539,091
                 OAO Gazprom ADR                                                          301,681            5,674,619

                                                                                                            30,279,947
              FOOD & STAPLES RETAILING -- 2.04%
                Food & Staples Retailing -- 2.04%
                 Walgreen Co.                                                             224,000            5,980,800

                                                                                                             5,980,800
              FOOD, BEVERAGE & TOBACCO -- 4.54%
                Food Products -- 4.54%
                 BRF-Brasil Foods SA                                                    1,015,300           13,331,086

                                                                                                            13,331,086
              HEALTH CARE EQUIPMENT & SERVICES -- 0.30%
                Health Care Technology -- 0.30%
       a         Eclipsys Corp.                                                            49,741              887,379

                                                                                                               887,379
              INSURANCE -- 10.66%
                Insurance -- 10.66%
                 Hartford Financial Services Group, Inc.                                  401,700            8,889,621
                 Swiss Re                                                                 222,450            9,227,387
                 Willis Group Holdings plc                                                439,800           13,215,990

                                                                                                            31,332,998
              MATERIALS -- 5.93%
                Construction Materials -- 1.38%
       a         China Resources Cement                                                 9,598,000            4,042,872
                Metals & Mining -- 4.55%
                 Tokyo Steel Manufacturing Co., Ltd.                                      672,700            7,882,341
                 United States Steel Corp.                                                142,734            5,502,396

                                                                                                            17,427,609
              PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES -- 4.59%
                Pharmaceuticals -- 4.59%
                 Roche Holding AG                                                          21,800            3,015,614
                 Teva Pharmaceutical Industries Ltd. ADR                                  201,530           10,477,545

                                                                                                            13,493,159
              SOFTWARE & SERVICES -- 7.35%
                Information Technology Services -- 2.46%
       a         Amdocs Ltd.                                                              269,525            7,236,746
                Internet Software & Services -- 2.80%
       a         Google, Inc.                                                              18,450            8,209,328
                Software -- 2.09%
                 Microsoft Corp.                                                          267,100            6,145,971

                                                                                                            21,592,045
              TECHNOLOGY HARDWARE & EQUIPMENT -- 4.06%
                Computers & Peripherals -- 4.06%
       a         Dell, Inc.                                                               989,900           11,938,194

                                                                                                            11,938,194
              TELECOMMUNICATION SERVICES -- 11.06%
                Diversified Telecommunication Services -- 8.81%
       a         Global Crossing Ltd.                                                   1,257,607           13,292,906
                 Telstra Corp. Ltd.                                                     4,602,300           12,590,456
                Wireless Telecommunication Services -- 2.25%
                 China Mobile Ltd.                                                        661,000            6,616,876

                                                                                                            32,500,238
            TOTAL COMMON STOCK (Cost $283,697,478)                                                         268,552,564

            PREFERRED STOCK -- 4.38%
              BANKS -- 4.38%
                Commercial Banks -- 4.38%
                 Fifth Third Bancorp Pfd, 8.50%                                           101,600           12,878,816

            TOTAL PREFERRED STOCK (Cost $2,743,464)                                                         12,878,816

            CORPORATE BONDS -- 0.48%
              TELECOMMUNICATION SERVICES -- 0.48%
                Diversified Telecommunication Services -- 0.48%
                 Level 3 Communications, Inc., 3.50%, 6/15/2012                     $   1,550,000            1,414,375


            TOTAL CORPORATE BONDS (Cost $1,218,862)                                                          1,414,375

            SHORT TERM INVESTMENTS -- 3.20%
                 Vulcan Materials Co., 0.65%, 7/1/2010                                  9,400,000            9,400,000

            TOTAL SHORT TERM INVESTMENTS (Cost $9,400,000)                                                   9,400,000


TOTAL INVESTMENTS -- 99.43% (Cost $297,059,804)                                                        $   292,245,756


OTHER ASSETS LESS LIABILITIES -- 0.57%                                                                       1,681,041


NET ASSETS -- 100.00%                                                                                  $   293,926,797

Footnote Legend
a     Non-income producing.

                                 Outstanding Forward Currency Contracts
                                    to Buy or Sell at June 30, 2010
                                             Contract        Contract            Value         Unrealized     Unrealized
Contract Description          Buy/Sell        Amount        Value Date            USD         Appreciation   Depreciation

Euro Dollar                     Sell         9,800,000      08/23/2010    $     11,987,085  $    1,332,585   $          --
Japanese Yen                    Sell       543,205,300      12/09/2010           6,162,246              --        (235,228)
Swiss Franc                     Sell        15,700,000      10/06/2010          14,592,652         278,856              --

Total                                                                                       $    1,611,441   $    (235,228)

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR        American Depository Receipt
Pfd        Preferred Stock

NOTES TO SCHEDULE OF INVESTMENTS:

Derivative Financial Instruments with Off-Balance Sheet Risk and Foreign Investment Risk: The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. At the date of this report, the Fund's principal exposure to derivative financial instruments was foreign exchange contracts. A foreign exchange contract is an agreement between two parties to exchange different currencies at a specified rate of exchange at an agreed upon future date. These contracts involve risks to the Fund, including the risk that a contract counterparty will not meet its obligations to the Fund, the risk that a change in a contract's value may not correlate perfectly with the currency the contract was intended to track, and the risk that the Fund's advisor is unable to correctly implement its strategy in using a contract. In any such instance, the Fund may not achieve the intended benefit of entering into a contract, and may experience a loss.

The Fund entered into forward currency contracts shown in this report in the normal course of pursuing its investment objectives, in anticipation of purchasing foreign investments or with the intent of reducing the risk to the value of the Fund's foreign investments from adverse changes in the relationship between the U.S. dollar and foreign currencies. Derivative values displayed in this report are indicative of the volume of the Fund's derivatives activities over the period of this report.

Valuation of Investments: Portfolio securities listed or traded on a national securities exchange are valued on the valuation date at the last reported sale price on the exchange that is the primary market for the security. Portfolio securities traded on an exchange for which there has been no sale that day and other equity securities traded in the over-the-counter market are valued at the mean between the last reported bid and asked prices. Portfolio securities reported by NASDAQ are valued at the NASDAQ official closing price. Any foreign security traded on exchanges outside the United States is valued at the price of the security on the exchange that is normally the security's primary market, as of the close of that exchange preceding the time of the Fund's valuation.

Any debt obligations held by the Fund have a primary market over the counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations held by the Fund are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Quotations in foreign currencies for foreign portfolio investments are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time of valuation.

In any case where the market value of an equity security held by the Fund is not readily available, the Trust's valuation and pricing committee determines a fair value for the security using procedures approved by the Trustees, which may include the use of a price obtained from an independent pricing service. The pricing service ordinarily values equity securities in these instances, using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures and index data and other data. A security's market value is deemed not readily available whenever the exchange or market on which the security is primarily traded is closed for the entire scheduled day of trading. Additionally, a security's market value may be deemed not readily available under other circumstances identified by the Trustees, including when developments occurring after the most recent close of the security's primary exchange or market, but before the most recent close of trading in Fund shares, create a serious question about the reliability of the security's market value.

In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the valuation and pricing committee determines a fair value for the debt obligation using procedures approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the debt obligation.

In determining fair value for any portfolio security or other investment, the valuation and pricing committee seeks to determine the amount that an owner of the investment might reasonably expect to receive upon a sale of the investment. However, because fair value prices are estimated prices, the valuation and pricing committee's determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund's financial statements. The valuation and pricing committee's determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation Measurements: Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three levels listed below.

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment rates, credit risk, etc.)

Level 3: Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table displays a summary of the inputs used to value the Fund's net assets as of June 30, 2010. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

                                                        Fair Value Measurements at June 30, 2010
                                             Total             Level 1             Level 2             Level 3
Assets
Investments in Securities*

    Common Stock                       $    268,552,564   $    268,552,564     $            --    $             --
    Preferred Stock                          12,878,816         12,878,816                  --                  --
    Corporate Bonds                           1,414,375                 --           1,414,375                  --
    Short Term Investments                    9,400,000                 --           9,400,000                  --

Total Investments in Securities        $    292,245,755   $    281,431,380     $    10,814,375    $             --

    Other Financial Instruments**
     Forward  Currency Contracts       $      1,611,442   $             --     $     1,611,442    $             --

Liabilities

    Other Financial Instruments**
     Forward  Currency Contracts       $       (235,228)   $            --     $      (235,228)   $             --
     Spot Currency Contracts           $         (3,953)   $        (3,953)     $           --    $             --

*See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by Morgan Stanley Capital International (MSCI), and Standard & Poor's (S&P).

**Other Financial Instruments include investments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

Other notes:
Effective beginning with the date of this report and, for periods ending after that date, it is the policy of the Fund to recognize significant transfers between Levels 1 and 2 and to disclose those transfers at the last date of the reporting period. The Fund recognized no significant transfers into and out of Levels 1 and 2 during the nine month period ended June 30, 2010.
Information respecting the Fund's significant accounting policies is provided in the Fund's most recent Semi-Annual Report.

Thornburg Developing World Fund                                                             June 30, 2010 Unaudited
                                                                                         Shares/
                                                                                    Principal Amount           Value
            COMMON STOCK -- 95.49%
              AUTOMOBILES & COMPONENTS -- 3.11%
                Automobiles -- 3.11%
                 Hero Honda Motors Ltd.                                                    11,300     $        497,132

                                                                                                               497,132
              BANKS -- 9.18%
                Commercial Banks -- 9.18%
                 Commercial International Bank                                             41,078              484,989
                 Komercni Banka a.s.                                                        2,134              345,033
                 Standard Chartered plc                                                     6,750              169,381
                 Turkiye Garanti Bankasi A.S.                                             111,100              466,615

                                                                                                             1,466,018
              CONSUMER DURABLES & APPAREL -- 3.38%
                Textiles, Apparel & Luxury Goods -- 3.38%
                 Li Ning Co. Ltd.                                                         123,500              409,187
                 LVMH Moet Hennessy Louis Vuitton SA                                        1,188              130,471

                                                                                                               539,658
              CONSUMER SERVICES -- 4.44%
                Diversified Consumer Services -- 2.90%
       a         New Oriental Education & Technology Group, Inc. ADR                        4,968              462,968
                Hotels, Restaurants & Leisure -- 1.54%
       a         Ctrip.com International Ltd. ADR                                           6,544              245,793

                                                                                                               708,761
              ENERGY -- 9.78%
                Energy Equipment & Services -- 2.80%
                 Schlumberger Ltd.                                                          8,088              447,590
                Oil, Gas & Consumable Fuels -- 6.98%
       a         Cairn India Ltd.                                                          54,400              356,185
                 Cnooc Ltd.                                                               253,000              433,423
                 Novatek OAO GDR                                                            4,500              325,350

                                                                                                             1,562,548
              FOOD & STAPLES RETAILING -- 7.63%
                Food & Staples Retailing -- 7.63%
                 Bim Birlesik Magazalar A.S.                                               10,820              300,679
                 Drogasil S.A.                                                             11,689              223,419
                 Eurocash SA                                                               26,500              169,357
                 Magnit OJCS GDR                                                           17,338              299,774
                 Wal-Mart de Mexico SAB de C.V.                                           101,750              225,402

                                                                                                             1,218,631
              FOOD, BEVERAGE & TOBACCO -- 0.93%
                Beverages -- 0.93%
                 Sabmiller plc                                                              5,246              148,061

                                                                                                               148,061
              HEALTH CARE EQUIPMENT & SERVICES -- 3.81%
                Health Care Providers & Services -- 3.81%
                 Diagnosticos da America SA                                                42,200              397,218
                 Sinopharm Group Co. H                                                     57,200              211,188

                                                                                                               608,406
              HOUSEHOLD & PERSONAL PRODUCTS -- 9.75%
                Household Products -- 4.36%
                 Colgate Palmolive Co.                                                      8,834              695,766
                Personal Products -- 5.39%
                 Dabur India Ltd.                                                         102,350              464,866
                 Natura Cosmeticos SA                                                      17,875              396,122

                                                                                                             1,556,754
              INSURANCE -- 4.12%
                Insurance -- 4.12%
                 China Life Insurance Co.                                                 148,000              657,617

                                                                                                               657,617
              MATERIALS -- 7.55%
                Chemicals -- 2.66%
                 Sociedad Quimica Minera de Chile SA ADR                                   13,012              424,322
                Construction Materials -- 2.97%
                 PT Indocement Tunggal Prakarsa Tbk                                       272,700              475,307
                Metals & Mining -- 1.92%
                 Southern Copper Corp.                                                     11,565              306,935

                                                                                                             1,206,564
              PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES -- 7.81%
                Pharmaceuticals -- 7.81%
                 China Shineway Pharmaceutical Group Ltd.                                 139,000              426,627
                 Genomma Lab Internacional SA                                             128,300              426,078
       a         Pharmstandard GDR                                                         17,976              395,472

                                                                                                             1,248,177
              RETAILING -- 4.50%
                Multiline Retail -- 2.73%
                 Clicks Group Ltd.                                                         98,815              437,103
                Specialty Retail -- 1.77%
                 Truworths International Ltd.                                              40,400              282,300

                                                                                                               719,403
              SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 2.03%
                Semiconductors & Semiconductor Equipment -- 2.03%
                 Mediatek, Inc.                                                            23,000              323,903

                                                                                                               323,903
              SOFTWARE & SERVICES -- 11.77%
                Information Technology Services -- 4.22%
                 Cielo SA                                                                  50,100              421,894
                 Infosys Technologies Ltd. ADR                                              4,214              252,461
                Internet Software & Services -- 4.39%
       a         Mercadolibre, Inc.                                                         4,697              246,827
                 Tencent Holdings Ltd.                                                     27,100              454,167
                Software -- 3.16%
                 Totvs SA                                                                   6,791              503,964

                                                                                                             1,879,313
              TELECOMMUNICATION SERVICES -- 1.79%
                Wireless Telecommunication Services -- 1.79%
                 China Mobile Ltd.                                                         28,500              285,296

                                                                                                               285,296
              TRANSPORTATION -- 3.91%
                Transportation Infrastructure -- 3.91%
                 China Merchants Holdings International Co. Ltd.                          118,000              391,722
                 Novorossiysk Sea Trade Port GDR                                           21,200              233,200

                                                                                                               624,922

            TOTAL COMMON STOCK (Cost $14,811,004)                                                           15,251,164


TOTAL INVESTMENTS -- 95.49% (Cost $14,811,004)                                                        $     15,251,164


OTHER ASSETS LESS LIABILITIES -- 4.51%                                                                         719,989


NET ASSETS -- 100.00%                                                                                 $     15,971,153

Footnote Legend
a     Non-income producing.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR        American Depository Receipt
GDR        Global Depository Receipt

NOTES TO SCHEDULE OF INVESTMENTS:

Derivative Financial Instruments with Off-Balance Sheet Risk and Foreign Investment Risk: The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. At the date of this report, the Fund's principal exposure to derivative financial instruments was foreign exchange contracts. A foreign exchange contract is an agreement between two parties to exchange different currencies at a specified rate of exchange at an agreed upon future date. These contracts involve risks to the Fund, including the risk that a contract counterparty will not meet its obligations to the Fund, the risk that a change in a contract's value may not correlate perfectly with the currency the contract was intended to track, and the risk that the Fund's advisor is unable to correctly implement its strategy in using a contract. In any such instance, the Fund may not achieve the intended benefit of entering into a contract, and may experience a loss.

The Fund entered into forward currency contracts shown in this report in the normal course of pursuing its investment objectives, in anticipation of purchasing foreign investments or with the intent of reducing the risk to the value of the Fund's foreign investments from adverse changes in the relationship between the U.S. dollar and foreign currencies. Derivative values displayed in this report are indicative of the volume of the Fund's derivatives activities over the period of this report.

Valuation of Investments: Portfolio securities listed or traded on a national securities exchange are valued on the valuation date at the last reported sale price on the exchange that is the primary market for the security. Portfolio securities traded on an exchange for which there has been no sale that day and other equity securities traded in the over-the-counter market are valued at the mean between the last reported bid and asked prices. Portfolio securities reported by NASDAQ are valued at the NASDAQ official closing price. Any foreign security traded on exchanges outside the United States is valued at the price of the security on the exchange that is normally the security's primary market, as of the close of that exchange preceding the time of the Fund's valuation.

Any debt obligations held by the Fund have a primary market over the counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations held by the Fund are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Quotations in foreign currencies for foreign portfolio investments are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time of valuation.

In any case where the market value of an equity security held by the Fund is not readily available, the Trust's valuation and pricing committee determines a fair value for the security using procedures approved by the Trustees, which may include the use of a price obtained from an independent pricing service. The pricing service ordinarily values equity securities in these instances, using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures and index data and other data. A security's market value is deemed not readily available whenever the exchange or market on which the security is primarily traded is closed for the entire scheduled day of trading. Additionally, a security's market value may be deemed not readily available under other circumstances identified by the Trustees, including when developments occurring after the most recent close of the security's primary exchange or market, but before the most recent close of trading in Fund shares, create a serious question about the reliability of the security's market value.

In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the valuation and pricing committee determines a fair value for the debt obligation using procedures approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the debt obligation.

In determining fair value for any portfolio security or other investment, the valuation and pricing committee seeks to determine the amount that an owner of the investment might reasonably expect to receive upon a sale of the investment. However, because fair value prices are estimated prices, the valuation and pricing committee's determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund's financial statements. The valuation and pricing committee's determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation Measurements: Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three levels listed below.

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment rates, credit risk, etc.)

Level 3: Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table displays a summary of the inputs used to value the Fund's net assets as of June 30, 2010. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

                                                        Fair Value Measurements at June 30, 2010
                                             Total             Level 1             Level 2             Level 3
Assets
Investments in Securities*

    Common Stock                       $   15,251,164     $    15,251,164      $            --    $              --

Total Investments in Securities        $   15,251,164     $    15,251,164      $            --    $              --

Liabilities

    Other Financial Instruments**
     Spot Currency Contracts           $         (636)    $          (636)     $            --    $              --

*See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by Morgan Stanley Capital International (MSCI), and Standard & Poor's (S&P).

**Other Financial Instruments include investments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

Other notes:
Effective beginning with the date of this report and, for periods ending after that date, it is the policy of the Fund to recognize significant transfers between Levels 1 and 2 and to disclose those transfers at the last date of the reporting period. The Fund recognized no significant transfers into and out of Levels 1 and 2 during the nine month period ended June 30, 2010.
Information respecting the Fund's significant accounting policies is provided in the Fund's most recent Semi-Annual Report.


Item 2. Controls and Procedures

(a) The principal executive officer and the principal financial officer have concluded that the Thornburg Investment Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.


Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are filed and attached hereto as Exhibit 99.CERT.


                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Thornburg Investment Trust

By:      /s/ Brian J. McMahon

         Brian J. McMahon

         President and principal executive officer

         Date:    August 18, 2010


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ Brian J. McMahon

         Brian J. McMahon

         President and principal executive officer

         Date:    August 18, 2010

By:      /s/ George T. Strickland

         George T. Strickland

         Treasurer and principal financial officer

         Date:    August 18, 2010